SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A
REGISTRATION STATEMENT (No. 2-69972)
  UNDER THE SECURITIES ACT OF 1933 [X]
 Pre-Effective Amendment No.           [  ]
 Post-Effective Amendment No. 60          [X]
and
REGISTRATION STATEMENT (No. 811-3114)
 UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]
 Amendment No. 60 [X]
Fidelity Select Portfolios
(Exact Name of Registrant as Specified in Charter)
82 Devonshire St., Boston, Massachusetts 02109
(Address Of Principal Executive Offices)  (Zip Code)
Registrant's Telephone Number:  617-570-7000
Arthur S. Loring, Secretary
82 Devonshire Street
Boston, Massachusetts 02109
(Name and Address of Agent for Service)
It is proposed that this filing will become effective
 (  ) immediately upon filing pursuant to paragraph (b).
 (X) on (September 29, 1997) pursuant to paragraph (b).
 (  ) 60 days after filing pursuant to paragraph (a)(1).
 (  ) on (             ) pursuant to paragraph (a)(1) of Rule 485.
 (  ) 75 days after filing pursuant to paragraph (a)(2).
 (  ) on (            ) pursuant to paragraph (a)(2) of Rule 485.
If appropriate, check the following box:
 ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and intends to file the Notice required by such Rule before April 29, 1997.
FIDELITY SELECT PORTFOLIOS



CROSS REFERENCE SHEET
FORM N-1A

ITEM NUMBER   PROSPECTUS SECTION


1            ..............................     Cover Page

2     a      ..............................     Expenses

      b, c   ..............................     Contents; The Funds at a Glance; Who May Want
                                                to Invest

3     a      ..............................     Financial Highlights

      b      ..............................     *

      c,d    ..............................     *

4     a      i.............................     Charter

             ii...........................      The Funds at a Glance; Investment Principles and
                                                Risks

      b      ..............................     Investment Principles and Risks

      c      ..............................     Who May Want to Invest; Investment Principles
                                                and Risks

5     a      ..............................     Charter

      b      i.............................     Cover Page; The Funds at a Glance; Charter; Doing
                                                Business with Fidelity

             ii...........................      Charter

             iii..........................      Expenses; Breakdown of Expenses

      c      ..............................     Charter

      d      ..............................     Charter; Breakdown of Expenses

      e      ..............................     Cover Page; Charter

      f      ..............................     Expenses

      g      i..............................    Charter

             ii..............................   *

5A           ..............................     *

6     a      i.............................     Charter

             ii...........................      How to Buy Shares; How to Sell Shares;
                                                Transaction Details; Exchange Restrictions

             iii..........................      Charter

      b      .............................      *

      c      ..............................     Transactions Details; Exchange Restrictions

      d      ..............................     *

      e      ..............................     Doing Business with Fidelity; How to Buy Shares;
                                                How to Sell Shares; Investor Services

      f, g   ..............................     Dividends, Capital Gains, and Taxes

      h      ..............................     *

7     a      ..............................     Cover Page; Charter

      b      ..............................     Expenses; How to Buy Shares; Transaction Details

      c      ..............................     Sales Charge Reductions and Waivers

      d      ..............................     How to Buy Shares

      e      ..............................     *

      f      ..............................     *

8            ..............................     How to Sell Shares; Investor Services; Transaction
                                                Details; Exchange Restrictions

9            ..............................     *


* Not Applicable
FIDELITY SELECT PORTFOLIOS

CROSS REFERENCE SHEET
(CONTINUED)
FORM N-1A

ITEM NUMBER   STATEMENT OF ADDITIONAL INFORMATION SECTION


10, 11           ............................   Cover Page

12               ............................   Description of the Trust

13       a - c   ............................   Investment Policies and Limitations

         d       ............................   Portfolio Transactions

14       a - c   ............................   Trustees and Officers

15       a, b    ............................   *

         c       ............................   Trustees and Officers

16       a       i...........................   FMR,  Portfolio Transactions

                 ii..........................   Trustees and Officers

                 iii.........................   Management Contracts

         b       ............................   Management Contracts

         c, d    ............................   Contracts with FMR Affiliates

         e       ............................   *

         f       ............................   *

         g       ............................   *

         h       ............................   Description of the Trust

         i       ............................   Contracts with FMR Affiliates

17       a - c   ............................   Portfolio Transactions

         d, e    ............................   *

18       a       ............................   Description of the Trust

         b       ............................   *

19       a       ............................   Additional Purchase and Redemption Information

         b       ............................   Additional Purchase and Redemption Information;
                                                Valuation of Portfolio Securities

         c       ............................   *

20               ............................   Distributions and Taxes

21       a, b    ............................   Contracts with FMR Affiliates

         c       ............................   *

22       a, b    ............................   *

23               ............................   Financial Statements


* Not Applicable

Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
Only Cyclical Industries and Natural Resources shares are offered through this Prospectus. This Prospectus contains financial information for Cyclical Industries and Natural Resources for the period ended August 31, 1997. The other 35 Select stock funds and the money market fund are offered through the Fidelity Select Portfolios Prospectus dated April 29, 1997, which is a part hereof. Throughout this Prospectus, the Fidelity Select Portfolios Prospectus dated April 29, 1997 is referred to as the "Select Prospectus."
To learn more about each fund and its investments, you can obtain a copy of the funds' most recent financial report and portfolio listing, or a copy of the Statement of Additional Information (SAI) dated September 29, 1997. The SAI has been filed with the Securities and Exchange Commission (SEC) and is available along with other related materials on the SEC's Internet Web site (http://www.sec.gov). The SAI is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

LIKE ALL MUTUAL FUNDS, THESE SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION, NOR HAS THE SECURITIES AND
EXCHANGE COMMISSION PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO
THE CONTRARY IS A CRIMINAL OFFENSE.
SEL-dis-0997
Each fund seeks to increase the value of your investment over the long-term by investing mainly in equity securities of companies within a particular industry or group of industries.
FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)
CYCLICAL INDUSTRIES PORTFOLIO
(fund number 515)
NATURAL RESOURCES PORTFOLIO
(fund number 514)

PROSPECTUS
SEPTEMBER 29, 1997(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's sales charge (load) and its yearly
                                         operating expenses.

                                         FINANCIAL HIGHLIGHTS  A summary of each fund's
                                         financial data.

                                         PERFORMANCE

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS





KEY FACTS
THE FUNDS AT A GLANCE
Refer to the "The Funds at a Glance" section on page P-3 of the Select Prospectus for a general description of the strategy employed in pursuit of each fund's goal.
WHO MAY WANT TO INVEST
Refer to the "Who May Want to Invest" section on page P-6 of the Select Prospectus for a general discussion of the types of investors for whom each of these stock funds is designed.
EXPENSES
Refer to the "Expenses" section beginning on page P-7 of the Select Prospectus for a discussion of both shareholder transaction and annual fund operating expenses for each fund.
The following information replaces similar information for Cyclical Industries and Natural Resources found in the tables in the Select Prospectus beginning on page P-7.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every $1,000 you invested, the tables below show how much you would pay in total expenses if you close your account after the number of years indicated.
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Operating expenses               Account    Account
                                       open       closed


CYCLICAL INDUSTRIES   Management fee (after reimbursement)    __      After 1 year    $ 55    $ 63

                      12b-1 fee                               None    After 3 years   $ 106   $ 114

                      Other expenses (after reimbursement)    2.50%

                      Total fund operating expensesA          2.50%

NATURAL RESOURCES     Management fee (after reimbursement)    __      After 1 year    $ 55    $ 63

                      12b-1 fee                               None    After 3 years   $ 106   $ 114

                      Other expenses  (after reimbursement)   2.50%

                      Total fund operating expensesA          2.50%


A BASED ON ESTIMATED EXPENSES FOR THE FIRST YEAR.
FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (as a percentage of its average net assets) exceed 2.50%. If these agreements were not in effect, the management fee, other expenses and total operating expenses would be estimated to be 0.59%, 3.18%, and 3.77% for Cyclical Industries and 0.59%, 2.58%, and 3.17% for Natural Resources. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, or extraordinary expenses.
FINANCIAL HIGHLIGHTS
The following tables supplement the information set forth in the Select Prospectus beginning on page P-14. The tables report selected data for Cyclical Industries and Natural Resources for shares outstanding throughout the period March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited):
CYCLICAL INDUSTRIES
Selected Per-Share Data and Ratios                             1997G

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)D                                  (.05)

 Net realized and unrealized gain (loss)                        1.87

 Total from investment operations                               1.82

Redemption fees added to paid in capital                        .04

Net asset value, end of period                                 $ 11.86

Total returnB,C                                                 18.60%

Net assets, end of period (000 omitted)                        $ 4,339

Ratio of expenses to average net assets                         2.50%A,E

Ratio of net investment income (loss) to average net assets     (.92)%A

Portfolio turnover rate                                         128%A

Average commissions  rateF                                     $ .0194

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G MARCH 3, 1997 (COMMENCEMENT  OF OPERATIONS) TO AUGUST 31, 1997
(UNAUDITED).
NATURAL RESOURCES
Selected Per-Share Data and Ratios                             1997G

Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss)D                                  (.03)

 Net realized and unrealized gain (loss)                        1.32

 Total from investment operations                               1.29

Redemption fees added to paid in capital                        .03

Net asset value, end of period                                 $ 11.32

Total returnB,C                                                 13.20%

Net assets, end of period (000 omitted)                        $ 7,452

Ratio of expenses to average net assets                         2.50%A,E

Ratio of net investment income (loss) to average net assets     (.54)%A

Portfolio turnover rate                                         148%A

Average commissions rateF                                      $ .0222

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIOD SHOWN.
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT
MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
G MARCH 3, 1997 (COMMENCEMENT OF OPERATIONS) TO AUGUST 31, 1997
(UNAUDITED).
PERFORMANCE
Each fund's fiscal year runs from March 1 through February 28. Performance information will be available for Cyclical Industries and Natural Resources after the funds have been in operation for six months.
Refer to the "Performance" section beginning on page P-32 of the Select Prospectus for a discussion of the terms used in presenting performance information.
THE FUNDS IN DETAIL
CHARTER
Refer to the "Charter" section beginning on page P-36 of the Select Prospectus for a description of the organization and operation of each fund.
As of August 31, 1997, approximately 26.7% of Cyclical Industries' total outstanding shares were held by an FMR affiliate.
INVESTMENT PRINCIPLES AND RISKS
Refer to the "Investment Principles and Risks" section beginning on page P-38 of the Select Prospectus for a description of each fund's investment objective, strategy and information about the investment principles and risks associated with an investment in each fund. BREAKDOWN OF EXPENSES
Refer to the "Breakdown of Expenses" section beginning on page P-50 of the Select Prospectus for a brief description of the adviser's compensation and the compensation payable to the entities providing administrative and business management support for each fund.
YOUR ACCOUNT
DOING BUSINESS WITH FIDELITY
Refer to the "Doing Business With Fidelity" section on page P-53 of the Select Prospectus for information about Fidelity as a company and how to obtain general information.
TYPES OF ACCOUNTS
Refer to the "Types of Accounts" section on page P-53 of the Select Prospectus for details on the types of accounts available and the different ways to set them up.
HOW TO BUY SHARES
Refer to the "How to Buy Shares" section on page P-54 of the Select Prospectus for details on how to purchase shares of the funds and the minimum investment amounts.
HOW TO SELL SHARES
Refer to the "How to Sell Shares" section on page P-55 of the Select Prospectus for details on how to take money out and close your account.
INVESTOR SERVICES
Refer to the "Investor Services" section on page P-56 of the Select Prospectus for details on the services available to shareholders of each fund to help them manage their accounts.
SHAREHOLDER AND ACCOUNT POLICIES
DIVIDENDS, CAPITAL GAINS, AND TAXES
Refer to the "Dividends, Capital Gains, and Taxes" section beginning on page P-58 of the Select Prospectus for information about capital gains and dividends, distribution options, and taxes.
TRANSACTION DETAILS
Refer to the "Transaction Details" section beginning on page P-58 of the Select Prospectus for information about share price calculations, the timing of purchases and redemptions, and executing trades on your account.
EXCHANGE RESTRICTIONS
Refer to the "Exchange Restrictions" section beginning on page P-60 of the Select Prospectus for information and limitations on making exchanges from and between the funds.
SALES CHARGE REDUCTIONS AND WAIVERS
Refer to the "Sales Charge Reductions and Waivers" section beginning on page P-61 of the Select Prospectus for information about when the sales charge may be reduced or waived.
SUPPLEMENT TO THE FIDELITY SELECT
PORTFOLIOS(registered trademark) APRIL 29, 1997 PROSPECTUS
The following information updates the similar information on the cover of the prospectus:
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
 FUND
 NUMBER
AMERICAN GOLD PORTFOLIO  041
BIOTECHNOLOGY PORTFOLIO  042
ENERGY SERVICE PORTFOLIO  043
HOME FINANCE PORTFOLIO  098
INSURANCE PORTFOLIO  045
RETAILING PORTFOLIO  046
The following information replaces the last paragraph of the section entitled "Expenses," on page P-12
Effective April 30, 1997, FMR has voluntarily agreed to reimburse each fund to the extent that total operating expenses (as a percentage of its average net assets) exceed 2.50%. If this agreement was not in effect, the management fee, other expenses, and total expenses of Transportation would have been 0.60%, 2.10%, and 2.70%, respectively. Expenses eligible for reimbursement do not include interest, taxes, brokerage commissions, and extraordinary expenses.
The following information updates the similar information found in the section entitled "FMR and Its Affiliates," beginning on page P-36. Paul Antico is manager of Leisure, which he has managed since January 1997. Previously, he managed other Fidelity funds. Since joining Fidelity in 1991, Mr. Antico has worked as an analyst and manager. Audra Barranco is manager of Chemicals, which she has managed since June 1997. Ms. Barranco joined Fidelity in 1996 as an analyst, after receiving her MBA from Columbia Business School. Previously, she worked as an investment commentary writer and internal wholesaler for Pioneer Funds Distributor from 1992 to 1995.
James Catudal is manager of Industrial Materials, which he has managed since August 1997. He joined Fidelity in 1997 as a research analyst. Mr. Catudal worked for State Street Research & Management as an equity analyst after receiving his MBA from the Amos Tuck School at Dartmouth College in 1995. Previously, he worked for Textron, McCord Winn Division, from 1987 to 1993.
Douglas Chase is manager of Automotive and Consumer Industries, which he has managed since May 1996 and August 1997, respectively. He managed Industrial Materials from 1994 to 1997. Mr. Chase joined Fidelity as an equity analyst in 1993 after receiving his MBA from the University of Michigan. Previously, he was a consultant for Stanford Resources from 1988 to 1991.
Jamie Harmon is manager of Biotechnology, which he has managed since June 1997. Since joining Fidelity in 1995, Mr. Harmon has worked as a research associate, analyst and manager. Previously, he was a junior analyst with Essex Investment Management Co., Inc. from 1994 to 1995. Mr. Harmon received a bachelor of arts degree in government from Harvard University in 1994.
John Porter is manager of Multimedia and Software and Computer Services, which he has managed since February 1996 and June 1997, respectively. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago. Previously, Mr. Porter was a product engineer for Ford Motor Company from 1991 to 1993.
Peter Saperstone is manager of Construction and Housing, which he has managed since August 1996, and Air Transportation and Defense and Aerospace, both of which he has managed since July 1997. Mr. Saperstone joined Fidelity as an analyst in August 1995. Previously, he was an equity research analyst at Gabelli & Company, Inc. from 1993 to 1995, and a credit analyst at National Westminster Bank USA from 1991 to 1993.
Beso Sikharulidze is manager of Health Care, which he has managed since June 1997. He also manages another Fidelity fund. Mr. Sikharulidze joined Fidelity as an analyst in 1992, after receiving his MBA from Harvard University.
Nick Thakore is manager of Telecommunications and Utilities Growth, which he has managed since July 1996 and August 1997, respectively. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Previously, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
Simon Wolf is manager of Industrial Equipment which he has managed since August 1997. Mr. Wolf joined Fidelity in 1996 as a research associate. Previously, he worked for Salomon Brothers as an analyst and high yield research assistant analyst from 1993 to 1996. Mr. Wolf received a bachelor of science in economics degree from The Wharton School at the University of Pennsylvania in 1992.
The short-selling program discussion found on page P-59 of the prospectus incorrectly identifies Fidelity Brokerage Services, Inc. as FSBI instead of FBSI.


Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how each fund invests and the services available to shareholders.
To learn more about each fund and its investments, you can obtain a copy of
the funds' most recent financial    report and portfolio listing, or a copy
of the Statement of Additional Information (SAI) dated April 29, 1997.
The SAI has been filed with the Securities and Exchange Commission (SEC)
and    is available along with other related materials on the SEC's
Internet Web site (http://www.sec.gov). The SA    I is incorporated herein
by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity at 1-800-544-8888.
INVESTMENTS IN THE MONEY MARKET FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNTED INVESTED.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN
APPROVED OR DISAPPROVED BY
THE SECURITIES AND EXCHANGE
COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR
HAS THE SECURITIES AND
EXCHANGE COMMISSION OR ANY
STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY
OR ADEQUACY OF THIS
PROSPECTUS. ANY
REPRESENTATION TO THE
CONTRARY IS A CRIMINAL
OFFENSE.
   SEL-pro-0497
Each stock fund seeks to increase the value of your investment over the
long-term by investing mainly in equity securities of companies    within a
particular industry or group of industries.     The money market fund seeks
high current income while maintaining a stable $1.00 share price by investing in high-quality, short-term money market securities.
FIDELITY
SELECT
PORTFOLIOS(REGISTERED TRADEMARK)
 Fund Trading
 Number Symbol
   AIR TRANSPORTATION PORTFOLIO  034 FSAIX
AMERICAN GOLD PORTFOLIO  141 FSAGX
AUTOMOTIVE PORTFOLIO  502 FSAVX
BIOTECHNOLOGY PORTFOLIO  142 FBIOX
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO  068 FSLBX
CHEMICALS PORTFOLIO  069 FSCHX
COMPUTERS PORTFOLIO  007 FDCPX
CONSTRUCTION AND HOUSING PORTFOLIO  511 FSHOX
CONSUMER INDUSTRIES PORTFOLIO  517 FSCPX
CYCLICAL INDUSTRIES PORTFOLIO 515
DEFENSE AND AEROSPACE PORTFOLIO 067 FSDAX
DEVELOPING COMMUNICATIONS PORTFOLIO  518 FSDCX
ELECTRONICS PORTFOLIO  008 FSELX
ENERGY PORTFOLIO  060 FSENX
ENERGY SERVICE PORTFOLIO  143 FSESX
ENVIRONMENTAL SERVICES PORTFOLIO  516 FSLEX
FINANCIAL SERVICES PORTFOLIO  066 FIDSX
FOOD AND AGRICULTURE PORTFOLIO  009 FDFAX
HEALTH CARE PORTFOLIO  063 FSPHX
HOME FINANCE PORTFOLIO  198 FSVLX
INDUSTRIAL EQUIPMENT PORTFOLIO  510 FSCGX
INDUSTRIAL MATERIALS PORTFOLIO 509 FSDPX
INSURANCE PORTFOLIO  145 FSPCX
LEISURE PORTFOLIO  062 FDLSX
MEDICAL DELIVERY PORTFOLIO  505 FSHCX
MULTIMEDIA PORTFOLIO  503 FBMPX
NATURAL GAS PORTFOLIO  513 FSNGX
NATURAL RESOURCES PORTFOLIO 514
PAPER AND FOREST PRODUCTS PORTFOLIO  506 FSPFX
PRECIOUS METALS AND MINERALS PORTFOLIO  061 FDPMX
REGIONAL BANKS PORTFOLIO  507 FSRBX
RETAILING PORTFOLIO  146 FSRPX
SOFTWARE AND COMPUTER SERVICES PORTFOLIO  028 FSCSX
TECHNOLOGY PORTFOLIO  064 FSPTX
TELECOMMUNICATIONS PORTFOLIO  096 FSTCX
TRANSPORTATION PORTFOLIO  512 FSRFX
UTILITIES GROWTH PORTFOLIO  065 FSUTX
MONEY MARKET PORTFOLIO  085 FSMMKT
PROSPECTUS
APRIL    29,     199   7    (FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
CONTENTS



KEY FACTS                                THE FUNDS AT A GLANCE

                                         WHO MAY WANT TO INVEST

                                         EXPENSES Each fund's sales charge (load) and its
                                         yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of each fund's
                                         financial data.

                                         PERFORMANCE How each fund has done over time.

THE FUNDS IN DETAIL                      CHARTER How each fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS Each fund's overall
                                         approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are
                                         calculated and what they include.

YOUR ACCOUNT                             DOING BUSINESS WITH FIDELITY

                                         TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making
                                         additional investments.

                                         HOW TO SELL SHARES Taking money out and closing
                                         your account.

                                         INVESTOR SERVICES Services to help you manage your
                                         account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations and the
                                         timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS

                                         SALES CHARGE REDUCTIONS AND WAIVERS

                                         APP   ENDIX     A



KEY FACTS


THE FUNDS AT A GLANCE
STOCK FUNDS' GOAL: Capital appreciation (increase in the value of a fund's shares). As with any mutual fund, there is no assurance that a fund will achieve its goal.
MANAGEMENT: Fidelity Management & Research Company (FMR) is the management arm of Fidelity Investments, which was established in 1946 and is now America's largest mutual fund manager. Foreign affiliates of FMR may help
choose investments for some of the stock funds. FMR Texas Inc. (   FMR
Texas    ), a subsidiary of FMR, chooses investments for the money market fund.
AIR TRANSPORTATION

STRATEGY: Invests mainly in equity securities of companies engaged in the regional, national, and international movement of passengers, mail, and freight via aircraft.
SIZE: As of February 2   8    , 1997 the fund had over $   35     million
in assets.
AMERICAN GOLD

STRATEGY: Invests mainly in equity securities of companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals, and may also invest directly in precious metals.
SIZE: As of February 2   8    , 1997 the fund had over $   428     million
in assets.
AUTOMOTIVE

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, marketing, or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
SIZE: As of February 2   8    , 1997 the fund had over $   86     million
in assets.
BIOTECHNOLOGY

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, and manufacture of various biotechnological products, services, and processes.
SIZE: As of February 2   8    , 1997 the fund had over    $674 million
in assets.
BROKERAGE AND INVESTMENT MANAGEMENT

STRATEGY: Invests mainly in equity securities of companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services.
SIZE: As of February 2   8    , 1997 the fund had over $   458     million
in assets.
CHEMICALS

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries.
SIZE: As of February 2   8    , 1997 the fund had over $   111     million
in assets.
COMPUTERS

STRATEGY: Invests mainly in equity securities of companies engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry.
SIZE: As of February 2   8    , 1997 the fund had over $   604     million
in assets.
CONSTRUCTION AND HOUSING

STRATEGY: Invests mainly in equity securities of companies engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries.
SIZE: As of February 2   8    , 1997 the fund had over $   30     million
in assets.
CONSUM   ER IN    DUSTRIES

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture and distribution of goods to consumers.
SIZE: As of February 2   8    , 1997 the fund had over $   18     million
in assets.
CYCLICAL INDUSTRIES

STRATEGY:    Invests mainly in equity securities of companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.
DEFENSE AND AEROSPACE

STRATEGY: Invests mainly in equity securities of companies engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries.
SIZE: As of February 2   8    , 1997 the fund had over $   68     million
in assets.
DEVELOPING COMMUNICATIONS

STRATEGY: Invests mainly in equity securities of companies engaged in the development, manufacture, or sale of emerging communications services or equipment.
SIZE: As of February 2   8    , 1997 the fund had over $   220     million
in assets.
ELECTRONICS

STRATEGY: Invests mainly in equity securities of companies engaged in the design, manufacture, or sale of electronic components, equipment vendors to electronic component manufacturers, electronic component distributors, and electronic instruments and electronics systems vendors.
SIZE: As of February 2   8    , 1997 the fund had over $   1.7 b    illion
in assets.
ENERGY

STRATEGY: Invests mainly in equity securities of companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
SIZE: As of February 2   8    , 1997 the fund had over    $203     million
in assets.
ENERGY SERVICE

STRATEGY: Invests mainly in equity securities of companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar power.
SIZE: As of February 2   8    , 1997 the fund had over $439        million
in assets.
ENVIRONMENTAL SERVICES

STRATEGY: Invests mainly in equity securities of companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control.
SIZE: As of February 2   8    , 1997 the fund had over $   32     million
in assets.
FINANCIAL SERVICES

STRATEGY: Invests mainly in equity securities of companies providing financial services to consumers and industry.
SIZE: As of February 2   8    , 1997 the fund had over $   426     million
in assets.
FOOD AND AGRICULTURE

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food technologies.
SIZE: As of February 2   8    , 1997 the fund had over $   223     million
in assets.
HEALTH CARE

STRATEGY: Invests mainly in equity securities of companies engaged in the design, manufacture, or sale of products or services used for, or in connection with, health care or medicine.
SIZE: As of February 2   8    , 1997 the fund had over $   1.3 b    illion
in assets.
HOME FINANCE

STRATEGY: Invests mainly in equity securities of companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.
SIZE: As of February 2   8    , 1997 the fund had over $   1.1     billion
in assets.
INDUSTRIAL EQUIPMENT

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment, parts suppliers, and subcontractors.
SIZE: As of February 2   8    , 1997 the fund had over $   102     million
in assets.
INDUSTRIAL MATERIALS

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.
SIZE: As of February 2   8    , 1997 the fund had over $   66     million
in assets.
INSURANCE

STRATEGY: Invests mainly in equity securities of companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
SIZE: As of February 2   8    , 1997 the fund had over $   42     million
in assets.
LEISURE

STRATEGY: Invests mainly in equity securities of companies engaged in the design, production, or distribution of goods or services in the leisure industries.
SIZE: As of February 2   8    , 1997 the fund had over $   98     million
in assets.
MEDICAL DELIVERY

STRATEGY: Invests mainly in equity securities of companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
SIZE: As of February 2   8    , 1997 the fund had over $   192     million
in assets.
MULTIMEDIA

STRATEGY: Invests mainly in equity securities of companies engaged in the development, production, sale, and distribution of goods or services used in the broadcast and media industries.
SIZE: As of February 2   8    , 1997 the fund had over $   54     million
in assets.
NATURAL GAS

STRATEGY: Invests mainly in equity securities of companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
SIZE: As of February 2   8    , 1997 the fund had over $   81     million
in assets.
NATURAL RESOURCES

STRATEGY:    Invests mainly in equity securities of companies that own or develop natural resources, or supply goods and services to such companies, and may also invest directly in precious metals.
PAPER AND FOREST PRODUCTS

STRATEGY: Invests mainly in equity securities of companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials, and other products related to the paper and forest products industry.
SIZE: As of February 2   8    , 1997 the fund had over $   19     million
in assets.
PRECIOUS METALS AND MINERALS

STRATEGY: Invests mainly in equity securities of companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and may also invest directly in precious metals.
SIZE: As of February 2   8    , 1997 the fund had over $   325     million
in assets.
REGIONAL BANKS

STRATEGY: Invests mainly in equity securities of companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans.
SIZE: As of February 2   8    , 1997 the fund had over $   837     million
in assets.
RETAILING

STRATEGY: Invests mainly in equity securities of companies engaged in merchandising finished goods and services primarily to individual consumers.
SIZE: As of February 2   8    , 1997 the fund had over $   59     million
in assets.
SOFTWARE AND COMPUTER SERVICES

STRATEGY: Invests mainly in equity securities of companies engaged in research, design, production, or distribution of products or processes that relate to software or information-based services.
SIZE: As of February 2   8    , 1997 the fund had over $   389     million
in assets.
TECHNOLOGY

STRATEGY: Invests mainly in equity securities of companies which FMR believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
SIZE: As of February 2   8    , 1997 the fund had over $   478     million
in assets.
TELECOMMUNICATIONS

STRATEGY: Invests mainly in equity securities of companies engaged in the development, manufacture, or sale of communications services or communications equipment.
SIZE: As of February 2   8    , 1997 the fund had over $   388     million
in assets.
TRANSPORTATION

STRATEGY: Invests mainly in equity securities of companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
SIZE: As of February 2   8    , 1997 the fund had over $   8     million in
assets.
UTILITIES GROWTH

STRATEGY: Invests mainly in equity securities of companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
SIZE: As of February 2   8    , 1997 the fund had over $   256     million
in assets.
MONEY MARKET

GOAL: Income while maintaining a stable $1.00 share price. As with any mutual fund, there is no assurance the fund will achieve its goal.
STRATEGY: Invests in high-quality, short-term money market securities of all types.
SIZE: As of February 2   8    , 1997 the fund had over $848 million in
assets.
WHO MAY WANT TO INVEST
The stock funds may be appropriate for investors who want to pursue growth aggressively by concentrating their investment on domestic and foreign securities within an industry or group of industries. The funds are
designed for those who are interested in actively    monitoring the
p    rogress, and can accept the risks, of industry-focused investing.
Because the funds are so narrowly focused, changes in a particular industry can have a substantial impact on a fund's share price. Most of the funds are non-diversified and may invest a greater portion of their assets in securities of individual issuers than diversified funds. As a result, changes in the market value of a single issuer could cause greater fluctuations in share value than would occur in a more diversified fund. The value of the stock funds' investments will vary from day to day, and generally reflect market and industry conditions, interest rates, and other company, political, or economic news both here and abroad. In the short term, stock prices can fluctuate dramatically in response to these factors. The securities of small, less well-known companies may be more volatile than those of larger companies. Over time, however, stocks have shown greater growth potential than other types of securities. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations. When you sell your stock fund shares, they may be worth more or less than what you paid for them.
The money market fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates. The money market fund is designed for use in connection with exchanges between the stock funds. Since the money market fund is sold with a sales charge, it is not recommended that you invest in the money market fund unless you intend to use it for that purpose.
By themselves, the funds do not constitute a balanced investment plan.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you may    pay when you buy,
sell, or exchange shares of a fund. In addition, you may be charged an annual account maintenance fee if your account balance falls below $2,500.
See "Transaction     Details," page , for an explanation of how and when
these charges apply.    Lower sales charges may be available for accounts
over $250,000.
Maximum sales charge on                     3.00
purchases (as a % of offering price)        %

Maximum sales charge on                     None
reinvested distributions

Deferred sales charge on                    None
redemptions

Maximum redemption fees (stock              0.75
funds only):                                %
on shares held 29 days or less (as          $   7.    50
a % of redemption amount)                   *
on shares held 30 days or more

Exchange fee (stock funds only)             $7.50

Annual account maintenance fee              $12.0
(for accounts under $2,500)                 0

* ON REDEMPT   ION AMOUNTS OF UP TO
   $1,000, YOU WILL BE CHARGED A FEE
   OF 0.75% (AS A PERCENTAGE OF YOUR
   REDEMPTION     AMOUNT).

ANNUAL FUND OPERATING EXPENSES are paid out of each fund's assets. Each
fund pays a management fee    that varies based on its performance    .
   It     also incurs other expenses for services such as maintaining shareholder records and furnishing shareholder statements and financial reports. A fund's expenses are factored into its share price or dividends
and are not charged directly to shareholder accounts (see    page     ).
   The tables beginning on this page show figures that are based on estimated or historical expenses, adjusted to reflect current fees, and are calculated as a percentage of average net assets.
EXAMPLES: Let's say, hypothetically, that each fund's annual return is 5% and that its operating expenses are exactly as just described. For every
$1,000 you invested,    the tables belo    w show how much you would pay
in tota    l expenses if you close    your account after the number of
years indicated.
The examples illustrate the effect of expenses, but are not meant to suggest actual or expected costs or returns, all of which may vary.
      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


AIR                     Management              0.60             After 1               $49           $57
TRANSPORTATION          fee                     %                year

                        12b-1 fee            Non                 After 3               $88           $96
                                             e                   years

                        Other                   1.29             After 5               $129          $137
                        expenses                %                years

                        Total fund              1.89             After 10              $245          $253
                        operating               %                years
                        expenses

AMERICAN                Management              0.60             After 1               $44           $52
GOLD                    fee                     %                year

                        12b-1 fee            Non                 After 3               $74           $82
                                             e                   years

                        Other                   0.84             After 5               $106          $114
                        expenses                %                years

                        Total fund              1.44             After 10              $197          $205
                        operating               %                years
                        expenses

AUTOMOTIVE              Management              0.60             After 1               $45           $53
                        fee                     %                year

                        12b-1 fee            Non                 After 3               $78           $86
                                             e                   years

                        Other                   0.96             After 5               $112          $120
                        expenses                %                years

                        Total fund              1.56             After 10              $210          $218
                        operating               %                years
                        expenses

BIOTECHNOLOGY           Management              0.60             After 1               $45           $53
                        fee                     %                year

                        12b-1 fee            Non                 After 3               $78           $86
                                             e                   years

                        Other                   0.97             After 5               $113          $121
                        expenses                %                years

                        Total fund              1.57             After 10              $211          $219
                        operating               %                years
                        expenses

   BROKERAGE AND           Management        0.62                   After 1         $49           $57
   INVESTMENT              fee               %                      year
   MANAGEMENT

                           12b-1 fee         Non                    After 3         $89           $97
                                             e                      years

                           Other             1.32                   After 5         $132          $140
                           expenses          %                      years

                           Total fund        1.94                   After 10        $250          $258
                           operating         %                      years
                           expenses


      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


CHEMICALS             Management       0.60             After 1        $48           $56
                      fee              %                year

                      12b-1 fee     Non                 After 3        $86           $94
                                    e                   years

                      Other            1.23             After 5        $126          $134
                      expenses         %                years

                      Total fund       1.83             After 10       $238          $246
                      operating        %                years
                      expenses

COMPUTERS             Management       0.61             After 1        $45           $53
                      fee              %                year

                      12b-1 fee     Non                 After 3        $75           $83
                                    e                   years

                      Other            0.87             After 5        $108          $116
                      expenses         %                years

                      Total fund       1.48             After 10       $202          $210
                      operating        %                years
                      expenses

CONSTRUCTION          Management       0.60             After 1        $44           $52
AND HOUSING           fee              %                year

                      12b-1 fee     Non                 After 3        $73           $81
                                    e                   years

                      Other            0.81             After 5        $105          $113
                      expenses         %                years

                      Total fund       1.41             After 10       $194          $202
                      operating        %                years
                      expenses

CONSUMER              Management       0.60             After 1        $54           $62
INDUSTRIES            fee              %                year

                      12b-1 fee     Non                 After 3        $105          $113
                                    e                   years

                      Other            1.89             After 5        $159          $167
                      expenses         %                years

                      Total fund       2.49             After 10       $304          $312
                      operating        %                years
                      expenses

CYCLICAL              Management       0.60             After 1        $50           $58
INDUSTRIES*           fee              %                year

                      12b-1 fee     Non                 After 3        $93           $101
                                    e                   years

                      Other            1.46
                      expenses         %

                      Total fund       2.06
                      operating        %
                      expenses

   DEFENSE AND        Management       0.61             After 1        $48           $56
   AEROSPACE          fee              %                year

                      12b-1 fee     Non                 After 3        $86           $94
                                    e                   years

                      Other            1.23             After 5        $127          $135
                      expenses         %                years

                      Total fund       1.84             After 10       $239          $247
                      operating        %                years
                      expenses

   DEVELOPING         Management       0.60             After 1        $46           $54
   COMMUNICATIO       fee              %                year
   NS

                      12b-1 fee     Non                 After 3        $80           $88
                                    e                   years

                      Other            1.04             After 5        $116          $124
                      expenses         %                years

                      Total fund       1.64             After 10       $219          $227
                      operating        %                years
                      expenses

E   LECTRONICS        Management       0.61             After 1        $43           $51
                      fee              %                year

                      12b-1 fee     Non                 After 3        $71           $79
                                    e                   years

                      Other            0.72             After 5        $101          $109
                      expenses         %                years

                      Total fund       1.33             After 10       $185          $193
                      operating        %                years
                      expenses


   * FIGURES ARE BASED ON ESTIMATED EXPENSES.

             Operating expenses                          Accoun          Accoun
                                                         t open          t
                                                                         closed



ENERGY                  Management       0.60             After 1        $45           $53
                        fee              %                year

                        12b-1 fee     Non                 After 3        $78           $86
                                      e                   years

                        Other            0.97             After 5        $113          $121
                        expenses         %                years

                        Total fund       1.57             After 10       $211          $219
                        operating        %                years
                        expenses

   ENERGY               Management       0.60             After 1        $45           $53
   SERVICE              fee              %                year

                        12b-1 fee     Non                 After 3        $75           $83
                                      e                   years

                        Other            0.87             After 5        $108          $116
                        expenses         %                years

                        Total fund       1.47             After 10       $200          $208
                        operating        %                years
                        expenses

   ENVIRONMENTAL        Management       0.61             After 1        $51           $59
   SERVICES             fee              %                year

                        12b-1 fee     Non                 After 3        $96           $104
                                      e                   years

                        Other            1.57             After 5        $143          $151
                        expenses         %                years

                        Total fund       2.18             After 10       $274          $282
                        operating        %                years
                        expenses

   FINANCIAL            Management       0.61             After 1        $44           $52
   SERVICES             fee              %                year

                        12b-1 fee     Non                 After 3        $74           $82
                                      e                   years

                        Other            0.84             After 5        $107          $115
                        expenses         %                years

                        Total fund       1.45             After 10       $198          $206
                        operating        %                years
                        expenses

   FOOD AND             Management       0.60             After 1        $45           $53
   AGRICULTURE          fee              %                year

                        12b-1 fee     Non                 After 3        $77           $85
                                      e                   years

                        Other            0.92             After 5        $110          $118
                        expenses         %                years

                        Total fund       1.52             After 10       $206          $214
                        operating        %                years
                        expenses

   HEALTH CARE          Management       0.60             After 1        $43           $51
                        fee              %                year

                        12b-1 fee     Non                 After 3        $71           $79
                                      e                   years

                        Other            0.73             After 5        $101          $109
                        expenses         %                years

                        Total fund       1.33             After 10       $185          $193
                        operating        %                years
                        expenses

   HOME FINANCE         Management       0.61             After 1        $44           $52
                        fee              %                year

                        12b-1 fee     Non                 After 3        $72           $80
                                      e                   years

                        Other            0.77             After 5        $103          $111
                        expenses         %                years

                        Total fund       1.38             After 10       $191          $199
                        operating        %                years
                        expenses

   INDUSTRIAL           Management       0.61             After 1        $45           $53
   EQUIPMENT            fee              %                year

                        12b-1 fee     Non                 After 3        $76           $84
                                      e                   years

                        Other            0.90             After 5        $110          $118
                        expenses         %                years

                        Total fund       1.51             After 10       $205          $213
                        operating        %                years
                        expenses

   INDUSTRIAL           Management       0.60             After 1        $45           $53
   MATERIALS            fee              %                year

                        12b-1 fee     Non                 After 3        $77           $85
                                      e                   years

                        Other            0.94             After 5        $111          $119
                        expenses         %                years

                        Total fund       1.54             After 10       $208          $216
                        operating        %                years
                        expenses


      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


   INSURANCE         Management       0.61             After 1        $48           $56
                     fee              %                year

                     12b-1 fee     Non                 After 3        $86           $94
                                   e                   years

                     Other            1.21             After 5        $126          $134
                     expenses         %                years

                     Total fund       1.82             After 10       $237          $245
                     operating        %                years
                     expenses

   LEISURE           Management       0.60             After 1        $45           $53
                     fee              %                year

                     12b-1 fee     Non                 After 3        $78           $86
                                   e                   years

                     Other            0.96             After 5        $112          $120
                     expenses         %                years

                     Total fund       1.56             After 10       $210          $218
                     operating        %                years
                     expenses

   MEDICAL           Management       0.60             After 1        $45           $53
   DELIVERY          fee              %                year

                     12b-1 fee     Non                 After 3        $78           $86
                                   e                   years

                     Other            0.97             After 5        $113          $121
                     expenses         %                years

                     Total fund       1.57             After 10       $211          $219
                     operating        %                years
                     expenses

   MULTIMEDIA        Management       0.60             After 1        $46           $54
                     fee              %                year

                     12b-1 fee     Non                 After 3        $79           $87
                                   e                   years

                     Other            1.00             After 5        $114          $122
                     expenses         %                years

                     Total fund       1.60             After 10       $214          $222
                     operating        %                years
                     expenses

   NATURAL GAS       Management       0.60             After 1     $47              $55
                     fee              %                year

                     12b-1 fee     Non                 After 3        $82           $90
                                   e                   years

                     Other            1.10             After 5        $120          $128
                     expenses         %                years

                     Total fund       1.70             After 10       $225          $233
                     operating        %                years
                     expenses

   NATURAL           Management       0.60             After 1        $50           $58
   RESOURCES*        fee              %                year

                     12b-1 fee     Non                 After 3        $93           $101
                                   e                   years

                     Other            1.46
                     expenses         %

                     Total fund       2.06
                     operating        %
                     expenses

   PAPER AND         Management       0.60             After 1        $52           $60
   FOREST            fee              %                year
   PRODUCTS

                     12b-1 fee     Non                 After 3        $96           $104
                                   e                   years

                     Other            1.59             After 5        $144          $152
                     expenses         %                years

                     Total fund       2.19             After 10       $275          $283
                     operating        %                years
                     expenses

   PRECIOUS          Management       0.60             After 1        $46           $54
   METALS AND        fee              %                year
   MINERALS

                     12b-1 fee     Non                 After 3        $80           $88
                                   e                   years

                     Other            1.02             After 5        $115          $123
                     expenses         %                years

                     Total fund       1.62             After 10       $216          $224
                     operating        %                years
                     expenses


   * FIGURES ARE BASED ON ESTIMATED EXPENSES.
      Operating expenses               Accoun   Accoun
                                       t open   t
                                                closed


   REGIONAL             Management        0.61             After 1        $44           $52
   BANKS                fee               %                year

                        12b-1 fee      Non                 After 3        $75           $83
                                       e                   years

                        Other             0.85             After 5        $107          $115
                        expenses          %                years

                        Total fund        1.46             After 10       $199          $207
                        operating         %                years
                        expenses

   RETAILING            Management        0.60             After 1        $44           $52
                        fee               %                year

                        12b-1 fee      Non                 After 3        $74           $82
                                       e                   years

                        Other             0.85             After 5        $107          $115
                        expenses          %                years

                        Total fund        1.45             After 10       $198          $206
                        operating         %                years
                        expenses

   SOFTWARE AND         Management        0.60             After 1        $45           $53
   COMPUTER             fee               %                year
   SERVICES

                        12b-1 fee      Non                 After 3        $77           $85
                                       e                   years

                        Other             0.94             After 5        $111          $119
                        expenses          %                years

                        Total fund        1.54             After 10       $208          $216
                        operating         %                years
                        expenses

   TECHNOLOGY           Management        0.60             After 1        $45           $53
                        fee               %                year

                        12b-1 fee      Non                 After 3        $76           $84
                                       e                   years

                        Other             0.89             After 5        $109          $117
                        expenses          %                years

                        Total fund        1.49             After 10       $203          $211
                        operating         %                years
                        expenses

   TELECOMMUNIC         Management        0.60             After 1        $45           $53
   ATIONS               fee               %                year

                        12b-1 fee      Non                 After 3        $76           $84
                                       e                   years

                        Other             0.91             After 5        $110          $118
                        expenses          %                years

                        Total fund        1.51             After 10       $205          $213
                        operating         %                years
                        expenses

   TRANSPORTATION       Management        0.40             After 1        $55           $63
                        fee               %                year
                        (after
                        reimbursemen
                        t)

                        12b-1 fee      Non                 After 3        $106          $114
                                       e                   years

                        Other             2.10             After 5        $159          $167
                        expenses          %                years

                        Total fund        2.50             After 10       $305          $313
                        operating         %                years
                        expenses



   UTILITIES           Management        0.60            After 1         $45    $53
   GROWTH              fee               %               year

                       12b-1 fee         Non             After 3         $75    $83
                                         e               years

                       Other             0.87            After 5         $108   $116
                       expenses          %               years

                       Total fund        1.47            After 10        $200   $208
                       operating         %               years
                       expenses



   MONEY MARKET          Management        0.20            After 1         $36   $36
                         fee               %               year

                         12b-1 fee         Non             After 3         $47   $47
                                           e               years

                         Other             0.36            After 5         $60   $60
                         expenses          %               years

                         Total fund        0.56            After 10        $98   $98
                         operating         %               years
                         expenses


A portion of the brokerage commissions that    a     fund pays is used to
reduce    tha    t fund's expenses. In addition,    each     fund    has
    entered into arrangements with its custodian and transfer agent whereby
interest earned on uninvested cash balances is used to reduce    custodian
and     transfer agent expenses   . Including these reductions    , the
total operating expenses    presented in the preceding tables would have
been:
Air Transportation                1.80
                                 %

American Gold                     1.42
                                 %

Automotive                        1.52
                                 %

Biotechnology                     1.56
                                 %

Brokerage and Investment          1.93
Management                       %

Chemicals                         1.81
                                 %

Computers                         1.44
                                 %

Construction and Housing          1.35
                                 %

Consumer Industries               2.44
                                 %

Defense and Aerospace             1.81
                                 %

Developing Communications         1.62
                                 %

Electronics                       1.29
                                 %

Energy                            1.55
                                 %

Energy Service                    1.45
                                 %

Environmental Services            2.11
                                 %

Financial Services                1.43
                                 %

Food and Agriculture              1.50
                                 %

Health Care                       1.32
                                 %

Home Finance                      1.34
                                 %

Industrial Equipment              1.44
                                 %

Industrial Materials              1.51
                                 %

Insurance                         1.77
                                 %

Leisure                           1.54
                                 %

Medical Delivery                  1.53
                                 %

Multimedia                        1.56
                                 %

Natural Gas                       1.66
                                 %

Paper and Forest Products         2.16
                                 %

Precious Metals and Minerals      1.61
                                 %

Regional Banks                    1.45
                                 %

Retailing                         1.39
                                 %

Software and Computer Services    1.51
                                 %

Technology                        1.44
                                 %

Telecommunications                1.47
                                 %

Transportation                    2.48
                                 %

Utilities Growth                  1.46
                                 %

FMR has voluntarily agreed to temporarily limit    Transportation's
operating expenses to 2.50% of its average net assets. If this agreement was not in effect the management fee, other expenses and total expenses
would    have been 0.60%, 2.10% and 2.70%, respectively    . Expenses
eligible for reimbursement do not include interest, taxes, brokerage commissions or extraordinary expenses.
FINANCIAL HIGHLIGHTS
   The financial highlights tables that follow have been audited by Price Waterhouse LLP, independent accountants. The funds' financial highlights, financial statements, and report of the auditor are included in the funds' Annual Report, and are incorporated by reference into (are legally a part
of) the funds' SAI. Contact Fidelity for a free copy of the Annual Report
or the SAI. Cyclical Industries and Natural Resources commen    ced
operations on March 3, 1   99    7.
   AIR TRANSPORTATION



    Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years 1997        1996H        1995         1994         1993C        1992D       1991D       1990D       1989D        1988D
 ended
 Februar
 y 28

 Net  $ 21.11      $ 13.93      $ 17.12      $ 13.60      $ 12.64      $ 11.53     $ 11.05     $ 11.77     $ 8.61       $ 11.87
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net  (.22)        (.01)        (.18)        (.18)        (.09)G       (.13)       (.04)       -           (.02)        (.08)
 investm
 ent
 income
 (loss)

  Net  (3.12)       7.47         (2.01)       3.78         1.33         1.40        .38         (.16)       3.18         (2.12)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total (3.34)      7.46         (2.19)       3.60         1.24         1.27        .34         (.16)       3.16         (2.20)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From --           --           --           --           --           --          --          --          --           (.02)
 net
 investm
 ent
 income

  From (.07)        (.46)        (.92)        (.22)        (.36)        (.25)       --          (.57)       --           (1.04)
 net
 realized
 gain

  In   (.20)        --           (.17)        (.05)        --           --          --          --          --           --
 excess
 of net
 realized
 gain

  Total (.27)       (.46)        (1.09)       (.27)        (.36)        (.25)       --          (.57)       --           (1.06)
 distributi
 ons

 Redemp .22         .18          .09          .19          .08          .09         .14         .01         --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net  $ 17.72      $ 21.11      $ 13.93      $ 17.12      $ 13.60      $ 12.64     $ 11.53     $ 11.05     $ 11.77      $ 8.61
 asset
 value,
 end of
 period

 Total (15.06)      54.91%       (12.45)      27.94%       10.69%       11.90%      4.34%       (1.54)      36.70%       (17.05)
 returnF,   %                    %                                                              %                        %
 K

 Net  $ 35,958     $ 75,359     $ 18,633     $ 11,035     $ 11,868     $ 6,971     $ 4,372     $ 4,688     $ 11,614     $ 2,728
 assets,
 end of
 period
 (000
 omitted)

 Ratio
of     1.89%        1.47%        2.50%        2.33%        2.48%        2.51%       2.48%       2.55%       2.52%        2.62%
 expense                         E            A,E          E           E           E           E            E
 s to
 average
 net
 assets

 Ratio
of     1.80%        1.41%        2.50%        2.31%        2.48%        2.51%       2.48%       2.55%       2.52%        2.62%
 expense B          B                         B            A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio
of     (1.10)       (.07)        (1.31)       (1.11)       (.90)%       (1.04)      (.34)       (.03)       (.18)        (.75)
 net   %            %            %            %            A            %           %           %           %            %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portf
olio   469%         504%         200%         171%         96%          261%        106%        143%        115%         340%
 turnover                                                  A
 rate

 Average        $ .0409
 commis
 sion
 rateI


 AMERICAN GOLD



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years
1997        1996H       1995        1994        1993C         1992D         1991D         1990D         1989D         1988D
 ended
 Februar
 y 28

 Net
$ 27.11     $ 18.44     $ 22.66     $ 14.15     $ 11.94       $ 13.08       $ 15.22       $ 14.36       $ 15.82       $ 18.59
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net
(.16)       (.06)       (.05)       (.11)         (.05)         (.06)         (.04)         (.06)         (.09)         .01
 investm
 ent
 income
 (loss)

  Net
1.60        8.62        (4.25)      8.44          2.16          (1.17)        (2.23)        .85           (1.37)        (2.54)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total
1.44        8.56        (4.30)      8.33          2.11          (1.23)        (2.27)        .79           (1.46)        (2.53)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From
--          --          --          --            --            --            --            --            --            (.06)
 net
 investm
 ent
 income

  From
(.50)       --          --          --            --            --            --            --            --            (.18)
 net
 realized
 gain

  Total
(.50)       --          --          --            --            --            --            --            --            (.24)
 distributi
 ons

 Redemp
 .16         .11         .08         .18           .10           .09           .13           .07           --            --
 tion
 fees
 added
 to paid
 in
 capital

 Net
$ 28.21     $ 27.11     $ 18.44     $ 22.66      $ 14.15       $ 11.94       $ 13.08       $ 15.22       $ 14.36       $ 15.82
 asset
 value,
 end of
 period

 Total
6.10%       47.02%      (18.62)     60.14%        18.51%        (8.72)        (14.06)       5.99%         (9.23)        (13.65)
 returnF,               %                                       %             %                           %            %
 K

 Net
$ 428,103   $ 451,493   $ 278,197   $ 347,406   $ 168,033     $ 130,407     $ 164,137     $ 195,322     $ 175,059     $ 206,313
 assets,
 end of
 period
 (000
 omitted)

 Ratio of
1.44%       1.39%       1.41%       1.50%         1.59%         1.75%         1.75%         1.85%         2.03%         2.33%
 expense                                          A
 s to
 average
 net
 assets

 Ratio of
1.42%       1.39%       1.41%       1.49%         1.59%         1.75%         1.75%         1.85%         2.03%         2.33%
 expense
B                                   B             A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of
(.59)       (.27)       (.22)       (.51)         (.44)         (.47)         (.29)         (.38)         (.61)         .06%
 net
%           %           %           %             %A            %             %             %             %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio
63%         56%         34%         39%           30%           40%           38%           68%           56%           89%
 turnover                                         A
 rate

 Average        $ .0270
 commis
 sion
 rateI


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.01 PER SHARE.
H FOR THE YEAR ENDED FEBRUARY 29
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
K THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
AUTOMOTIVE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosL

 Years 1997       1996J       1995         1994          1993C         1992D         1991D       1990D       1989D       1988D
 ended
 Februar
 y 28

 Net   $ 21.85    $ 19.84     $ 25.48      $ 20.69       $ 18.65       $ 12.58       $ 12.17     $ 12.86     $ 11.79     $ 12.58
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net   .13        .03         .08          .05           .13           .06           .25         .23         .15         .11
 investm
 ent
 income

  Net   4.28       1.95        (3.46)       6.00          2.26          6.55          .29         (.52)       .92         (.40)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total 4.41       1.98        (3.38)       6.05          2.39          6.61          .54         (.29)       1.07        (.29)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From  (.17)      --          (.05)        (.05)         (.06)         --            (.18)       (.41)       --          (.04)
 net
 investm
 ent
 income

  From  (.75)      --          (2.26)       (1.26)        (.36)         (.70)         --          --          --          (.46)
 net
 realized
 gain

  Total (.92)      --          (2.31)       (1.31)        (.42)         (.70)         (.18)       (.41)       --          (.50)
 distributi
 ons

 Redemp .04        .03         .05          .05           .07           .16           .05         .01         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net   $ 25.38    $ 21.85     $ 19.84      $ 25.48       $ 20.69       $ 18.65       $ 12.58     $ 12.17     $ 12.86     $ 11.79
 asset
 value,
 end of
 period

 Total  20.60%     10.13%      (12.59)      30.45%        13.42%        56.27%        4.81%       (2.07)      9.08%       (1.07)
 returnF,                      %                                                                  %                      %
 G

 Net   $ 86,347   $ 55,753    $ 60,075     $ 228,698     $ 110,360     $ 178,445     $ 974       $ 1,213     $ 1,428     $ 8,218
 assets,
 end of
 period
 (000
 omitted)

 Ratio
of      1.56%      1.81%       1.82%        1.69%         1.57%         2.48%         2.25%       2.42%       2.63%       2.49%
 expense                                                      A                       E           E           E           E
 s to
 average
 net
 assets

 Ratio
of      1.52%      1.80%       1.80%        1.68%         1.57%         2.48%         2.25%       2.42%       2.63%       2.49%
 expense  B        B           B            B             A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio
of      .54%       .13%        .34%         .22%          .72%          .36%          2.06%       1.84%       1.22%       .91%
 net                                                      A
 investm
 ent
 income
 to
 average
 net
 assets

 Port
folio   175%       61%         63%          64%           140%          29%           219%        121%        149%        311%
 turnover                                                                                A

 rate

 Average        $ .0495
 commis
 sion
 rateK


 BIOTECHNOLOGY



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosL

 Years
1997        1996J        1995        1994          1993C         1992D         1991D         1990D        1989D        1988D
 ended
 Februar
 y 28

 Net
$ 36.60     $ 25.30      $ 27.61     $ 22.60       $ 27.61       $ 26.78       $ 15.28       $ 11.90      $ 10.31      $ 13.90
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net
(.20)       .11          (.06)         (.18)         (.08)         (.11)         .05I          (.04)H       (.04)        (.15)
 investm
 ent
 income
 (loss)

  Net
1.89        11.21        (2.26)        5.15          (1.09)        3.36          11.80         3.60         1.63         (3.16)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total
1.69        11.32        (2.32)        4.97          (1.17)        3.25          11.85         3.56         1.59         (3.31)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From
(.03)       (.07)        --            --            --            --            --            --           --           --
 net
 investm
 ent
 income

  In
--          --           --            --            --            (.02)         --            --           --           --
 excess
 of net
 investm
 ent
 income

  From
(4.06)      --           --            --            (3.89)        (2.52)        (.67)         (.24)        --           (.28)
 net
 realized
 gain

  Total
(4.09)      (.07)        --            --            (3.89)        (2.54)        (.67)         (.24)        --           (.28)
 distributi
 ons

 Redemp
 .04         .05          .01           .04           .05           .12           .32           .06          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net
$ 34.24     $ 36.60      $ 25.30     $ 27.61       $ 22.60       $ 27.61       $ 26.78       $ 15.28      $ 11.90      $ 10.31
 asset
 value,
 end of
 period

 Total
5.85%       44.97%       (8.37)        22.17%        (5.92)        12.36%        81.43%        30.53%       15.42%       (23.52)
 returnF,                %                           %                                                                   %
 G

 Net
$ 674,902   $ 1,096,86   $ 448,197    $ 481,146     $ 507,993     $ 679,877     $ 482,271     $ 70,994     $ 46,946     $ 47,557
 assets,    4
 end of
 period
 (000
 omitted)

 Ratio of
1.57%       1.44%        1.59%         1.62%         1.50%         1.50%         1.63%         2.07%        2.21%        2.51%
 expense    E                          A                                                                                E
 s to
 average
 net
 assets

 Ratio of
1.56%       1.43%        1.59%         1.61%         1.50%         1.50%         1.63%         2.07%        2.21%        2.51%
 expense
B           B                          B             A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of
(.59)       .35%         (.27)         (.69)         (.37)         (.34)         .24%          (.31)        (.43)        (1.31)
 net
%                        %             %             %A            %                           %            %            %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio
41%         67%          77%           51%           79%           160%          166%          290%         80%          205%
 turnover                                            A
 rate

 Average        $ .0376
 commis
 sion
 rateK


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
I INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
J FOR THE YEAR ENDED FEBRUARY 29
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
L NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
BROKERAGE AND INVESTMENT MANAGEMENT



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years  1997        1996J      1995         1994         1993J        1992D        1991D        1990D       1989D       1988D
 ended
 Februar
 y 28

 Net    $ 18.49     $ 15.51    $ 17.75      $ 14.22      $ 11.48      $ 9.28       $ 7.97       $ 8.39      $ 7.14      $ 13.06
 asset
 value,
beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net   .08         .09        (.03)        (.02)        --           .02          .08          .08         .09         .01
 investm
 ent
 income
 (loss)

  Net    7.80        4.29      (2.25)       4.95         2.65         1.96         1.15         (.35)       1.25        (4.75)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  7.88        4.38       (2.28)       4.93         2.65         1.98         1.23         (.27)       1.34        (4.74)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   (.06)       (.04)      --           (.01)        --           (.01)        (.09)        (.16)       (.09)       (.03)
 net
 investm
 ent
 income

  From   (.65)       (1.09)     --           (1.47)       --           --           --           --          --          (1.15)
 net
 realized
 gain

  In     --          (.35)      --           --           --           --           --           --          --          --
 excess
 of net
 realized
 gain

  Total  (.71)       (1.48)     --           (1.48)       --           (.01)        (.09)        (.16)       (.09)       (1.18)
 distributi
 ons

 Redemp  .10         .08        .04          .08          .09          .23          .17          .01         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 25.76     $ 18.49    $ 15.51      $ 17.75      $ 14.22      $ 11.48      $ 9.28       $ 7.97      $ 8.39      $ 7.14
 asset
 value,
 end of
 period

 Total  44.27%      29.85%     (12.62)      35.87%       23.87%       23.84%       17.90%       (3.23)      18.93%      (34.82)
 returnF,                      %                                                                %                       %
 G

 Net    $ 458,787   $ 38,382   $ 27,346     $ 59,810     $ 24,687     $ 17,915     $ 11,285     $ 2,298     $ 4,340     $ 4,254
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.94%     1.64%      2.54%        1.79%        2.21%        2.17%        2.50%        2.50%       2.54%       2.58%
 expense            E          E                         E                         E            E           E           E
 s to
 average
 net
 assets

 Ratio of 1.93%         1.61%        2.54%        1.77%        2.21%        2.17%        2.50%        2.50%       2.54%       2.58%

 expense  B             B                         B            A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of .37%        .50%       (.20)      (.14)        .02%         .16%         .94%         .91%        1.18%       .09%
 net                             %          %            A
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio 16%         166%       139%       295%         111%         254%         62%          142%        185%        447%
 turnover                                                A
 rate

 Average        $ .0392
 commis
 sion
 rateH


 CHEMICALS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years 1997        1996J      1995       1994         1993C        1992D        1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net   $ 39.53     $ 33.91    $ 31.66    $ 28.62      $ 32.81      $ 26.25      $ 22.70      $ 23.77      $ 20.67      $ 20.43
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net  .28         .01        .36        .29          .30          .12          .28          .41          .28          .33
 investm
 ent
 income

  Net  5.49        8.89       2.65       5.97         (.84)        7.27         3.94         (.21)        2.82         (.05)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total 5.77       8.90       3.01       6.26         (.54)        7.39         4.22         .20          3.10         .28
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From  (.12)      (.08)      (.22)       (.23)        (.31)        (.18)        (.10)        (.16)        --           --
 net
 investm
 ent
 income

  From  (2.74)     (3.22)     (.60)       (3.05)       (3.36)       (.71)        (.60)        (1.13)       --           (.04)
 net
 realized
 gain

  Total (2.86)     (3.30)     (.82)       (3.28)       (3.67)       (.89)        (.70)        (1.29)       --           (.04)
 distributi
 ons

 Redemp  .09        .02        .06        .06          .02          .06          .03          .02          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 42.53    $ 39.53    $ 33.91    $ 31.66      $ 28.62      $ 32.81      $ 26.25      $ 22.70      $ 23.77      $ 20.67
 asset
 value,
 end of
 period

 Total  15.06%     27.48%     9.90%      23.63%       (1.61)       29.07%       18.99%       .71%         15.00%       1.41%
 returnF,                                             %
 G

 Net    $ 111,409   $ 89,230   $ 97,511   $ 62,217   $ 28,796     $ 39,566     $ 20,396     $ 21,150     $ 44,914     $ 118,942
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.83%     1.99%      1.52%      1.93%        1.89%        2.16%        2.50%        2.37%        2.24%        1.93%
 expense                                                                         A                         E
 s to
 average
 net
 assets

 Ratio of 1.81%     1.97%      1.51%      1.93%        1.89%        2.16%        2.50%        2.37%        2.24%        1.93%
 expense  B         B          B                       A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of .67%      .04%       1.07%      .97%         1.21%        .40%         1.21%        1.65%        1.27%        1.61%
 net                                                  A
 investm
 ent
 income
 to
 average
 net
 assets

 Portfolio 207%      87%        106%       81%        214%         87%          87%          99%          117%         179%
 turnover                                             A
 rate

 Average        $ .0458
 commis
 sion
 rateH


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J FOR THE YEAR ENDED FEBRUARY 29
COMPUTERS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosM

 Years  1997        1996K       1995        1994        1993C      1992D        1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net    $ 41.03     $ 30.67     $ 27.02     $ 20.15     $ 17.63    $ 16.60      $ 12.68      $ 11.60      $ 11.86      $ 16.60
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net   (.36)       (.23)       (.31)       (.21)J      (.15)        (.03)I       .42H         (.11)        (.13)        (.11)
 investm
 ent
 income
 (loss)

  Net   9.94        16.10       3.68        8.66        2.44         1.18         3.21         .98          (.13)        (4.29)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total 9.58        15.87       3.37        8.45        2.29         1.15         3.63         .87          (.26)        (4.40)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From  --          --          --          --          --           --           (.12)        --           --           (.01)
 net
 investm
 ent
 income

  In    --          --          --          --          --           (.27)        --           --           --           --
 excess
 of net
 investm
 ent
 income

  From  (2.47)      (5.61)      --          (1.80)      --           (.22)        --           --           --           (.33)
 net
 realized
 gain

  Total (2.47)      (5.61)      --          (1.80)      --           (.49)        (.12)        --           --           (.34)
 distributi
 ons

 Redemp .11         .10         .28         .22         .23          .37          .41          .21          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net   $ 48.25     $ 41.03     $ 30.67     $ 27.02     $ 20.15      $ 17.63      $ 16.60      $ 12.68      $ 11.60      $ 11.86
 asset
 value,
 end of
 period

 Total 23.97%      52.79%      13.51%      45.06%      14.29%       9.36%        32.11%       9.31%        (2.19)       (26.33)
 returnF,                                                                                                  %            %
 G

 Net   $ 604,286   $ 527,337   $ 215,014   $ 120,435   $ 47,596     $ 32,810     $ 29,455     $ 27,561     $ 15,730     $ 23,110
 assets,
 end of
 period
 (000
 omitted)

 Ratio
of     1.48%       1.40%       1.71%       1.90%       1.81%        2.17%        2.26%        2.64%        2.56%        2.62%
 expense                                               A                                      E            E            E
 s to
 average
 net
 assets

 Ratio
of     1.44%       1.38%       1.69%       1.89%       1.81%        2.17%        2.26%        2.64%        2.56%        2.62%
 expense B         B           B           B           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio
of    (.83)       (.56)       (1.12)      (.91)       (.98)        (.18)        2.94%        (.94)        (1.18)       (.75)
 net  %           %           %           %           %A           %                         %            %            %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Port
folio   255%      129%        189%        145%          254%         568%         695%         596%         466%         284%
 turnover                                               A
 rate

 Average        $ .0432
 commis
 sion
 rateL


 CONSTRUCTION AND HOUSING



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosM

 Years 1997       1996K        1995         1994         1993C        1992D        1991D       1990D       1989D       1988D
 ended
 Februar
 y 28

 Net   $ 19.56    $ 16.79      $ 19.82      $ 15.74      $ 13.84      $ 11.76      $ 11.66     $ 13.01     $ 11.25     $ 13.74
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    .06        .07          (.02)        .01          .02          (.06)        .01         --          .14         (.05)
 investm
 ent
 income
 (loss)

  Net    3.38       3.55         (2.50)       4.26         1.87         2.93         1.45        .34         1.95        (2.31)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  3.44       3.62         (2.52)       4.27         1.89         2.87         1.46        .34         2.09        (2.36)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   (.02)      (.07)        --           --           --           --           (.16)       (.08)       (.06)       --
 net
 investm
 ent
 income

  From   (1.03)     (.81)        (.52)        (.22)        (.01)        (.88)        (1.27)      (1.62)      (.27)       (.13)
 net
 realized
 gain

  Total  (1.05)     (.88)        (.52)        (.22)        (.01)        (.88)        (1.43)      (1.70)      (.33)       (.13)
 distributi
 ons

 Redemp  .05        .03          .01          .03          .02          .09          .07         .01         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 22.00    $ 19.56      $ 16.79      $ 19.82      $ 15.74      $ 13.84      $ 11.76     $ 11.66     $ 13.01     $ 11.25
 asset
 value,
 end of
 period

 Total   18.64%     21.77%       (12.54)      27.45%       13.81%       26.96%       13.46%      2.39%       19.01%      (16.85)
 returnF,                        %                                                                                       %
 G

 Net    $ 30,581   $ 42,668     $ 16,863     $ 80,999     $ 31,111     $ 26,687     $ 4,070     $ 1,217     $ 1,335     $ 3,112
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.41%     1.43%        1.76%        1.67%        2.02%        2.50%        2.48%       2.41%       2.56%       2.70%
 expense                                                   A                         E           E           E           E
 s to
 average
 net
 assets

 Ratio of 1.35%     1.40%        1.74%        1.66%        2.02%        2.50%        2.48%       2.41%       2.56%       2.70%
 expense  B         B            B            B            A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of .27%      .39%         (.11)        .03%         .20%         (.49)        .08%        (.03)       1.16%       (.41)
 net                             %                         A            %                        %                       %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Port
folio     270%       139%        45%          35%          60%          183%         137%        185%        225%        330%
 turnover                                                 A
 rate

 Average        $ .0410
 commis
 sion
 rateL


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.08 AND $.36 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1991.
I INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.22 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1992.
J INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.07 PER SHARE.
K FOR THE YEAR ENDED FEBRUARY 29
L FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
M NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
CONSUMER INDUSTRIES



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosL

 Years          1997         1996J        1995         1994        1993C       1992D       1991B
 ended
 Februar
 y 28

 Net            $ 17.84      $ 13.91      $ 15.24      $ 12.97     $ 13.81     $ 11.22     $ 10.00
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net            (.22)        .08          (.15)        (.20)       (.09)       (.07)       .05H
 investm
 ent
 income
 (loss)

  Net            2.93         3.97         (.60)        3.84        .20         2.86        1.18
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total          2.71         4.05         (.75)        3.64        .11         2.79        1.23
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From           --           (.02)        --           --          --          --          (.06)
 net
 investm
 ent
 income

  From           --           (.01)        (.60)        (1.40)      (.97)       (.22)       --
 net
 realized
 gain

  In             --           (.20)        --           --          --          --          --
 excess
 of net
 realized
 gain

  Total          --           (.23)        (.60)        (1.40)      (.97)       (.22)       (.06)
 distributi
 ons

 Redemp          .11          .11          .02          .03         .02         .02         .05
 tion
 fees
 added
 to paid
 in
 capital

 Net            $ 20.66      $ 17.84      $ 13.91      $ 15.24     $ 12.97     $ 13.81     $ 11.22
 asset
 value,
 end of
 period

 Total           15.81%       30.01%       (4.59)       28.43%      .98%        25.27%      12.89%
 returnF,                                           %
 G

 Net            $ 18,392     $ 22,362     $ 20,501     $ 8,374     $ 7,005     $ 7,553     $ 1,877
 assets,
 end of
 period
 (000
 omitted)

 Ratio of        2.49%        1.53%        2.49%        2.48%       2.47%       2.48%       2.43%
 expense                          E            E            E           A,E         E           A,E
 s to

 average
 net
 assets

 Ratio of        2.44%I       1.48%I       2.49%        2.48%       2.47%       2.48%       2.43%
 expense                                                            A                      A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of        (1.13)       .46%         (1.08)       (1.34)      (.80)%      (.56)       .62%
 net            %                              %            %           A           %           A
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio       340%         601%         190%         169%        215%        140%        108%
 turnover                                                           A                       A
 rate

 Average        $ .0355
 commis
 sion
 rateK


 DEFENSE AND AEROSPACE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosL

 Years   1997         1996J        1995        1994         1993C       1992D       1991D       1990D       1989D       1988D
 ended
 Februar
 y 28

 Net     $ 26.97      $ 19.64      $ 19.14     $ 15.08      $ 14.37     $ 13.72     $ 11.90     $ 12.42     $ 12.16     $ 16.05
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    (.11)        (.05)        (.06)       .07          (.02)       (.01)       .10         .04         (.05)       (.12)
 investm
 ent
 income
 (loss)

  Net     4.18         9.09         .70         4.57         .69         .67         1.72        (.56)       .31         (3.31)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total   4.07         9.04         .64         4.64         .67         .66         1.82        (.52)       .26         (3.43)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From    --           --           --          (.10)        --          (.04)       (.12)       --          --          --
 net
 investm
 ent
 income

  In      --           --           --          --           --          (.02)       --          --          --          --
 excess
 of net
 investm
 ent
 income

  From   (2.17)       (1.82)       (.27)       (.62)        --          --          --          --          --          (.46)
 net
 realized
 gain

  Total   (2.17)       (1.82)       (.27)       (.72)        --          (.06)       (.12)       --          --          (.46)
 distributi
 ons

 Redemp   .07          .11          .13         .14          .04         .05         .12         --          --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net     $ 28.94      $ 26.97      $ 19.64     $ 19.14      $ 15.08     $ 14.37     $ 13.72     $ 11.90     $ 12.42     $ 12.16
 asset
 value,
 end of
 period

 Total   15.87%       47.40%       4.13%       32.04%       4.94%       5.18%       16.42%      (4.19)      2.14%       (20.90)
 returnF,                                                                                       %                       %
 G

 Net     $ 68,803     $ 26,648     $ 4,985     $ 11,136     $ 1,463     $ 1,280     $ 3,070     $ 1,599     $ 1,759     $ 2,439
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.84%        1.77%        2.49%       2.53%        2.48%       2.46%       2.49%       2.43%       2.53%       2.33%
 expense               E            E           E            A,E         E           E           E           E           E
 s to
 average
 net
 assets

 Ratio of 1.81%I       1.75%I       2.49%       2.53%        2.48%       2.46%       2.49%       2.43%       2.53%       2.33%
 expense                                                                               A

 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of (.39)        (.20)        (.32)       .40%         (.14)%      (.10)       .78%        .34%        (.39)       (.91)
 net      %            %            %                        A           %                                   %           %
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio 219%        267%         146%        324%         87%         32%         162%        96%         62%         162%
 turnover                                                                              A

 rate

 Average        $ .0335
 commis
 sion
 rateK


 A ANNUALIZED
B FROM JUNE 29,1990 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1991.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
I FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
J FOR THE YEAR ENDED FEBRUARY 29
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
L NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
DEVELOPING COMMUNICATIONS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years          1997          1996C         1995          1994          1993D        1992E        1991B
 ended
 Februar
 y 28

 Net            $ 19.42       $ 20.40       $ 19.65       $ 16.44       $ 13.54      $ 11.95      $ 10.00
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net            (.18)         (.17)         (.16)         (.16)         (.07)        (.08)J       (.10)
 investm
 ent
 income
 (loss)

  Net            .42           4.17          2.55          4.82          2.98         2.42         1.86
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total          .24           4.00          2.39          4.66          2.91         2.34         1.76
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From           --            (5.00)        (1.67)        (1.47)        (.03)        (.79)        --
 net
 realized
 gain

 Redemp          .02           .02           .03           .02           .02          .04          .19
 tion
 fees
 added
 to paid
 in
 capital

 Net            $ 19.68       $ 19.42       $ 20.40       $ 19.65       $ 16.44      $ 13.54      $ 11.95
 asset
 value,
 end of
 period

 Total           1.34%         21.84%        13.63%        30.24%        21.66%       21.41%       19.50%
 returnG,
 H

 Net            $ 220,360     $ 333,185     $ 254,426     $ 222,109     $ 83,383     $ 39,261     $ 7,745
 assets,
 end of
 period
 (000
 omitted)

 Ratio of        1.64%         1.53%         1.58%         1.56%         1.88%        2.50%        2.50%
 expense                                                                 A                         A,K
 s to
 average
 net
 assets

 Ratio of        1.62%         1.51%         1.56%         1.56%         1.88%        2.50%        2.50%
 expense        F             F             F                            A                         A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of        (.86)         (.78)         (.83)         (.88)         (.59)        (.61)        (1.23)%
 net            %             %             %             %             %A           %            A
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio       202%          249%          266%          280%          77%          25%          469%
 turnover                                                                A                         A
 rate

 Average        $ .0346
 commis
 sion
 rateL


 ELECTRONICS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years  1997         1996C        1995        1994        1993D      1992E        1991E        1990E        1989E       1988E
 ended
 Februar
 y 28

 Net   $ 28.18      $ 19.80      $ 17.67     $ 14.28     $ 11.81    $ 10.75      $ 9.11       $ 7.32       $ 7.86      $ 10.79
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net  (.17)        (.08)        (.18)       (.09)       (.05)        (.12)        (.04)        --           (.11)       (.09)
 investm
 ent
 income
 (loss)

  Net  9.80         13.51        2.11        6.09        2.33         1.00         1.53         1.62         (.43)       (2.84)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total 9.63        13.43        1.93        6.00        2.28         .88          1.49         1.62         (.54)       (2.93)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From  --           --           --          --          --         --           (.01)        --           --          --
 net
 investm
 ent
 income

  From  --           (5.25)       --          (2.75)      --         --           --           --           --          --
 net
 realized
 gain

  Total --           (5.25)       --          (2.75)      --         --           (.01)        --           --          --
 distributi
 ons

 Redemp .14          .20          .20         .14         .19        .18          .16          .17          --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 37.95      $ 28.18      $ 19.80     $ 17.67     $ 14.28    $ 11.81      $ 10.75      $ 9.11       $ 7.32      $ 7.86
 asset
 value,
 end of
 period

 Total  34.67%       72.75%       12.05%      46.24%      20.91%     9.86%        18.15%       24.45%       (6.87)      (27.15)
 returnG,                                                                                                   %           %
 H

 Net    $ 1,744,01   $ 1,133,36   $ 216,433   $ 110,993   $ 48,027   $ 34,222     $ 18,178     $ 26,141     $ 8,667     $ 12,963
 assets,7            2
 end of
 period
 (000
 omitted)

 Ratio
of      1.33%        1.25%        1.72%       1.67%       1.69%      2.16%        2.26%        2.57%        2.79%       2.54%
 expense                                                  A                                    K            K           K
 s to
 average
 net
 assets

 Ratio
of      1.29%        1.22%        1.71%       1.67%       1.69%      2.16%        2.26%        2.57%        2.79%       2.54%
 expense F           F            F                       A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio
of      (.54)        (.28)        (.98)       (.52)       (.50)      (1.07)       (.45)        (.02)        (1.51)      (1.02)
 net    %            %            %           %           %A         %            %            %            %           %
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Port
folio   341%         366%         205%        163%        293%       299%         268%         378%         697%        686%
 turnover                                                 A
 rate

 Average        $ .0421
 commis
 sion
 rateL


 A ANNUALIZED
B FROM JUNE 29, 1990 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1991
C FOR THE YEAR ENDED FEBRUARY 29
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J INVESTMENT INCOME (LOSS) INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.06 PER SHARE.
K DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
L FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.

 ENERGY



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years  1997        1996H       1995       1994        1993C       1992D        1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net    $ 18.97     $ 16.10     $ 16.73    $ 15.84     $ 14.70     $ 15.43      $ 16.64      $ 14.40      $ 13.15      $ 13.68
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net   .13         .18         .07        .06         .23         .17          .16          .27          .32          .24
 investm
 ent
 income

  Net    3.59        3.13        (.11)      1.35        1.16        (.75)        .15          2.23         1.25         (.47)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  3.72        3.31        (.04)      1.41        1.39        (.58)        .31          2.50         1.57         (.23)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   (.13)       (.11)       (.08)      (.03)       (.27)       (.16)        (.15)        (.07)        (.32)        (.03)
 net
 investm
 ent
 income

  From   (1.31)      (.36)       (.54)      (.57)       --          (.02)        (1.43)       (.22)        --           (.27)
 net
 realized
 gain

  Total  (1.44)      (.47)       (.62)      (.60)       (.27)       (.18)        (1.58)       (.29)        (.32)        (.30)
 distributi
 ons

 Redemp  .06         .03         .03        .08         .02         .03          .06          .03          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 21.31     $ 18.97     $ 16.10    $ 16.73     $ 15.84     $ 14.70      $ 15.43      $ 16.64      $ 14.40      $ 13.15
 asset
 value,
 end of
 period

 Total  20.35%      20.92%      .04%       9.69%       9.81%       (3.55)       2.26%        17.52%       12.37%       (1.15)
 returnF,                                                          %                                                   %
 G

 Net    $ 203,265   $ 119,676   $ 96,023   $ 145,490   $ 179,133   $ 77,334     $ 92,611     $ 83,912     $ 80,225     $ 109,429
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.57%      1.63%       1.85%      1.67%       1.71%       1.78%        1.79%        1.94%        1.77%        2.09%
 expense                                                A
 s to
 average
 net
 assets

 Ratio of 1.55%      1.63%       1.85%      1.66%       1.71%       1.78%        1.79%        1.94%        1.77%        2.09%
 expense  B                                 B           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of .62%       1.04%       .42%       .37%        1.88%       1.16%        .99%         1.69%        2.48%        1.72%
 net                                                    A
 investm
 ent
 income
 to
 average
 net
 assets

 Portfolio 87%         97%         106%       157%        72%         81%        61%          74%          168%         183%
 turnover                                                 A
 rate

 Average        $ .0399
 commis
 sion
 rateK


 ENERGY SERVICE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years   1997        1996H       1995       1994       1993C        1992D        1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net    $ 16.09     $ 11.97     $ 11.66    $ 11.01    $ 9.43       $ 12.51      $ 12.19      $ 8.99       $ 9.22       $ 10.86
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net     (.01)       .08I        .02        .03        .01          (.12)        --           (.05)        (.04)        (.12)
 investm
 ent
 income
 (loss)

  Net     5.05        4.49        .67        .51        1.47         (3.11)       .15          3.17         (.19)        (1.52)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total   5.04        4.57        .69        .54        1.48         (3.23)       .15          3.12         (.23)        (1.64)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From    --          (.04)       (.01)      (.05)      --           --           (.02)        --           --           --
 net
 investm
 ent
 income

  In      --          --          (.01)      --         --           --           --           --           --           --
 excess
 of net
 investm
 ent
 income

  From    (.79)L      (.48)       (.35)      --         --           --           --           --           --           --
 net
 realized
 gain

  In      --          --          (.13)      --         --           --           --           --           --           --
 excess
 of net
 realized
 gain

  Total   (.79)       (.52)       (.50)      (.05)      --           --           (.02)        --           --           --
 distributi
 ons

 Redemp   .12         .07         .12        .16        .10          .15          .19          .08          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net      $ 20.46     $ 16.09     $ 11.97    $ 11.66    $ 11.01    $ 9.43       $ 12.51      $ 12.19      $ 8.99       $ 9.22
 asset
 value,
 end of
 period

 Total    32.26%      39.15%      7.60%      6.36%      16.76%       (24.62)      2.80%        35.60%       (2.49)       (15.10)
 returnF,                                                            %                                      %            %
 G

 Net      $ 439,504   $ 273,805   $ 63,794   $ 40,857   $ 85,234   $ 41,322     $ 73,398     $ 61,821     $ 44,003     $ 33,089
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.47%       1.59%       1.81%      1.66%      1.76%        2.07%        1.82%        2.29%        2.53%        2.71%
 expense                                                A                                                   E            E
 s to
 average
 net
 assets

 Ratio of 1.45%       1.58%       1.79%      1.65%      1.76%        2.07%        1.82%        2.29%        2.53%        2.71%
 expense  B           B           B          B          A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of (.07)       .60%        .19%       .23%       .13%         (1.13)       (.02)        (.42)        (.45)        (1.06)
 net      %                                             A            %            %            %            %            %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio 167%        223%        209%       137%       236%       89%          62%          128%         78%          461%
 turnover                                                A
 rate

 Average        $ .0374
 commis
 sion
 rateK


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WTIH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H FOR THE YEAR ENDED FEBRUARY 29
I INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
L THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.
ENVIRONMENTAL SERVICES



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years          1997         1996H        1995         1994         1993C        1992D        1991D         1990B
 ended
 Februar
 y 28

 Net            $ 12.42      $ 10.27      $ 11.93      $ 11.36      $ 11.39      $ 12.95      $ 11.41       $ 10.00
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net            (.08)        (.17)        (.14)        (.11)        (.06)        (.09)        (.04)         .02
 investm
 ent
 income
 (loss)

  Net            2.04K        2.95         (1.53)       .67          .42          (1.06)       1.55          1.38
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total          1.96         2.78         (1.67)       .56          .36          (1.15)       1.51          1.40
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From           --           --           --           --           --           --           --            (.01)
 net
 investm
 ent
 income

  From           --           (.65)        --           --           (.39)        (.42)        --            --
 net
 realized
 gain

  In             (.02)        --           --           --           --           --           --            --
 excess
 of net
 realized
 gain

  Total          (.02)        (.65)        --           --           (.39)        (.42)        --            (.01)
 distributi
 ons

 Redemp          .14          .02          .01          .01          --           .01          .03           .02
 tion
 fees
 added
 to paid
 in
 capital

 Net            $ 14.50      $ 12.42      $ 10.27      $ 11.93      $ 11.36      $ 11.39      $ 12.95       $ 11.41
 asset
 value,
 end of
 period

 Total           16.93%       27.49%       (13.91)      5.02%        3.34%        (8.67)       13.50%        14.20%
 returnF,                                  %                                      %
 G

 Net            $ 32,525     $ 27,587     $ 31,270     $ 65,956     $ 65,913     $ 65,132     $ 100,263     $ 101,736
 assets,
 end of
 period
 (000
 omitted)

 Ratio of        2.18%        2.36%        2.04%        2.07%        1.99%        2.03%        2.03%         2.25%
 expense                                                                                A                    A
 s to
 average
 net
 assets

 Ratio of        2.11%        2.32%        2.01%        2.03%        1.99%        2.03%        2.03%         2.25%
 expense         E            E            E            E            A                                       A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of        (.59)        (1.43)       (1.32)       (1.02)       (.70)        (.74)        (.30)         .16%
 net            %            %            %            %            %A           %            %            j116 A
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio       252%         138%         82%          191%         176%         130%         122%          72%
 turnover                                                            A                                       A
 rate

 Average        $ .0348
 commis
 sion
 rateJ


 FINANCIAL SERVICES



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years  1997        1996H       1995        1994        1993C       1992D        1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net    $ 65.70     $ 48.23     $ 51.24     $ 53.29     $ 42.42     $ 30.55      $ 28.28      $ 30.64      $ 26.36      $ 32.47
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    .74         1.03        .76         .29         .33         .54          .58          .66          1.00         .48
 investm
 ent
 income

  Net    21.55       17.56       .87         5.02        14.30       11.35        1.67         (2.53)       4.09         (4.93)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  22.29       18.59       1.63        5.31        14.63       11.89        2.25         (1.87)       5.09         (4.45)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   (.63)       (.37)       (.79)       (.20)       (.51)       (.35)        (.52)        (.33)        (.81)        (.12)
 net
 investm
 ent
 income

  From   (4.56)      (.91)       (3.93)      (7.32)      (3.38)      --           --           (.19)        --           (1.54)
 net
 realized
 gain

  Total  (5.19)      (1.28)      (4.72)      (7.52)      (3.89)      (.35)        (.52)        (.52)        (.81)        (1.66)
 distributi
 ons

 Redemp  .14         .16         .08         .16         .13         .33          .54          .03          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net     $ 82.94     $ 65.70     $ 48.23     $ 51.24     $ 53.29     $ 42.42     $ 30.55      $ 28.28      $ 30.64      $ 26.36
 asset
 value,
 end of
 period

 Total   35.54%      39.05%      4.72%       10.85%      36.46%      40.31%       10.51%       (6.20)       19.68%       (12.97)
 returnF,                                                                                      %                         %
 G

 Net     $ 426,424   $ 270,466   $ 153,089   $ 116,195   $ 214,612   $ 91,700   $ 35,962     $ 21,087     $ 32,647     $ 28,371
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.45%      1.42%       1.56%       1.64%       1.54%       1.85%        2.49%        2.22%        1.07%        2.47%
 expense                                                 A
 s to
 average
 net
 assets

 Ratio of 1.43%      1.41%       1.54%       1.63%       1.54%       1.85%        2.49%        2.22%        1.07%        2.47%
 expense  E          E           E           E           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of 1.03%      1.78%       1.52%       .53%        .86%        1.49%        2.22%        2.03%        3.53%        1.58%
 net                                                     A
 investm
 ent
 income
 to
 average
 net
 assets

 Portf
olio      80%         125%        107%        93%         100%        164%       237%         308%         186%         81%
 turnover                                                 A
 rate

 Average commission rateJ      $ .0433

 A ANNUALIZED
B FROM JUNE 29, 1989 (COMMENCEMENT OF OPERATIONS) TO APRIL 30, 1990
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H FOR THE YEAR ENDED FEBRUARY 29
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
K THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FOOD AND AGRICULTURE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosH

 Years   1997        1996J       1995        1994       1993C       1992D         1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net     $ 42.15     $ 32.53     $ 31.49     $ 30.86    $ 29.22     $ 27.87       $ 22.84      $ 20.76      $ 16.05      $ 17.51
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net   .42         .37         .15         .09        .05           .13           .21          .19          .09          (.01)
 investm
 ent
 income
 (loss)

  Net   4.91        11.61       2.80        3.29       3.26          2.89          5.78         4.07         4.67         (.87)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total 5.33        11.98       2.95        3.38       3.31          3.02          5.99         4.26         4.76         (.88)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From  (.24)       (.20)       (.08)       (.06)      (.10)         (.11)         (.27)        (.04)        (.05)        (.03)
 net
 investm
 ent
 income

  From  (2.77)      (2.20)      (1.85)      (2.70)     (1.57)        (1.59)        (.79)        (2.17)       --           (.55)
 net
 realized
 gain

  Total (3.01)      (2.40)      (1.93)      (2.76)     (1.67)        (1.70)        (1.06)       (2.21)       (.05)        (.58)
 distributi
 ons

 Redemp .06         .04         .02         .01        --            .03           .10          .03          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 44.53     $ 42.15     $ 32.53     $ 31.49    $ 30.86     $ 29.22       $ 27.87      $ 22.84      $ 20.76      $ 16.05
 asset
 value,
 end of
 period

 Total  13.59%      37.92%      10.14%      11.69%     11.72%        11.11%        27.39%       20.83%       29.70%       (4.63)
 returnF,                                                                                                                 %
 G

 Net    $ 223,423   $ 301,102   $ 197,130   $ 95,010   $ 108,377    $ 108,922     $ 64,490     $ 25,965     $ 15,536     $ 9,298
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.52%     1.43%       1.70%       1.65%      1.67%         1.83%         2.22%        2.53%        2.50%        2.45%
 expense                                               A                                        E            E            E
 s to
 average
 net
 assets

 Ratio of 1.50%     1.42%       1.68%       1.64%      1.67%         1.83%         2.22%        2.53%        2.50%        2.45%
 expense  B         B           B           B          A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of 1.01%     .99%        .49%        .29%       .21%          .46%          .85%         .82%         .48%         (.04)
 net                                                   A                                                                  %
 investm
 ent
 income
 (loss) to
 average
 net ass
 ets

 Portf
olio    91%         124%        126%        96%        515%          63%           124%         267%         248%         215%
 turnover                                              A
 rate

 Average        $ .0326
 commis
 sion
 rateK


 HEALTH CARE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosH

 Years
1997         1996J        1995        1994        1993C       1992D         1991D         1990D         1989D         1988D
 ended
 Februar
 y 28

 Net
$ 100.47     $ 76.13      $ 63.31     $ 52.57     $ 70.42     $ 69.99       $ 46.15       $ 39.79       $ 33.59       $ 41.98
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net
 .52          .95          .75         .15         .13           (.02)         .73I          .72           .33           .02
 investm
 ent
 income
 (loss)

  Net
18.01        28.85        18.38       10.61       (9.34)        9.47          28.70         6.56          6.15          (7.49)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total
18.53        29.80        19.13       10.76       (9.21)        9.45          29.43         7.28          6.48          (7.47)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From
(.65)        (.59)        (.62)       (.07)       (.16)         (.34)         (.20)         (.13)         (.28)         --
 net
 investm
 ent
 income

  From
(15.95)      (4.92)       (5.74)      --          (8.51)        (8.81)        (5.67)        (.84)         --            (.92)
 net
 realized
 gain

  Total
(16.60)      (5.51)       (6.36)      (.07)       (8.67)        (9.15)        (5.87)        (.97)         (.28)         (.92)
 distributi
 ons

 Redemp
 .05          .05          .05         .05         .03           .13           .28           .05           --            --
 tion
 fees
 added
 to paid
 in
 capital

 Net
$ 102.45     $ 100.47     $ 76.13     $ 63.31     $ 52.57     $ 70.42       $ 69.99       $ 46.15       $ 39.79       $ 33.59
 asset
 value,
 end of
 period

 Total
20.41%       39.68%       31.24%      20.57%      (14.81)       13.92%        69.32%        18.55%        19.44%        (17.58)
 returnF,                                                                                     %
                                                   %
 G

 Net
$ 1,372,55   $ 1,525,91   $ 943,141   $ 522,890   $ 536,367   $ 838,814     $ 624,018     $ 217,522     $ 210,700     $ 208,048
 assets,
4            0
 end of
 period
 (000
 omitted)

 Ratio of
1.33%        1.31%        1.39%       1.59%       1.46%         1.44%         1.53%         1.74%         1.41%         1.64%
 expense                                                                                     j146 A

 s to
 average
 net
 assets

 Ratio of
1.32%        1.30%        1.36%       1.55%       1.46%         1.44%         1.53%         1.74%         1.41%         1.64%
 expense
B            B            B           B           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of
 .52%         1.06%        1.08%       .26%        .24%          (.02)         1.28%         1.61%         .95%          .06%
 net                                                                                         j24 A            j02 %

 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio
59%          54%          151%        213%        112%          154%          159%          126%          114%          122%
 turnover                                                                                    j112 A

 rate

 Average        $ .0466
 commis
 sion
 rateK


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.55 PER SHARE.
J FOR THE YEAR ENDED FEBRUARY 29
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
HOME FINANCE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years  1997         1996F       1995        1994        1993D       1992E        1991E       1990E        1989E       1988E
 ended
 Februar
 y 28

 Net    $ 33.30      $ 23.92     $ 25.03     $ 22.18     $ 15.38     $ 10.84      $ 8.98      $ 10.88      $ 8.57      $ 14.44
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net     .53          .53         .20         .03         .09         .05          .16         .09          .11         .02
 investm
 ent
 income

  Net     14.60        9.72        2.34        4.15        6.80        4.40         1.69        (1.47)       2.33        (2.39)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total   15.13        10.25       2.54        4.18        6.89        4.45         1.85        (1.38)       2.44        (2.37)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From    (.32)        (.19)       (.12)       (.01)       (.01)       (.14)        (.14)       (.04)        (.13)       --
 net
 investm
 ent
 income

  From    (2.16)       (.73)       (3.60)      (1.40)      (.28)       --           --          (.49)        --          (3.50)
 net
 realized
 gain

  Total   (2.48)       (.92)       (3.72)      (1.41)      (.29)       (.14)        (.14)       (.53)        (.13)       (3.50)
 distributi
 ons

 Redemp   .05          .05         .07         .08         .20         .23          .15         .01          --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net      $ 46.00      $ 33.30     $ 23.92     $ 25.03     $ 22.18     $ 15.38     $ 10.84     $ 8.98       $ 10.88     $ 8.57
 asset
 value,
 end of
 period

 Total    47.50%       43.24%      12.43%      19.61%      46.43%        43.62%     22.88%      (13.04)      28.76%      (11.60)
 returnG,                                                                                       %                        %
 H

 Net      $ 1,176,82   $ 617,035   $ 229,924   $ 155,563   $ 337,903   $ 49,405    $ 8,782     $ 5,432      $ 5,557     $ 6,387
 assets,  8
 end of
 period
 (000
 omitted)

 Ratio of 1.38%        1.35%       1.47%       1.58%       1.55%       2.08%        2.50%I      2.53%I       2.56%I      2.57%I
 expense                                                   A
 s to
 average
 net
 assets

 Ratio of 1.34%        1.32%       1.45%       1.58%       1.55%       2.08%        2.50%       2.53%        2.56%       2.57%
 expense  C            C           C                       A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of 1.41%        1.80%       .80%        .11%        .61%        .40%         1.78%       .83%         1.13%       .17%
 net                                                       A
 investm
 ent
 income
 to
 average
 net
 assets

 Portfolio 78%         81%         124%        95%         61%         134%         159%        282%         216%        456%
 turnover                                                  A
 rate

 Average        $ .0417
 commis
 sion
 rateK


 INDUSTRIAL EQUIPMENT



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years    1997        1996F       1995        1994        1993D        1992E       1991E       1990E       1989E       1988E
 ended
 Februar
 y 28

 Net      $ 25.11     $ 20.04     $ 20.61     $ 15.04     $ 13.89      $ 11.60     $ 12.41     $ 11.05     $ 10.52     $ 12.75
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net      .06         .04         .01         --          .02          (.07)       .01         .13B        (.07)       (.04)
 investm
 ent
 income
 (loss)

  Net      4.15        7.10        (.44)       5.92        1.09         2.39        (.80)       1.19        .60         (1.96)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total     4.21        7.14        (.43)       5.92        1.11         2.32        (.79)       1.32        .53         (2.00)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From      (.04)       (.05)       (.01)       (.01)       --           --          --          --          --          --
 net
 investm
 ent
 income

  In        --          --          --          --          --           (.11)       (.09)       --          --          --
 excess
 of net
 investm
 ent
 income

  From      (3.84)      (2.05)      (.16)       (.40)       --           --          --          --          --          (.23)
 net
 realized
 gain

  Total     (3.88)      (2.10)      (.17)       (.41)       --           (.11)       (.09)       --          --          (.23)
 distributi
 ons

 Redemp     .07         .03         .03         .06         .04          .08         .07         .04         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net       $ 25.51     $ 25.11     $ 20.04     $ 20.61     $ 15.04      $ 13.89     $ 11.60     $ 12.41     $ 11.05     $ 10.52
 asset
 value,
 end of
 period

 Total     18.25%      36.86%      (1.93)      40.07%      8.28%        20.91%      (5.90)      12.31%      5.04%       (15.32)
 returnG,                          %                                                %                                   %
 H

 Net       $ 102,882   $ 137,520   $ 109,968   $ 206,012   $ 14,601     $ 7,529     $ 1,949     $ 3,240     $ 2,965     $ 5,607
 assets,
 end of
 period
 (000
 omitted)

 Ratio of   1.51%       1.54%       1.80%       1.69%       2.49%        2.49%I      2.52%I      2.59%I      2.58%I      2.65%I
 expense                                                    A,I
 s to
 average
 net
 assets

 Ratio of   1.44%       1.53%       1.78%       1.68%       2.49%        2.49%       2.52%       2.59%       2.58%       2.65%
 expense    C           C           C           C           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of   .25%        .19%        .06%        .01%        .15%         (.57)       .09%        1.06%       (.66)       (.37)
 net                                                        A            %                                   %           %
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio  261%        115%        131%        95%         407%         167%        43%         132%        164%        407%
 turnover                                                   A
 rate

 Average        $ .0401
 commis
 sions
 rateK


 A ANNUALIZED
B INVESTMENT INCOME (loss) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.11 PER SHARE.
C FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
D FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
E FOR THE YEAR ENDED APRIL 30
F FOR THE YEAR ENDED FEBRUARY 29
G TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
H THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
I DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
INDUSTRIAL MATERIALS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years      1997       1996E      1995        1994        1993C        1992D        1991D       1990D       1989D       1988D
 ended
 Februar
 y 28

 Net        $ 26.07    $ 23.13    $ 21.67     $ 17.44     $ 17.12      $ 12.63      $ 12.43     $ 13.73     $ 13.15     $ 14.56
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net        .06        .12        .17         .15         .12          .04          .15         .17         (.07)       .06
 investm
 ent
 income
 (loss)

  Net        3.12       2.92       1.43        4.07        .19          4.32         .37         (1.50)      .86         (1.44)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total      3.18       3.04       1.60        4.22        .31          4.36         .52         (1.33)      .79         (1.38)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From       (.06)      (.15)      (.18)       (.06)       (.08)        --           --          --          (.21)       (.02)
 net
 investm
 ent
 income

  In         --         --         --          --          --           (.06)        (.34)       --          --          --
 excess
 of net
 investm
 ent
 income

  From       (1.57)     --         --          --          --           --           --          --          --          (.01)
 net
 realized
 gain

  Total      (1.63)     (.15)      (.18)       (.06)       (.08)        (.06)        (.34)       --          (.21)       (.03)
 distributi
 ons

 Redemp      .04        .05        .04         .07         .09          .19          .02         .03         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net        $ 27.66    $ 26.07    $ 23.13     $ 21.67     $ 17.44      $ 17.12      $ 12.63     $ 12.43     $ 13.73     $ 13.15
 asset
 value,
 end of
 period

 Total      12.69%     13.38%     7.65%       24.66%      2.36%        36.15%       4.25%       (9.47)      6.13%       (9.45)
 returnF,                                                                                       %                       %
 G

 Net        $ 66,462   $ 86,338   $ 183,454   $ 155,721   $ 25,041     $ 22,184     $ 2,689     $ 3,140     $ 8,571     $ 42,751
 assets,
 end of
 period
 (000
 omitted)

 Ratio of    1.54%      1.64%      1.56%       2.10%       2.02%        2.47%        2.49%       2.59%       2.68%       2.43%
 expense                                                   A            H            H           H           H           H
 s to
 average
 net
 assets

 Ratio of    1.51%      1.61%      1.53%       2.08%       2.02%        2.47%        2.49%       2.59%       2.68%       2.43%
 expense     B          B          B           B           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of    .23%       .49%       .77%        .75%        .86%         .25%         1.30%       1.22%       (.54)       .53%
 net                                                       A                                                 %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio   105%       138%       139%        185%        273%         222%         148%        250%        289%        455%
 turnover                                                  A
 rate

 Average        $ .0242
 commis
 sion
 rateJ


 INSURANCE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years       1997       1996E      1995       1994         1993C        1992D       1991D       1990D       1989D       1988D
 ended
 Februar
 y 28

 Net         $ 26.77    $ 21.31    $ 19.41    $ 21.58      $ 18.03      $ 16.73     $ 13.63     $ 12.65     $ 9.90      $ 11.30
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net         .01        .06        .05        --           (.04)        .04         .23         .17         .11         .03
 investm
 ent
 income
 (loss)

  Net         7.21       6.15       1.78       (.24)        5.12         1.48        2.83        .93         2.73        (1.29)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total      7.22       6.21       1.83       (.24)        5.08         1.52        3.06        1.10        2.84        (1.26)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From        (.03)      (.07)      --         (.01)        --           (.26)       --          (.15)       (.09)       (.14)
 net
 investm
 ent
 income

  In          --         --         --         --           (.03)        --          --          --          --          --
 excess
 of net
 investm
 ent
 income

  From        (1.45)     (.72)      --         (1.96)       (1.71)       --          --          --          --          --
 net
 realized
 gain

  Total       (1.48)     (.79)      --         (1.97)       (1.74)       (.26)       --          (.15)       (.09)       (.14)
 distributi
 ons

 Redemp       .11        .04        .07        .04          .21          .04         .04         .03         -           -
 tion
 fees
 added
 to paid
 in
 capital

 Net         $ 32.62    $ 26.77    $ 21.31    $ 19.41      $ 21.58      $ 18.03     $ 16.73     $ 13.63     $ 12.65     $ 9.90
 asset
 value,
 end of
 period

 Total       28.28%     29.51%     9.79%      (1.24)       31.98%       9.47%       22.74%      8.82%       28.83%      (11.04)
 returnF,                                     %                                                                         %
 G

 Net         $ 42,367   $ 38,994   $ 21,838   $ 18,419     $ 26,367     $ 2,573     $ 2,176     $ 2,240     $ 3,160     $ 3,515
 assets,
 end of
 period
 (000
 omitted)

 Ratio of    1.82%      1.77%      2.36%      1.93%        2.49%        2.47%       2.49%       2.50%       2.53%       2.48%
 expense                                                   A,H          H           H           H           H           H
 s to
 average
 net
 assets

 Ratio of    1.77%      1.74%      2.34%      1.93%        2.49%        2.47%       2.49%       2.50%       2.53%       2.48%
 expense     B          B          B                       A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of    .05%       .26%       .25%       (.02)        (.26)%       .22%        1.58%       1.15%       .98%        .28%
 net                                          %             A
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio   142%       164%       265%        101%         81%          112%        98%         158%        95%         174%
 turnover                                                   A
 rate

 Average        $ .0261
 commis
 sion
 rateJ


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FOR THE YEAR ENDED FEBRUARY 29
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUNDS EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
LEISURE



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years    1997       1996H      1995       1994        1993B        1992C        1991C        1990C        1989C        1988C
 ended
 Februar
 y 28

 Net      $ 46.17    $ 40.71    $ 45.30    $ 35.77     $ 31.65      $ 26.32      $ 24.90      $ 28.51      $ 22.38      $ 24.83
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net      (.06)L     (.21)      (.21)      (.29)       (.11)        (.08)        .08          .26G         .12          (.03)
 investm
 ent
 income
 (loss)

  Net      4.47       10.97      (.48)      12.98       4.21         5.40         1.55         (1.81)       6.41         (.39)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total    4.41       10.76      (.69)      12.69       4.10         5.32         1.63         (1.55)       6.53         (.42)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From     --         --         --         --          --           --           (.23)        (.07)        --           --
 net

 investm
 ent
 income

  From     (2.83)     (5.32)     (3.93)     (3.26)      --           --           --           (2.03)       (.40)        (2.03)
 net
 realized
 gain

  Total    (2.83)     (5.32)     (3.93)     (3.26)      --           --           (.23)        (2.10)       (.40)        (2.03)
 distributi
 ons

 Redemp    .08        .02        .03        .10         .02          .01          .02          .04          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net       $ 47.83    $ 46.17    $ 40.71    $ 45.30     $ 35.77    $ 31.65      $ 26.32      $ 24.90      $ 28.51      $ 22.38
 asset
 value,
 end of
 period

 Total      10.14%     27.61%     (1.07)     37.14%      13.02%     20.25%       6.78%        (6.33)       29.65%       .25%
 returnE,                         %                                                           %
 F

 Net       $ 98,133   $ 85,013   $ 69,569   $ 105,833   $ 44,824   $ 40,051     $ 40,727     $ 49,609     $ 91,367     $ 56,149
 assets,
 end of
 period
 (000
 omitted)

 Ratio of   1.56%      1.64%      1.64%      1.55%       1.90%      2.21%        2.27%        1.96%        1.73%        1.96%
 expense                                                 A
 s to
 average
 net
 assets

 Ratio of   1.54%      1.63%      1.62%      1.53%       1.90%      2.21%        2.27%        1.96%        1.73%        1.96%
 expense    D          D          D          D           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of   (.12)      (.46)      (.52)      (.69)       (.39)      (.28)        .34%         .86%         .50%         (.13)
 net        %          %          %          %           %A         %                                                   %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio  127%       141%       103%       170%        109%       45%          75%          124%         249%         229%
 turnover                                               A
 rate

 Average        $ .0370
 commis
 sion
 rateK


 MEDICAL DELIVERY



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years  1997        1996H       1995        1994        1993B      1992C         1991C         1990C        1989C        1988C
 ended
 Februar
 y 28

 Net    $ 29.00     $ 23.18     $ 20.28     $ 14.46     $ 19.64    $ 18.75       $ 11.17       $ 9.85       $ 7.42       $ 8.67
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    (.23)       (.03)       .06         (.10)       (.13)      (.15)         (.01)         .16          .05          (.05)
 investm
 ent
 income
 (loss)

  Net    2.92        7.72        3.74        5.84        (3.56)     2.16          7.76          1.43         2.38         (.82)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  2.69        7.69        3.80        5.74        (3.69)     2.01          7.75          1.59         2.43         (.87)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   --          --          (.06)       --          --         --            --            (.05)        --           (.02)
 net
 investm
 ent
 income

  From   (3.45)      (1.91)      (.89)       --          (1.55)     (1.24)        (.39)         (.26)        --           (.36)
 net
 realized
 gain

  Total  (3.45)      (1.91)      (.95)       --          (1.55)     (1.24)        (.39)         (.31)        --           (.38)
 distributi
 ons

 Redemp          .05           .04           .05           .08           .06          .12           .22           .04          --
       --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 28.29     $ 29.00     $ 23.18     $ 20.28     $ 14.46    $ 19.64       $ 18.75       $ 11.17      $ 9.85       $ 7.42
 asset
 value,
 end of
 period

 Total  10.50%      34.15%      19.63%      40.25%      (19.63)    11.71%        72.85%        16.35%       32.75%       (9.11)
 returnE,                                               %                                                                %
 F

 Net    $ 192,385   $ 295,489   $ 299,570   $ 188,553   $ 71,809   $ 129,361     $ 131,622     $ 23,559     $ 20,077     $ 3,639
 assets,
 end of
 period
 (000
 omitted)

 Ratio of  1.57%    1.65%       1.48%       1.82%       1.77%      1.69%         1.94%         2.16%        2.48%I       2.48%I
 expense                                                A
 s to
 average
 net
 assets

 Ratio of  1.53%    1.62%       1.45%       1.79%       1.77%      1.69%         1.94%         2.16%        2.48%        2.48%
 expense   D        D           D           D           A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of  (.84)     (.13)       .29%        (.57)       (.89)      (.71)         (.07)         1.43%        .59%         (.65)
 net       %         %                       %           %A         %             %                                      %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio       78%           132%          123%          164%          155%         181%          165%          253%         92%
       264%
 turnover                                                                                  j155 A

 rate

 Average        $ .0434
 commis
 sion
 rateK


 A ANNUALIZED
B FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
C FOR THE YEAR ENDED APRIL 30
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
G INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.16 PER SHARE.
H FOR THE YEAR ENDED FEBRUARY 29
I DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
L INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ADVO, INC. WHICH AMOUNTED TO $.23 PER SHARE.

 MULTIMEDIA



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosK

 Years     1997         1996J        1995         1994         1993C        1992D       1991D       1990D        1989D        1988D
 ended
 Februar
 y 28

 Net       $27.18      $ 22.35      $ 23.87      $ 18.26      $ 15.93      $ 12.96     $ 11.65     $ 16.20      $ 12.45      $ 12.05
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net      .35L         .02          (.01)        (.10)        (.07)        (.17)       (.05)       (.02)H       (.14)        (.06)
 investm
 ent
 income
 (loss)

  Net      (1.58)       7.00         1.67         6.28         2.61         3.08        1.29        (1.96)       4.64         1.25
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total    (1.23)       7.02         1.66         6.18         2.54         2.91        1.24        (1.98)       4.50         1.19
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From     --           (.02)        --           --           --           --          --          --           --           (.01)
 net
 investm
 ent
 income

  From     (1.07)       (2.19)       (3.21)       (.65)        (.23)        --          --          (2.57)       (.75)        (.78)
 net
 realized
 gain

  Total    (1.07)       (2.21)       (3.21)       (.65)        (.23)        --          --          (2.57)       (.75)        (.79)
 distributi
 ons

 Redemp    .03          .02          .03          .08          .02          .06         .07         --           --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net       $24.91      $ 27.18      $ 22.35      $ 23.87      $ 18.26      $ 15.93     $ 12.96     $ 11.65      $ 16.20      $ 12.45
 asset
 value,
 end of
 period

 Total     (4.52)       31.98%       9.35%        34.86%       16.14%       22.92%      11.24%      (15.32)      38.22%       11.49%
 returnF,  %                                                                                        %
 G

 Net       $54,171    $ 94,970     $ 38,157     $ 49,177     $ 16,647     $ 8,393     $ 5,177     $ 7,400      $ 45,670     $ 17,356
 assets,
 end of
 period
 (000
 omitted)

 Ratio of  1.60%        1.56%        2.05%        1.66%        2.49%        2.49%I      2.53%I      2.51%I       2.66%I       2.48%I
 expense                                                       A,I
 s to
 average
 net
 assets

 Ratio of  1.56%        1.54%        2.03%        1.63%        2.49%        2.49%       2.53%       2.51%        2.66%        2.48%
 expense   E            E            E            E            A
 s to
 average
 net
 assets
 after
expense
reductio
 ns

 Ratio of  1.33%        .08%         (.07)        (.42)        (.52)        (1.22)      (.43)       (.14)        (1.01)       (.52)
 net                                 %            %            %A           %           %           %            %            %
 investm
 ent
income
 (loss) to
 average

 net
 assets

 Portfolio 99%          223%         107%         340%         70%          111%        150%        75%          437%         325%
 turnover                                                      A
 rate

 Average   $ .0400
 commis
 sion
 rateM


 NATURAL GAS

 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosK

 Years          1997         1996J        1995         1994B
 ended
 Februar
 y 28

 Net            $ 11.36      $ 8.98       $ 9.48       $ 10.00
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net            (.06)        .05          .03          .02
 investm
 ent
 income
 (loss)

  Net            1.30N        2.36         (.53)        (.46)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total          1.24         2.41         (.50)        (.44)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From           (.01)        (.05)        (.02)        --
 net
 investm
 ent
 income

  From           (.29)        --           --           (.07)
 net
 realized
 gain

  In             --           --           --           (.06)
 excess
 of net
 realized
 gain

  Total          (.30)        (.05)        (.02)        (.13)
 distributi
 ons

 Redemp          .20          .02          .02          .05
 tion
 fees
 added
 to paid
 in
 capital

 Net            $ 12.50      $ 11.36      $ 8.98       $ 9.48
 asset
 value,
 end of
 period

 Total           12.45%       27.10%       (5.06)       (3.84)%
 returnF,                                           %
 G

 Net            $ 81,566     $ 60,228     $ 79,894     $ 63,073
 assets,
 end of
 period
 (000
 omitted)

 Ratio of        1.70%        1.68%        1.70%        1.94%
 expense                                                              A
 s to
 average
 net
 assets

 Ratio of        1.66%        1.67%        1.66%        1.93%
 expense        E            E            E            A,E
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of        (.46)        .46%         .30%         .17%
 net            %                                        A
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio       283%         79%          177%         44%
 turnover                                               A
 rate

 Average        $ .0361
 commis
 sion
 rateM


 A ANNUALIZED
B FROM APRIL 21, 1993 (COMMENCEMENT OF OPERATIONS) TO FEBRUARY 28, 1994
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
I DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J FOR THE YEAR ENDED FEBRUARY 29
K NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
L INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ADVO, INC. WHICH AMOUNTED TO $.49 PER SHARE.
M FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
N THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET LOSS ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
PAPER AND FOREST PRODUCTS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years      1997         1996G        1995         1994         1993B        1992C        1991C        1990C       1989C       1988C
 ended
 Februar
 y 28

 Net        $20.78      $21.14      $ 19.61      $ 16.08      $ 15.37      $ 12.64      $ 11.00      $ 12.33     $ 11.71     $ 15.86
 asset
 value,
 beginnin
g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net      .01          .08          .01          (.01)        .06          .13          .19          .11         .01         (.03)
 investm
ent
 income
(loss)

  Net      2.08         1.83         2.53         3.38         .65          2.64         1.56         (1.31)      .64         (3.04)
 realized
and
 unrealiz
 ed gain
 (loss)

  Total    2.09         1.91         2.54         3.37         .71          2.77         1.75         (1.20)      .65         (3.07)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From     (.03)        (.08)        --           (.01)        (.09)        (.30)        (.17)        (.15)       (.03)       (.04)
 net
 investm
 ent
 income

  In       (.07)        --           --           --           --           --           --           --          --          --
 excess
 of net
investm
 ent
 income

  From     (1.25)       (2.27)       (1.17)       --           --           --           --           --          --          (1.04)
 net
 realized
 gain

  Total    (1.35)       (2.35)       (1.17)       (.01)        (.09)        (.30)        (.17)        (.15)       (.03)       (1.08)
 distributi
 ons

 Redemp    .11          .08          .16          .17          .09          .26          .06          .02         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net       $21.63      $ 20.78      $ 21.14      $ 19.61      $ 16.08      $ 15.37      $ 12.64      $ 11.00     $ 12.33     $ 11.71
 asset
 value,
 end of
 period

 Total     10.87%      9.18%        14.91%       22.03%       5.25%        24.52%       16.85%       (9.68)      5.57%       (19.01)
 returnE,                                                                                            %                       %
 F

 Net       $19,484     $27,270     $ 94,219     $ 66,908     $ 25,098     $ 28,957     $ 12,579     $ 5,289     $ 9,479 $ 15,426
 assets,
 end of
 period
 (000
 omitted)

 Ratio of  2.19%        1.91%        1.88%        2.08%        2.21%        2.05%        2.49%        2.57%       2.54%       2.52%
 expense                                                       A                         H            H           H           H
 s to
 average
 net
 assets

 Ratio of  2.16%        1.90%        1.87%        2.07%        2.21%        2.05%        2.49%        2.57%       2.54%       2.52%
 expense   D            D            D            D            A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of  .04%         .34%         .05%         (.08)        .49%         .92%         1.73%        .92%        .07%        (.20)
 net                                               %            A                                                             %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio 180%         78%          209%         176%         222%         421%         171%         221%        154%        209%
 turnover                                                      A
 rate

 Average   $ .0306
 commis
 sion
 rateJ


 PRECIOUS METALS AND MINERALS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosI

 Years      1997    1996G   1995         1994          1993B         1992C         1991C         1990C         1989C         1988C
 ended
 Februar
 y 28

 Net        $20.96  $15.27  $16.62       $9.86        $ 9.90        $ 10.68       $ 12.23       $ 11.35       $ 13.09       $ 18.38
 asset
value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net       (.01)   .07     .17        .21           .09           .10           .18           .13           .26           .41

 investm
 ent
 income
 (loss)

  Net       (1.42)  5.54    (1.42)     6.48          (.05)         (.91)         (1.71)        .84           (1.54)        (5.51)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total     (1.43)  5.61    (1.25)     6.69          .04           (.81)         (1.53)        .97           (1.28)        (5.10)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From      (.04)  (.06)   (.18)      (.19)         (.17)         (.10)         (.15)         (.18)         (.46)         (.07)
 net
 investm
 ent
 income

  In        (.01)   --     (.05)      (.02)         --            --            --            --            --            --
 excess
 of net
 investm
 ent
 income

 From        --     --     --          --            --            --            --            --            --            (.12)
 net
 realized
 gain

 Total      (.05)  (.06)   (.23)       (.21)         (.17)         (.10)         (.15)         (.18)         (.46)         (.19)
 distributi
 ons

 Redemp     .12    .14     .13         .28           .09           .13           .13           .09           --            --
 tion
 fees
 added
 to paid
 in
 capital

 Net        $19.60  $20.96  $15.27     $ 16.62       $ 9.86        $ 9.90        $ 10.68       $ 12.23       $ 11.35       $ 13.09
 asset
 value,
 end of
 period

 Total      (6.26)  37.74%   (6.86)     70.58%        1.51%         (6.46)        (11.45)       9.08%         (9.63)        (27.88)
 returnE,   %                %                                      %             %                           %             %
 F

 Net      $325,586 $467,196 $364,204   $409,212     $ 137,922     $ 130,002     $ 155,367     $ 192,551     $ 180,837     $ 242,810
 assets,
end of
 period
 (000
 omitted)

 Ratio of    1.62%  1.52%    1.46%      1.55%         1.73%         1.81%         1.79%         1.93%         1.88%         2.02%
 expense                                              A
 s to
 average
 net
 assets

 Ratio of    1.61%  1.52%    1.46%      1.55%         1.73%         1.81%         1.79%         1.93%         1.88%         2.02%
 expense     D                                        A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of   (.05)   .39%     .99%       1.38%         1.12%         .92%          1.52%         1.01%         2.18%         2.42%
 net        %                                         A
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio  54%      53%      43%       73%           36%           44%           41%           98%           72%           86%
 turnover                                             A
 rate

 Average    $ .0141
 commis
 sion
 rateJ


 A ANNUALIZED
B FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
C FOR THE YEAR ENDED APRIL 30
D FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
E TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
F THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
G FOR THE YEAR ENDED FEBRUARY 29
H DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
I NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
J FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
REGIONAL BANKS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosJ

 Years     1997     1996B         1995          1994         1993C         1992D         1991D        1990D       1989D   1988D
 ended
 Februar
y 28

 Net       $24.37   $18.01       $ 17.99       $ 20.88      $ 16.48       $ 11.40       $ 9.77       $ 11.33     $ 8.94       $ 9.21
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
ent
 Operati
 ons

  Net      .37      .52           .37           .19          .16           .25           .22          .21         .22          .15
 investm
 ent
 income

  Net      9.70     6.78          .87           .93          5.09          5.37          1.41         (1.03)      2.84         (.21)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total    10.07    7.30          1.24          1.12         5.25          5.62          1.63         (.82)       3.06         (.06)
 from
 investm
ent
 operatio
 ns

 Less
 Distribut
 ions

  From     (.27)    (.25)         (.29)         (.15)        (.11)         (.15)         (.15)        (.11)       (.20)        (.06)
 net
 investm
 ent
 income

  From     (1.40)   (.72)         (.98)         (3.92)       (.81)         (.53)         --           (.65)       (.47)    (.15)
 net
 realized
 gain

 Total     (1.67)   (.97)         (1.27)        (4.07)       (.92)         (.68)         (.15)        (.76)       (.67)        (.21)
 distributi
 ons

 Redemp    .05      .03           .05           .06          .07           .14           .15          .02         --           --
 tion
 fees
 added
 to paid
in
 capital

 Net       $32.82   $24.37       $ 18.01       $ 17.99      $ 20.88       $ 16.48       $ 11.40      $ 9.77      $ 11.33  $ 8.94
 asset
 value,
 end of
 period

 Total     43.33%   40.94%        7.79%         6.46%        33.10%        52.34%        18.73%       (7.94)      35.71%   (.16)
 returnF,                                                                                             %                         %
 G

 Net       $837,952 $315,178     $164,603     $ 97,429     $ 315,520     $ 156,570     $ 24,212     $ 5,410     $ 17,961     $ 9,087
 assets,
 end of
 period
 (000
 omitted)

 Ratio of  1.46%    1.41%        1.58%         1.62%        1.49%         1.77%         2.51%I       2.55%I      2.53%I       2.48%I
 expense                                                    A
 s to
 average
 net
 assets

 Ratio of  1.45%    1.40%         1.56%         1.60%        1.49%         1.77%         2.51%        2.55%       2.53%    2.48%
 expense   E        E             E             E            A
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of  1.36%    2.42%         1.99%         .88%         1.06%         1.80%         2.34%        1.74%       2.24%    1.61%
 net                                                         A
 investm
 ent
 income
 to
average
 net
 assets

 Portfolio 43%      103%          106%          74%          63%           89%           110%         411%        352%         291%
 turnover                                                    A
 rate

 Average   $ .0384
 commis
 sion
 rateK


 RETAILING



 Selecte
d
 Per-Sha
 re Data
 and
 RatiosJ

 Years      1997        1996B        1995         1994         1993C        1992D        1991D        1990D       1989D       1988D
 ended
 Februar
 y 28

 Net        $27.87      $23.91      $ 24.91      $ 23.87      $ 22.13      $ 17.42      $ 13.94      $ 14.60     $ 11.57     $ 13.51
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net       (.13)      (.14)        (.18)        (.22)        (.08)        (.03)        (.05)        .32H        .06         .02
 investm
 ent
 income
 (loss)

  Net       5.49        4.07         (.96)        3.85         2.93         5.09         3.43         1.72        3.18        (.97)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total     5.36        3.93         (1.14)       3.63         2.85         5.06         3.38         2.04        3.24        (.95)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From      --          --           --           --           --           --           --           (.16)       (.03)       (.23)
 net
 investm
 ent
 income

  From     (.08)        --           --           (2.63)       (1.17)       (.50)        (.03)        (2.57)      (.18)       (.76)
 net
 realized
gain

  Total    (.08)        --           --           (2.63)       (1.17)       (.50)        (.03)        (2.73)      (.21)       (.99)
 distributi
 ons

 Redemp    .10          .03          .14          .04          .06          .15          .13          .03         --          --
 tion
 fees
 added
to paid
 in
 capital

 Net       $33.25      $27.87      $ 23.91      $ 24.91      $ 23.87      $ 22.13      $ 17.42      $ 13.94     $ 14.60     $ 11.57
 asset
 value,
 end of
 period

 Total     19.59%       16.56%       (4.01)       15.61%       13.72%       30.28%       25.26%       15.01%      28.32%      (4.95)
 returnF,                            %                                                                                         %
 G

 Net       $59,348     $44,051     $ 31,090     $ 52,790     $ 74,878     $ 48,441     $ 18,069     $ 8,451     $ 9,149     $ 15,103
 assets,
 end of
 period
(000
 omitted)

 Ratio of  1.45%        1.94%        2.07%        1.86%        1.77%        1.87%        2.54%I       2.50%I      2.51%I      2.47%I
 expense                                                       A
 s to
 average
 net
 assets

 Ratio of  1.39%        1.92%        1.96%        1.83%        1.77%        1.87%        2.54%        2.50%       2.51%       2.47%
 expense   E            E            E            E            A
 s to
average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of  (.39)        (.53)        (.74)        (.87)        (.44)        (.13)        (.34)        2.13%       .48%        .13%
 net       %            %            %            %            %A           %            %
 investm
 ent
 income
 (loss) to
 average

 net
 assets

 Portfolio 278%         235%         481%         154%         171%         205%         115%         212%        290%        294%
 turnover                                                      A
 rate

 Average        $ .0403
 commis
 sion
 rateK


 A ANNUALIZED
B FOR THE YEAR ENDED FEBRUARY 29
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.29 PER SHARE.
I DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
J NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
K FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
 SOFTWARE AND COMPUTER SERVICES



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosH

 Years  1997        1996J       1995        1994        1993C       1992D        1991D        1990D        1989D        1988D
 ended
 Februar
 y 28

 Net    $ 36.20     $ 29.07     $ 28.89     $ 27.62     $ 21.63     $ 19.77      $ 15.58      $ 15.75      $ 14.36      $ 17.35
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    (.25)       (.19)       (.26)       (.34)       (.07)B      (.28)        (.14)I       (.20)        (.22)        (.10)
 investm
 ent
 income
 (loss)

  Net    5.87        11.85       .67         7.92        5.88        4.37         4.06         .82          1.61         (2.21)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  5.62        11.66       .41         7.58        5.81        4.09         3.92         .62          1.39         (2.31)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   (3.31)      (4.60)      (.33)       (6.48)      --          (2.50)       --           (.86)        --           (.68)
 net
 realized
 gain

 Redemp  .07         .07         .10         .17         .18         .27          .27          .07          --           --
 tion
 fees
 added
 to paid
 in
 capital

 Net    $ 38.58     $ 36.20     $ 29.07     $ 28.89     $ 27.62     $ 21.63      $ 19.77      $ 15.58      $ 15.75      $ 14.36
 asset
 value,
 end of
 period

 Total  16.14%      40.17%      1.97%       33.19%      27.69%      25.36%       26.89%       4.64%        9.68%        (12.86)
 returnF,                                                                                                               %
 G

 Net    $ 389,699   $ 337,633   $ 236,445   $ 178,034   $ 151,212   $ 89,571     $ 17,290     $ 10,539     $ 14,046     $ 23,084
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.54%     1.48%       1.52%       1.57%       1.64%A       1.98%        2.50%M       2.56%M       2.63%M       2.51%M
 expense
 s to
 average
 net
 assets

 Ratio of 1.51%E    1.47%E      1.50%E      1.57%       1.64%A      1.98%        2.50%        2.56%        2.63%        2.51%
 expense
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of (.66)     (.54)       (1.01)      (1.19)      (.37)       (1.30)       (.84)        (1.30)       (1.51)       (.61)
 net      %         %           %           %           %A          %            %            %            %            %
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio 279%     183%        164%        376%        402%A        348%         326%         284%         434%         134%
 turnover
 rate

 Average        $ .0427
 commis
 sion
 rateN


 TECHNOLOGY



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosH

 Years   1997        1996J       1995        1994        1993C       1992D       1991D       1990D      1989D         1988D
 ended
 Februar
 y 28

 Net     $ 54.67     $ 42.05     $ 41.83     $ 34.62     $ 32.44     $ 27.06     $ 20.08     $ 18.37    $ 18.22       $ 25.98
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    (.39)       (.28)       (.39)       (.24)B      .13L        (.26)       .14K        (.15)        (.12)         (.16)
 investm
 ent
 income
 (loss)

  Net    6.95        20.83       1.95        11.04       4.68        5.56        6.46        1.75         .27           (6.80)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total  6.56        20.55       1.56        10.80       4.81        5.30        6.60        1.60         .15           (6.96)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From   --          --          --          (.13)       --          --          --          --           --            --
 net
 investm
 ent
 income

  In     --          --          --          --          --          (.16)       --          --           --            --
 excess
 of net
 investm
 ent
 income

  From   (3.68)      (8.05)      (1.50)      (3.70)      (2.75)      --          --          --           --            (.80)
 net
 realized
 gain

  Total  (3.68)      (8.05)      (1.50)      (3.83)      (2.75)      (.16)       --          --           --            (.80)
 distributi
 ons

 Redemp  .15         .12         .16         .24         .12         .24         .38         .11          --            --
 tion
 fees
 added
 to paid
 in
 capital

 Net      $ 57.70     $ 54.67     $ 42.05     $ 41.83     $ 34.62     $ 32.44     $ 27.06     $ 20.08    $ 18.37       $ 18.22
 asset
 value,
 end of
 period

 Total    12.64%      50.71%      4.61%       35.62%      16.48%      20.57%      34.76%      9.31%      .82%          (26.49)
 returnF,                                                                                                              %
 G

 Net      $ 478,444   $ 483,026   $ 229,761   $ 202,475   $ 132,689   $ 105,954   $ 117,055   $ 78,535   $ 105,604     $ 137,956
 assets,
 end of
 period
 (000
 omitted)

 Ratio of 1.49%       1.40%       1.57%       1.55%       1.64%A       1.72%       1.83%       2.09%      1.86%       1.76%
 expense
 s to
 average
 net
 assets

 Ratio of 1.44%E      1.39%E      1.56%E       1.54%E      1.64%A      1.72%       1.83%       2.09%      1.86%         1.76%
 expense
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of (.72)       (.52)       (.98)       (.65)       .52%        (.84)       .61%        (.76)      (.67)         (.71)
 net      %           %           %           %           A           %                       %          %             %
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio 549%        112%        102%        213%        259%A        353%        442%        327%       397%        140%
 turnover
 rate

 Average        $ .0191
 commis
 sion
 rateN


 A ANNUALIZED
B INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $.03 PER SHARE.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.02 PER SHARE.
J FOR THE YEAR ENDED FEBRUARY 29
K INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.06 PER SHARE AND $.20 PER SHARE RELATING TO A NONRECURRING INITIATIVE TO INVEST IN DIVIDEND INCOME PRODUCING SECURITIES WHICH WAS IN EFFECT FOR A PORTION OF 1991.
L INVESTMENT INCOME PER SHARE REFLECTS A DIVIDENDS RECEIVED IN ARREARS WHICH AMOUNTED TO $.10 PER SHARE.
M DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
N FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
TELECOMMUNICATIONS



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosH

 Years   1997        1996E       1995        1994        1993C     1992D        1991D        1990D        1989D         1988D
 ended
 Februar
 y 28

 Net     $ 44.87     $ 38.34     $ 37.10     $ 34.19     $ 29.22     $ 24.98    $ 23.19      $ 22.76      $ 16.52       $ 15.65
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net    .12K        .51         .29         .25         .29         .36        .31          .46          .30           .27
 investm
 ent
 income

  Net     2.92        9.15        2.54        7.00        5.29        4.13       1.86         1.02         6.09          .98
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total   3.04        9.66        2.83        7.25        5.58        4.49       2.17         1.48         6.39          1.25
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From    (.16)M      (.39)       (.33)       (.20)       (.18)       (.28)      (.43)        (.12)        (.12)         (.02)
 net
 investm
 ent
 income

  From    (5.98)M     (2.75)      (1.27)      (4.18)      (.48)       --         --           (.98)        (.03)         (.36)
 net
 realized
 gain

  Total   (6.14)      (3.14)      (1.60)      (4.38)      (.66)       (.28)      (.43)        (1.10)       (.15)         (.38)
 distributi
 ons

 Redemp    .03         .01         .01         .04         .05         .03        .05        .05          --            --
 tion
 fees
 added
 to paid
 in
 capital

 Net       $ 41.80     $ 44.87     $ 38.34     $ 37.10     $ 34.19     $ 29.22    $ 24.98    $ 23.19      $ 22.76       $ 16.52
 asset
 value,
 end of
 period

 Total     7.85%       25.79%      7.98%       21.90%      19.49%      18.19%     9.83%      6.21%        38.90%        8.45%
 returnF,
 G

 Net       $ 388,535   $ 468,300   $ 369,476   $ 371,025   $ 134,338   $ 78,533   $ 55,162   $ 77,019     $ 116,016     $ 36,372
 assets,
 end of
 period
 (000
 omitted)

 Ratio of  1.51%       1.52%       1.56%       1.54%       1.74%A       1.90%      1.97%      1.85%        2.12%         2.48%I
 expense
 s to
 average
 net
 assets

 Ratio of  1.47%B      1.52%       1.55%B      1.53%B      1.74%A      1.90%      1.97%      1.85%        2.12%         2.48%
 expense
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of  .27%        1.17%       .77%        .64%        1.16%A      1.32%      1.35%      1.83%        1.63%         1.64%
 net
 investm
 ent
 income
 to
 average
 net
 assets

 Portfolio  175%        89%         107%        241%        115%A        20%        262%       341%       224%          162%
 turnover
 rate

 Average        $ .0321
 commis
 sion
 rateL


 TRANSPORTATION



 Selecte
 d
 Per-Sha
 re Data
 and
 RatiosH

 Years    1997      1996E        1995         1994         1993C        1992D       1991D       1990D       1989D       1988D
 ended
 Februar
 y 28

 Net      $ 21.92   $ 20.53      $ 21.67      $ 18.68      $ 15.49      $ 11.26     $ 12.23     $ 13.59     $ 9.87      $ 11.83
 asset
 value,
 beginnin
 g of
 period

 Income
 from
 Investm
 ent
 Operati
 ons

  Net     (.13)     (.09)I       (.17)        (.20)        (.07)        (.05)       .06         (.03)       (.04)       (.06)
 investm
 ent
 income
 (loss)

  Net      1.06      2.60         1.17         5.07         3.55         4.18        (.57)       .96         3.76        (1.77)
 realized
 and
 unrealiz
 ed gain
 (loss)

  Total    .93       2.51         1.00         4.87         3.48         4.13        (.51)       .93         3.72        (1.83)
 from
 investm
 ent
 operatio
 ns

 Less
 Distribut
 ions

  From     --        --           --           --           --           (.04)       --          --          --          --
 net
 investm
 ent
 income

  From     (.71)     (1.22)       (2.19)       (1.96)       (.36)        --          (.50)       (2.32)      --          (.13)
 net

 realized
 gain

  Total    (.71)     (1.22)       (2.19)       (1.96)       (.36)        (.04)       (.50)       (2.32)      --          (.13)
 distributi
 ons

 Redemp     .09      .10          .05          .08          .07          .14         .04         .03         --          --
 tion
 fees
 added
 to paid
 in
 capital

 Net       $ 22.23  $ 21.92      $ 20.53      $ 21.67      $ 18.68      $ 15.49     $ 11.26     $ 12.23     $ 13.59     $ 9.87
 asset
 value,
 end of
 period

 Total      4.67%    12.95%       5.90%        27.47%       23.14%       38.01%      (4.10)      6.90%       37.69%      (15.17)
 returnF,                                                                            %                                    %
 G

 Net       $ 8,890  $ 11,445     $ 12,704     $ 13,077     $ 10,780     $ 2,998     $ 770       $ 1,630     $ 3,998     $ 1,355
 assets,
 end of
 period
 (000
 omitted)

 Ratio of  2.50%J   2.47%J       2.37%        2.40%        2.48%A,J     2.43%J      2.39%J      2.50%J      2.50%J      2.41%J
 expense
 s to
 average
 net
 assets

 Ratio of  2.48%B    2.44%B       2.36%B       2.39%B       2.48%A       2.43%       2.39%       2.50%       2.50%       2.41%
 expense
 s to
 average
 net
 assets
 after
 expense
 reductio
 ns

 Ratio of (.58)     (.43)        (.83)        (.96)        (.53)        (.34)       .52%        (.20)       (.33)       (.59)
 net      %         %            %            %            %A           %                       %           %           %
 investm
 ent
 income
 (loss) to
 average
 net
 assets

 Portfolio 148%      175%         178%         115%         116%A        423%        187%        156%        172%        255%
 turnover
 rate

 Average        $ .0313
 commis
 sion
 rateL


 A ANNUALIZED
B FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FOR THE YEAR ENDED FEBRUARY 29
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I INVESTMENT INCOME (LOSS) PER SHARE REFLECTS A SPECIAL DIVIDEND WHICH AMOUNTED TO $.05 PER SHARE.
J DURING THE PERIOD, FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES, OR EXPENSES WERE LIMITED IN ACCORDANCE WITH A STATE EXPENSE LIMITATION. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER.
K INVESTMENT INCOME PER SHARE REFLECTS A SPECIAL DIVIDEND FROM ADVO, INC. WHICH AMOUNTED TO $.07 PER SHARE.
L FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
M THE AMOUNTS SHOWN REFLECT CERTAIN RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

UTILITIES GROWTH



Years   1997        1996B       1995        1994        1993C       1992D       1991D       1990D         1989D        1988D
ended
Februar
y 28

Selecte
d
Per-Sha
re Data
and
RatiosH

Net     $ 43.03     $ 34.88     $ 36.61     $ 41.49     $ 37.18     $ 35.57    $ 31.70     $ 28.82        $ 24.67      $ 26.31
asset
value,
beginnin
g of
period

Income
from
Investm
ent
Operati
ons

 Net    .73         1.10        1.13        1.33        1.19        1.66        1.59          1.27          1.39         1.21
investm
ent
income

 Net    6.41        7.86        (1.17)      (.16)       6.14        2.82        3.41          2.40          4.18         (1.56)
realized
and
unrealiz
ed gain
(loss)

 Total  7.14        8.96        (.04)       1.17        7.33        4.48        5.00          3.67          5.57         (.35)
from
investm
ent
operatio
ns

Less
Distribut
ions

 From   (.70)       (.84)       (1.05)      (1.13)      (1.33)      (1.69)      (.60)         (.81)         (1.42)       (.45)
net
investm
ent
income

 From   (3.54)      --          (.67)       (4.94)      (1.70)      (1.19)      (.58)         --            --           (.84)
net
realized
gain

 Total  (4.24)     (.84)       (1.72)       (6.07)      (3.03)      (2.88)      (1.18)        (.81)         (1.42)       (1.29)
distributi
ons

Redemp  .04         .03         .03         .02         .01         .01         .05           .02           --           --
tion
fees
added
to paid
in
capital

Net      $ 45.97     $ 43.03     $ 34.88     $ 36.61     $ 41.49     $ 37.18     $ 35.57     $ 31.70       $ 28.82      $ 24.67
asset
value,
end of
period

Total    18.13%     25.82%      .21%        2.53%       20.90%      13.23%      16.25%        13.00%        23.39%       (1.08)
returnF,                                                                                                                 %
G

Net      $ 256,844   $ 266,768   $ 237,635   $ 250,522   $ 290,718   $ 206,872   $ 197,409   $ 124,931     $ 84,968     $ 85,008
assets,
end of
period
(000
omitted)

Ratio of 1.47%       1.39%       1.43%       1.36%       1.42%A       1.51%       1.65%       1.67%         1.21%        1.94%
expense
s to
average
net
assets

Ratio of 1.46%E      1.38%E      1.42%E      1.35%E      1.42%A      1.51%       1.65%       1.67%         1.21%        1.94%
expense
s to
average
net
assets
after
expense
reductio
ns

Ratio of 1.73%       2.76%       3.24%       3.11%       3.71%A      4.58%       4.75%       3.93%       5.33%        4.71%
net
investm
ent
income
to
average
net
assets

Portfolio 31%         65%         24%         61%         34%A         45%         45%         75%         75%          143%
turnover
rate

Average       $ .0287
commis
sion
rateI


 MONEY MARKET



Years   1997        1996B       1995        1994        1993C       1992D       1991D       1990D       1989D         1988D
ended
Februar
y 28

Selecte
d
Per-Sha
re Data
and
Ratios

Net     $ 1.000     $ 1.000    $ 1.000    $ 1.000     $ 1.000     $ 1.000       $ 1.000       $ 1.000      $ 1.000      $ 1.000
asset
value,
beginnin
g of
period

Income
from
Investm
ent
Operati
ons

 Net    .049        .054        .042        .026        .026        .048        .073        .081        .078        .062
interest
income

Less
Distribut
ions

 From   (.049)      (.054)      (.042)      (.026)      (.026)      (.048)      (.073)      (.081)      (.078)        (.062)
net
interest
income

Net     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000     $ 1.000       $ 1.000
asset
value,
end of
period

Total   5.02%        5.56%       4.28%       2.62%       2.63%       4.93%       7.50%       8.45%       8.07%         6.39%
returnF

Net     $ 848,168   $ 610,821   $ 573,144   $ 518,657   $ 431,133   $ 542,620   $ 608,394   $ 643,272   $ 724,452     $ 1,008,010
assets,
end of
period
(000
omitted)

Ratio of  .56%        .59%        .65%        .72%        .56%        .64%        .73%        .83%        .76%        .88%
expense
s to
average
net
assets

Ratio of  4.92%       5.39%       4.19%       2.59%       3.09%A       4.84%       7.20%       8.13%       7.74%       6.22%
net
interest
income
to
average
net
assets


 A ANNUALIZED
B FOR THE YEAR ENDED FEBRUARY 29
C FOR THE TEN MONTHS ENDED FEBRUARY 28, 1993
D FOR THE YEAR ENDED APRIL 30
E FMR OR THE FUND HAS ENTERED INTO VARYING ARRANGEMENTS WITH THIRD PARTIES WHO EITHER PAID OR REDUCED A PORTION OF THE FUND'S EXPENSES.
F TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
G THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
H NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
I FOR FISCAL YEARS BEGINNING ON OR AFTER SEPTEMBER 1, 1995, A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING ON THE MIX OF TRADES EXECUTED IN VARIOUS MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY DIFFER.
PERFORMANCE
Stock fund performance is commonly measured as TOTAL RETURN. Money market fund performance can be measured as total return or yield. The total returns that follow are based on historical fund results, do not reflect
the effect of taxes    and     would have been lower had certain expenses
not been reduced during the periods shown.
Each fund's fiscal year runs from March 1 th   ro    ugh February 28. The
tables below show each fund's performance over past fiscal    years
compared to a comparative index for the stock funds and a measure of inflation for the money market fund. The charts in Appendix A present calendar year performance for the stock funds. Performance history will be available for Cyclical Industries and Natural Resources after the funds have been in operation for six months.

   Fiscal periods        Average Annual Total Return   s       Cumulative Total Return   s
   ended February
   28, 1997



                  Past 1          Past 5         Past 10                 Past 1           Past 5           Past 10
                  year            years          years/   Life           year             years            years/
                                                    of fund                                                Life of
                                                                                                           fund

AIR                  -15.06          7.81%          7.47%                -15.06           45.62            105.57
TRANSPORTATIO        %                                                   %                %                %
N

AIR                  -17.61          7.15%          7.15%                -17.61           41.25            99.40%
TRANSPORTATIO        %                                                   %                %
N (LOAD ADJ.A)

AMERICAN             6.10%           16.33          6.85%                6.10%            113.0            94.06%
GOLD                                 %                                                    6%

AMERICAN             2.91%           15.63          6.53%                2.91%            106.6            88.24%
GOLD (LOAD                           %                                                    7%
ADJ.A)

AUTOMOTIVE           20.60           13.30          11.97%               20.60            86.68            209.85
                     %               %                                   %                %                %

AUTOMOTIVE           16.98           12.61          11.63%               16.98            81.08            200.55
(LOAD ADJ.A)         %               %                                   %                %                %

BIOTECHNOLOG         5.85%           6.25%          14.07%               5.85%            35.42            273.14
Y                                                                                         %                %

BIOTECHNOLOG         2.67%           5.61%          13.73%               2.67%            31.36            261.95
Y (LOAD ADJ.A)                                                                            %                %

BROKERAGE            44.27           19.85          10.35%               44.27            147.2            167.68
AND                  %               %                                   %                7%               %
INVESTMENT
MANAGEMENT

BROKERAGE            39.94           19.12          10.01%               39.94            139.8            159.65
AND                  %               %                                   %                5%               %
INVESTMENT
MANAGEMENT
(LOAD ADJ.A)

CHEMICALS            15.06           15.07          14.05%               15.06            101.7            272.42
                     %               %                                   %                3%               %

CHEMICALS            11.61           14.37          13.71%               11.61            95.67            261.25
(LOAD ADJ.A)         %               %                                   %                %                %

COMPUTERS            23.97           26.01          15.38%               23.97            217.7            318.23
                     %               %                                   %                1%               %

COMPUTERS            20.25           25.25          15.03%               20.25            208.1            305.68
(LOAD ADJ.A)         %               %                                   %                8%               %



CONSTRUCTION             18.64          13.18          10.21%           18.64          85.69          164.41
AND HOUSING              %              %                               %              %              %

CONSTRUCTION             15.08          12.49          9.88%            15.08          80.12          156.47
AND HOUSING              %              %                               %              %              %
(LOAD ADJ.A)

CONSUMER                 15.81          13.05          15.61%+          15.81          84.68          163.43
INDUSTRIES               %              %                               %              %              %+

CONSUMER                 12.33          12.37          15.09%+          12.33          79.14          155.53%
INDUSTRIES               %              %                               %              %              +
(LOAD ADJ.A)

   DEFENSE AND           15.87          18.86          8.17%            15.87          137.1          119.24
   AEROSPACE             %              %                               %              9%             %

   DEFENSE AND           12.39          18.13          7.84%            12.39          130.0          112.67
   AEROSPACE             %              %                               %              8%             %
(LOAD ADJ.A)

   S&P 500               26.16          16.94          14.16%           26.16          118.7          276.74
                         %              %                               %              5%             %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S 3% SALES
CHARGE.

   Fiscal periods        Average Annual Total Returns   Cumulative Total Returns
   ended February
   28, 1997



      Past 1    Past 5    Past 10              Past 1    Past 5    Past 10
      year      years     years/   Life        year      years     years/   Life
                             o    f fund                           of fund



   DEVELOPING               1.34%          15.84          19.17%+          1.34%          108.5          222.52%
   COMMUNICATI                             %                                              8%             +
   ONS

   DEVELOPING               -1.70          15.14          18.63%+          -1.70          102.3          212.84%
   COMMUNICATI              %              %                               %              2%             +
   ONS     (LOAD
ADJ.A)

   ELECTRONICS              34.67          33.02          17.74%           34.67          316.5          411.79
                            %              %                               %              2%             %

   ELECTRONICS              30.63          32.22          17.38%           30.63          304.0          396.44
(LOAD ADJ.A)                %              %                               %              2%             %

   ENERGY                   20.35          12.71          9.04%            20.35          81.91          137.59
                            %              %                               %              %              %

EN   ERGY     (LOAD         16.74          12.03          8.71%            16.74          76.46          130.46
ADJ.A)                      %              %                               %              %              %

   ENERGY                   32.26          19.84          8.88%            32.26          147.2          134.15
   SERVICE                  %              %                               %              1%             %

   ENERGY                   28.29          19.12          8.55%            28.29          139.8          127.12
   SERVICE     (LOAD        %              %                               %              0%             %
ADJ.A)

   ENVIRONMENTA             16.93          4.00%          6.73%+           16.93          21.65          64.87%+
   L SERVICES               %                                              %              %

   ENVIRONMENTA             13.42          3.37%          6.31%+           13.42          18.00          59.92%+
   L SERVICES               %                                              %              %
(LOAD ADJ.A)

   FINANCIAL                35.54          24.83          15.09%           35.54          203.0          307.71
   SERVICES                 %              %                               %              6%             %

   FINANCIAL                31.47          24.07          14.74%           31.47          193.9          295.48
   SERVICES     (LOAD       %              %                               %              7%             %
ADJ.A)



   FOOD AND                13.59          15.79          16.68%          13.59          108.1          367.79
   AGRICULTURE             %              %                              %              1%             %

   FOOD AND                10.18          15.08          16.33%          10.18          101.8          353.76
   AGRICULTURE             %              %                              %              7%             %
(LOAD ADJ.A)

   HEALTH CARE             20.41          14.96          17.35%          20.41          100.8          395.25
                           %              %                              %              3%             %

   HEALTH CARE             16.80          14.27          16.99%          16.80          94.80          380.39
   (LOAD ADJ.A)            %              %                              %              %              %

   HOME                    47.50          33.10          20.49%          47.50          317.6          545.07
   FINANCE                 %              %                              %              9%             %

   HOME                    43.07          32.29          20.13%          43.07          305.1          525.72
   FINANCE (LOAD           %              %                              %              6%             %
   ADJ.A)

INDUSTRIAL                 18.25          18.50          10.21%          18.25          133.6          164.26
EQUIPMENT                  %              %                              %              6%             %

INDUSTRIAL                 14.70          17.78          9.87%           14.70          126.6          156.33
EQUIPMENT                  %              %                              %              5%             %
(LOAD ADJ.A)

INDUSTRIAL                 12.69          12.65          8.93%           12.69          81.44          135.13
MATERIALS                  %              %                              %              %              %

INDUSTRIAL                 9.31%          11.97          8.59%           9.31%          76.00          128.08
MATERIALS                                 %                                             %              %
(LOAD ADJ.A)

INSURANCE                  28.28          17.96          13.24%          28.28          128.3          246.84
                           %              %                              %              6%             %

INSURANCE                  24.43          17.24          12.90%          24.43          121.5          236.44
(LOAD ADJ.A)               %              %                              %              1%             %

LEISURE                    10.14          16.38          12.79%          10.14          113.4          233.16
                           %              %                              %              9%             %

LEISURE (LOAD              6.83%          15.67          12.45%          6.83%          107.0          223.17
ADJ.A)                                    %                                             8%             %

MEDICAL                    10.50          12.38          17.67%          10.50          79.27          408.97
DELIVERY                   %              %                              %              %              %

MEDICAL                    7.19%          11.70          17.31%          7.19%          73.89          393.70
DELIVERY (LOAD                            %                                             %              %
ADJ.A)

MULTIMEDIA                 -4.52          16.39          14.22%          -4.52          113.5          277.91
                           %              %                              %              4%             %

MULTIMEDIA                 -7.38          15.68          13.87%          -7.38          107.1          266.57
(LOAD ADJ.A)               %              %                              %              4%             %

   S&P 500                 26.16          16.94          14.16%          26.16          118.7          276.74
                           %              %                              %              5%             %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S 3% SALES
CHARGE.

Fiscal periods           Average Annual Total Returns   Cumulative Total Returns
ended Febru   ary
   2    8, 1997



      Past 1    Past 5    Past 10              Past 1    Past 5    Past 10
      year      years     years/   Life        year      years     years/   Life
                             of fund                                      of fund



   NATURAL GAS               12.45       n/a            7.13%+             12.45       n/a            30.49%+
                             %                                             %

   NATURAL GAS               9.07%       n/a            6.29%+             9.07%       n/a            26.58%+
   (LOAD ADJ.A)

PAPER AND                    10.87          12.81          7.35%           10.87          82.69          103.28
FOREST                       %              %                              %              %              %
PRODUCTS

PAPER AND                    7.55%          12.12          7.03%           7.55%          77.21          97.18%
FOREST                                      %                                             %
PRODUCTS
(LOAD ADJ.A)

PRECIOUS                     -6.26          13.49          5.36%           -6.26          88.29          68.58%
METALS AND                   %              %                              %              %
MINERALS

PRECIOUS                     -9.07          12.80          5.04%           -9.07          82.64          63.53%
METALS AND                   %              %                              %              %
MINERALS (LOAD
ADJ.A)

REGIONAL                     43.33          26.35          20.69%          43.33          222.0          555.53
BANKS                        %              %                              %              2%             %

REGIONAL                     39.03          25.58          20.32%          39.03          212.3          535.86
BANKS (LOAD                  %              %                              %              6%             %
ADJ.A)

   RETAILING                 19.59          10.58          14.93%          19.59          65.38          302.10
                             %              %                              %              %              %

   RETAILING (LOAD           16.01          9.91%          14.58%          16.01          60.42          290.04
   ADJ.A)                    %                                             %              %              %

   SOFTWARE AND              16.14          21.24          16.60%          16.14          162.0          364.43
   COMPUTER                  %              %                              %              0%             %
   SERVICES

   SOFTWARE AND              12.66          20.51          16.24%          12.66          154.1          350.50
   COMPUTER                  %              %                              %              4%             %
   SERVICES (LOAD
   ADJ.A)

   TECHNOLOGY                12.64          20.54          13.61%          12.64          154.4          258.38
                             %              %                              %              8%             %

   TECHNOLOGY                9.26%          19.81          13.27%          9.26%          146.8          247.63
   (LOAD ADJ.A)                             %                                             4%             %

   TELECOMMUNI               7.85%          16.39          15.73%          7.85%          113.6          331.02
   CATIONS                                  %                                             0%             %

   TELECOMMUNI               4.61%          15.68          15.38%          4.61%          107.1          318.09
   CATIONS (LOAD                            %                                             9%             %
   ADJ.A)

   TRANSPORTATIO             4.67%          14.50          12.58%          4.67%          96.78          226.97
   N                                        %                                             %              %

   TRANSPORTATIO             1.53%          13.80          12.23%          1.53%          90.88          217.16
   N (LOAD ADJ.A)                           %                                             %              %

   UTILITIES                 18.13          13.42          11.97%          18.13          87.72          209.65
   GROWTH                    %              %                              %              %              %

   UTILITIES                 14.59          12.73          11.63%          14.59          82.09          200.36
   GROWTH (LOAD              %              %                              %              %              %
   ADJ.A)

   S&P 500                   26.16          16.94          14.16%          26.16          118.7          276.74
                             %              %                              %              5%             %

   MONEY MARKET              5.02%          4.15%          5.61%           5.02%          22.53          72.59%
                                                                                          %

   MONEY MARKET              1.87%          3.51%          5.29%           1.87%          18.85          67.41%
   (LOAD ADJ.A)                                                                           %

   Consumer                  3.03%          2.86%          3.64%           3.03%          15.15          43.01%
   Price Index                                                                            %


   A LOAD-ADJUSTED RETURNS INCLUDE THE EFFECT OF PAYING A FUND'S 3% SALES
CHARGE.
+ LIFE OF FUND FIGURES ARE FROM COMMENCEMENT OF OPERATIONS (JUNE 29, 1990 FOR CONSUMER INDUSTRIES AND DEVELOPING COMMUNICATIONS; JUNE 29, 1989 FOR ENVIRONMENTAL SERVICES; AND APRIL 21, 1993 FOR NATURAL GAS) THROUGH THE FISCAL PERIODS ENDED FEBRUARY 28, 1997.

EXPLANATION OF TERMS
TOTAL RETURN is the change i   n val    ue of an investment over a given
period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD, for the money market fund, refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD.
       STANDARD & POOR'S 500 INDEX (S&P 500(registered trademark))    is a
widely recognized, unmanaged index of common stocks.
Unlike each fund's returns, the total returns of the comparative index do not include the effect of any brokerage commissions, transaction fees, or other costs of investing.
    THE CONSUMER PRICE INDEX    is a widely recognized measure of inflation
calculated by the U.S. Government.
Other illustrations of fund performance may show moving average over specified periods.
The funds' recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders. For current performance or a free annual report, call 1-800-544-8888.
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
THE FUNDS IN DETAIL


CHARTER
EACH FUND IS A MUTUAL FUND: an investment that pools shareholders' money
and invests it toward a specified goal.    The money market fund and
Financial Services, Home Finance and Regional Banks Portfolios are diversified funds, and each of the other stock funds is a non-diversified
fund,     of Fidelity Select Portfolios, an open-end management investment
company    organized as a Massachusetts business trust on November 20,
1980.
EACH FUND IS GOVERNED BY A BOARD OF TRUSTEES, which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the funds' activities, review contractual arrangements with companies that provide services to the
funds, a   nd     review the funds' performance. The majority of trustees
are not otherwise affiliated with Fidelity.
THE FUNDS MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. Fidelity will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based on the dollar value of your investment.
FMR AND ITS AFFILIATES
The funds are managed by FMR, which handles their business affairs and chooses the stock funds' investments. Fidelity Management & Research (U.K.) Inc. (FMR U.K.), in London, England, and Fidelity Management & Research (Far East) Inc. (FMR Far East), in Tokyo, Japan, assist FMR with foreign
investments for the stock funds    (except American Gold)    . FMR Texas,
located in Irving, Texas, has primary responsibility for providing investment management services for the money market fund.
   Paul Antico is manager of Leisure and Consumer Industries, both of which he has managed since January 1997. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Antico has worked as an analyst and manager.
Tom Allen is manager of Insurance, which he has managed since February 1997. Mr. Allen joined Fidelity as an analyst in 1995, after receiving his MBA from Harvard Business School. Previously, he worked as a summer intern at Massachusetts Financial Services in 1994. Before that, he was with Price Waterhouse LLP, from 1987 to 1993, finishing as an audit manager.
Ramin Arani is manager of Retailing, which he has managed since January 1997. Previously, he was an analyst. Mr. Arani joined Fidelity as a research associate in 1992, after receiving a bachelor of arts degree from Tufts University.
John Avery is manager of Chemicals and Regional Banks, which he has managed since July 1995 and September 1996, respectively. Mr. Avery joined Fidelity as an analyst in 1995. Previously, he was an analyst for Putnam Investments from 1993 to 1994. He earned his MBA from The Wharton School at the University of Pennsylvania in 1993.
Jean-Marc Berteaux is manager of Transportation, which he has managed since January 1997. Mr. Berteaux joined Fidelity as an analyst in 1994, after receiving his MBA from the European Institute of Business Administration (INSEAD) in France. Previously, he was an assistant vice president for the Banque National de Paris in Montreal from 1992 to 1993.
Stephen Binder is manager of Natural Gas, which he has managed since November 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1989 he has worked as an analyst and manager.
Minerva Butler is manager of Industrial Equipment, which she has managed since February 1997. Previously, she managed other Fidelity funds. Ms. Butler joined Fidelity in 1995 as an analyst, after earning her MBA from Stanford University. Before that, she was an internal audit supervisor for US West, Inc., from 1989 to 1992.
Douglas Chase is manager of Industrial Materials and Automotive, which he has managed since November 1994 and May 1996, respectively. Mr. Chase joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Michigan.
George Domolky is manager of Precious Metals and Minerals and American Gold, both of which he has managed since February 1997. Previously, he managed Canada from 1987 to 1996 as well as another Fidelity fund. Mr. Domolky joined Fidelity in 1981.
Robert Ewing is manager of Environmental Services and Energy Service, which he has managed since January 1996 and November 1996, respectively. Since joining Fidelity in 1990, Mr. Ewing has worked as an analyst and manager. Karen Firestone is manager of Biotechnology and Health Care, which she has managed since July 1992 and February 1995, respectively. She also manages another Fidelity fund. Since joining Fidelity in 1983, Ms. Firestone has worked as an analyst and manager.
Peter Fruzzetti is manager of Brokerage and Investment Management, which he has managed since February 1997. Previously, he worked as an analyst. Mr. Fruzzetti joined Fidelity as a research associate in 1993, after receiving a bachelor of science degree in finance from Boston College.
Adam Hetnarski is manager of Technology, which he has managed since March 1996. He also manages another Fidelity fund. Since joining Fidelity in 1991, Mr. Hetnarski has worked as an analyst and manager.
Andy Kaplan is manager of Electronics, which he has managed since August 1996. Mr. Kaplan joined Fidelity as an analyst in 1995. Previously, he was an analyst with T. Rowe Price in 1994, and an associate director of consulting for Edward S. Gordon Company in New York City from 1988 through 1993.
John Muresianu is manager of Utilities Growth, which he has managed since December 1992. He also manages other Fidelity funds. Since joining Fidelity in 1986, Mr. Muresianu has worked as an analyst and manager.
Scott Offen is manager of Food and Agriculture, which he has managed since November 1996. Previously, he managed other Fidelity funds. Since joining Fidelity in 1985, Mr. Offen has worked as an analyst and manager.
John Porter is manager of Multimedia, which he has managed since February 1996. Mr. Porter joined Fidelity as an analyst in 1995, after receiving his MBA from the University of Chicago. Previously, Mr. Porter was a product engineer for Ford Motor Company from 1991 to 1993.
Lawrence Rakers is manager of Paper and Forest Products, Energy and Natural Resources which he has managed since February 1996, January 1997 and March 1997, respectively. He also manages another Fidelity fund. Mr. Rakers joined Fidelity as an analyst in 1993. Previously, he was a project engineer for Loral Corporation from 1986 to 1993.
Kevin Richardson is manager of Air Transportation and Defense and Aerospace, which he has managed since May 1996 and January 1997, respectively. Mr. Richardson joined Fidelity as an analyst in 1994, after receiving his MBA from the University of North Carolina at Chapel Hill. Previously, he was an equity analyst with Kidder, Peabody & Company from 1991 to 1992.
Nick Romano is manager of Developing Communications, which he has managed since February 1997. Mr. Romano joined Fidelity as an analyst in 1995, after receiving his MBA from the Stern School of Business at New York University. Previously, he worked with Bank of New York from 1990 to 1995, finishing as a credit analyst.
Albert Ruback is manager of Cyclical Industries, which he has managed since inception. He also manages another Fidelity fund. Mr. Ruback joined Fidelity as an analyst in 1991, after receiving his MBA from Harvard Business School.
Bill Rubin is manager of Home Finance, which he has managed since October 1996. Previously, he managed another Fidelity fund. Mr. Rubin joined Fidelity as an analyst in 1994, after receiving his MBA from Harvard Business School. He was a corporate financial analyst for VLSI Technologies from 1990 to 1992.
Louis Salemy is manager of Financial Services, which he has managed since December 1994. He also manages other Fidelity funds. Mr. Salemy joined Fidelity as a research analyst in 1992. Previously, he was a security analyst for Loomis, Sayles and Company from 1989-1992.
Peter Saperstone is manager of Construction and Housing, which he has managed since August 1996. Previously, he was an equity analyst. Prior to joining Fidelity in 1995, Mr. Saperstone was an equity research analyst at Gabelli & Company, Inc., from 1993 to 1995, and a credit analyst at National Westminster Bank USA from 1991 to 1993.
Erin Sullivan is manager of Software and Computer Services, which she has managed since January 1997. She also manages another Fidelity fund. Ms. Sullivan joined Fidelity as a research associate in 1991, after receiving a bachelor of arts degree from Harvard University. Since then, she has worked as an analyst, manager and sector leader.
Michael Tempero is manager of Computers, which he has managed since January 1997. Previously, he managed other Fidelity funds. Mr. Tempero joined Fidelity as an analyst in 1993, after receiving his MBA from the University of Chicago. Mr. Tempero also earned a master of science degree in economics from the London School of Economics in 1992.
Nick Thakore is manager of Telecommunications, which he has managed since July 1996. Mr. Thakore joined Fidelity as an analyst in 1993, after earning his MBA from The Wharton School at the University of Pennsylvania. Previously, he was a real estate analyst for Prudential Properties Company from 1989 to 1991.
Deborah Wheeler is manager of Medical Delivery which she has managed since November 1996. Previously, she managed other Fidelity funds. Since joining Fidelity in 1986, Ms. Wheeler has worked as an analyst and manager. Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets
   Fidelity's funds and services. Fidelity Service Company, Inc.     (FSC)
performs transfer agent servicing functions for    each     fund.
FMR Corp. is the ultimate parent company of FMR, F   MR Texas    , FMR
U.K., and FMR Far East. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
   A broker-dealer may use a portion of the commissions paid by a fund to
reduce custodian or transfer agent fees for that f    und. FMR may use its
broker-dealer affiliates and other firms that sell fund shares to carry out a fund's transactions, provided that the fund receives brokerage services and commission rates comparable to those of other broker-dealers. INVESTMENT PRINCIPLES AND RISKS
EACH FUND'S INVESTMENT APPROACH
Each stock fund seeks capital appreciation by concentrating its investments
in the securities of companies in a particular industry    or group of
industries    . Under normal conditions, each fund will invest at least 80%
of its assets in securities of companies principally engaged in the
business activities of its named industry    or group of industries    .
   For this purpose American Gold, Natural Resources, and Precious Metals and Minerals treat investments in precious metals and instruments whose value is linked to the price of precious metals, as investments in their
named industries.     The    stock     funds will invest primarily in
equity securities, although they may invest in other types of instruments as well.
   A    n issuer is considered to be principally engaged in a business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. For Brokerage and Investment
Management and Financial Services, an issuer    that derives more than 15%
of revenues or profits from brokerage or investment management
activities     is considered to be principally engaged    in the business
activities identified for those funds    . It is important to note that in
many cases, the focus of one stock fund differs only slightly from another, so they may invest in many of the same securities.
The stock funds may involve significantly greater risks and therefore may
experience greater volatility than a    mutual fund that does not
concentrate its investments.     Because of their narrow focus, each fund's
performance is closely tied to and affected by, i   ts industry or group of
industries    . Companies in an industry are often faced with the same
obstacles, issues, or regulatory burdens, and their securities may react
similarly    to     and move in unison    with     these or other market
conditions. This is especially true for funds with a particularly narrow industry focus. Also because the funds (except Financial Services, Home Finance, and Regional Banks) are non-diversified, they are further exposed to increased volatility. Non-diversified funds may have greater investments in a single issuer than diversified funds, so the performance of a single issuer can have a substantial impact on a fund's share price. Finally, the funds' strategies in seeking to achieve their investment objectives may lead to investments in smaller companies. Securities of smaller companies, especially those whose business involves emerging products or concepts, may be more volatile due to their limited product lines, markets, or financial resources; or their susceptibility to major setbacks or downturns.
The value of the funds' domestic and foreign investments varies in response to many factors. Stock values fluctuate in response to the activities of individual companies, and general market and economic conditions. Investments in foreign securities may involve risks in addition to those of U.S. investments, including increased political and economic risk, as well as exposure to currency fluctuations.
FMR may use various investment techniques to hedge a portion of the funds' risks, but there is no guarantee that these strategies will work as FMR intends. Of course, when you sell your shares of a stock fund, they may be worth more or less than what you paid for them.
FMR normally invests each fund's assets according to its investment strategy. When FMR considers it appropriate for defensive purposes, each stock fund may temporarily invest substantially in investment-grade debt securities.
AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national, and international movement of passengers, mail, and
freight via aircraft.    These companies     may include, for example,
airlines, air cargo    and express delivery operators, airfreight
forwarders, and     companies that provide equipment or services to these
companies   , such as aviation service firms and manufacturers of
aeronautical equipment    .
   The     profitability    of air transportation companies     is
substantially influenced by competition within the industry, domestic and foreign economies and government regulation, and the price of fuel. Additionally, the industry is still feeling the effects of deregulation. AMERICAN GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and minerals. The fund focuses on North, Central, and South American companies engaged in gold-related activities. This focus may also include gold bullion or coins and securities indexed to the price of gold as well as, to a lesser degree, other precious metals in the form of bullion, coins, or securities indexed to the price of precious metals. The fund may also
invest in companies    that manufacture and distribute precious metals and
minerals products (such as jewelry, watches, and metal foils and leaf) and
companies that     invest in    other     companies engaged in gold-related
activities.
The price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere. The price of gold bullion or coins is closely tied to broad economic and political conditions.
   The fund is authorized to invest up to 50% of its total assets in precious metals and securities indexed to the price of gold and other
precious metals.     FMR does not currently intend to purchase precious
metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals and securities indexed to the price of precious metals. Under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing, or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services. These companies may include, for
example,    companies involved with the manufacture and distribution of vehicles, vehicle parts and tires (either original equipment or for the aftermarket) and companies involved in the retail sale of vehicles, parts or tires. In addition, the fund may invest in companies that provide automotive-related services to manufacturers, distributors or consumers.
The automotive industry is highly cyclical and companies in the industry may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, some are smaller manufacturers that have a non-diversified product line or customer base.
BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological
products, services, and processes.    These companies     may include, for
example, companies involved with new or experimental technologies such as
genetic engineering   , hybridoma and recombinant DNA techniques and
monoclonal antibodies. The fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.
The description of the biotechnology sector will be interpreted broadly by FMR, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery).
Biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory
requirements. In addition, many of these companies may not    yet     offer
products and may have persistent losses or erratic revenue patterns. BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment management, or related investment advisory services. The fund does not invest in securities of FMR or its affiliated companies. Under SEC regulations the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund.
Changes in regulations, brokerage commission structure, stock and bond market activity, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic returns over time.
CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, or marketing of products or services related to the chemical process industries. These products may include, for example,
synthetic and natural materials, such as    basic and intermediate organic
and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts,
carriers, additives, and process aids    . The fund may also    invest
in     companies providing design, engineering, construction, and consulting services to companies engaged in chemical processing.
Companies in the chemical processing    industries     are subject to
intense competition, product obsolescence, and significant governmental regulation. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines, or to pay for cleaning up a disposal site. In addition, chemical companies face unique risks associated with handling hazardous products.
COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture, or distribution of products, processes, or services that relate to currently available or experimental hardware technology within the computer industry. The fund may invest in companies that provide products or services such as computer and office equipment
wholesalers, software retailers, data processors,    robotics,     and
designers of artificial intelligence.
Competitive pressures and changing domestic and international demand may have a significant effect on the financial condition of companies in the
computer industry. Companies in the    computer     industry spend heavily
on research and development and are sensitive to the risk of product obsolescence.
CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial, and public works facilities, as well as companies engaged in the manufacture, supply, distribution, or sale of products or services to these construction industries. Examples of companies engaged in these activities include companies that produce basic building materials such as cement,
aggregates, gypsum, timber, and wall and floor coverings; that     supply
home furnishings   ; and that     provide engineering or contracting
services. The fund also may invest in companies involved in real estate development and construction financing such as homebuilders, architectural and design firms, and property managers, and in companies involved in the
home improvement and maintenance industry   , including building material
retailers and distributors, household service firms, and those companies
that supply such companies    .
Companies in    these industries may be affected by     a variety of
factors such as government spending on housing subsidies, public works, and transportation facilities, as well as changes in interest rates, consumer confidence and spending, taxation, demographic patterns, the level of new and existing home sales, and other economic activity.
CONSUMER IND   USTR    IES PORTFOLIO invests primarily in companies engaged
in the manufacture and distribution of goods to consumers both domestically
and internationally.    These companies     may include, for example,
companies that manufacture or sell durable goods such as homes, cars,
boats, major appliances, and personal computers.    The fund also may
invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment products (e.g., books, magazines, TV, cable, movies, music, gaming, sports). In addition, the fund may invest in companies that provide consumer products and services such as lodging, child care, convenience stores, and car rentals.
The success of consumer product manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, competition, and consumer confidence. Success depends heavily on disposable household income and consumer spending. Changes in demographics and consumer tastes can also affect the demand for, and success of, consumer products in the marketplace.
   CYCLICAL INDUSTRIES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture, or sale of products or services related to the defense or aerospace industries. For example, the fund may invest in
companies    that provide the following products or services: air
transport;     defense electronics   ;     aircraft or spacecraft
production   ;     missile design   ;     data processing or
computer-related services   ; communications systems; research; development
and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.
The financial condition of companies in the industr   ies     and investor
interest in these companies are heavily influenced by government defense and aerospace spending policies. Defense spending is currently under pressure from efforts to control the U.S. budget deficit.
DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of emerging communications services or equipment. Emerging communications are those which derive from
new technologies or new applications of existing technologies.    For
example, the fund may invest in     companies involved in cellular
communications, software development, video conferencing, or data processing. The fund places less emphasis on traditional communications companies such as large long distance carriers.
Products or services provided by this industry may be in the development stage and can face risks such as failure to obtain financing or regulatory approval, intense competition, product incompatibility, consumer preferences, and rapid obsolescence.
ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards, and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors. This may include
companies involved in    all aspects of the electronics business and in
new technologies or specialty areas such as defense electronics, advanced design and manufacturing technologies, or lasers.
Many of the products offered by companies engaged in the design, production, or distribution of electronic products are subject to risks of rapid obsolescence and intense competition.
ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity, and coal, and newer sources of energy such as nuclear, geothermal, oil shale, and solar
power.    F    or example,    the fund may invest in     companies that
produce, transmit, market,    distribute     or measure energy   ;
companies involved in    providing products and services to companies in
the energy field; and companies involved in     the exploration of new
sources of energy   , conservation, and energy-related pollution
control    .
Securities of companies in the energy field are subject to changes in value and dividend yield which depend largely on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other governmental regulatory policies.
ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity, and coal, and newer sources of
energy such as nuclear,    geothermal, oil shale, and solar power. For
example, the fund may invest in companies providing services such as
onshore or     offshore drilling; companies involved in production and well
main   tenance; companies involved in exploration engineering, data and technology; companies involved in energy transport; and companies involved in equipment and plant design or construction. In addition, the fund may invest in companies that provide products and services to these companies.
Energy service firms are affected by supply and demand both for their specific product or service and for energy products in general. The price of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions will likewise affect the performance of these companies.
ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture, or distribution of products, processes, or services related to waste management or pollution control.
   Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. The fund may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.
Securities of companies in the environmental services field     can be
impacted by legislation, government regulations, and enforcement policies. As regulations are developed and enforced, companies may be required to alter or cease production of a product or service. In addition, hazardous materials may be involved, and companies can face significant liability risk.
FINANCIAL SERVICES PORTFOLIO invests primarily in companies that provide financial services to consumers and industry. Examples of companies in the
financial services    sector     include commercial banks, savings and loan
associations, brokerage companies, insurance companies, real estate and leasing companies, and companies that span across these segments. Under SEC regulations, the fund may not invest more than 5% of its total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities.
Financial services companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make, and the interest rates and fees they can charge. Profitability is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. Credit losses resulting from financial difficulties of borrowers
can negatively impact the    sector    . Insurance companies may be subject
to severe price competition. Legislation is currently being considered which would reduce the separation between commercial and investment banking
businesses. If enacted this could significantly impact the    sector
and the fund.
FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in the manufacture, sale, or distribution of food and beverage products, agricultural products, and products related to the development of new food
technologies.    F    or example,    the fund may invest in     companies
that sell products and services such as    meat and poultry processors,
grocery stores   ,     and restaurants; companies that manufacture and
distribute products such as soft drinks   , pet foods, wood products,
tobacco, and agricultural machinery    ; and companies engaged in the
development of new technologies such as improved hybrid seeds.
   The food and agriculture field     is impacted by supply and demand,
which may be affected by demographic and product trends, food fads,
marketing campaigns, and environmental factors. In the U   nited
    S   tates    , the agricultural products industry is subject to
regulation by numerous government agencies.
HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with
health care or medicine. Companies in the health care    sector     may
include, for example, pharmaceutical companies, companies involved in research and development, companies involved in the operation of health care facilities, and other companies involved in the design, manufacture,
or sale of    health care-    related products or services.
Many of these companies are subject to government regulation and approval of their products and services, which could have a significant effect on their price and availability. Furthermore, the types of products or services produced or provided by these companies may quickly become obsolete.
HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans. These companies may also offer discount brokerage services, insurance
products, leasing services, and joint venture financing.    F    or
example,    the fund may invest in     mortgage banking companies, real
estate investment trusts, banks, and other depository institutions.
The residential real estate finance industry has changed rapidly over the last decade and is expected to continue to change. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Regulatory changes, interest rate movements, home mortgage demand, and residential delinquency trends will affect the industry.
INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution, or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industrial machinery, farm equipment, and computers),
parts suppliers, and subcontractors.    F    or example,    the fund may
invest in companies that provide service establishment, railroad, textile, farming, mining, oilfield, semiconductor, and telecommunications equipment;
    companies that manufacture products or service equipment for trucks,
construction,    transportation     or machine tools   ; cable equipment
companies; and office automation companies    .
The success of equipment manufacturing and distribution companies is
closely tied to overall capital spending levels, which    are
influenced by an individual company's profitability and broader
   factors     such as interest rates and foreign competition. The
   industrial sector     may also be affected by economic cycles, technical
progress, labor relations, and government regulations.
INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector. These materials and goods
may include, for example, chemicals, metals,    textiles,     and wood
products.    The fund may also invest in     mining, processing,
transportation, and distribution companies, including equipment suppliers and railroads.
Many companies in    the industrial     sector are significantly affected
by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide
production of    industrial     materials has exceeded demand as a result
of over-building or economic downturns, leading to poor investment returns or losses. Other risks may include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty,
life, or health insurance.    For example, the fund may invest in
companies that provide a specific type of        insurance, such as life or
health insurance, those that offer a variety of insurance products   ,
and those that provide insurance services such as brokers and claims processors.
Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Certain types of insurance may be impacted by events or trends such as natural catastrophes, mortality rates, or recessions. Companies may be exposed to material risks
including    a     shortage of cash reserves and the inability to collect
from reinsurance carriers. Also, insurance companies are subject to extensive governmental regulation, and can be adversely affected by proposed or potential tax law changes.
LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries.
The    fund may invest in companies that provide     goods or services
   such as television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, tobacco products and gaming casinos.
Securities of companies in the leisure industr   ies     may be considered
speculative and generally exhibit greater volatility than the overall market. Many companies have unpredictable earnings, due in part to changing
consumer tastes and intense competition. The    industries have     reacted
strongly to technological developments and to the threat of government regulation.
MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health
care services.    F    or example,    the fund may invest in     companies
that operate acute care, psychiatric, teaching, or specialized treatment hospitals, as well as home health care providers, medical equipment
suppliers, and    companies     that provide related services.
Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. These sources
are subject to extensive governmental regulation   ,     and appropriations
are a continued source of debate. The administration is currently examining the health care industry to determine whether government funds are spent appropriately and to ensure that adequate health care is available to everyone.
The demand for health care services should increase as the population ages. However, studies have shown the ability of health care providers to curtail unnecessary hospital stays and reduce costs. These changes could alter the health care industry, focusing it more on home care and placing less emphasis on inpatient revenues as a source of profit.
MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale, and distribution of goods or services used
in the broadcast and media industries. The fund    may     invest in
   advertising companies;     broadcasting    companies; theaters;     film
studios   ; publishing, printing,     cable television    and video
companies and equipment providers   ;     companies involved in emerging
technologies such as cellular communications   ; and     other companies
involved in the ownership, operation, or development of media products or services.
Some of the companies in    the broadcast and media     industries are
undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the
   securities of these companies     are subject to increased price
volatility. FMR abides by Federal Communications Commission rules governing the concentration of investment in AM, FM, or TV stations, limiting investment alternatives.
NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers,
refineries, cogeneration facilities, converters, and distributors.    These
companies     may include, for example, companies participating in gas
research, exploration, or refining, companies working toward technological
advances in the natural gas    field    , and other companies providing
products or services to the    field    .
The companies in the natural gas    field     are subject to changes in
price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.
   NATURAL RESOURCES PORTFOLIO     invests primarily in companies that own
or    develop natur    al resources, or supply goods and services to such
co   mpanies. T    hese may include companies involved either direct   ly
or thro    ugh subsidiaries in exploring, mining, refining, proce   ssing,
tra    nsporting, fabricating, dealing in, or owning natural re   sources.
N    atural resources include precious metals (e.g.,    gold, plati    num,
and silver), ferrous and nonferrous metals (e.g., ir   on, alu    minum,
and copper), strategic metals (e.g., urani   um and titani    um),
hydrocarbons (e.g., coal, oil, and natural g   ases), che    micals, forest
products, real estate, food   , textile and tobacco     products,    and
other     basic commodities. The fund    may also invest in precious metals
and instruments whose value is linked to precious metals.
PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products
industry.    The fund may invest in diversified companies with operations
in the aforementioned areas. For example, the fund may invest in     paper
production    and office product     companies, printers, and publishers.
The success of these companies depends on the health of the economy, worldwide production capacity for the industry's products, and interest rate levels, which may affect product pricing, costs, and operating margins. These variables also affect the level of industry and consumer capital spending for paper and forest products.
PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals. In addition to
investments in those    companies    , the fund's focus includes
investments in precious metals such as gold, silver, and platinum, coins, and securities indexed to the price of gold or other precious metals. The
fund may also invest in companies    that manufacture and distribute
precious metals and minerals products (such as jewelry, watches, and metal
foils and leaf) and companies that     invest in    other     companies
engaged in gold-related activities.
The price of precious metals is affected by broad economic and political conditions. For example, the price of gold and other precious metal mining securities can face substantial short-term volatility caused by international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, or trade restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social and economic conditions there can affect gold and gold-related companies located elsewhere.
   The fund is authorized to invest up to 50% of its total assets in precious metals and securities indexed to the price of gold and other
precious metals.     FMR does not currently intend to purchase precious
metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals and securities indexed to the price of precious metals. Under current federal tax law, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals or securities when it would not otherwise do so.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. These companies concentrate their operations in a specific
part of the country    and     may include, for example, state chartered
banks, savings and loan institutions, and banks that are members of the Federal Reserve System. The fund may own securities of U.S. institutions whose deposits are not insured by the federal government.
Legislation is currently being considered which would reduce the separation between commercial and investment banking businesses. If enacted this could significantly impact the industry and the fund.
As the services offered by banks expand, banks are becoming more exposed to well-established competitors. This exposure has also increased due to the erosion of historical distinctions between regional banks and other financial institutions. Increased competition may result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banks which face exposure to credit losses and dependence on interest rate activity. RETAILING PORTFOLIO invests primarily in companies engaged in merchandising
finished goods and services primarily to individual consumers.    These
companies     may include, for example,    drug and     department stores;
   suppliers of goods and services for homes, home improvements and yards;
    food   , clothing, jewelry, electronics and computer     retailers;
   motor vehicle and marine dealers;     warehouse membership clubs; mail
order operations; and companies involved in alternative selling methods. The success of retailing companies is closely tied to consumer spending, which is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive, and a company's success is often tied to its ability to anticipate changing consumer tastes.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or
processes that relate to software or information-based services.    These
companies     may include, for example, companies that design products such
as systems   -    level software to run the basic functions of a computer;
or applications software for one type of work; and consulting, communications, and related services.
Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services industries. For example, an increasing number of companies and new product offerings can lead to price cuts and slower selling cycles.
TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes, or services that will provide or will benefit significantly from technological advances and improvements.
   These companies may include, for example, companies that develop, produce or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors. Competitive pressures may have a significant effect on the financial
condition of companies in the technology    sector    . For example, if
technology continues to advance at an accelerated rate, and the number of companies and product offerings continues to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment. Companies in the telecommunications field may range from traditional local and long-distance telephone service or equipment providers to companies involved in new technologies such as
cellular telephone or paging services   , fiber-optics, and
semiconductors    .
Telephone operating companies are subject to both federal and state regulations governing rates of return and services that may be offered. Many companies in the industry fiercely compete for market share. Although
telephone companies usually pay an above   -    average dividend, the
fund's investment decisions are primarily based on growth potential and not on income.
TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment. Transportation services may include, for example, companies involved in the
movement of freight or people such as airline, railroad,    ship, truck
    and bus companies   ;     equipment manufacturers    (including makers
of trucks, automobiles, planes, containers, railcars or other modes of
transportation and related products);     parts suppliers   ;     and
companies involved in leasing, maintenance, and
transportation-    related services.
Transportation stocks are cyclical and have occasional sharp price movements which may result from changes in the economy, fuel prices, labor
agreements, and insurance costs. The U   nited States     has been
deregulating these industries, but it is uncertain whether this trend will continue and what its effect will be.
UTILITIES GROWTH PORTFOLIO invests primarily in companies in        the
public utilities industry and companies deriving a majority of their
revenues from their public utility operations. Th   ese     may include,
for example, companies that manufacture, produce, sell, or transmit gas or
electric energy   ; water supply, waste disposal and sewerage, and sanitary
service companies;     and    companies     involved in telephone,
satellite, and other communication fields.
Public utility stocks have traditionally produced above-average dividend
income, but the fund's investments are based on growth potential.    The
fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding
Company Act of 1935.     The public utilities industries may be subject to
broad risks resulting from governmental regulation, financing difficulties, supply and demand of services or fuel, and special risks associated with
   natural resource     conservation.
MONEY MARKET PORTFOLIO seeks to earn a high level of current income while maintaining a stable $1.00 share price by investing in high-quality,
short-term money market securities. The fund invests    only     in U.S.
dollar-denominated    money market securities     of domestic and foreign
issuers, including    U.S. Government securities and repurchase agreements.
The fund may also enter into reverse repurchase agreements.
The fund earns income at current money market rates. It stresses preservation of capital, liquidity, and income, and does not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on
the quality, maturity   ,     and diversification of its investments, which
are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change. SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which a fund may invest, strategies FMR may employ in pursuit of a fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of each fund's limitations and more detailed information
about each fund's investments are contained in    the funds'     SAI.
Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with a fund's investment objective and policies and that doing so will help a fund achieve its goal.
   Fund     holdings and recent investment strategies are detailed in
   each fund's f    inancial reports, which are sent to shareholders twice
a year. For a free SAI or financial report, call 1-800-544-8888.
EQUITY SECURITIES may include common stocks, preferred stocks, convertible securities, and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. Smaller companies are especially sensitive to these factors.
RESTRICTIONS:    With respect to 100% of total assets, each of Financial
Services, Home Finance, and Regional Banks     may not    purchase     more
than 10% of the outstanding voting securities of a single issuer. Utilities Growth may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility
Holding Company Act of 1935.    Each of     Brokerage and Investment
Management and Financial Services may not invest more than 5% of    its
total assets in the equity securities of any company that derives more than 15% of its revenues from brokerage or investment management activities. DEBT SECURITIES. Bonds and other debt instruments are used by issuers to borrow money from investors. The issuer pays the investor a fixed or variable rate of interest, and must repay the amount borrowed at maturity. Some debt securities, such as zero coupon bonds, do not pay current interest, but are purchased at a discount from their face values. In general, bond prices rise when interest rates fall, and vice versa. Debt securities, loans, and other direct debt have varying degrees of quality and varying levels of sensitivity to changes in interest rates.
Longer-term bonds are generally more sensitive to interest rate changes than short-term bonds.
Investment-grade debt securities are medium- and high-quality securities. Some, however, may possess speculative characteristics, and may be more sensitive to economic changes and to changes in the financial condition of
issuers.    Lower-quality debt securities are sometimes called "junk
bonds."
RESTRICTIONS: Purchase of a debt security is consistent with a stock fund's debt quality policy if it is rated at or above the stated level by Moody's
   Investors Service     or rated in the equivalent categories by S&P, or
is unrated but judged to be of equivalent quality by FMR. Each stock fund currently intends to limit its investments in lower than Baa-quality debt securities to 5% of its assets.
MONEY MARKET SECURITIES are high-quality, short-term    instruments issued
by the U.S. Government, corporations, financial i    nstitutions, and other
entities. These securities may carry fixed, variable, or floating interest rates. Some money market securities employ a trust or similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt instruments issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities
are backed by the full faith and cre   dit of t    he United States. For
example, U.S. Government securities such as those issued by Fannie Mae are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. Other U.S. Government securities such
as those issu   ed by the Federal Farm Credit Banks Funding Corporation are
supp    orted only by the credit of the entity that issued them.
       CREDIT AND LIQUIDITY SUPPORT.    Issuers may employ various forms of
credit and liquidity enhancement, including letters of credit, guarantees, puts and demand features, and insurance, provided by foreign or domestic entities such as banks and other financial institutions. These arrangements expose a fund to the credit risk of the entity providing the credit or liquidity support. Changes in the credit quality of the provider could affect the value of the security and a fund's share price.
EXPOSURE TO FOREIGN MARKETS. Foreign securities, foreign currencies, and securities issued by U.S. entities with substantial foreign operations may involve additional risks and considerations. These include risks relating to political or economic conditions in foreign countries, fluctuations in foreign currencies, withholding or other taxes, operational risks, increased regulatory burdens, and the potentially less stringent investor protection and disclosure standards of foreign markets. Additionally, governmental issuers of foreign debt securities may be unwilling to pay interest and repay principal when due and may require that the conditions for payment be renegotiated. All of these factors can make foreign investments, especially those in developing countries, more volatile than
U.S. invest   ments.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal    components of a
debt security. The risks associated with stripped securities are similar to those of other money market securities, although stripped securities may be more volatile. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury. REPURCHASE AGREEMENTS. In a repurchase agreement, a fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
       OTHER MONEY MARKET SECURITIES    may include commercial paper,
certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer
or another party.    In exchange for this benefit, a fund may accept a
lower interest rate.     The credit quality of the investment may be
affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features. ADJUSTING INVESTMENT EXPOSURE. A fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, currency exchange rates, commodity prices, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts, entering into currency exchange contracts or swap agreements, and purchasing indexed securities.
FMR can use these practices to adjust the risk and return characteristics of a fund's portfolio of investments. If FMR judges market conditions incorrectly or employs a strategy that does not correlate well with a fund's investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a fund and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities and some other securities may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to a fund.
RESTRICTIONS: A fund may not purchase a security if, as a result, more than 10% of its assets would be invested in illiquid securities.
WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date.
The market value of a securi   ty could change during this period.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
RESTRICTIONS:    Under normal conditions, the money market fund intends to
invest at least 25% of its assets in securities of companies in the financial services industry.
OTHER INSTRU   MENTS for the stock funds may include securities of
closed-end investment companies and real estate-related instruments.
    CASH MANAGEMENT.    A fund may invest in money market securities, in
repurchase agreements, and in a money market fund available only to funds and accounts managed by FMR or its affiliates, whose goal is to seek a high level of current income while maintaining a stable $1.00 share price. A major change in interest rates or a default on the money market fund's investments could cause its share price to change.
RESTRICTIONS: The money market fund does not currently intend to invest in a money market fund.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. A fund that is not diversified may be more sensitive to changes in the market value of a single issuer or industry.
RESTRICTIONS: The stock funds (except Financial Services, Home Finance, and
Regional Banks   )     are considered non-diversified. Generally, to meet
federal tax requirements at the close of each quarter,    each stock
fund does not invest more than 25% of its total assets in any one issuer and, with respect to 50% of total assets, does not invest more than 5% of
its total assets in any one issuer.    These limitations do not apply to
U.S. Government securities or to securities of other investment companies. Each of Financial Services, Home Finance, and Regional Banks, with respect to 75% of its total assets, may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer. This limitation does not apply to U.S. Government securities.
The money market fund may not invest more than 5% of its total    assets in
any one issuer, except that it may invest up to 25% of its     total assets
in the highest-quality securities of a single issuer for    up to three
business days. This limitation does not apply to U.S. Government securities or to securities of other investment companies.
With the exception of American Gold, Natural Resources, and Precious Metals and Minerals, each stock fund normally invests at least 80%, but always at least 25%, of its assets in securities of companies principally engaged in the business activities identified for that fund. Each of Natural Resources and Precious Metals and Minerals normally invests at least 80% of its assets in securities of companies principally engaged in the business activities identified for the fund, precious metals, and instruments whose
value is linked to the price of precious metals. American Gold     normally
invests at least 80% of its assets in securities of North, Central, and South American companies engaged in gold-related activities, and in gold bullion or coins, and instruments whose value is linked to the price of gold.
BORROWING.    Each     fund may borrow from banks or from other funds
advised by FMR, or through reverse repurchase agreements. If a stock fund borrows money, its share price may be subject to greater fluctuation until
the borrowing is paid off. If    a     fund makes additional investments
while borrowings are outstanding, this may be considered a form of leverage.
RESTRICTIONS:    Each     fund may borrow only for temporary or emergency
purposes, but not in an amount exceeding 33% of its total assets. The money market fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
LENDING securit   ies to     broker-dealers and institutions, including
Fidelity Brokerage Services, Inc. (FBSI), an affiliate of FMR, is a means of earning income. This practice could result in a loss or a delay in recovering a fund's securities. A fund may also lend money to other funds advised by FMR.
RESTRICTIONS: Loans, in the aggregate, may not exceed 331/3% of a fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
AIR TRANSPORTATION PORTFOLIO invests primarily in companies engaged in the regional, national and international movement of passengers, mail, and freight via aircraft.
1.AMERICAN GOLD PORTFOLIO invests primarily in companies engaged in exploration, mining, processing, or dealing in gold, or, to a lesser degree, in silver, platinum, diamonds, or other precious metals and
minerals.    The fund may not purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals. AUTOMOTIVE PORTFOLIO invests primarily in companies engaged in the manufacture, marketing or sale of automobiles, trucks, specialty vehicles, parts, tires, and related services.
BIOTECHNOLOGY PORTFOLIO invests primarily in companies engaged in the research, development, and manufacture of various biotechnological products, services and processes.
2.BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO invests primarily in companies engaged in stock brokerage, commodity brokerage, investment banking, tax-advantaged investment or investment sales, investment
management, or related investment advisory service   s.
CHEMICALS PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or marketing of products or services related to the chemical process industries.
COMPUTERS PORTFOLIO invests primarily in companies engaged in research, design, development, manufacture or distribution of products, processes or services that relate to currently available or experimental hardware technology within the computer industry.
CONSTRUCTION AND HOUSING PORTFOLIO invests primarily in companies engaged in the design and construction of residential, commercial, industrial and public works facilities, as well as companies engaged in the manufacture, supply, distribution or sale of products or services to these construction industries.
CONSUMER IN   DUSTRIE    S PORTFOLIO invests primarily in companies engaged
in the manufacture and distribution of goods to consumers both domestically and internationally.
       CYCLICAL INDUSTRIES PORTFOLIO    invests primarily in companies
engaged in the research, development, manufacture, distribution, supply, or sale of materials, equipment, products or services related to cyclical industries.
DEFENSE AND AEROSPACE PORTFOLIO invests primarily in companies engaged in the research, manufacture or sale of products or services related to the defense or aerospace industries.
DEVELOPING COMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture or sale of emerging communications services or equipment.
ELECTRONICS PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of electronic components (semiconductors, connectors, printed circuit boards and other components); equipment vendors to electronic component manufacturers; electronic component distributors; and electronic instruments and electronic systems vendors.
ENERGY PORTFOLIO invests primarily in companies in the energy field, including the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power.
ENERGY SERVICE PORTFOLIO invests primarily in companies in the energy service field, including those that provide services and equipment to the conventional areas of oil, gas, electricity and coal, and newer sources of energy such as nuclear, geothermal, oil shale and solar power. ENVIRONMENTAL SERVICES PORTFOLIO invests primarily in companies engaged in the research, development, manufacture or distribution of products, processes or services related to waste management or pollution control.
3.FINANCIAL SERVICES PORTFOLIO invests primarily in companies    that
provide     financial services to consumers and industry. With respect to
75% of total assets, the fund may not    purchas    e a secur   ity if, as
a result,     more than 5% would be invested in the securities of any one
issuer; and    with respect to 100% of total assets, the fund     may not
   purchase     more than 10% of the outstanding    voting securities of a
single issuer.
FOOD AND AGRICULTURE PORTFOLIO invests primarily in companies engaged in
the manufacture, sale   ,     or distribution of food and beverage
products, agricultural products, and products related to the development of new food technologies.
HEALTH CARE PORTFOLIO invests primarily in companies engaged in the design, manufacture, or sale of products or services used for or in connection with health care or medicine.
HOME FINANCE PORTFOLIO invests primarily in companies engaged in investing in real estate, usually through mortgages and other consumer-related loans.
With respect to 75% of total assets, the fund may not    purchase a
security if, as a result, more than 5% would be invested in the securities of any one issuer; and with respect to 100% of total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
INDUSTRIAL EQUIPMENT PORTFOLIO invests primarily in companies engaged in the manufacture, distribution or service of products and equipment for the industrial sector, including integrated producers of capital equipment (such as general industry machinery, farm equipment, and computers), parts suppliers and subcontractors.
INDUSTRIAL MATERIALS PORTFOLIO invests primarily in companies engaged in the manufacture, mining, processing, or distribution of raw materials and intermediate goods used in the industrial sector.
INSURANCE PORTFOLIO invests primarily in companies engaged in underwriting, reinsuring, selling, distributing, or placing of property and casualty, life, or health insurance.
LEISURE PORTFOLIO invests primarily in companies engaged in the design, production, or distribution of goods or services in the leisure industries. MEDICAL DELIVERY PORTFOLIO invests primarily in companies engaged in the ownership or management of hospitals, nursing homes, health maintenance organizations, and other companies specializing in the delivery of health care services.
MULTIMEDIA PORTFOLIO invests primarily in companies engaged in the development, production, sale and distribution of goods or services used in the broadcast and media industries.
NATURAL GAS PORTFOLIO invests primarily in companies engaged in the production, transmission, and distribution of natural gas, and involved in the exploration of potential natural gas sources, as well as those companies that provide services and equipment to natural gas producers, refineries, cogeneration facilities, converters, and distributors.
4. NATURAL RESOURCES PORTFOLIO invests primarily in companies that own or develop natural resources, or supply goods and services to such companies.
PAPER AND FOREST PRODUCTS PORTFOLIO invests primarily in companies engaged in the manufacture, research, sale, or distribution of paper products, packaging products, building materials (such as lumber and paneling products), and other products related to the paper and forest products industry.
5.PRECIOUS METALS AND MINERALS PORTFOLIO invests primarily in companies engaged in exploration, mining, processing or dealing in gold, silver,
platinum, diamonds or other precious metals and minerals.    The fund may
not purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals.
REGIONAL BANKS PORTFOLIO invests primarily in companies engaged in accepting deposits and making commercial and principally non-mortgage consumer loans. With respect to 75% of total assets, the fund may not purchase a security if, as a result, more than 5% would be invested in the securities of any one issuer; and with respect to 100% of total assets, the fund may not purchase more than 10% of the outstanding voting securities of a single issuer.
RETAILING PORTFOLIO invests primarily in companies engaged in merchandising finished goods and services primarily to individual consumers.
SOFTWARE AND COMPUTER SERVICES PORTFOLIO invests primarily in companies engaged in research, design, production or distribution of products or processes that relate to software or information-based services.
TECHNOLOGY PORTFOLIO invests primarily in companies which FMR believes have, or will develop, products, processes or services that will provide or will benefit significantly from technological advances and improvements. TELECOMMUNICATIONS PORTFOLIO invests primarily in companies engaged in the development, manufacture, or sale of communications services or communications equipment.
TRANSPORTATION PORTFOLIO invests primarily in companies engaged in providing transportation services or companies engaged in the design, manufacture, distribution, or sale of transportation equipment.
UTILITIES GROWTH PORTFOLIO invests primarily in companies in the public utilities industry and companies deriving a majority of their revenues from their public utility operations.
MONEY MARKET PORTFOLIO seeks to provide high current income, consistent with preservation of capital and liquidity, by investing in a broad range of high quality money market instruments. At all times, 80% or more of the fund's assets will be invested in money market instruments. The fund may not invest more than 25% of its total assets in any one industry, except that the fund will invest more than 25% of its total assets in the financial services industry. The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 33% of its total assets.
EACH STOCK FUND seeks capital appreciation.
   With the exception of Cyclical Industries and Natural Resources, each stock fund seeks to achieve its investment objective by investing primarily
in equity securities,     including common stocks and securities
convertible into common stocks, and for American Gold and Precious Metals
and Minerals, in certain precious metals   . Normally, for each stock fund
(except American Gold, Cyclical Industries, Natural Resources, and Precious Metals and Minerals) at least 80%, and in no event less than 25%, of its assets will be invested in securities of companies principally engaged in the business activities identified for that fund. Normally at least 80% of American Gold's assets will be invested in securities of North, Central and South American companies engaged in gold-related activities, and in gold bullion or coins. Under normal conditions, Precious Metals and Minerals will invest at least 80%, of its assets in (i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii) precious metals. Each of Cyclical Industries and Natural Resources invests at least 25% of its total assets in securities of companies principally engaged in the business activities identified for the fund.
For the purposes of the policies for each stock fund (except Cyclical Industries and Natural Resources), a company is considered to be "principally engaged" in a designated business activity if at least 50% of its assets, gross income, or net profits are committed to, or derived from, that activity. For Brokerage and Investment Management and Financial Services, an issuer that derives more than 15% of revenues or profits from brokerage or investment management activities is considered to be principally engaged in the business activities identified for those funds. For each stock fund (except Cyclical Industries and Natural Resources), FMR does not place any emphasis on income when selecting securities, except when it believes that income may have a favorable effect on a security's market value.
When FMR considers it appropriate for defensive purposes,    each stock
fund (except Cyclical Industries and Natural Resources) may temporarily
invest substantially in investment-    grade debt securities.
EACH STOCK FUND may borrow only for temporary or emergency purposes, but not in an amount exceeding 33% of its total assets.
Loans, in the aggregate, for each fund, may not exceed 33% of total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the funds pay fees related to their daily operations. Expenses paid out of a fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
Each fund pays a MANAGEMENT FEE to FMR for managing its investments and business affairs. FMR in turn pays fees to affiliates who provide
assistance with these services. Each fund also    p    ays OTHER EXPENSES,
which are explained on        page    .
FMR may, from time to time, agree to reimburse the funds for management fees and other expenses above a specified limit. FMR retains the ability to be repaid by a fund if expenses fall below the specified limit prior to the end of the fiscal year. Reimbursement arrangements, which may be terminated at any time without notice, can decrease a fund's expenses and boost its performance.
MANAGEMENT FEE
EACH STOCK FUND'S management fee is calculated and paid to FMR every month. The fee for each fund is calculated by adding a group fee rate to an individual fund fee rate, and multiplying the result by the respective fund's average net assets.
The group fee rate is based on the average net assets of all the mutual funds advised by FMR. This rate cannot rise above .52%, and it drops as total assets under management increase.
Fo   r February     1997, the group fee rate was    .3005    %. The
individual fund fee rate is .30% for the stock funds. The total
managem   ent fe    e rate for each fund for fiscal 1997 is shown in the
   table on page     .
THE MONEY MARKET FUND'S management fee is calculated by multiplying the sum of two components by the fund's average net assets and adding an income-based fee. One component, the group fee rate, is based on the average net assets of all the mutual funds advised by FMR. It cannot rise above .37% and it drops as total assets under management increase. The other component, the individual fund fee rate, is .03%. The income-based fee is 6% of the fund's gross income in excess of a 5% yield and cannot rise above .24% of the fund's average net assets.
   For February 1997, the group fee rate was .1414%. The money market
fund's total mana    gement fee for fiscal 1997 was    .20    %.
FMR HAS SUB-ADVISORY AGREEMENTS with FMR U.K. and FMR Far East on behalf of
   each of     the stock funds (except American Gold Portfolio). These
sub-advisers provide FMR with investment research and advice on issuers based outside the United States. Under the sub-advisory agreements, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of the costs of providing these services.
The sub-advisers may also provide investment management services. In return, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its management fee rate with respect to a fund's investments that the sub-adviser manages on a discretionary basis.
   FMR Texas is the money market fund's sub-adviser and has primary responsibility for managing its investments. FMR is responsible for
providing other management services. FMR     pays    FMR Texas 50    % of
its management fee (before expense reimbursements) for    FMR Texas's
services. FMR paid FMR Texas    a fee equal to 0.10    % of the money
market fund's average net assets for    the     fiscal    year ended
February     1997.
OTHER EXPENSES
While the management fee is a significant component of the funds' annual operating costs, the funds have other expenses as well.
The funds contract w   ith F    SC to perform many transaction and
accounting functions. These services include processing shareholder transactions, valuing each fund's investments, and handling securities
loans. In    the     fiscal year ended    February 1997    , the funds paid
FSC the fees, expressed as a percentage of average        net assets,
outlined in the table on page .
The funds also pay other expenses, such as legal, audit, and custodian fees; proxy solicitation costs; and the compensation of trustees who are not affiliated with Fidelity. A broker-dealer may use a portion of the
commissions paid by a fund to reduce    that     fund's custodian or
transfer agent fees.
Each fund's turnover rate varies from year to year, depending on market conditions. High turnover rates increase transaction costs and may increase taxable capital gains. FMR considers these effects when evaluating the
anticipated benefits of short-term investing.    Each funds' (except
Cyclical Industries, Natural Resources and the money market fund)
portfolio turnover rates for the fiscal year ended    February 1997 are
shown in the chart on page . The annualized portfolio turnover rates for Cyclical Industries and Natural Resources are not expected to exceed 200% for their first fiscal periods ending February 1998.
6. Management Fees to Turnover
Fund fees FSC rate
Air Transportation .60% 1.11% 469%
American Gold .60% .77% 63%
Automotive .60% .87% 175%
Biotechnology .60% .94% 41%
Brokerage and Investment Management .62% .84% 16%
Chemicals .60% 1.14% 207%
Computers .61% .84% 255%
Construction and Housing .60% .70% 270%
Consumer Industries .60% 1.59% 340%
Defense and Aerospace .61% 1.02% 219%
Developing Communications .60% 1.01% 202%
Electronics .61% .68% 341%
Energy .60% .91% 87%
Energy Service .60% .78% 167%
Environmental Services .61% 1.39% 252%
Financial Services .61% .79% 80%
Food and Agriculture .60% .88% 91%
Health Care .60% .70% 59%
Home Finance .61% .69% 78%
Industrial Equipment .61% .81% 261%
Industrial Materials .60% .87% 105%
Insurance .61% 1.03% 142%
Leisure .60% .90% 127%
Medical Delivery .60% .92% 78%
Multimedia .60% .91% 99%
Natural Gas .60% .98% 283%
Paper and Forest Products .60% 1.38% 180%
Precious Metals and Minerals .60% .93% 54%
Regional Banks .61% .77% 43%
Retailing .60% .78% 278%
Software and Computer Services .60% .88% 279%
Technology .60% .84% 549%
Telecommunications .60% .88% 175%
TransportationA .40% 1.71% 148%
Utilities Growth .60% .83% 31%
Money Market .20% .27% n/a
A AFTER REIMBURSEMENT
YOUR ACCOUNT


DOING BUSINESS WITH FIDELITY
Fidelity Investments was established in 1946 to manage one of America's first mutual funds. Today, Fidelity is the largest mutual fund company in the country, and is known as an innovative provider of high-quality financial services to individuals and institutions.
In addition to its mutual fund business, the company operates one of America's leading discount brokerage firms, FBSI. Fidelity is also a leader in providing tax-sheltered retirement plans for individuals investing on their own or through their employer.
Fidelity is committed to providing investors with practical information to make investment decisions. Based in Boston, Fidelity provides customers with complete service 24 hours a day, 365 days a year, through a network of telephone service centers around the country.
To reach Fidelity for general information, call these numbers:
(small solid bullet) For mutual funds, 1-800-544-8888
(small solid bullet) For brokerage, 1-800-544-7272
If you would prefer to speak with a representative in person, Fidelity has over 80 walk-in Investor Centers across the country.
TYPES OF ACCOUNTS
You may set up an account directly in a fund or, if you own or intend to purchase individual securities as part of your total investment portfolio, you may consider investing in a fund through a brokerage account.
Y   ou may purchase or sell shares of the funds through an investment professional, including a broker, who may charge you a transaction fee for this service. If you invest through FBSI, another financial institution, or an investment professional, read their program materials for any special provisions, additional service features or fees that may apply to your investment in the fund. Certain features of the fund, such as the minimum initial or subsequent investment amounts, may be modified.
The different ways to set up (register) your account with Fidelity are listed in the table that follows.
The account guidelines that follow may not apply to certain retirement
accounts. I   f you are investing through a retirement account or if your employer offers the funds through a retirement program, you may be subject to additional fees. For more information, please refer to your program materials, contact your employer, or call your retirement benefits number
or Fidelity directly, as appropri    ate.

WAYS TO SET UP YOUR ACCOUNT
INDIVIDUAL OR JOINT TENANT
FOR YOUR GENERAL INVESTMENT NEEDS
Individual accounts are owned by one person. Joint accounts can have two or more owners (tenants).
RETIREMENT
TO SHELTER YOUR RETIREMENT SAVINGS FROM TAXES
 Retirement plans allow individuals to shelter investment income and capital gains from current taxes. In addition, contributions to these accounts may be tax deductible. Retirement accounts require special applications and typically have lower minimums.
(solid bullet) INDIVIDUAL RETIREMENT ACCOUNTS (IRAS) allow anyone of legal age and under 70 with earned income to invest up to $2,000 per tax year. Individuals can also invest in a spouse's IRA if the spouse has earned income of less than $250.
(solid bullet) ROLLOVER IRAS retain special tax advantages for certain distributions from employer-sponsored retirement plans.
(solid bullet) KEOGH OR CORPORATE PROFIT SHARING AND MONEY PURCHASE PENSION PLANS allow self-employed individuals or small business owners (and their employees) to make tax-deductible contributions for themselves and any eligible employees up to $30,000 per year.
(solid bullet) SIMPLIFIED EMPLOYEE PENSION PLANS (SEP-IRAS) provide small business owners or those with self-employed income (and their eligible employees) with many of the same advantages as a Keogh, but with fewer administrative requirements.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are available to employees of most tax-exempt institutions, including schools, hospitals, and other charitable organizations.
(solid bullet) 401(K) PROGRAMS allow employees of corporations of all sizes to contribute a percentage of their wages on a tax-deferred basis. These accounts need to be established by the trustee of the plan.
GIFTS OR TRANSFERS TO A MINOR (UGMA, UTMA)
TO INVEST FOR A CHILD'S EDUCATION OR OTHER FUTURE NEEDS
These custodial accounts provide a way to give money to a child and obtain tax benefits. An individual can give up to $10,000 a year per child without paying federal gift tax. Depending on state laws, you can set up a custodial account under the Uniform Gifts to Minors Act (UGMA) or the Uniform Transfers to Minors Act (UTMA).
TRUST
FOR MONEY BEING INVESTED BY A TRUST
The trust must be established before an account can be opened.
BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS
Requires a special application.

FIDELITY FACTS
Fidelity offers the broadest selection of mutual funds
in the world.
(solid bullet) Number of Fidelity mutual funds: over 225
(solid bullet) Assets in Fidelity mutual funds: over $432 billion
(solid bullet) Number of shareholder accounts: over 29 million
(solid bullet) Number of investment analysts and portfolio managers: over
270
(checkmark)
HOW TO BUY SHARES
ONCE EACH HOUR OF EVERY BUSINESS DAY, TWO SHARE PRICES ARE CALCULATED FOR EACH FUND: the offering price and the net asset value (NAV). If you qualify
for a sales charge waiver as described on page    ,     your share price
will be the NAV. If you pay a sales charge as described on page    ,
you    r share price will be the offering price. When you buy shares at the offering price, Fidelity deducts the appropriate sales charge and invests the rest in the fund.
Shares are purchased at the next share price calculated after your investment is received and accepted. Share price is normally calculated hourly, each business day, from 10 a.m. to 4 p.m. Eastern time.
IF YOU ARE NEW TO FIDELITY, complete and sign an account application and mail it along with your check. You may also open your account in person or by wire as described in the table that follows. If there is no application accompanying this prospectus, call 1-800-544-8888.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail in an application with a check, or (small solid bullet) Open your account by exchanging from another Fidelity fund.
IF YOU ARE INVESTING THROUGH A TAX-SHELTERED RETIREMENT PLAN, such as an IRA, for the first time, you will need a special application. Retirement investing also involves its own investment procedures. Call 1-800-544-8888 for more information and a retirement application.
If you buy shares by check or Fidelity Money Line(registered trademark), and then sell those shares by any method other than by exchange to another Fidelity fund, the payment may be delayed for up to seven business days to ensure that your previous investment has cleared.
MINIMUM INVESTMENTS

TO OPEN AN ACCOUNT  $2,500
   For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts  $500
TO ADD TO AN ACCOUNT  $250
   For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $250 Through regular investment plans* $100
MINIMUM BALANCE $2,000
For Fidelity IRA, Rollover IRA, SEP-IRA and Keogh accounts $500
* FOR MORE INFORMATION ABOUT REGULAR INVESTMENT PLANS, PLEASE REFER TO
INVESTOR SERVICES, PAGE     .
These minimums may vary for investments through Fidelity Portfolio Advisory
Services. There is no minimum account ba   lance or initial or subsequent
investment minimums for certain retirement accounts funded through salary reduction, or accounts opened with the proceeds of distributions from such Fidelity retirement accounts. Refer to the program materials for details.

(null)Key Information
Phone 1#800#544#7777
S
To open an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number.
S
To add to an account, exchange from another Fidelity fund account with the same registration, including name, address, and taxpayer ID number. You can also use Fidelity Money Line to transfer from your bank account. Call before your first use to verify that this service is in place on your account. Maximum
Money Line: Up to $100,000
Mail
S
To open an account, complete and sign the application. Make your check payable to Fidelity Select Portfolios and specify the fund you are investing in on the application. Mail to the address indicated on the application.
S
To add to an account, make your check payable to the complete name of the fund of your choice. Indicate your fund account number on your check. Mail to the address printed on your account statement.
In Person
S
To open an account, bring your application and check to a Fidelity Investor

Center. Call 1#800#544#9797 for the center nearest you.
S
To add to an account, bring your check to a Fidelity Investor Center. Call 1#800#544#9797 for the center nearest you.
S
Orders will be executed at the next hourly price determined after your investment is accepted.
Wire
Not available for retirement accounts.
S
To open an account, call 1#800#544#7777 to set up your account and to arrange a wire transaction. Wire within 24 hours to the wire address below. Specify the complete name of the fund and include your new account number and your name.
S
To add to an account, wire to the wire address below. Specify the complete name of the fund and include your account number and your name.
S
Wire address: Bankers Trust Company,
Bank Routing #021001033, Account # 00163053.
Automatically
New accounts cannot be opened with these services.
S
Use Fidelity Automatic Account Builder or Direct Deposit to automatically purchase more shares. Sign up for these services when opening your account, or call 1#800#544#6666. Direct Deposit is not available for Select stock funds or for retirement accounts.
S
Use Directed Dividends or Fidelity Automatic Exchange Service to automatically send money from one Fidelity fund into another. Call 1#800#544#6666 for instructions.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
(null)
How to Sell Shares
You can arrange to take money out of your fund account at any time by selling
(redeeming) some or all of your shares. Your shares will be sold at the next share price calculated after your order is received and accepted. Share price is normally calculated hourly, each business day, from 10:00 a.m. to 4:00 p.m.
Eastern time.
To sell shares in a non#retirement account,
 you may use any of the methods described on these two pages.
To sell shares in a Fidelity retirement account,
 your request must be made in writing, except for exchanges to other Fidelity funds, which can be requested by phone or in writing. Call 1#800#544#6666 for a retirement distribution form.
If you are selling some but not all of your shares, leave at least $2,000 worth of shares in the account to keep it open ($500 for retirement accounts).
To sell shares by bank wire or Fidelity Money Line, you will need to sign up for these services in advance.
Certain requests must include a signature guarantee.
 It is designed to protect you and Fidelity from fraud. Your request must be made in writing and include a signature guarantee if any of the following situations apply:
S
You wish to redeem more than $100,000 worth of shares, S
Your account registration has changed within the last 30 days, S
The check is being mailed to a different address than the one on your account
(record address),
S
The check is being made payable to someone other than the account owner, or S
The redemption proceeds are being transferred to a Fidelity account with a different registration.
You should be able to obtain a signature guarantee from a bank, broker
(including
Fidelity Investor Centers), dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association.
A notary public cannot provide a signature guarantee.
Selling Shares in Writing
Write a "letter of instruction" with:
S
Your name,
S
The fund's name,
S
Your fund account number,
S
The dollar amount or number of shares to be redeemed, and S
Any other applicable requirements listed in the table that follows.
Unless otherwise instructed, Fidelity will send a check to the record address.
Deliver your letter to a Fidelity Investor Center, or mail it to:
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266#0602
Fees and Key Information
If you sell shares of a stock fund after holding them 29 days or less, the fund will deduct a redemption fee equal to 0.75% of the value of those shares.
For shares held 30 days or more, the redemption fee is equal to the lesser of $7.50 or 0.75% of the value of those shares redeemed. In addition, there may be a $7.50 fee for each exchange out of a stock fund.
Phone 1#800#544#7777
All account types except retirement
S
Maximum check request: $100,000.
S
For Money Line transfers to your bank account; minimum: $10; maximum: Up to

$100,000.
All account types
S
You may exchange to other Fidelity funds if both accounts are registered with the same name(s), address, and taxpayer ID number.
Mail or in Person
Individual, Joint Tenant, Sole Proprietorship, UGMA, UTMA
S
The letter of instruction must be signed by all persons required to sign for transactions, exactly as their names appear on the account.
Retirement account
S
The account owner should complete a retirement distribution form. Call 1#800#544#6666 to request one.
Trust
S
The trustee must sign the letter indicating capacity as trustee. If the trustee's name is not in the account registration, provide a copy of the trust document certified within the last 60 days.
Business or Organization
S
At least one person authorized by corporate resolution to act on the account must sign the letter.
S
Include a corporate resolution with corporate seal or a signature guarantee.
Executor, Administrator, Conservator, Guardian
S
Call 1#800#544#6666 for instructions.
Wire
All account types except retirement
S
You must sign up for the wire feature before using it. To verify that it is in place, call 1#800#544#6666. Minimum wire: $5,000.
S
Your wire redemption request must be received and accepted by Fidelity before
4 p.m. Eastern time for money to be wired on the next business day.

TDD - Service for the Deaf and Hearing#Impaired: 1#800#544#0118
YOUR ACCOUNT


INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
FIDELITY'S TELEPHONE REPRESENTATIVES are available 24 hours a day, 365 days a year. Whenever you call, you can speak with someone equipped to provide the information or service you need.
   24-HOUR SERVICE
ACCOUNT ASSISTANCE
1-800-544-6666
ACCOUNT TRANSACTIONS
1-800-544-7777
PRODUCT INFORMATION
1-800-544-8888
RETIREMENT ACCOUNT ASSISTANCE
1-800-544-4774
TOUCHTONE XPRESSSM
1-800-544-5555
 AUTOMATED SERVICE
(checkmark)
STATEMENTS AND REPORTS that Fidelity sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except reinvestments, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports and
prospectuses will be mailed to your household, even if you    have more
than one account in the fund. Call 1-800-544-6666 if you need copies of
financial reports, prospectuses, or histor    ical account information.
TRANSACTION SERVICES
EXCHANGE PRIVILEGE. You may sell your fund shares and buy shares of other Fidelity funds by telephone or in writing. The shares you exchange will carry credit for any sales charge you previously paid in connection with their purchase. There is a $7.50 fee for each exchange out of a stock fund, unless you place your transaction on Fidelity's automated exchange services. This fee would apply in addition to the redemption fees which you pay every time you sell your shares.




For exchanges made by mail    or phon    e orders are executed:
(small solid bullet) Between Select funds or from a Fidelity money market
fund generally at the    next hourly price calculated after your order is
received and accepted.
(small solid bullet) From another Fidelity stock or bond fund, generally at
the 4:00 p.m.    price calculated after your order is received and
accepted.
Note that exchanges between Select funds are unlimited, but exchanges out of the funds to other Fidelity funds are limited to four per calendar year.
   Exchanges may have tax consequences for you    . For details on policies
and restrictions governing exchanges, including circumstances under which a
shareholder's exchange privilege may be suspended or revoked,    see
    page .
SYSTEMATIC WITHDRAWAL PLANS let you set up periodic redemptions from your account. Because of the funds' sales charge, you may not want to set up a systematic withdrawal plan during a period when you are buying shares on a regular basis.
FIDELITY MONEY LINE(registered trademark) enables you to transfer money by phone between your bank account and your fund account. Most transfers are complete within three business days of your call.
REGULAR INVESTMENT PLANS
One easy way to pursue your financial goals is to invest money regularly. Fidelity offers convenient services that let you transfer money into your fund account, or between fund accounts, automatically. While regular investment plans do not guarantee a profit and will not protect you against a loss in a declining market, they can be an excellent way to invest for retirement, a home, educational expenses, and other long-term financial goals. Certain restrictions apply for retirement accounts. Call 1-800-544-6666 for more information.
REGULAR IN   VESTM    ENT PLANS

FIDELITY AUTOMATIC ACCOUNT BUILDERSM
TO MOVE MONEY FROM YOUR BANK ACCOUNT TO A FIDELITY FUND
MINIMUM   FREQUENCY     SETTING UP OR CHANGING
$100      Monthly or    (small solid bullet) For a new account,
          quarterly     complete the appropriate
                        section on the fund
                        application.
                        (small solid bullet) For existing accounts, call 1-800-544-6666 for an application.
                        (small solid bullet) To change the amount or frequency of your investment, call 1-800-
                        544-6666 at least three
                        business days prior to
                        your next scheduled
                        investment date.

DIRECT DEPOSIT
TO SEND ALL OR A PORTION OF YOUR PAYCHECK OR GOVERNMENT CHECK TO A FIDELITY
FUND   A
MINIMUM   FREQUENCY    SETTING UP OR CHANGING
$100      Every pay    (small solid bullet) Not available for Select
          period       stock funds or retirement
                       accounts.
                       (small solid bullet) Check the appropriate box on the fund application, or call
                       1-800-544-6666 for an
                       authorization form.
                       (small solid bullet) Changes require a new authorization form.

FIDELITY AUTOMATIC EXCHANGE SERVICE
TO MOVE MONEY FROM A FIDELITY MONEY MARKET FUND TO ANOTHER FIDELITY FUND
MINIMUM   FREQUENCY        SETTING UP OR CHANGING
$100      Monthly,         (small solid bullet) Check the appropriate
          bimonthly,       box on the fund
          quarterly, or    application, or call
          annually         1-800-544-6666 for an
                           authorization form.
                           (small solid bullet) To change the amount or frequency of your investment, call
                           1-800-544-6666

   A BECAUSE THE STOCK FUNDS' PRICES FLUCTUATE, THOSE FUNDS MAY NOT BE APPROPRIATE CHOICES FOR DIRECT DEPOSIT OF YOUR ENTIRE CHECK.
SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
Each stock fund distributes substantially all of its net income and capital gains to shareholders each year. Normally, capital gains and dividends are distributed in April and December. Income dividends for the money market fund are declared daily and paid monthly.
DISTRIBUTION OPTIONS
When you open an account, specify on your application how you want to receive your distributions. If the option you prefer is not listed on the application, call 1-800-544-6666 for instructions. Each stock fund offers four options (three for the money market fund):
1. REINVESTMENT OPTION. Your dividend and capital gain distributions will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
2. INCOME-EARNED OPTION. Your capital gain distributions will be automatically reinvested, but you will be sent a check for each dividend distribution. This option is not available for the money market fund.
3. CASH OPTION. You will be sent a check for your dividend and capital gain distributions.
4. DIRECTED DIVIDENDS(registered trademark) OPTION. Your dividend and capital gain distributions will be automatically invested in another identically registered Fidelity fund.
FOR RETIREMENT ACCOUNTS, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. SHARES PURCHASED THROUGH REINVESTMENT of dividend and capital gain distributions are not subject to the funds' 3% sales charge. Likewise, if you direct distributions to a fund with a 3% sales charge, you will not pay a sales charge on those purchases.
For the stock funds, distributions will be reinvested, or deducted from the share price, at 10:00 a.m. on the ex-dividend date. Shareholders of record at 4:00 p.m. on the business day before the ex-dividend will be entitled to receive the distribution. For the money market fund, dividends will be reinvested at 4:00 p.m. on the last day of the month. Cash distribution checks will be mailed within seven days.
TAXES
As with any investment, you should consider how your investment in a fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, each fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions are taxed as long-term capital gains. Every January, Fidelity will send you and the IRS a statement showing the taxable distributions paid to you in the previous year.
TAXES ON TRANSACTIONS. Your stock fund redemptions - including exchanges to other Fidelity funds - are subject to capital gains tax. A capital gain or loss is the difference between the cost of your shares and the price you receive when you sell them.
Whenever you sell shares of a fund, Fidelity will send you a confirmation statement showing how many shares you sold and at what price. You will also receive a consolidated transaction statement every January. However, it is up to you or your tax preparer to determine whether this sale resulted in a capital gain and, if so, the amount of tax to be paid. Be sure to keep your regular account statements; the information they contain will be essential in calculating the amount of your capital gains.
"BUYING A DIVIDEND."    If you buy shares when a stock fund has realized
but not yet distributed income or capital gains,     you will pay the full
price for the shares and then receive a portion of the price back in the form of a taxable distribution.
EFFECT OF FOREIGN TAXES. Foreign governments may impose taxes on a fund and its investments and these taxes generally will reduce the fund's distributions. However, an offsetting tax credit or deduction may be available to you. If so, your tax statement will show more taxable income or capital gains than were actually distributed by the fund, but will also show the amount of the available offsetting credit or deduction.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, a fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUNDS ARE OPEN FOR BUSINESS each day the New York Stock Exchange (NYSE) is open. Fidelity normally calculates each fund's NAV and offering price
hourly, from 10:00 a.m. to    4:00 p.m. Eastern time each business day of
the NYSE.
EACH FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and then dividing the result by the number of shares outstanding.
Each stock funds' assets are valued primarily on the basis of market quotations. Foreign securities are valued on the basis of quotations from the primary market in which they are traded, and are translated from the
local currency into U.S.    dollars using current exchange rates.
Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. This method minimizes the effect of changes in a security's
market value. In addition, if     quotations are not readily available, or
if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued by a method that the Board of Trustees believes accurately reflects fair value.
The money market fund values the securities it owns on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund to maintain a stable $1.00 share price.
       THE OFFERING PRICE    (price to buy one share) of each fund is its
NAV divided by the difference between one and the applicable sales charge
percentage.     The maximum sales charge is 3% of the offering price.
Each fund's     REDEMPTION PRICE (price to sell one share) is    its NAV
minus the fund's redemption fee, if applicable. Exchanges out of a stock fund will also be charged an additional $7.50 fee unless you place your transaction on Fidelity's automated exchange services.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your Social Security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require a fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of your confirmation statements immediately after you receive them. If you do not want the ability to redeem and exchange by telephone, call Fidelity for instructions.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail or by visiting a Fidelity Investor Center.
EACH FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. Each fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions"
on page    .     Purchase orders may be refused if, in FMR's opinion, they
would disrupt management of a fund.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your order will be processed at the next offering price calculated after your order is received and accepted. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) Each fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees a fund or its transfer agent has incurred.
(small solid bullet) If you do not specify a particular stock fund, your investment will be made in the money market fund until FSC receives instructions from you.
TO AVOID THE COLLECTION PERIOD associated with check and Money Line purchases, consider buying shares by bank wire, U.S. Postal money order, U.S. Treasury check, Federal Reserve check, or direct deposit instead.
   FSBI ESTABLISHED A     program permitting customers with Fidelity
brokerage accounts to sell short shares of certain Select stock funds. FMR reserves the right to suspend the short selling program at any time in the future.
CERTAIN FINANCIAL INSTITUTIONS that have entered into sales agreements with FDC may enter confirmed purchase orders on behalf of customers by phone, with payment to follow no later than the time when a fund is priced on the following business day. If payment is not received by that time, the financial institution could be held liable for resulting fees or losses. WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your request is received and accepted. Note the following:
(small solid bullet) Normally, redemption proceeds will be mailed to you on the next business day, but if making immediate payment could adversely affect a fund, it may take up to seven days to pay you.
(small solid bullet)    For the money market fund, shares will earn
dividends through the date of redemption; however, shares redeemed on a Friday or prior to a holiday will continue to earn dividends until the next business day.
(small solid bullet) Fidelity Money Line redemptions generally will be credited to your bank account on the second or third business day after your phone call.
(small solid bullet) Each fund may hold payment on redemptions until it is reasonably satisfied that investments made by check or Fidelity Money Line have been collected, which can take up to seven business days.
(small solid bullet) Redemptions may be suspended or payment dates postponed when the NYSE is closed (other than weekends or holidays), when trading on the NYSE is restricted, or as permitted by the SEC.
   A     REDEMPTION FEE, (stock funds only) of $7.50 or 0.75% of the value
   of your redemption, depending on how long your shares were     held,
   will be deducted from the amount of your redemption. For shares held for 30 days or more, the redemption fee is equal to the lesser of $7.50 or 0.75% of the value of those shares redeemed. For shares held for less than 30 days, the redemption fee is equal to 0.75% of the value of those shares redeemed. The redemption fee is paid to the fund rather than FMR, and it does not apply to shares that were acquired through reinvestment of distributions. If you bought shares on different days, the shares you held longest will be redeemed first for purposes of determining the fund's redemption fee.
FIDELITY RESERVES THE RIGHT TO DEDUCT AN ANNUAL MAINTENANCE FEE of $12.00 from accounts with a value of less than $2,500 (including any amount paid
as a sales charge), subject to    an annual maximum charge of $24.00 per
shareholder. It is ex    pected that accounts will be valued on the second
Friday in November of each year. Accounts opened after September 30 will not be subject to the fee for that year. The fee, which is payable to the transfer agent, is designed to offset in part the relatively higher costs
of servicing smaller accounts.    This     fee will not be deducted from
   Fidelity brokerage accounts    , retirement accounts (except
non-prototype retirement accounts), accounts using regular investment
plans, or if total assets    with     Fidelity exceed    $30,000.
Eligibility for the $30,000 waiver     is determined by aggregating
Fidelit   y acc    ounts maintained by FSC or FBSI which are registered
under the same social security number or which list the same social security number for the custodian of a Uniform Gifts/Transfers to Minors Act account.
IF YOUR ACCOUNT BALANCE FALLS BELOW $   2    ,000, you will be given 30
days' notice to reestablish the minimum balance. If you do not increase your balance, Fidelity reserves the right to close your account and send
the proceeds to you. Your shares will be redeemed at the NAV   , minus
applicable redemption fees (stock funds only),     on the day your account
is closed.
THE SELECT CASH RESERVES ACCOUNT no longer accepts new investments. If you have an investment in this account, you may leave it there, redeem your investment, or exchange your shares for shares of a Select fund or another Fidelity fund. The 1% deferred sales charge will apply to shares in the Select Cash Reserves Account redeemed or exchanged to another Fidelity fund, since these shares were available for purchase only when the 1% deferred sales charge was still in effect. If you redeem by check from Select Cash Reserves, and the amount of the check is greater than the value of your account, your check will be returned to you and you may be subject to extra charges.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
FDC collects the proceeds from each fund's 3% sales charge and may pay a portion of them to securities dealers who have sold the fund's shares, or to others, including banks and other financial institutions (qualified recipients), under special arrangements in connection with FDC's sales activities. The sales charge paid to qualified recipients is 1.50% of a fund's offering price.
FDC may, at its own expense, provide promotional incentives to qualified recipients who support the sale of shares of the funds without reimbursement from the funds. In some instances, these incentives may be offered only to certain institutions whose representatives provide services in connection with the sale or expected sale of significant amounts of shares.
EXCHANGE RESTRICTIONS
As a shareholder, you have the privilege of exchanging shares of a fund for shares of other Fidelity funds. However, you should note the following:
(small solid bullet) The fund you are exchanging into must be available for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage-point difference between that fund's sales charge and any sales charge you have previously paid in connection with the shares you are exchanging. For example, if you had already paid a sales charge of 2% on your shares and you exchange them into a fund with a 3% sales charge, you would pay an additional 1% sales charge.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Although there is no limit on the number of exchanges you may make between the Select funds, the funds reserve the right to enact limitations in the future. Because excessive trading can hurt fund performance and shareholders, each fund reserves the right to temporarily or permanently terminate the exchange privilege of any investor who makes more than four exchanges out of the Select funds to other Fidelity funds per calendar year. Accounts under common ownership or control, including accounts with the same taxpayer identification number, will be counted together for purposes of the four exchange limit.
(small solid bullet) Each fund reserves the right to reject exchange purchases in excess of 1% of its net assets or $1 million, whichever is less. For purposes of this policy, accounts under common ownership or control will be aggregated.
(small solid bullet) Exchange limitations may be modified for accounts in certain institutional retirement plans to conform to plan exchange limits and Department of Labor regulations. See your plan materials for further information.
(small solid bullet) Each fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if a fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to a fund.
(small solid bullet) For cash management purposes, up to three business days may pass before exchange proceeds are paid from one Select fund to another, or to another Fidelity equity fund. Exchange proceeds are recorded in your shareholder account when the transaction occurs. Therefore, when you exchange from a stock fund to the money market fund, you will earn money market dividends immediately. When you exchange from the money market fund to a stock fund, you will not earn money market dividends during the three business-day period. This policy could increase the volatility of the money market fund's yield.
Although the funds will attempt to give you prior notice whenever they are reasonably able to do so, they may impose these restrictions at any time. The funds reserve the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose
   fees of up to 1.00% on purchases,     administrative fees of up to $7.50
and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
SALES CHARGE REDUCTIONS AND WAIVERS
REDUCTIONS. Each stock fund's sales charge may be reduced if you invest directly with Fidelity or through prototype or prototype-like retirement plans sponsored by FMR or FMR Corp. The amount you invest, plus the value of your account, must fall within the ranges shown below. However, purchases made with assistance or intervention from a financial intermediary are not eligible. Call Fidelity to see if your purchase qualifies.

                     Sales Charge

Ranges               As a % of Offering Price   As an approximate % of net amount invested

$0 - 249,999         3.00%                      3.09%

$250,000 - 499,999   2.00%                      2.04%

$500,000 - 999,999   1.00%                      1.01%

$1,000,000 or more   none                       none


The sales charge for the stock funds and the money market fund will also be reduced by the percentage of any sales charge you previously paid on investments in other Fidelity funds (not including Fidelity's Foreign Currency Funds). Similarly, your shares carry credit for any sales charge you would have paid if the reductions in the table above had not existed. These sales charge credits only apply to purchases made in one of the ways listed below, and only if you continuously owned Fidelity fund shares or a Fidelity brokerage core account, or participated in The CORPORATEplan for Retirement Program.
1. By exchange from another Fidelity fund.
2. With proceeds of a transaction within a Fidelity brokerage core account, including any free credit balance, core money market fund, or margin availability, to the extent such proceeds were derived from redemption proceeds from another Fidelity fund.
3. With redemption proceeds from one of Fidelity's Foreign Currency Funds, if the Foreign Currency Fund shares were originally purchased with redemption proceeds from a Fidelity fund.
4. Through the Directed Dividends Option (see page    ).
5. By participants in The CORPORATEplan for Retirement Program when shares are purchased through plan-qualified loan repayments, and for exchanges into and out of the Managed Income Portfolio.
WAIVERS. A fund's sales charge will not apply:
1. If you buy shares as part of an employee benefit plan having more than 200 eligible employees or a minimum of $3 million in plan assets invested in Fidelity mutual funds.
2. T   o shares in a Fidelity account purchased with the proceeds     of a
distribution from an employee benefit plan, provided that at the time of the distribution, the employer or its affiliate maintained a plan that both qualified for waiver (1) above and had at least some of its assets invested
in Fidelity-managed products.    (Distributions transferred to an IRA
account must be transferred within 60 days from the date of the distribution. All other distributions must be transferred directly into a Fidelity account).
3. If you are a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more.
4. If you purchase shares for a charitable remainder trust or life income pool established for the benefit of a charitable organization (as defined
f   or purposes of Section     501(c)(3) of the Internal Revenue Code).
5. If you are an investor participating in the Fidelity Trust Portfolios program.
6. To shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager.
7. To shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services.
8. If you are a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or
   Fidelity International Limited or their     direct or indirect
subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee.
9. If you are a bank trust officer, registered representative, or other
employee of a qualified recipient, as defined on page        .
These waivers must be qualified through FDC in advance. More detailed
information about waivers    (1), (2), and (5)     is contained in the
Statement of Additional Information. A representative of your plan or organization should call Fidelity for more information.
APPENDIX A


   AIR TRANSPORTATION









Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6


AIR TRANSPORTATION            -20.6      29.07     26.33      -18.1   37.06     6.57%     30.89     -21.74    59.54     1.25%
                              5%             %     %          8%      %                   %         %         %

S&P 500                       5.10%      16.61     31.69      -3.10   30.47     7.62%     10.08     1.32%     37.58     22.96

                                         %         %         %        %                   %                   %        %

Consumer Price Index          4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -20.65
Row: 3, Col: 1, Value: 29.07
Row: 4, Col: 1, Value: 26.33
Row: 5, Col: 1, Value: -18.18
Row: 6, Col: 1, Value: 37.06
Row: 7, Col: 1, Value: 6.57
Row: 8, Col: 1, Value: 30.89
Row: 9, Col: 1, Value: -21.74
Row: 10, Col: 1, Value: 59.54
Row: 11, Col: 1, Value: 1.25
(LARGE SOLID BOX) AIR TRANSPORTATION
 AMERICAN GOLD








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6


AMERICAN GOLD                  40.50     -12.4      22.04    -17.2    -6.14     -3.09     78.68     -15.46    11.20     19.92

                              %          5%         %        0%       %        %          %        %          %         %

S&P 500                       5.10%     16.61       31.69    -3.10    30.47    7.62%      10.08    1.32%      37.58     22.96
                                        %           %        %        %                   %                   %        %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 40.5
Row: 3, Col: 1, Value: -12.45
Row: 4, Col: 1, Value: 22.04
Row: 5, Col: 1, Value: -17.2
Row: 6, Col: 1, Value: -6.14
Row: 7, Col: 1, Value: -3.09
Row: 8, Col: 1, Value: 78.67999999999999
Row: 9, Col: 1, Value: -15.46
Row: 10, Col: 1, Value: 11.2
Row: 11, Col: 1, Value: 19.92
(LARGE SOLID BOX) AMERICAN GOLD
 AUTOMOTIVE








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

AUTOMOTIVE                    6.54%      20.06     4.10%     -6.72    37.33     41.61     35.38     -12.75    13.43     16.07
                                         %                   %        %         %         %         %         %         %

S&P 500                       5.10%      16.61     31.69     -3.10    30.47     7.62%     10.08     1.32%     37.58     22.96
                                         %         %         %        %                   %                   %         %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 6.54
Row: 3, Col: 1, Value: 20.06
Row: 4, Col: 1, Value: 4.1
Row: 5, Col: 1, Value: -6.72
Row: 6, Col: 1, Value: 37.33
Row: 7, Col: 1, Value: 41.61
Row: 8, Col: 1, Value: 35.38
Row: 9, Col: 1, Value: -12.75
Row: 10, Col: 1, Value: 13.43
Row: 11, Col: 1, Value: 16.07
(LARGE SOLID BOX) AUTOMOTIVE
 BIOTECHNOLOGY








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6


BIOTECHNOLOGY                 -3.37      4.12%     43.93     44.35    99.05     -10.3     0.70%     -18.18    49.10     5.61%
                              %                    %        %         %         4%                  %         %

S&P 500                       5.10%      16.61     31.69     -3.10    30.47     7.62%     10.08     1.32%     37.58     22.96
                                         %         %         %        %                   %                   %         %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -3.37
Row: 3, Col: 1, Value: 4.119999999999999
Row: 4, Col: 1, Value: 43.93
Row: 5, Col: 1, Value: 44.34999999999999
Row: 6, Col: 1, Value: 99.05
Row: 7, Col: 1, Value: -10.34
Row: 8, Col: 1, Value: 0.7000000000000001
Row: 9, Col: 1, Value: -18.18
Row: 10, Col: 1, Value: 49.1
Row: 11, Col: 1, Value: 5.609999999999999
(LARGE SOLID BOX) BIOTECHNOLOGY
 BROKERAGE AND INVESTMENT MANAGEMENT








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

BROKERAGE AND INVESTMENT      -36.8      18.55     14.06     -16.1     82.26    5.12%     49.33    -17.27     23.59     39.66
MANAGEMENT                    5%         %         %         8%        %                  %        %         %         %

S&P 500                       5.10%      16.61     31.69     -3.10     30.47    7.62%     10.08     1.32%    37.58     22.96
                                        %          %         %         %                 %                  %         %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -36.84999999999999
Row: 3, Col: 1, Value: 18.55
Row: 4, Col: 1, Value: 14.06
Row: 5, Col: 1, Value: -16.18
Row: 6, Col: 1, Value: 82.26000000000001
Row: 7, Col: 1, Value: 5.119999999999999
Row: 8, Col: 1, Value: 49.33
Row: 9, Col: 1, Value: -17.27
Row: 10, Col: 1, Value: 23.59
Row: 11, Col: 1, Value: 39.66
(LARGE SOLID BOX) BROKERAGE AND INVESTMENT
MANAGEMENT
 CHEMICALS








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

CHEMICALS                     14.82     20.96      17.31     -4.13    38.66     8.90%     12.76     14.78     21.45     21.52
                              %         %          %         %        %                   %         %         %         %

S&P 500                       5.10%     16.61      31.69     -3.10    30.47     7.62%     10.08     1.32%     37.58     22.96
                                        %          %         %        %                   %                   %         %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 14.82
Row: 3, Col: 1, Value: 20.96
Row: 4, Col: 1, Value: 17.31
Row: 5, Col: 1, Value: -4.13
Row: 6, Col: 1, Value: 38.66
Row: 7, Col: 1, Value: 8.9
Row: 8, Col: 1, Value: 12.76
Row: 9, Col: 1, Value: 14.78
Row: 10, Col: 1, Value: 21.45
Row: 11, Col: 1, Value: 21.52
(LARGE SOLID BOX) CHEMICALS
 COMPUTERS








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5    199 6

COMPUTERS                     -6.35      -5.05     6.84%     18.41    30.75     21.96     28.87     20.45     51.83    31.62
                              %          %                   %        %        %          %         %         %         %

S&P 500                       5.10%      16.61     31.69     -3.10     30.47    7.62%     10.08     1.32%     37.58     22.96
                                         %         %         %         %                  %                   %         %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -6.35
Row: 3, Col: 1, Value: -5.05
Row: 4, Col: 1, Value: 6.84
Row: 5, Col: 1, Value: 18.41
Row: 6, Col: 1, Value: 30.75
Row: 7, Col: 1, Value: 21.96
Row: 8, Col: 1, Value: 28.87
Row: 9, Col: 1, Value: 20.45
Row: 10, Col: 1, Value: 51.83
Row: 11, Col: 1, Value: 31.62
(LARGE SOLID BOX) COMPUTERS
 CONSTRUCTION AND HOUSING








Calendar year total returns    1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

CONSTRUCTION AND HOUSING      -12.4      29.19     16.60     -9.64    41.31     18.71     33.61     -15.94    28.78     13.21
                              2%         %         %         %         %        %         %         %        %          %

S&P 500                       5.10%      16.61     31.69      -3.10    30.47    7.62%     10.08     1.32%     37.58     22.96
                                         %         %          %        %                  %                   %        %

 Consumer Price Index         4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -12.42
Row: 3, Col: 1, Value: 29.19
Row: 4, Col: 1, Value: 16.6
Row: 5, Col: 1, Value: -9.639999999999999
Row: 6, Col: 1, Value: 41.31
Row: 7, Col: 1, Value: 18.71
Row: 8, Col: 1, Value: 33.61
Row: 9, Col: 1, Value: -15.94
Row: 10, Col: 1, Value: 28.78
Row: 11, Col: 1, Value: 31.21
(LARGE SOLID BOX) CONSTRUCTION AND HOUSING
 CONSUMER INDUSTRIES








Calendar year total returns                            1991      1992      1993      1994      1995     199 6

CONSUMER INDUSTRIES                                   38.53      8.56%     24.67     -7.07     28.30    13.15
                                                      %                    %         %         %        %

S&P 500                                               30.47      7.62%     10.08     1.32%     37.58     22.96
                                                      %                    %                   %         %

Consumer Price Index                                   3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 38.53
Row: 7, Col: 1, Value: 8.56
Row: 8, Col: 1, Value: 24.67
Row: 9, Col: 1, Value: -7.07
Row: 10, Col: 1, Value: 28.3
Row: 11, Col: 1, Value: 13.15
(LARGE SOLID BOX) CONSUMER INDUSTRIES
 DEFENSE AND AEROSPACE








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

DEFENSE AND AEROSPACE  -23.2     4.32%     8.81%     -4.58    26.93     0.00%     28.86     1.76%     47.36     25.03
                       0%                            %        %                   %                   %         %

S&P 500                5.10%     16.61     31.69     -3.10    30.47     7.62%     10.08     1.32%     37.58     22.96
                                 %         %         %        %                   %                   %        %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -23.2
Row: 3, Col: 1, Value: 4.319999999999999
Row: 4, Col: 1, Value: 8.81
Row: 5, Col: 1, Value: -4.58
Row: 6, Col: 1, Value: 26.93
Row: 7, Col: 1, Value: 0.0
Row: 8, Col: 1, Value: 28.86
Row: 9, Col: 1, Value: 1.76
Row: 10, Col: 1, Value: 47.36
Row: 11, Col: 1, Value: 25.03
(LARGE SOLID BOX) DEFENSE AND AEROSPACE
 DEVELOPING COMMUNICATIONS








Calendar year total returns                           1991     199 2     199 3     199 4     199 5     199 6

DEVELOPING COMMUNICATIONS                             61.39    17.21     31.77     15.14     17.37     14.55
                                                      %        %         %         %         %         %

S&P 500                                               30.47    7.62%     10.08     1.32%     37.58     22.96
                                                      %                  %                   %         %

Consumer Price Index                                  3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: 61.39
Row: 7, Col: 1, Value: 17.21
Row: 8, Col: 1, Value: 31.77
Row: 9, Col: 1, Value: 15.14
Row: 10, Col: 1, Value: 17.37
Row: 11, Col: 1, Value: 14.55
(LARGE SOLID BOX) DEVELOPING COMMUNICATIONS
 ELECTRONICS








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

ELECTRONICS            -13.48    -8.47     15.67     5.81%    35.29     27.44     32.08     17.17     68.97     41.72
                       %         %         %                  %         %         %         %         %         %

S&P 500                5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                 %         %         %         %                   %                   %         %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -13.48
Row: 3, Col: 1, Value: -8.470000000000001
Row: 4, Col: 1, Value: 15.67
Row: 5, Col: 1, Value: 5.81
Row: 6, Col: 1, Value: 35.29000000000001
Row: 7, Col: 1, Value: 27.44
Row: 8, Col: 1, Value: 32.08
Row: 9, Col: 1, Value: 17.17
Row: 10, Col: 1, Value: 68.97
Row: 11, Col: 1, Value: 41.72000000000001
(LARGE SOLID BOX) ELECTRONICS
 ENERGY








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

ENERGY                 -1.80     15.94     42.83     -4.49    0.04%     -2.39     19.15     0.41%     21.38     32.47
                       %         %         %         %                  %         %                   %         %

S&P 500                5.10%     16.61     31.69     -3.10    30.47     7.62%     10.08     1.32%     37.58     22.96
                                %          %         %        %                   %                   %         %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -1.8
Row: 3, Col: 1, Value: 15.94
Row: 4, Col: 1, Value: 42.83
Row: 5, Col: 1, Value: -4.49
Row: 6, Col: 1, Value: 0.04
Row: 7, Col: 1, Value: -2.39
Row: 8, Col: 1, Value: 19.15
Row: 9, Col: 1, Value: 0.41
Row: 10, Col: 1, Value: 21.38
Row: 11, Col: 1, Value: 32.47
(LARGE SOLID BOX) ENERGY
 ENERGY SERVICE








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

ENERGY SERVICE         -11.8     -0.40     59.44     1.75%     -23.4    3.43%     20.96     0.57%     40.87     49.08
                       0%        %         %                   8%                 %                   %         %

S&P 500                5.10%     16.61     31.69     -3.10     30.47     7.62%    10.08     1.32%     37.58     22.96
                                 %         %         %         %                 %                    %        %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 11.8
Row: 3, Col: 1, Value: -0.4
Row: 4, Col: 1, Value: 59.44
Row: 5, Col: 1, Value: 1.75
Row: 6, Col: 1, Value: -23.48
Row: 7, Col: 1, Value: 3.43
Row: 8, Col: 1, Value: 20.96
Row: 9, Col: 1, Value: 0.5700000000000001
Row: 10, Col: 1, Value: 40.87
Row: 11, Col: 1, Value: 49.08
(LARGE SOLID BOX) ENERGY SERVICE

 ENVIRONMENTAL SERVICES








Calendar year total returns                          1990     199 1     199 2     199 3     199 4     199 5     199 6

ENVIRONMENTAL SERVICES                                -2.48   7.66%     -1.37     -0.62      -9.55    26.13     15.61
                                                     %                  %        %          %         %         %

S&P 500                                               -3.10   30.47     7.62%     10.08      1.32%    37.58     22.96
                                                     %        %                   %                   %         %

 Consumer Price Index                                 6.11%   3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: -2.48
Row: 6, Col: 1, Value: 7.659999999999999
Row: 7, Col: 1, Value: -1.37
Row: 8, Col: 1, Value: -0.6200000000000001
Row: 9, Col: 1, Value: -9.550000000000001
Row: 10, Col: 1, Value: 26.13
Row: 11, Col: 1, Value: 15.61
(LARGE SOLID BOX) ENVIRONMENTAL SERVICES
 FINANCIAL SERVICES








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

FINANCIAL SERVICES    -16.5      12.01     19.34      -24.3    61.63    42.82     17.55     -3.65     47.34     32.12
                      4%         %         %          3%       %        %         %         %         %         %

S&P 500               5.10%      16.61      31.69     -3.10    30.47     7.62%     10.08     1.32%     37.58    22.96
                                 %          %         %        %                   %                   %        %

 Consumer Price Index 4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -16.54
Row: 3, Col: 1, Value: 12.01
Row: 4, Col: 1, Value: 19.34
Row: 5, Col: 1, Value: -24.33
Row: 6, Col: 1, Value: 61.63
Row: 7, Col: 1, Value: 42.82
Row: 8, Col: 1, Value: 17.55
Row: 9, Col: 1, Value: -3.65
Row: 10, Col: 1, Value: 47.34
Row: 11, Col: 1, Value: 32.12
(LARGE SOLID BOX) FINANCIAL SERVICES
 FOOD AND AGRICULTURE








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

FOOD AND AGRICULTURE   7.51%     26.77     38.87     9.33%    34.09     6.03%     8.82%     6.09%     36.64     13.35
                                 %         %                  %                                       %         %

S&P 500                5.10%     16.61     31.69     -3.10    30.47     7.62%     10.08      1.32%    37.58     22.96
                                 %         %         %        %                   %                   %         %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 7.561
Row: 3, Col: 1, Value: 26.77
Row: 4, Col: 1, Value: 38.87
Row: 5, Col: 1, Value: 9.33
Row: 6, Col: 1, Value: 34.09
Row: 7, Col: 1, Value: 6.03
Row: 8, Col: 1, Value: 8.82
Row: 9, Col: 1, Value: 6.09
Row: 10, Col: 1, Value: 36.64
Row: 11, Col: 1, Value: 13.35
(LARGE SOLID BOX) FOOD AND AGRICULTURE
 HEALTH CARE








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

HEALTH CARE            -0.64     8.83%     42.49     24.32    83.69     -17.4     2.42%     21.46     45.86     15.46
                      %                    %         %        %        3%                   %        %          %

S&P 500               5.10%      16.61     31.69     -3.10     30.47    7.62%     10.08     1.32%     37.58     22.96
                                 %         %         %         %                  %                   %         %

 Consumer Price Index 4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -0.6400000000000001
Row: 3, Col: 1, Value: 8.83
Row: 4, Col: 1, Value: 42.49
Row: 5, Col: 1, Value: 24.32
Row: 6, Col: 1, Value: 83.69
Row: 7, Col: 1, Value: -17.43
Row: 8, Col: 1, Value: 2.42
Row: 9, Col: 1, Value: 21.46
Row: 10, Col: 1, Value: 45.86
Row: 11, Col: 1, Value: 15.46
(LARGE SOLID BOX) HEALTH CARE
 HOME FINANCE








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

HOME FINANCE           -7.95     18.50     9.33%     -15.0    64.61     57.85     27.29     2.68%     53.49     36.88
                       %         %                   8%       %         %         %                   %         %

S&P 500                5.10%     16.61     31.69     -3.10     30.47     7.62%    10.08     1.32%     37.58     22.96
                                %          %         %         %                  %                   %         %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -7.95
Row: 3, Col: 1, Value: 18.5
Row: 4, Col: 1, Value: 9.33
Row: 5, Col: 1, Value: -15.08
Row: 6, Col: 1, Value: 64.61
Row: 7, Col: 1, Value: 57.84999999999999
Row: 8, Col: 1, Value: 27.29
Row: 9, Col: 1, Value: 2.68
Row: 10, Col: 1, Value: 53.49
Row: 11, Col: 1, Value: 36.88
(LARGE SOLID BOX) HOME FINANCE
 INDUSTRIAL EQUIPMENT








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

INDUSTRIAL EQUIPMENT    -9.25    4.89 %    17.95     -15.5    26.84     11.34     43.33     3.13 %    27.81     26.71
                        %                  %        1 %       %         %         %                  %         %

S&P 500                5.10 %    16.61     31.69    -3.10     30.47     7.62 %    10.08     1.32 %    37.58     22.96
                                 %         %         %         %                  %                   %         %

 Consumer Price Index 4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -9.25
Row: 3, Col: 1, Value: 4.89
Row: 4, Col: 1, Value: 17.95
Row: 5, Col: 1, Value: -15.51
Row: 6, Col: 1, Value: 26.84
Row: 7, Col: 1, Value: 11.34
Row: 8, Col: 1, Value: 43.33
Row: 9, Col: 1, Value: 3.13
Row: 10, Col: 1, Value: 27.81
Row: 11, Col: 1, Value: 26.71
(LARGE SOLID BOX) INDUSTRIAL EQUIPMENT
 INDUSTRIAL MATERIALS








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

INDUSTRIAL MATERIALS   15.65     10.84     4.45 %    -17.1     35.81    12.37     21.38     8.19 %    15.39     14.01
                       %         %                   7 %       %         %        %                   %         %

S&P 500                5.10 %    16.61     31.69     -3.10     30.47     7.62 %   10.08     1.32 %    37.58      22.96
                                 %         %         %         %                  %                  %         %

 Consumer Price Index  4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 15.65
Row: 3, Col: 1, Value: 10.84
Row: 4, Col: 1, Value: 4.45
Row: 5, Col: 1, Value: -17.17
Row: 6, Col: 1, Value: 35.81
Row: 7, Col: 1, Value: 12.37
Row: 8, Col: 1, Value: 21.38
Row: 9, Col: 1, Value: 8.19
Row: 10, Col: 1, Value: 15.39
Row: 11, Col: 1, Value: 14.01
(LARGE SOLID BOX) INDUSTRIAL MATERIALS
 INSURANCE








Calendar year total
returns                1987      1988      1989      1990     199 1     199 2     199 3     199 4     199 5     199 6

INSURANCE             -12.1      17.40     37.83     -9.81    36.68     22.50     8.18 %    -0.35     34.81     23.71
                      6 %        %         %         %         %         %                  %         %         %

S&P 500               5.10 %    16.61     31.69      -3.10     30.47     7.62 %    10.08    1.32 %    37.58     22.96
                                %         %         %         %                    %                  %         %

 Consumer Price Index 4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -12.16
Row: 3, Col: 1, Value: 17.4
Row: 4, Col: 1, Value: 37.83
Row: 5, Col: 1, Value: 9.81
Row: 6, Col: 1, Value: 36.68
Row: 7, Col: 1, Value: 22.5
Row: 8, Col: 1, Value: 8.18
Row: 9, Col: 1, Value: -0.35
Row: 10, Col: 1, Value: 34.81
Row: 11, Col: 1, Value: 23.71
(LARGE SOLID BOX) INSURANCE
 LEISURE








Calendar year total returns
1987         1988         1989         1990         1991         1992            1993           1994          1995           1996

LEISURE
5.70 %      26.01        31.21        -22.2        32.94          16.23          39.55          -6.84          26.96          13.41
            %            %            9 %          %              %              %              %              %              %

S&P 500
 5.10 %    16.61        31.69          -3.10       30.47          7.62 %          10.08        1.32 %          37.58          22.96
           %             %             %            %                             %                            %              %

 Consumer Price Index
4.43%     4.42%         4.65%          6.11%        3.06%         2.90%           2.75%        2.67%            2.54%         3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 5.7
Row: 3, Col: 1, Value: 26.01
Row: 4, Col: 1, Value: 31.21
Row: 5, Col: 1, Value: -22.29
Row: 6, Col: 1, Value: 32.94
Row: 7, Col: 1, Value: 16.23
Row: 8, Col: 1, Value: 39.55
Row: 9, Col: 1, Value: -6.84
Row: 10, Col: 1, Value: 26.96
Row: 11, Col: 1, Value: 13.41
(LARGE SOLID BOX) LEISURE
 MEDICAL DELIVERY








 Calendar year total
returns                    1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 MEDICAL DELIVERY         -12.0     15.78     58.02     16.26     77.83     -13.1     5.52%     19.84     32.18     11.00
                          8%        %         %         %         %         9%                  %         %         %

 S&P 500                  5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                    %         %         %         %                   %                   %         %

 Consumer Price Index     4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -12.08
Row: 3, Col: 1, Value: 15.78
Row: 4, Col: 1, Value: 58.02
Row: 5, Col: 1, Value: 16.26
Row: 6, Col: 1, Value: 77.83
Row: 7, Col: 1, Value: -13.19
Row: 8, Col: 1, Value: 5.52
Row: 9, Col: 1, Value: 19.84
Row: 10, Col: 1, Value: 32.18
Row: 11, Col: 1, Value: 11.0
(LARGE SOLID BOX) MEDICAL DELIVERY
 MULTIMEDIA








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 MULTIMEDIA                 19.93     26.85     32.54     -26.2     37.85     21.50     38.02     4.00%     33.67     1.07%
                            %         %         %         1%        %         %         %                  %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                   %         %

 Consumer Price Index      4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 19.93
Row: 3, Col: 1, Value: 26.85
Row: 4, Col: 1, Value: 32.54
Row: 5, Col: 1, Value: -26.21
Row: 6, Col: 1, Value: 37.84999999999999
Row: 7, Col: 1, Value: 21.5
Row: 8, Col: 1, Value: 38.02
Row: 9, Col: 1, Value: 4.0
Row: 10, Col: 1, Value: 33.67
Row: 11, Col: 1, Value: 1.07
(LARGE SOLID BOX) MULTIMEDIA
 NATURAL GAS








 Calendar year total returns                                        1994      1995      1996

 NATURAL GAS                                                        -6.84     30.38     34.32
                                                                    %         %         %

 S&P 500                                                            1.32%     37.58     22.96
                                                                              %         %

 Consumer Price Index                                               2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: nil
Row: 3, Col: 1, Value: nil
Row: 4, Col: 1, Value: nil
Row: 5, Col: 1, Value: nil
Row: 6, Col: 1, Value: nil
Row: 7, Col: 1, Value: nil
Row: 8, Col: 1, Value: nil
Row: 9, Col: 1, Value: -6.84
Row: 10, Col: 1, Value: 30.38
Row: 11, Col: 1, Value: 34.32
(LARGE SOLID BOX) NATURAL GAS
 PAPER AND FOREST PRODUCTS








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 PAPER AND FOREST PRODUCTS  3.94%     6.77%     4.08%     -15.1     34.77     12.05     18.55     14.14     21.91     7.07%
                                                          1%        %         %         %         %         %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                     %         %         %         %                    %                   %         %

 Consumer Price Index      4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 3.94
Row: 3, Col: 1, Value: 6.77
Row: 4, Col: 1, Value: 4.08
Row: 5, Col: 1, Value: -15.11
Row: 6, Col: 1, Value: 34.77
Row: 7, Col: 1, Value: 12.05
Row: 8, Col: 1, Value: 18.55
Row: 9, Col: 1, Value: 14.14
Row: 10, Col: 1, Value: 21.91
Row: 11, Col: 1, Value: 7.07
(LARGE SOLID BOX) PAPER AND FOREST PRODUCTS
 PRECIOUS METALS AND MINERALS








 Calendar year total
returns                    1987      1988      1989      1990      1991      1992      1993       1994      1995      1996

 PRECIOUS METALS AND
MINERALS                   37.51     -23.8     32.16     -21.0     1.54%     -21.8     111.62     -1.14     -3.34     5.42%
                           %         6%        %         7%                  7%        %          %         %


 S&P 500                   5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08      1.32%     37.58     22.96
                                     %         %         %         %                   %                    %         %

 Consumer Price Index     4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%      2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 37.51
Row: 3, Col: 1, Value: -23.86
Row: 4, Col: 1, Value: 32.16
Row: 5, Col: 1, Value: -21.07
Row: 6, Col: 1, Value: 1.54
Row: 7, Col: 1, Value: -21.87
Row: 8, Col: 1, Value: 111.62
Row: 9, Col: 1, Value: -1.14
Row: 10, Col: 1, Value: -3.34
Row: 11, Col: 1, Value: 5.42
(LARGE SOLID BOX) PRECIOUS METALS AND MINERALS
 REGIONAL BANKS








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 REGIONAL BANKS             -3.05     25.71     26.65     -20.6     65.79     48.52     11.17     0.22%     46.77     35.89
                            %         %         %         7%        %         %         %                   %         %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                   %         %

 Consumer Price Index       4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -3.05
Row: 3, Col: 1, Value: 25.71
Row: 4, Col: 1, Value: 26.65
Row: 5, Col: 1, Value: -20.67
Row: 6, Col: 1, Value: 65.79000000000001
Row: 7, Col: 1, Value: 48.52
Row: 8, Col: 1, Value: 11.17
Row: 9, Col: 1, Value: 0.22
Row: 10, Col: 1, Value: 46.77
Row: 11, Col: 1, Value: 35.89
(LARGE SOLID BOX) REGIONAL BANKS
 RETAILING








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 RETAILING                  -7.36     38.71     29.53     -5.03     68.13     22.08     13.03     -5.01     11.98     20.86
                            %         %         %         %         %         %         %         %         %         %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                   %         %

 Consumer Price Index       4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -7.359999999999999
Row: 3, Col: 1, Value: 38.71
Row: 4, Col: 1, Value: 29.53
Row: 5, Col: 1, Value: -5.03
Row: 6, Col: 1, Value: 68.13
Row: 7, Col: 1, Value: 22.08
Row: 8, Col: 1, Value: 13.03
Row: 9, Col: 1, Value: -5.01
Row: 10, Col: 1, Value: 11.98
Row: 11, Col: 1, Value: 20.86
(LARGE SOLID BOX) RETAILING
 SOFTWARE AND COMPUTER SERVICES








 Calendar year total
returns                    1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 SOFTWARE AND COMPUTER
SERVICES                   9.44%     9.05%     12.05     0.86%     45.84     35.54     32.73     0.39%     46.26     21.77
                                               %                   %         %         %                   %         %

 S&P 500                   5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                     %         %         %         %                   %                  %         %

 Consumer Price Index      4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 9.44
Row: 3, Col: 1, Value: 9.050000000000001
Row: 4, Col: 1, Value: 12.05
Row: 5, Col: 1, Value: 0.8600000000000001
Row: 6, Col: 1, Value: 45.84
Row: 7, Col: 1, Value: 35.54
Row: 8, Col: 1, Value: 32.73
Row: 9, Col: 1, Value: 0.39
Row: 10, Col: 1, Value: 46.26000000000001
Row: 11, Col: 1, Value: 21.77
(LARGE SOLID BOX) SOFTWARE AND COMPUTER
SERVICES
 TECHNOLOGY








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 TECHNOLOGY                 -11.7     -2.70     16.99     10.50     58.97     8.72%     28.65     11.13     43.81     15.82
                            8%        %         %         %         %                   %         %         %         %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                   %         %

 Consumer Price Index       4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -11.78
Row: 3, Col: 1, Value: -2.7
Row: 4, Col: 1, Value: 16.99
Row: 5, Col: 1, Value: 10.5
Row: 6, Col: 1, Value: 58.97
Row: 7, Col: 1, Value: 8.719999999999999
Row: 8, Col: 1, Value: 28.65
Row: 9, Col: 1, Value: 11.13
Row: 10, Col: 1, Value: 43.81
Row: 11, Col: 1, Value: 15.82
(LARGE SOLID BOX) TECHNOLOGY
 TELECOMMUNICATIONS








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 TELECOMMUNICATIONS         15.21     27.76     50.88     -16.4     30.85     15.32     29.72     4.32%     29.66     5.40%
                            %         %         %         0%        %         %         %                   %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                   %         %

 Consumer Price Index       4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: 15.21
Row: 3, Col: 1, Value: 27.76
Row: 4, Col: 1, Value: 50.88
Row: 5, Col: 1, Value: -16.4
Row: 6, Col: 1, Value: 30.85
Row: 7, Col: 1, Value: 15.32
Row: 8, Col: 1, Value: 29.72
Row: 9, Col: 1, Value: 4.319999999999999
Row: 10, Col: 1, Value: 29.66
Row: 11, Col: 1, Value: 5.4
(LARGE SOLID BOX) TELECOMMUNICATIONS
 TRANSPORTATION








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 TRANSPORTATION             -17.4     38.45     28.49     -21.5     54.14     23.79     29.32     3.87%     15.17     9.50%
                            8%        %         %         9%        %         %         %                   %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                   %         %

 Consumer Price Index       4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -17.48
Row: 3, Col: 1, Value: 38.45
Row: 4, Col: 1, Value: 28.49
Row: 5, Col: 1, Value: -21.59
Row: 6, Col: 1, Value: 54.14
Row: 7, Col: 1, Value: 23.79
Row: 8, Col: 1, Value: 29.32
Row: 9, Col: 1, Value: 3.87
Row: 10, Col: 1, Value: 15.17
Row: 11, Col: 1, Value: 9.5
(LARGE SOLID BOX) TRANSPORTATION
 UTILITIES GROWTH








 Calendar year total
returns                     1987      1988      1989      1990      1991      1992      1993      1994      1995      1996

 UTILITIES GROWTH           -9.26     16.46     39.02     0.55%     21.03     10.59     12.54     -7.41     34.39     11.37
                            %         %         %                   %         %         %         %         %         %

 S&P 500                    5.10%     16.61     31.69     -3.10     30.47     7.62%     10.08     1.32%     37.58     22.96
                                      %         %         %         %                   %                  %         %

 Consumer Price Index       4.43%     4.42%     4.65%     6.11%     3.06%     2.90%     2.75%     2.67%     2.54%     3.32%



Percentage (%)
Row: 1, Col: 1, Value: nil
Row: 2, Col: 1, Value: -9.26
Row: 3, Col: 1, Value: 16.46
Row: 4, Col: 1, Value: 39.02
Row: 5, Col: 1, Value: 0.55
Row: 6, Col: 1, Value: 21.03
Row: 7, Col: 1, Value: 10.59
Row: 8, Col: 1, Value: 12.54
Row: 9, Col: 1, Value: -7.41
Row: 10, Col: 1, Value: 34.39
Row: 11, Col: 1, Value: 11.37
(LARGE SOLID BOX) UTILITIES GROWTH


SELECT CYCLICAL INDUSTRIES PORTFOLIO
SELECT NATURAL RESOURCES PORTFOLIO
FUNDS OF FIDELITY SELECT PORTFOLIOS(registered trademark)
STATEMENT OF ADDITIONAL INFORMATION
SEPTEMBER 29, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated September 29, 1997). Only Cyclical Industries and Natural Resources are discussed in this SAI. The other 35 Select stock funds and the money market fund are discussed in the Fidelity Select Portfolios SAI dated April 29, 1997, which is a part hereof. Throughout this SAI, the Fidelity Select Portfolios SAI dated April 29, 1997, is referred to as the "Select SAI." Please retain this document for future reference. To obtain a free additional copy of the Prospectus, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Description of the Trust

Appendix

Financial Statements

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISERS
Fidelity Management & Research (U.K.) Inc. (FMR U.K.)
Fidelity Management & Research (Far East) Inc. (FMR Far East)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
Fidelity Service Company, Inc. (FSC)
INVESTMENT POLICIES AND LIMITATIONS
Refer to the "Investment Policies and Limitations" section beginning on page 2 of the Select SAI for more information about each fund's investment policies and limitations and a description about the types of securities in which each fund may invest.
PORTFOLIO TRANSACTIONS
Refer to the "Portfolio Transactions" section beginning on page 22 of the Select SAI for more information about how each fund's transactions in portfolio securities are effected.
VALUATION
Refer to the "Valuation" section beginning on page 28 of the Select SAI for information on how each fund's assets are valued.
PERFORMANCE
Refer to the "Performance" section beginning on page 29 of the Select SAI for more information on how performance measures for each fund are calculated and a description of benchmarks against which each fund may compare its performance.
Performance information will be available for Cyclical Industries and Natural Resources after the funds have been in operation for six months. The funds commenced operations on March 3, 1997.
ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Refer to the "Additional Purchase and Redemption Information" section beginning on page 51 of the Select SAI for information on share price calculations and sales charge waivers and reductions.
DISTRIBUTIONS AND TAXES
Refer to the "Distributions and Taxes" section beginning on page 53 of the Select SAI for information about distributions and how they are taxed.
FMR
Refer to the "FMR" section on page 55 of the Select SAI for detailed information about FMR, the investment adviser for each fund.
TRUSTEES AND OFFICERS
Refer to the "Trustees and Officers" section beginning on page 55 of the Select SAI for detailed information about each fund's Trustees and Officers.
As of August 31, 1997, approximately 26.7% of Cyclical Industries' and 15.2% of Natural Resources' total outstanding shares were held by an FMR affiliate. FMR Corp. is the ultimate parent company of this FMR affiliate. By virtue of his ownership interest in FMR Corp., as described in the "FMR" section on page 55 of the Select SAI, Mr. Edward C. Johnson 3d, President and Trustee of each fund, may be deemed to be a beneficial owner of these shares. As of the above date, with the exception of Mr. Johnson 3d's deemed ownership of Cyclical Industries' and Natural Resources' shares, the Trustees, Members of the Advisory Board, and officers of the Portfolios owned, in the aggregate, less than 1% of each Portfolio's total outstanding shares. As of August 31, 1997, the following owned of record 5% or more of a Portfolio's outstanding shares:
Cyclical Industries: National Financial Services Corporation, Boston,
MA (49.65%).
Natural Resources: National Financial Services Corporation, Boston, MA
(44.25%).
A shareholder owning of record or beneficially more that 25% of a Portfolio's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders.
MANAGEMENT CONTRACTS
Refer to the "Management Contracts" section beginning on page 61 of the Select SAI for information on each fund's management contract. CONTRACTS WITH FMR AFFILIATES
Refer to the "Contracts with FMR Affiliates" section beginning on page 69 of the Select SAI for information about the services that FMR affiliates provide to each fund and how the affiliates are compensated.
DESCRIPTION OF THE TRUST
Refer to the "Description of the Trust" section beginning on page 71 of the Select SAI for information about the trust's organization, shareholder and Trustee liability, voting rights of each fund's shareholders, and custodian and auditor information.
APPENDIX
Refer to the "Appendix" section beginning on page 73 of the Select SAI for a description of ratings applied to certain instruments in which the funds invest.
FINANCIAL STATEMENTS
NATURAL RESOURCES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 84.2%
 SHARES VALUE (NOTE 1)
1.CHEMICALS & PLASTICS - 3.7%
AGRICULTURAL CHEMICALS - 0.3%
Agrium, Inc.   2,300 $ 27,513
CHEMICALS - 2.1%
Monsanto Co.   2,300  101,056
Sasol Ltd.   2,500  33,298
Solutia, Inc. (a)   1,000  18,938
Witco Corp.   500  23,500
  176,792
UNSUPPORTED PLASTICS FILM & SHEET - 1.3%
W.R. Grace & Co.   1,500  103,219
TOTAL CHEMICALS & PLASTICS   307,524
ELECTRICAL EQUIPMENT - 0.9%
ELECTRICAL EQUIPMENT - WHOLESALE - 0.4%
Anixter International, Inc.   1,900  30,756
ELECTRICAL MACHINERY - 0.5%
Eaton Corp.   500  45,031
TOTAL ELECTRICAL EQUIPMENT   75,787
ELECTRONIC INSTRUMENTS - 0.5%
LAB ANALYTICAL INSTRUMENTS - 0.2%
Thermoquest Corp. (a)  700  11,725
MEASURING INSTRUMENTS - 0.3%
Thermo Electron Corp. (a)  700  28,175
TOTAL ELECTRONIC INSTRUMENTS   39,900
ENERGY SERVICES - 8.6%
DRILLING - 4.9%
Diamond Offshore Drilling, Inc.   2,000  109,250
Maverick Tube Corp. (a)   900  29,363
Noble Drilling Corp. (a)  4,400  125,125
Transocean Offshore, Inc.   1,500  142,594
  406,332
OIL & GAS SERVICES - 3.7%
Dresser Industries, Inc.   1,100  45,925
Halliburton Co.   2,100  100,275
Schlumberger Ltd.   900  68,569
Weatherford Enterra, Inc. (a)   1,900  87,519
  302,288
TOTAL ENERGY SERVICES   708,620
GAS - 0.1%
GAS TRANSMISSION & DISTRIBUTION - 0.1%
Consolidated Natural Gas Co.   200  11,813
HOLDING COMPANIES - 1.8%
HOLDING COMPANY OFFICES, NEC - 1.8%
Norfolk Southern Corp.   1,500  147,000
INDUSTRIAL MACHINERY & EQUIPMENT - 0.1%
SPECIAL INDUSTRIAL MACHINERY, NEC - 0.1%
Gasonics International Corp. (a)  300  5,325
IRON & STEEL - 0.4%
FABRICATED METAL PRODUCTS - 0.1%
Prudential Steel Ltd.   200  7,963
IRON & STEEL BLAST FURNACE, MILLS - 0.0%
Oregon Steel Mills, Inc.   200  5,388

 SHARES VALUE (NOTE 1)
IRON & STEEL FOUNDRIES - 0.3%
Dofasco Inc.   1,100 $ 22,432
TOTAL IRON & STEEL   35,783
LODGING & GAMING - 0.1%
HOTELS, MOTELS, & TOURIST COURTS - 0.1%
HFS, Inc. (a)   200  11,138
METALS & MINING - 5.2%
ALUMINUM, EXTRUDED PRODUCTS - 1.4%
Alumax, Inc. (a)   2,700  111,881
KAOLIN & BALL CLAY - 0.1%
English China Clay PLC  2,900  10,950
METAL MINING - 0.3%
Arizona Star Resource Corp. (a)   1,000  5,044
Pasminco Ltd.   2,400  4,327
Phelps Dodge Corp.   200  16,088
  25,459
METAL MINING SERVICES - 0.1%
Minefinders Corp. Ltd. (a)   2,500  6,305
METAL ORES - 1.0%
Comalco Ltd.   2,900  14,436
Pechiney SA Class A  1,612  69,501
  83,937
METALS & MINERALS - WHOLESALE - 0.1%
Elkem ASA  500  8,884
MISCELLANEOUS NONMETAL MINERALS - 0.1%
Camphor Ventures, Inc. (a)   3,500  6,280
MISCELLANEOUS METAL ORES, NEC - 0.0%
Helix Resources NL (a)  5,800  2,378
PRIME NONFERROUS SMELTING - 2.1%
Alcan Aluminium Ltd.   1,800  62,908
Aluminum Co. of America  1,000  82,250
Metaleurop SA (a)  2,000  26,947
  172,105
TOTAL METALS & MINING   428,179
OIL & GAS - 36.4%
CRUDE PETROLEUM & GAS - 10.5%
Anadarko Petroleum Corp.   900  66,094
British Borneo Petroleum  1,464  11,032
Burlington Resources, Inc.   400  20,250
Elf Aquitaine SA sponsored ADR  2,200  122,650
Enserch Exploration, Inc.   8,000  72,000
Newfield Exploration Co. (a)   700  17,981
Nuevo Energy Corp.   300  15,301
Occidental Petroleum Corp.   1,100  25,781
Ocean Energy, Inc. (a)   1,100  70,744
Petrobras PN (Pfd. Reg.)  320,000  77,974
Petsec Energy Ltd. sponsored ADR (a)  1,000  24,375
Rio Alto Exploration Ltd. (a)   2,100  19,521
Santa Fe Energy Resources, Inc.   2,100  23,231
Total SA sponsored ADR  5,300  251,088
Tullow Oil PLC (a)  5,100  8,017
United Meridian Corp. (a)   800  31,350
YPF Sociedad Anonima Class D  400  13,050
  870,439
OIL & GAS EXPLORATION - 12.7%
Abacan Resource Corp. (a)  8,700  23,925
Amerada Hess Corp.   1,000  58,125
Chevron Corp.   600  46,463
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
OIL & GAS - CONTINUED
OIL & GAS EXPLORATION - CONTINUED
Exxon Corp.   1,500 $ 91,781
Gulfstream Resources Canada Ltd.   1,100  9,314
Kerr-McGee Corp.   900  55,913
Mobil Corp.   2,200  160,050
Petro-Canada  4,600  79,553
Phillips Petroleum Co.   2,500  118,906
Texaco, Inc.   2,100  242,025
USX-Marathon Group   4,400  143,275
Woodside Petroleum Ltd.   2,200  17,555
  1,046,885
OIL FIELD EQUIPMENT - 0.5%
Cooper Cameron Corp. (a)   600  38,925
PETROLEUM REFINERS - 12.7%
British Petroleum PLC ADR  2,306  195,145
Coastal Corp. (The)  3,000  173,250
Eni Spa  5,400  29,828
Murphy Oil Corp.   900  48,597
Pennzoil Co.   1,300  100,344
Royal Dutch Petroleum Co.   2,400  121,800
Shell Transport & Trading Co. PLC ADR   2,100  85,444
Tosco Corp.   4,900  162,006
Ultramar Diamond Shamrock Corp.   100  3,250
Valero Energy Corp.   3,100  103,269
Wainoco Oil Corp. (a)  5,200  24,050
  1,046,983
TOTAL OIL & GAS   3,003,232
PACKAGING & CONTAINERS - 0.8%
GLASS CONTAINERS - 0.8%
Owens-Illinois, Inc. (a)   1,800  62,663
PAPER & FOREST PRODUCTS - 9.9%
CONVERTED PAPER & PAPERBOARD - 1.8%
American Pad & Paper Co. (a)  800  18,400
Boise Cascade Corp.   3,300  130,556
  148,956
ENVELOPES - 1.1%
Mail-Well, Inc. (a)  3,150  88,003
PAPER - 2.3%
Buckeye Cellulose Corp. (a)   1,200  47,250
Chesapeake Corp.   1,300  44,688
Mercer International, Inc. (SBI)  2,200  22,825
Stone Container Corp.   1,200  20,700
Willamette Industries, Inc.   700  55,825
  191,288
PAPER MILLS - 4.1%
Alliance Forest Products, Inc. (a)   2,600  61,545
Alliance Forest Products, Inc. (a)(c)  1,000  23,671
Bowater, Inc.   500  25,594
Fort James Corp.   5,400  226,800
  337,610

 SHARES VALUE (NOTE 1)
PAPERBOARD MILLS - 0.6%
Fiber Mark, Inc. (a)   700 $ 14,394
Jefferson Smurfit Corp. (a)   700  13,606
Mead Corp.   300  21,281
  49,281
TOTAL PAPER & FOREST PRODUCTS   815,138
PRECIOUS METALS - 12.0%
GOLD & SILVER ORES - 3.3%
Getchell Gold Corp. (a)  6,700  227,800
Industrias Penoles SA  9,500  42,472
  270,272
GOLD ORES - 8.1%
Barrick Gold Corp.   2,500  56,567
Breakwater Resources Ltd. (a)   8,800  40,901
Euro-Nevada Mining Ltd.   9,600  147,001
Franco-Nevada Mining Corp.   2,200  52,235
Indochina Goldfields Ltd. (a)   3,900  17,423
Placer Dome, Inc.   1,600  26,749
Francisco Gold Corp. (a)  3,000  45,938
Francisco Gold Corp. (a)(c)  700  10,719
Greenstone Resources Ltd. (a)  8,200  75,338
Kalahari Goldridge Mining Co. Ltd. (a)  4,500  1,726
Meridian Gold, Inc. (a)   14,000  62,547
Newmont Mining Corp.   2,015  85,260
Queenston Mining, Inc. (a)   20,000  16,574
Stillwater Mining Co. (a)   1,300  27,300
TVI Pacific, Inc. (a)   10,000  1,946
  668,224
SILVER ORES - 0.6%
Compania de Minas Buenaventura SA
 Class B sponsored ADR  2,000  37,000
Pan American Silver Corp. (a)   1,500  9,728
  46,728
TOTAL PRECIOUS METALS   985,224
RAILROADS - 2.3%
CSX Corp.   1,800  102,958
Wisconsin Central Transportation Corp. (a)  2,700  83,700
  186,658
RETAIL & WHOLESALE, MISCELLANEOUS - 0.3%
STATIONERY & OFFICE SUPPLIES - WHOLESALE - 0.3%
Boise Cascade Office Products Corp. (a)  1,000  21,063
TOBACCO - 0.2%
CIGARETTES - 0.2%
Schweitzer-Mauduit International, Inc.   500  20,000
TRUCKING & FREIGHT - 0.9%
AIR COURIER SERVICES - 0.9%
Airborne Freight Corp.   800  39,400
CNF Transportation, Inc.   1,000  36,125
  75,525
TOTAL COMMON STOCKS
 (Cost $6,530,985)   6,940,572
CASH EQUIVALENTS - 15.8%
 SHARES VALUE (NOTE 1)
Taxable Central Cash Fund (b)
 (Cost $1,306,274)  1,306,274 $ 1,306,274
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $7,837,259)  $ 8,246,846
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage.
3. Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $34,390 or 0.5% of net assets.
OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $9,333,009 and $3,027,394, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The com-missions paid to these affiliated firms were $609 for the period (see Note 4 of Notes to Financial Statements).
Distribution of investments by country of issue, as a percentage of total value of investment in securities, is as follows:
United States   73.9%
Canada   11.4
France   5.7
United Kingdom   3.7
Netherlands   1.5
Others (individually less than 1%)   3.8
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $7,837,259. Net unrealized appreciation aggregated $409,587, of which $626,225 related to appreciated investment securities and $216,638 related to depreciated investment securities.
NATURAL RESOURCES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES


 AUGUST 31, 1997 (UNAUDITED)


ASSETS


Investment in securities, at value                                                                                   $
8,246,846
(cost $7,837,259) - See accompanying schedule


Receivable for investments sold                                                                                       95,903


Receivable for fund shares sold
195,852

Dividends receivable                                                                                                  11,105


Interest receivable                                                                                                   3,735


Redemption fees receivable                                                                                            23


Prepaid expenses                                                                                                      9,213


Receivable from investment adviser for expense reductions                                                             6,865


 TOTAL ASSETS
8,569,542

LIABILITIES


Payable for investments purchased                                                                      $ 1,032,359


Payable for fund shares redeemed                                                                        57,112


Other payables and                                                                                      28,181

accrued expenses


 TOTAL LIABILITIES
1,117,652

NET ASSETS                                                                                                           $
7,451,890

Net Assets consist of:


Paid in capital                                                                                                      $
6,829,616

Accumulated net investment (loss)
(12,646)

Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions
225,350

Net unrealized appreciation (depreciation) on investments
409,570
and assets and liabilities in

foreign currencies


NET ASSETS, for 658,391                                                                                              $
7,451,890
shares outstanding


NET ASSET VALUE and redemption price per share ($7,451,890 (divided by) 658,391 shares)                               $11.32


Maximum offering price per share (100/97.00 of $11.32)                                                                $11.67



STATEMENT OF OPERATIONS

 MARCH 3, 1997 (COMMENCEMENT OF OPERATIONS) TO
 AUGUST 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                              $ 31,506
Dividends

Interest                                                                        13,929

 TOTAL INCOME                                                                   45,435

EXPENSES

Management fee                                                     $ 13,729

Transfer agent fees                                                 18,419

Accounting fees and expenses                                        29,752

Non-interested trustees' compensation                               3

Custodian fees and expenses                                         19,551

Registration fees                                                   30,376

Audit                                                               9,000

Legal                                                               3

 Total expenses before reductions                                   120,833

 Expense reductions                                                 (62,752)    58,081

NET INVESTMENT INCOME (LOSS)                                                    (12,646)

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) on:

 Investment securities                                              225,370

 Foreign currency transactions                                      (20)        225,350

Change in net unrealized appreciation (depreciation) on:

 Investment securities                                              409,587

 Assets and liabilities in                                          (17)        409,570
 foreign currencies

NET GAIN (LOSS)                                                                 634,920

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                $ 622,274

OTHER INFORMATION                                                              $ 45,735
Sales charges paid to FDC

 Exchange fees withheld by FSC                                                 $ 2,048

 Expense reductions                                                            $ 23
  Custodian credits

  FMR reimbursement                                                             62,729

                                                                               $ 62,752


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   MARCH 3, 1997
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    AUGUST 31, 1997
                                    (UNAUDITED)


Operations                                                                  $ (12,646)
Net investment income (loss)

 Net realized gain (loss)                                                    225,350

 Change in net unrealized appreciation (depreciation)                        409,570

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             622,274

Share transactions                                                           10,989,894
Net proceeds from sales of shares

 Cost of shares redeemed                                                     (4,173,285)

 Redemption fees                                                             13,007

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS     6,829,616

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    7,451,890

NET ASSETS

 Beginning of period                                                         -

 End of period (including accumulated net investment loss of $12,646)       $ 7,451,890

OTHER INFORMATION
Shares

 Sold                                                                        1,056,014

 Redeemed                                                                    (397,623)

 Net increase (decrease)                                                     658,391



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          MARCH 3, 1997
                          (COMMENCEMENT
                          OF OPERATIONS) TO
                          AUGUST 31, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)




Net asset value, beginning of period                              $ 10.00

Income from Investment Operations

 Net investment income (loss) D                                   (.03)

 Net realized and unrealized gain (loss)                          1.32

 Total from investment operations                                 1.29



Redemption fees added to paid in capital                          .03

Net asset value, end of period                                    $ 11.32

TOTAL RETURN B, C                                                 13.20%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                           $ 7,452

Ratio of expenses to average net assets                           2.50% A,
                                                                  E

Ratio of net investment income (loss) to average net assets       (.54)% A

Portfolio turnover rate                                           148% A

Average commission rate F                                         $ .0222

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


CYCLICAL INDUSTRIES PORTFOLIO
INVESTMENTS AUGUST 31, 1997 (UNAUDITED)

SHOWING PERCENTAGE OF TOTAL VALUE OF INVESTMENT IN SECURITIES


COMMON STOCKS - 96.9%
 SHARES VALUE (NOTE 1)
AEROSPACE & DEFENSE - 5.8%
AIRCRAFT - 1.6%
Boeing Co.   540 $ 29,396
Lockheed Martin Corp.   400  41,475
  70,871
AIRCRAFT & PARTS - 1.7%
Rohr Industries, Inc. (a)   400  10,825
Sundstrand Corp.   900  53,100
Textron, Inc.   200  12,463
  76,388
AIRCRAFT ENGINES & PARTS - 2.2%
AlliedSignal, Inc.   600  49,521
United Technologies Corp.   600  46,838
  96,359
MISSILES & SPACE VEHICLES - 0.3%
Thiokol Corp.   200  15,925
TOTAL AEROSPACE & DEFENSE   259,543
AIR TRANSPORTATION - 2.6%
AIR TRANSPORT, MAJOR NATIONAL - 2.6%
AMR Corp. (a)  700  70,525
America West Holding Corp. Class B (a)  1,100  13,269
Continental Airlines, Inc. Class B (a)  700  25,638
Ryanair Holdings PLC sponsored ADR  300  8,250
   117,682
AUTOS, TIRES, & ACCESSORIES - 1.3%
MOTOR VEHICLES & CAR BODIES - 1.3%
Chrysler Corp.   1,100  38,638
Lear Corp. (a)  400  18,325
   56,963
BUILDING MATERIALS - 1.8%
AIRCONDITIONING EQUIPMENT - 0.8%
American Standard Companies, Inc. (a)  600  28,200
York International Corp.   200  8,975
  37,175
PAINT & VARNISH - 0.6%
Lilly Industrial Coatings, Inc. Class A  1,100  24,338
PLUMBING SUPPLIES - WHOLESALE - 0.4%
Masco Corp.   400  17,775
TOTAL BUILDING MATERIALS   79,288
CHEMICALS & PLASTICS - 10.8%
ADHESIVES & SEALANTS - 1.1%
Ferro Corp.   700  26,338
Nalco Chemical Co.   600  24,000
  50,338
AGRICULTURAL CHEMICALS - 0.3%
OM Group, Inc.   400  14,650
CHEMICALS - 5.4%
Cytec Industries, Inc. (a)   1,300  63,456
du Pont (E.I.) de Nemours & Co.   1,600  99,700
Monsanto Co.   1,200  52,725
NL Industries, Inc.   1,300  17,225
Witco Corp.   200  9,400
  242,506
CHEMICALS, GENERAL - 0.3%
Wynn's International, Inc.   400  11,550

 SHARES VALUE (NOTE 1)
INDUSTRIAL GASES - 1.5%
Air Products & Chemicals, Inc.   400 $ 32,625
Praxair, Inc.   600  32,063
  64,688
PLASTICS & SYNTHETIC RESINS - 0.3%
Spartech Corp.   800  12,700
UNSUPPORTED PLASTICS FILM & SHEET - 1.9%
Sealed Air Corp. (a)  200  10,375
W.R. Grace & Co.   1,100  75,694
  86,069
TOTAL CHEMICALS & PLASTICS   482,501
COMMUNICATIONS EQUIPMENT - 0.4%
TELEPHONE EQUIPMENT - 0.4%
Perceptron, Inc. (a)  600  15,750
COMPUTERS & OFFICE EQUIPMENT - 0.3%
OFFICE AUTOMATION - 0.3%
Pitney Bowes, Inc.   200  15,275
CONSTRUCTION - 0.7%
CONSTRUCTION - 0.1%
Fluor Corp.   100  5,613
GENERAL BUILDING - 0.3%
D.R. Horton, Inc.   800  12,600
OPERATIVE BUILDERS - 0.3%
Kaufman & Broad Home Corp.   700  14,000
TOTAL CONSTRUCTION   32,213
CONSUMER DURABLES - 2.6%
CUTLERY, HAND TOOLS, HARDWARE - 0.2%
Stanley Works  200  8,513
MANUFACTURING INDUSTRIES, NEC - 2.4%
Minnesota Mining & Manufacturing Co.   1,200  107,850
TOTAL CONSUMER DURABLES   116,363
CONSUMER ELECTRONICS - 0.6%
APPLIANCES - 0.6%
Maytag Co.   700  19,206
Whirlpool Corp.   100  5,725
   24,931
DEFENSE ELECTRONICS - 2.2%
Litton Industries, Inc. (a)  300  14,963
Northrop Grumman Corp.   500  58,531
Raytheon Co.   400  22,000
  95,494
ELECTRIC UTILITY - 0.3%
COGENERATION-SMALL POWER PRODUCER - 0.3%
Ogden Corp.   600  13,913
ELECTRICAL EQUIPMENT - 12.3%
ELECTRICAL MACHINERY - 11.1%
Eaton Corp.   500  45,031
Emerson Electric Co.   1,600  87,500
General Electric Co.   4,000  250,000
Westinghouse Electric Corp.   4,400  113,300
  495,831
TV & RADIO COMMUNICATION EQUIPMENT - 1.2%
Gilat Satellite Networks Ltd. (a)  1,600  52,000
TOTAL ELECTRICAL EQUIPMENT   547,831
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
ENGINEERING - 0.3%
ARCHITECTS & ENGINEERS - 0.3%
EG & G, Inc.   600 $ 12,750
HOLDING COMPANIES - 1.3%
HOLDING COMPANY OFFICES, NEC - 1.3%
Norfolk Southern Corp.   600  58,800
INDUSTRIAL MACHINERY & EQUIPMENT - 6.3%
CONSTRUCTION EQUIPMENT - 1.6%
Caterpillar, Inc.   1,200  69,675
FARM MACHINERY & EQUIPMENT - 1.5%
Case Corp.   1,000  67,063
GENERAL INDUSTRIAL MACHINERY - 1.9%
Illinois Tool Works, Inc.   600  29,025
Ingersoll-Rand Co.   700  42,088
Tyco International Ltd.   200  15,688
  86,801
MACHINERY - WHOLESALE - 0.3%
Aviall, Inc. (a)  700  11,463
METAL WORKING MACHINERY - 1.0%
SPX Corp.   800  46,500
TOTAL INDUSTRIAL MACHINERY & EQUIPMENT   281,502
IRON & STEEL - 9.1%
BLAST FURNACES - 1.3%
AK Steel Holding Corp.   200  9,050
Steel Dynamics, Inc.   1,900  47,975
  57,025
FABRICATED METAL PRODUCTS - 0.7%
Aeroquip Vickers, Inc.   200  11,175
SPS Technologies, Inc. (a)  200  17,175
  28,350
IRON & STEEL BLAST FURNACES, MILLS - 4.6%
Inland Steel Industries, Inc.   2,000  42,125
Nucor Corp.   1,000  56,688
Quanex Corp.   2,900  105,306
  204,119
IRON & STEEL FOUNDRIES - 2.4%
Dofasco Inc.   4,700  95,846
Precision Castparts Corp.   200  12,925
  108,771
METAL FORGINGS & STAMPINGS - 0.1%
TriMas Corp.   200  5,725
TOTAL IRON & STEEL   403,990
METALS & MINING - 9.3%
ALUMINUM, EXTRUDED PRODUCTS - 1.3%
Alumax, Inc. (a)   1,400  58,013
METAL MINING - 1.1%
Phelps Dodge Corp.   600  48,263
METALS SERVICE CENTERS - WHOLESALE - 0.3%
Ryerson Tull, Inc. Class A (a)  700  11,419
NON-METALLIC MINERAL MINING - 0.3%
Martin Marietta Materials, Inc.   400  13,975
NONFERROUS ROLLING & DRAWING - 2.6%
Essex International, Inc.   1,400  53,813
Special Metals Corp.   600  10,575
Superior Telecom, Inc. (a)  1,400  52,938
  117,326

 SHARES VALUE (NOTE 1)
PRIME NONFERROUS SMELTING - 3.4%
Alcan Aluminium Ltd.   1,100 $ 38,444
Aluminum Co. of America  1,200  98,700
Inco Ltd.   600  16,235
  153,379
SECONDARY NONFERROUS SMELTING - 0.3%
IMCO Recycling, Inc.   600  11,513
TOTAL METALS & MINING   413,888
PACKAGING & CONTAINERS - 2.7%
GLASS CONTAINERS - 1.4%
Owens-Illinois, Inc. (a)  1,800  62,663
METAL CANS & CONTAINERS - 1.3%
Silgan Holdings, Inc.   1,400  57,400
TOTAL PACKAGING & CONTAINERS   120,063
PAPER & FOREST PRODUCTS - 13.7%
CONVERTED PAPER & PAPERBOARD - 0.5%
Boise Cascade Corp.   600  23,738
LUMBER & WOOD - 0.8%
Weyerhaeuser Co.   600  34,650
PAPER - 6.5%
Champion International Corp.   600  35,513
Chesapeake Corp.   2,000  68,750
Georgia-Pacific Corp.   200  18,250
Stone Container Corp.   1,700  29,325
Temple-Inland, Inc.   600  38,700
Union Camp Corp.   600  35,588
Westvaco Corp.   900  30,488
Willamette Industries, Inc.   400  31,900
  288,514
PAPER MILLS - 4.4%
Bowater, Inc.   1,000  51,188
Fort James Corp.   3,387  142,254
  193,442
PAPERBOARD MILLS - 0.6%
Mead Corp.   400  28,375
PULP MILLS - 0.9%
Tembec, Inc. Class A (a)  4,400  41,218
TOTAL PAPER & FOREST PRODUCTS   609,937
PHOTOGRAPHIC EQUIPMENT - 0.3%
Imation Corp. (a)   500  13,531
POLLUTION CONTROL - 2.5%
REFUSE SYSTEMS - 1.5%
Browning-Ferris Industries, Inc.   700  24,456
Waste Management, Inc.   1,300  41,600
  66,056
SANITARY SERVICES - 1.0%
USA Waste Services, Inc. (a)   1,037  43,554
TOTAL POLLUTION CONTROL   109,610
RAILROADS - 4.5%
RAILROAD EQUIPMENT - 0.1%
Bombardier, Inc. Class B  300  5,826
RAILROADS - 4.4%
CSX Corp.   1,000  57,188
Canadian National Railway Co.   1,200  59,362
COMMON STOCKS - CONTINUED
 SHARES VALUE (NOTE 1)
RAILROADS - CONTINUED
RAILROADS - CONTINUED
Union Pacific Corp.   800 $ 51,950
Wisconsin Central Transportation Corp. (a)  800  24,800
  193,300
TOTAL RAILROADS   199,126
SHIP BUILDING & REPAIR - 1.8%
SHIP BUILDERS - 1.8%
Avondale Industries, Inc. (a)   1,300  29,738
General Dynamics Corp.   500  39,813
Newport News Shipbuilding, Inc.   600  11,625
   81,176
TEXTILES & APPAREL - 0.8%
COTTON MILLS - 0.2%
Galey & Lord, Inc. (a)   600  10,688
TEXTILE MILL PRODUCTS - 0.6%
Unifi, Inc.   700  26,863
TOTAL TEXTILES & APPAREL   37,551
TRUCKING & FREIGHT - 2.6%
AIR COURIER SERVICES - 0.3%
CNF Transportation, Inc.   400  14,450
FREIGHT FORWARDING - 0.6%
Air Express International Corp.   300  9,113
Expeditors International of
 Washington, Inc.   500  18,313
  27,426
TRUCKING, LOCAL & LONG DISTANCE - 0.4%
Werner Enterprises, Inc.   900  19,688
TRUCKING, LONG DISTANCE - 1.3%
USFreightways Corp.   600  18,000
Yellow Corp. (a)  1,200  37,650
  55,650
TOTAL TRUCKING & FREIGHT   117,214
TOTAL COMMON STOCKS
 (Cost $3,923,560)   4,316,885
CASH EQUIVALENTS - 3.1%
Taxable Central Cash Fund (b)
 (Cost $135,953)  135,953  135,953
TOTAL INVESTMENT IN SECURITIES - 100%
 (Cost $4,059,513)  $ 4,452,838
LEGEND
1. Non-income producing
2. At period end, the seven-day yield on the Taxable Central Cash Fund was 5.65%. The yield refers to the income earned by investing in the fund over the seven-day period, expressed as an annual percentage. OTHER INFORMATION
Purchases and sales of securities, other than short-term securities, aggregated $5,531,758 and $1,779,835, respectively (see Note 3 of Notes to Financial Statements).
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of Fidelity Management & Research Company. The commissions paid to these affiliated firms were $202 for the period (see Note 4 of Notes to Financial Statements).
INCOME TAX INFORMATION
At August 31, 1997, the aggregate cost of investment securities for income tax purposes was $4,059,513. Net unrealized appreciation aggregated $393,325, of which $457,735 related to appreciated investment securities and $64,410 related to depreciated investment securities.
CYCLICAL INDUSTRIES PORTFOLIO
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1997 (UNAUDITED)

ASSETS

Investment in securities, at value                                                                    $ 4,452,838
(cost $4,059,513) - See accompanying schedule

Receivable for investments sold                                                                        95,491

Receivable for fund shares sold                                                                        29,828

Dividends receivable                                                                                   6,178

Interest receivable                                                                                    1,124

Redemption fees receivable                                                                             93

Prepaid expenses                                                                                       9,213

Receivable from investment adviser for expense reductions                                              6,414

 TOTAL ASSETS                                                                                          4,601,179

LIABILITIES

Payable to custodian bank                                                                  $ 18,357

Payable for fund shares redeemed                                                            221,241

Other payables and                                                                          22,850
accrued expenses

 TOTAL LIABILITIES                                                                                     262,448

NET ASSETS                                                                                            $ 4,338,731

Net Assets consist of:

Paid in capital                                                                                       $ 3,788,902

Accumulated net investment (loss)                                                                      (15,133)

Accumulated undistributed                                                                              171,637
net realized gain (loss)
on investments

Net unrealized appreciation (depreciation) on investments                                              393,325

NET ASSETS, for 365,841                                                                               $ 4,338,731
shares outstanding

NET ASSET VALUE and redemption price per share ($4,338,731 (divided by) 365,841 shares)                $11.86

Maximum offering price per share (100/97.00 of $11.86)                                                 $12.23


STATEMENT OF OPERATIONS

 MARCH 3, 1997 (COMMENCEMENT OF OPERATIONS) TO
 AUGUST 31, 1997 (UNAUDITED)

INVESTMENT INCOME                                                                            $ 19,204
Dividends

Interest                                                                                      6,767

 TOTAL INCOME                                                                                 25,971

EXPENSES

Management fee                                                                   $ 9,699

Transfer agent fees                                                               11,037

Accounting fees and expenses                                                      29,751

Non-interested trustees' compensation                                             2

Custodian fees and expenses                                                       10,334

Registration fees                                                                 29,681

Audit                                                                             9,000

 Total expenses before reductions                                                 99,504

 Expense reductions                                                               (58,400)    41,104

NET INVESTMENT INCOME (LOSS)                                                                  (15,133)

REALIZED AND UNREALIZED GAIN (LOSS)                                                           171,637
Net realized gain (loss) on
investment securities

Change in net unrealized appreciation (depreciation) on investment securities                 393,325

NET GAIN (LOSS)                                                                               564,962

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                              $ 549,829

OTHER INFORMATION                                                                            $ 23,036
Sales charges paid to FDC

 Exchange fees withheld by FSC                                                               $ 1,620

 Expense reductions                                                                          $ 39
 Custodian credits

  FMR reimbursement                                                                           58,361

                                                                                             $ 58,400


STATEMENT OF CHANGES IN NET ASSETS
INCREASE (DECREASE) IN NET ASSETS   MARCH 3, 1997
                                    (COMMENCEMENT
                                    OF OPERATIONS) TO
                                    AUGUST 31, 1997
                                    (UNAUDITED)


Operations                                                                  $ (15,133)
Net investment income (loss)

 Net realized gain (loss)                                                    171,637

 Change in net unrealized appreciation (depreciation)                        393,325

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS             549,829

Share transactions                                                           7,729,625
Net proceeds from sales of shares

 Cost of shares redeemed                                                     (3,951,442)

 Redemption fees                                                             10,719

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS     3,788,902

  TOTAL INCREASE (DECREASE) IN NET ASSETS                                    4,338,731

NET ASSETS

 Beginning of period                                                         -

 End of period (including accumulated net investment loss of $15,133)       $ 4,338,731

OTHER INFORMATION
Shares

 Sold                                                                        710,250

 Redeemed                                                                    (344,409)

 Net increase (decrease)                                                     365,841



SEE ACCOMPANYING NOTES WHICH ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS
                          MARCH 3, 1997
                          (COMMENCEMENT
                          OF OPERATIONS) TO
                          AUGUST 31, 1997

SELECTED PER-SHARE DATA   (UNAUDITED)




Net asset value, beginning of period                           $ 10.00

Income from Investment Operations

 Net investment income (loss) D                                (.05)

 Net realized and unrealized gain (loss)                       1.87

 Total from investment operations                              1.82


Redemption fees added to paid in capital                       .04

Net asset value, end of period                                 $ 11.86

TOTAL RETURN B, C                                              18.60%

RATIOS AND SUPPLEMENTAL DATA

Net assets, end of period (000 omitted)                        $ 4,339

Ratio of expenses to average net assets                        2.50% A,
                                                               E

Ratio of net investment income (loss) to average net assets    (.92)% A

Portfolio turnover rate                                        128% A

Average commission rate F                                      $ .0194

A ANNUALIZED
B THE TOTAL RETURN WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT
BEEN REDUCED DURING THE PERIOD SHOWN (SEE NOTE 5 OF NOTES TO
FINANCIAL STATEMENTS).
C TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE AND FOR
PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
D NET INVESTMENT INCOME (LOSS) PER SHARE HAS BEEN CALCULATED BASED
ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
E FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING
THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO
WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
F A FUND IS REQUIRED TO DISCLOSE ITS AVERAGE COMMISSION RATE PER
SHARE FOR SECURITY TRADES ON WHICH COMMISSIONS ARE CHARGED. THIS
AMOUNT MAY VARY FROM PERIOD TO PERIOD AND FUND TO FUND DEPENDING
ON THE MIX OF TRADES EXECUTED IN VARIOUS
MARKETS WHERE TRADING PRACTICES AND COMMISSION RATE STRUCTURES MAY
DIFFER.


NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD ENDED AUGUST 31, 1997 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Select Natural Resources and Fidelity Select Cyclical Industries (the funds) are funds of Fidelity Select Portfolios (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The funds' invest primarily in securities of companies whose principal business activities fall within specific industries. Each fund is authorized to issue an unlimited number of shares. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
SECURITY VALUATION. Securities for which exchange quotations are readily available are valued at the last sale price, or if no sale price, at the closing bid price. Securities (including restricted securities) for which exchange quotations are not readily available (and in certain cases debt securities which trade on an exchange) are valued primarily using dealer-supplied valuations or at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost or original cost plus accrued interest, both of which approximate current value.
FOREIGN CURRENCY TRANSLATION. The accounting records of the funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions. Purchases and sales of securities are translated into U.S. dollars at the contractual currency exchange rates established at the time of each trade.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.
INCOME TAXES. The funds intend to qualify as regulated investment companies under Subchapter M of the Internal Revenue Code. By so qualifying, each fund will not be subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedules of investments includes information regarding income taxes under the caption "Income Tax Information." INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except certain dividends from foreign securities where the ex-dividend date may have passed, are recorded as soon as the funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
PREPAID EXPENSES. Fidelity Management & Research Company (FMR), bears all organizational expenses except for registering and qualifying the funds and shares of the funds for distribution under federal and state securities law. These expenses are borne by the funds and amortized over one year.
DISTRIBUTIONS TO SHAREHOLDERS. Distributions are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences may result in distribution reclassifications.
Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Accumulated net investment loss and accumulated undistributed net realized gain (loss) on investments and foreign currency transactions may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.
REDEMPTION FEES. Shares redeemed (including exchanges) are subject to redemption fees. Shares held less than 30 days are subject to a short-term redemption fee equal to .75% of the net asset value of shares redeemed. Shares held 30 days or more are subject to a long-term redemption fee equal to the lesser of $7.50 or .75% of the net asset value of shares redeemed. The fees, which are retained by the fund, are accounted for as an addition to paid in capital. Shareholders are also subject to an additional $7.50 fee for shares exchanged into another Fidelity fund (see Note 4).
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FOREIGN CURRENCY CONTRACTS. The funds generally use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. The U.S. dollar value of foreign currency contracts is
2. OPERATING POLICIES - CONTINUED
FOREIGN CURRENCY CONTRACTS - CONTINUED
determined using contractual currency exchange rates established at the time of each trade. The cost of the foreign currency contracts is included in the cost basis of the associated investment.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
TAXABLE CENTRAL CASH FUND. Pursuant to an Exemptive Order issued by the SEC, the funds may invest in the Taxable Central Cash Fund (the Cash Fund) managed by FMR Texas, an affiliate of FMR. The Cash Fund is an open-end money market fund available only to investment companies and other accounts managed by FMR and its affiliates. The Cash Fund seeks preservation of capital, liquidity, and current income by investing in U.S. Treasury securities and repurchase agreements for these securities, and may be utilized by the funds as an additional cash management option. Dividends from the Cash Fund are declared daily and paid monthly from net interest income. Income distributions received by the funds are recorded as interest income.
3. PURCHASES AND SALES OF INVESTMENTS.
Information regarding purchases and sales of securities (other than short-term securities) is included under the caption "Other Information" at the end of each fund's schedule of investments.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a monthly fee.
For each fund, the monthly fee is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .2500% to
 .5200% for the period. In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .30%. For the period, the management fee was equivalent to an annualized rate of
 .59% of average net assets for each fund.
SALES LOAD. Fidelity Distributors Corporation (FDC), an affiliate of FMR, is the general distributor of each fund. FDC is paid a 3% sales charge on sales of shares of each fund. The amounts received by FDC for sales charges are shown under the caption "Other Information" on each fund's Statement of Operations.
TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements.
ACCOUNTING FEES. FSC maintains each fund's accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
EXCHANGE FEES. FSC receives the proceeds of $7.50 to cover administrative costs associated with exchanges out of an equity fund to any other Fidelity Select fund or to any other Fidelity fund. The exchange fees retained by FSC are shown under the caption "Other Information" on each fund's Statement of Operations.
BROKERAGE COMMISSIONS. Each fund placed a portion of their portfolio transactions with brokerage firms which are affiliates of FMR. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of each fund's schedule of investments.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 2.50% of average net assets. FMR retains the ability to be repaid by the fund for these expense reductions in the amount that expenses fall below the limit prior to the end of the fiscal year. For the period, the reimbursement reduced expenses by $62,729 and $58,361 for Select Natural Resources and Select Cyclical Industries, respectively.
In addition, each fund has entered into an arrangement with their custodian whereby credits realized as a result of uninvested cash balances was used to offset a portion of each fund's expenses. For the period, the reductions under these arrangements are shown under the caption "Other Information" on each fund's Statement of Operations.
6. BENEFICIAL INTEREST.
At the end of the period, FMR Capital, an affiliate of FMR, was record owner of more than 5% of the total outstanding shares of the following funds:
BENEFICIAL INTEREST
FUND  % OWNERSHIP
Cyclical Industries  26.7%
Natural Resources  15.2%

FIDELITY SELECT PORTFOLIOS(registered trademark)
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 29, 1997
This Statement of Additional Information (SAI) is not a prospectus but should be read in conjunction with the funds' current Prospectus (dated
    April 29   , 1997). Please retain this document for future reference.
The funds' Annual Report is a separate document supplied with this SAI. To obtain a free additional copy of the Prospectus or an Annual Report, please call Fidelity at 1-800-544-8888.
TABLE OF CONTENTS                                PAGE



Investment Policies and Limitations

Portfolio Transactions

Valuation

Performance

Additional Purchase and Redemption Information

Distributions and Taxes

FMR

Trustees and Officers

Management Contracts

Contracts with FMR Affiliates

Description of the Trust

Financial Statements

Appendix

INVESTMENT ADVISER
Fidelity Management & Research Company (FMR)
INVESTMENT SUB-ADVISER
Fidelity Management & Research (U.K.) Inc. (FMR U.K.) (stock funds) Fidelity Management & Research (Far East) Inc. (FMR Far East) (stock funds)
FMR Texas Inc. (   FMR Texas    ) (money market fund)
DISTRIBUTOR
Fidelity Distributors Corporation (FDC)
TRANSFER AGENT
       Fidelity Service Company, Inc.    (    FSC   )
SEL-ptb-   0497
INVESTMENT POLICIES AND LIMITATIONS
The following policies and limitations supplement those set forth in the Prospectus. Unless otherwise noted, whenever an investment policy or limitation states a maximum percentage of a fund's assets that may be invested in any security or other asset, or sets forth a policy regarding quality standards, such standard or percentage limitation will be determined immediately after and as a result of the fund's acquisition of such security or other asset. Accordingly, any subsequent change in values, net assets, or other circumstances will not be considered when determining whether the investment complies with the fund's investment policies and limitations.
T   he fun    d's fundamental investment policies and limitations cannot be changed without approval by a "majority of the outstanding voting
securities" (as defined in the Investment Company Act of    1940 (1940
Act)    ) of the fund. However,        except for the fundamental
investment limitations listed below, the investment policies and
limitations described in this    SAI     are not fundamental and may be
changed without shareholder approval.
THE FOLLOWING ARE EACH STOCK FUND'S    (EXCEPT CYCLICAL INDUSTRIES
PORTFOLIO AND NATURAL RESOURCES PORTFOLIO)     FUNDAMENTAL INVESTMENT
LIMITATIONS SET FORTH IN THEIR ENTIRETY.    THE FUND     MAY NOT:
(1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that a fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days ( not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(3) underwrite securities issued by others, except to the extent that a fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase or sell the securities of any issuer, if, as a result of such purchase or sale, less than 25% of the assets of the fund would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent a fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Precious Metals and Minerals Portfolio or to American Gold Portfolio (see below); or
(7) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8)    The fund may,     notwithstanding any other fundamental investment
policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
ADDITIONAL FUNDA   MENT    AL INVESTMENT LIMITATIONS OF CERTAIN OF THE
STOCK FUNDS.
THE AMERICAN GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO MAY
NOT:
(1) purchase any precious metal if, as a result, more than 50% of its total assets would be invested in precious metals; or
(2) purchase or sell physical commodities, provided that the fund may purchase and sell precious metals, and further provided that the fund may sell physical commodities acquired as a result of ownership of securities. The fund may not purchase or sell options, options on futures contracts, or futures contracts on physical commodities other than precious metals.
THE FINANCIAL SERVICES PORTFOLIO, REGIONAL BANKS PORTFOLIO, AND HOME FINANCE PORTFOLIO MAY NOT:
(1) with respect to 75% of total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government, or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of that issuer;
   (2) purchase the securities of any issuer (except securities issued or guaranteed by the United States government or its agencies or instrumentalities) if, as a result, more than 10% of the outstanding voting securities of that issuer would be owned by the fund.
THE FOLLOWING ARE EACH STOCK FUND'S (E   XCEPT CYCLICAL INDUSTRIES
PO    RTFOLIO AND NATURAL RESOURCES PORTFOLIO) NON-FUNDAMENTAL LIMITATIONS
WHICH MAY BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
   (i) For each fund except Financial Services, Home Finance and Regional Banks, in order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii)    The     fund does not currently intend to sell securities short,
unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii)    The     fund does not currently intend to purchase securities on
margin, except that a fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv)    Th    e fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v)    The     fund may borrow money only (a) from a bank or from a
registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2) for all stock funds). Each fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. Each fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi)    Th    e fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii)    Th    e fund (except American Gold Portfolio and Precious Metals and Minerals Portfolio) will not purchase physical commodities, or purchase or sell futures contracts based on physical commodities.
(viii) American Gold Portfolio and Precious Metals and Minerals Portfolio will each limit investment in precious metals bullion or coins to no more than 25% of its total assets.
(ix)    The     fund does not currently intend to lend assets other than
securities to other parties, except (a) by lending money (up to 5% of a fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(x)    Th    e fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the funds.
   For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50 % of its total assets so that no more than 5% of the fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of the fund's taxable year.
THE FOLLOWING ARE CYCLICAL INDUSTRIES PORTFOLIO'S AND NATURAL RESOURCES
PORTFOLIO'S     FUNDAMENTAL INVESTMENT LIMITATIONS SET FORTH IN THEIR
ENTIRETY.    THE     FUND MAY NOT:
   (1) issue senior securities, except as permitted under the Investment Company Act of 1940;
(2) borrow money, except that the fund may borrow money for temporary or emergency purposes (not for leveraging or investment) in an amount not exceeding 33% of its total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(3) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(4) purchase the securities of any issuer if, as a result, less than 25% of the fund's total assets would be invested in the securities of issuers principally engaged in the business activities having the specific characteristics denoted by the fund;
(5) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(6) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities). This limitation does not apply to Natural Resources Portfolio (see below); or
(7) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements.
(8) The fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund. NATURAL RESOURCES PORTFOLIO MAY NOT:
(1) purchase or sell physical commodities other than precious metals, provided that the fund may sell physical commodities acquired as a result of ownership of securities or other instruments. This limitation shall not prevent the fund from purchasing or selling options and futures contracts or from investing in securities or other instruments backed by physical commodities.
THE FOLLOWING ARE CYCLICAL INDUSTRIES PORTFOLIO'S AND NATURAL RESOURCES
PORTFOLIO'S     NON-FUNDAMENTAL LIMITATIONS WHICH M   AY BE CHANGED WITHOUT
S    HAREHOLDER APPROVAL.
   (i) In order to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended, the fund currently intends to comply with certain diversification limits imposed by Subchapter M.
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund does not currently intend to hedge more than 40% of its total assets with short sales against the box under normal conditions.
(v) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party (reverse repurchase agreements are treated as borrowings for purposes of fundamental investment limitation (2)). The fund will not purchase any security while borrowings representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(vi) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vii) Natural Resources Portfolio does not currently intend to invest more than 25% of its total assets in readily marketable precious metals.
(viii) The fund does not currently intend to lend assets other than securities to other parties, except by (a) lending money (up to 5% of the fund's net assets) to a registered investment company or portfolio for which Fidelity Management & Research Company or an affiliate serves as investment adviser, or (b) acquiring loans, loan participations, or other forms of direct debt instruments and, in connection therewith, assuming any associated unfunded commitments of the sellers. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(ix) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company managed by Fidelity Management & Research Company or an affiliate or successor with substantially the same fundamental investment objective, policies, and limitations as the fund.
For purposes of limitation (i), Subchapter M generally requires a fund to invest no more than 25% of its total assets in securities of any one issuer and to invest at least 50% of its total assets so that no more than 5% of a fund's total assets are invested in securities of any one issuer. However, Subchapter M allows unlimited investments in cash, cash items, government securities (as defined in Subchapter M) and securities of other investment companies. These tax requirements are generally applied at the end of each quarter of a fund's taxable year.
For the stock funds' limitations on futures and options transactions, see the section entitled "Limitations on Futures and Options Transactions" beginning on page .
SELECT MONEY MARKET PORTFOLIO (MONEY MARKET FUND)
THE FOLLOWING ARE THE    FUND'    S FUNDAMENTAL INVESTMENT LIMITATIONS SET
FORTH IN THEIR ENTIRETY. THE    FUND     MAY NOT:
(1) with respect to 75% of the fund's total assets, purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result,
(a) more than 5% of the fund's total assets would be invested in the securities of that issuer, or (b) the fund would hold more than 10% of the outstanding voting securities of that issuer.
(2) issue senior securities, except as permitted under the Investment Company Act of 1940;
(3) borrow money, except that the fund may (i) borrow money for temporary or emergency purposes (not for leveraging or investment) and (ii) engage in reverse repurchase agreements for any purpose; provided that (i) and (ii) in combination do not exceed 33% of the fund's total assets (including the amount borrowed) less liabilities (other than borrowings). Any borrowings that come to exceed this amount will be reduced within three days (not including Sundays and holidays) to the extent necessary to comply with the 33% limitation;
(4) underwrite securities issued by others, except to the extent that the fund may be considered an underwriter within the meaning of the Securities Act of 1933 in the disposition of restricted securities;
(5) purchase the securities of any issuer (other than securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities) if, as a result, more than 25% of the fund's total assets would be invested in the securities of companies whose principal business activities are in the same industry, except that the fund will invest more than 25% of its total assets in the financial services industry;
(6) purchase or sell real estate unless acquired as a result of ownership of securities or other instruments (but this shall not prevent the fund from investing in securities or other instruments backed by real estate or securities of companies engaged in the real estate business);
(7) purchase or sell physical commodities unless acquired as a result of ownership of securities or other instruments;
(8) lend any security or make any other loan if, as a result, more than 33% of its total assets would be lent to other parties, but this limitation does not apply to purchases of debt securities or to repurchase agreements;
   or
(9) invest in companies for the purpose of exercising control or management.
(10) In addition the fund may, notwithstanding any other fundamental investment policy or limitation, invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objectives, policies, and limitations as the fund.
THE FOLLOWING ARE THE    FUND'    S NON-FUNDAMENTAL LIMITATIONS WHICH MAY
BE CHANGED WITHOUT SHAREHOLDER APPROVAL.
(i) The fund does not currently intend to purchase a security (other than a security issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities) if, as a result, more than 5% of its total assets would be invested in the securities of a single issuer; provided that the fund may invest up to 25% of its total assets in the first tier securities
of a single issuer for up to three business    days. (This limit does not
apply to securities of other open-end investment companies managed by FMR or a successor or affiliate purchased pursuant to an exemptive order granted by the SEC).
(ii) The fund does not currently intend to sell securities short, unless it owns or has the right to obtain securities equivalent in kind and amount to the securities sold short, and provided that transactions in futures contracts and options are not deemed to constitute selling securities short.
(iii) The fund does not currently intend to purchase securities on margin, except that the fund may obtain such short-term credits as are necessary for the clearance of transactions, and provided that margin payments in connection with futures contracts and options on futures contracts shall not constitute purchasing securities on margin.
(iv) The fund may borrow money only (a) from a bank or from a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser or (b) by engaging in reverse repurchase agreements with any party. The fund will not purchase any security while borrowings (excluding reverse repurchase agreements) representing more than 5% of its total assets are outstanding. The fund will not borrow from other funds advised by FMR or its affiliates if total outstanding borrowings immediately after such borrowing would exceed 15% of the fund's total assets.
(v) The fund does not currently intend to purchase any security if, as a result, more than 10% of its net assets would be invested in securities that are deemed to be illiquid because they are subject to legal or contractual restrictions on resale or because they cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued.
(vi) The fund does not currently intend to purchase physical commodities or purchase or sell futures contracts based on physical commodities.
(vii) The fund does not currently intend to lend assets other than securities to other parties, except by lending money (up to 10% of the fund's net assets) to a registered investment company or portfolio for which FMR or an affiliate serves as investment adviser. (This limitation does not apply to purchases of debt securities or to repurchase agreements.)
(viii) The fund does not currently intend to invest all of its assets in the securities of a single open-end management investment company with substantially the same fundamental investment objective, policies, and limitations as the fund.
For the money market fund's policies on quality and maturity, see the section entitled "Quality and Maturity" on page .
BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO AND FINANCIAL SERVICES
PORTFOLIO Rule 12d3-1 under the    1940 Act     allows investment
portfolios such as these funds to invest in companies engaged in securities-related activities subject to certain conditions. Purchases of securities of a company that derived 15% or less of gross revenues during its most recent fiscal year from securities-related activities (i.e., broker/dealer, underwriting, or investment advisory activities) are subject only to the same percentage limitations as would apply to any other security the funds may purchase. Each fund may purchase securities of an issuer that derived more than 15% of its gross revenues in its most recent fiscal year from securities-related activities, subject to the following conditions:
a. the purchase cannot cause more than 5% of the fund's total assets to be invested in securities of that issuer;
b. for an equity security, the purchase cannot result in the fund owning more than 5% of the issuer's outstanding securities in that class;
c. for a debt security, the purchase cannot result in the fund owning more than 10% of the outstanding principal amount of the issuer's debt securities.
In applying the gross revenue test, an issuer's own securities-related activities must be combined with its ratable share of securities-related revenues from enterprises in which it owns a 20% or greater voting or equity interest. All of the above percentage limitations, as well as the issuer's gross revenue test, are applicable at the time of purchase. With respect to warrants, rights, and convertible securities, a determination of compliance with the above limitations shall be made as though such warrant, right, or conversion privilege had been exercised. Neither fund will be required to divest its holdings of a particular issuer when circumstances subsequent to the purchase cause one of the above conditions to not be met. The funds are not permitted to acquire any security issued by FMR, FDC, or any affiliated company of these companies that is a securities-related business. The purchase of a general partnership interest in a securities-related business is prohibited.
MULTIMEDIA PORTFOLIO
The Federal Communications Commission (FCC) has certain rules which limit ownership of corporate broadcast licensees in an effort to assure that no one person or entity (including mutual funds) exercises an unacceptable degree of influence or control over broadcast facilities. Current FCC rules prohibit the fund, together with all other funds advised by FMR, from holding in the aggregate 10% of the voting stock of more than 20 AM, 20 FM, or 12 TV broadcast stations. If the officer or director of a broadcast licensee is a representative of the fund, that licensee must also be taken into account in determining whether the limitation on the number of stations has been exceeded. FCC rules also limit investment in multiple stations serving the same area.
The attribution rules are not applicable to noncommercial educational FM and TV stations, or to TV stations that are primarily "satellite" operations. In addition, the rules do not restrict the ownership of a broadcast licensee if any other person holds more than 50% of the outstanding voting stock of the licensee. These limitations apply to the aggregate assets of Multimedia Portfolio and of all funds managed by FMR. AMERICAN GOLD PORTFOLIO AND PRECIOUS METALS AND MINERALS PORTFOLIO
The American Gold Portfolio and the Precious Metals and Minerals Portfolio each have the authority to invest a portion of their assets in precious metals, such as gold, platinum, palladium, and silver. No more than 50% of either fund's total assets may be invested in precious metals, including gold bullion or coins.
FMR does not currently intend that either fund will hold gold coins, but
the Trustees reserve the right of the    funds     to do so in the future.
Transactions in gold coins will be entered into only with prior approval by the Trustees, prior notice to current shareholders, and provided that disclosure regarding the nature of such investments is set forth in a subsequent prospectus that is part of the registration statement declared
effective by the Securities and Exchange Commission    (SEC).     In
addition, the ability of the funds to hold gold coins may be restricted by the securities laws and/or regulations of states where the funds' shares are qualified for sale.
The funds may also consider investments in securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
The Precious Metals and Minerals Portfolio's gold-related investments will often contain securities of companies located in the Republic of South Africa, which is a principal producer of gold. Unsettled political and social conditions in South Africa and its neighboring countries, may from time to time pose certain risks to the Precious Metals and Minerals Portfolio's investments in South African issuers. These events could also have an impact on the American Gold Portfolio through their influence on the price of gold and related mining securities worldwide.
FUND DESCRIPTIONS
THE STOCK FUNDS INVEST PRIMARILY WITHIN THE INVESTMENT AREAS DESCRIBED
BELOW.
AIR TRANSPORTATION PORTFOLIO: COMPANIES ENGAGED IN THE REGIONAL, NATIONAL AND INTERNATIONAL MOVEMENT OF PASSENGERS, MAIL, AND FREIGHT VIA AIRCRAFT.
   These     companies include the major airlines, commuter airlines, air cargo and express delivery operators, air freight forwarders, aviation service firms, and manufacturers of aeronautical equipment.
Airline deregulation has substantially diminished the government's role in the air transport industry while promoting an increased level of competition. However, regulations and policies of various domestic and foreign governments can still affect the profitability of individual carriers as well as the entire industry. In addition to regulations and competition, the air transport industry is also very sensitive to fuel price levels and the state of foreign and domestic economies.
AMERICAN GOLD PORTFOLIO: COMPANIES ENGAGED IN EXPLORATION, MINING, PROCESSING, OR DEALING IN GOLD, OR, TO A LESSER DEGREE, IN SILVER, PLATINUM, DIAMONDS, OR OTHER PRECIOUS METALS AND MINERALS. FMR also may
invest in companies    that manufacture and distribute precious metals and
minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious
metal and mineral-related activities    . Normally at least 80% of the
fund's assets will be invested in securities of North, Central and South American companies engaged in gold-related activities, and in gold bullion or coins.
The prices of gold and other precious metal mining securities have been subject to substantial fluctuations over short periods of time and may be affected by unpredictable international monetary and political developments such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. Since much of the world's gold reserves are located in South Africa, the social upheaval and related economic difficulties there may, from time to time, influence the price of gold and the share values of precious metals mining companies located elsewhere. Investors should understand the special considerations and risks related to such an investment emphasis, and, accordingly, the potential effect on the fund's value.
In addition to its investments in securities, the fund may invest a portion of its assets in gold or other precious metals in the form of bullion, coins, or securities indexed to the price of precious metals. The price of gold and other precious metals is affected by broad economic and political conditions, but is less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The fund may incur higher custody and transaction costs for precious metals than for securities.
The fund is authorized to invest up to 50% of its total assets in precious metals bullion or coins; however, as a non-fundamental policy (which can be changed without shareholder approval), FMR does not currently intend to purchase precious metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals, and does not currently intend
to purchase coins. As a further limit on precious metals investments,    in
order to qualify as a registered investment company    , gains from selling
precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so. The fund also may purchase securities whose redemption value is indexed to the price of gold or other precious
metals, which are discussed in this    SA    I. Because the value of these
securities is directly linked to the price of precious metals, they involve risks and pricing characteristics similar to direct investments in precious
metals. FMR currently intends to treat such securities as investments    in
precious metals     for the purposes of the 25% and 50% limitations above
and the 80% policy in the first paragraph of this section.
AUTOMOTIVE PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, MARKETING OR SALE OF AUTOMOBILES, TRUCKS, SPECIALTY VEHICLES, PARTS, TIRES, AND RELATED
SERVICES. These companies may include,    for example    , companies
involved with the manufacture and distribution of vehicles, vehicle parts
and tires (either original equipment or for the aftermarket)    and
companies     involved in the retail sale of vehicles, parts or tires. In addition, the fund may invest in companies that provide automotive-related services to manufacturers, distributors or consumers.
The automotive industry is highly cyclical and companies involved in this business may suffer periodic operating losses. While most of the major manufacturers are large, financially strong companies, many others are small and may be non-diversified in both product line and customer base. BIOTECHNOLOGY PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, AND MANUFACTURE OF VARIOUS BIOTECHNOLOGICAL PRODUCTS, SERVICES AND PROCESSES. These include companies involved with new or experimental technologies such as genetic engineering, hybridoma and recombinant DNA techniques and monoclonal antibodies. The fund may also invest in companies that manufacture and/or distribute biotechnological and biomedical products, including devices and instruments, and in companies that provide or benefit significantly from scientific and technological advances in biotechnology. Some biotechnology companies may provide processes or services instead of, or in addition to, products.
The description of the biotechnology sector will be interpreted broadly by FMR, and may include applications and developments in such areas as human health care (e.g., cancer, infectious disease, diagnostics and therapeutics); pharmaceuticals (e.g., new drug development and production); agricultural and veterinary applications (e.g., improved seed varieties, animal growth hormones); chemicals (e.g., enzymes, toxic waste treatment); medical/surgical (e.g., epidermal growth factor, in vivo imaging/therapeutics); and industry (e.g., biochips, fermentation, enhanced mineral recovery).
Many of these companies may have losses and may not offer products until
the    end of the decade    . These companies may have persistent losses
during a new product's transition from development to production, and revenue patterns may be erratic. In addition, biotechnology companies are affected by patent considerations, intense competition, rapid technological change and obsolescence, and regulatory requirements of the U.S. Food and
Drug Administration, the Environmental Protection Agency    (EPA)    ,
state and local governments, and foreign regulatory authorities. Many of these companies are relatively small and their stock is thinly traded. BROKERAGE AND INVESTMENT MANAGEMENT PORTFOLIO: COMPANIES ENGAGED IN STOCK BROKERAGE, COMMODITY BROKERAGE, INVESTMENT BANKING, TAX-ADVANTAGED INVESTMENT OR INVESTMENT SALES, INVESTMENT MANAGEMENT, OR RELATED
INVESTMENT ADVISORY SERVICES.    The fund may invest in     diversified
companies with operations in the aforementioned areas, in addition to firms principally engaged in brokerage activities or investment management. The fund will not invest in securities of FMR or its affiliated companies. Changes in regulations, the brokerage commission structure, and the competitive environment, combined with the operating leverage inherent in companies in these industries, can produce erratic revenues and earnings over time. The performance of companies in this industry can be closely tied to the stock market and can suffer during market declines. Revenues
often depend on overall market activity.    SEC     regulations provide
that the fund may not invest more than 5% of its total assets in the securities of any one company that derives more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in this fund's specific business activity.
CHEMICALS PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE OR MARKETING OF PRODUCTS OR SERVICES RELATED TO THE CHEMICAL PROCESS INDUSTRIES. Such products may include synthetic and natural materials, such as basic and intermediate organic and inorganic chemicals, plastics, synthetic fibers, fertilizers, industrial gases, flavorings, fragrances, biological materials, catalysts, carriers, additives, and
process aids. The fund may also    invest in     companies providing
design, engineering, construction, and consulting services to companies engaged in chemical processing.
Companies in the chemical processing field are subject to regulation by
various federal and state authorities, including the    EPA     and its
state agency counterparts. As regulations are developed and enforced, such companies may be required to alter or cease production of a product, to pay fines or to pay for cleaning up a disposal site, or to agree to restrictions on their operations. In addition, some of the materials and processes used by these companies involve hazardous components. There are risks associated with their production, handling and disposal. These risks are in addition to the more common risks of intense competition and product obsolescence.
COMPUTERS PORTFOLIO: COMPANIES ENGAGED IN RESEARCH, DESIGN, DEVELOPMENT, MANUFACTURE OR DISTRIBUTION OF PRODUCTS, PROCESSES OR SERVICES THAT RELATE TO CURRENTLY AVAILABLE OR EXPERIMENTAL HARDWARE TECHNOLOGY WITHIN THE
COMPUTER INDUSTRY. The fund may    invest in     companies that provide the
following products or services: mainframes, minicomputers, microcomputers, peripherals, data or information processing, office or factory automation, robotics, artificial intelligence, computer aided design, medical technology, engineering and manufacturing, data communications and software.
Competitive pressures may have a significant effect on the financial conditions of companies in the computer industry. For example, as product cycles shorten and manufacturing capacity increases, these companies could become increasingly subject to aggressive pricing, which hampers profitability. Fluctuating domestic and international demand also affect profitability.
CONSTRUCTION AND HOUSING PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN AND CONSTRUCTION OF RESIDENTIAL, COMMERCIAL, INDUSTRIAL AND PUBLIC WORKS FACILITIES, AS WELL AS COMPANIES ENGAGED IN THE MANUFACTURE, SUPPLY, DISTRIBUTION OR SALE OF PRODUCTS OR SERVICES TO THESE CONSTRUCTION INDUSTRIES. Examples of companies engaged in these activities include
companies that provide engineering and contracting services,    companies
that supply home furnishings    , and companies that produce basic building
materials such as cement, aggregates, gypsum, timber, and wall and floor coverings.
The fund also may invest in the securities of companies involved in real
estate development and construction financing    such as     homebuilders,
architectural and design firms, and property managers. Additionally, the
fund may invest    in companies     involved in the home improvement and
maintenance industry,    including     building material retailers and
distributors, household service firms, and those companies that supply such companies.
The companies    in which     the fund may invest are subject to, among
other factors, changes in government spending on public works and transportation facilities such as highways and airports, as well as changes in interest rates and levels of economic activity, government-sponsored housing subsidy programs, rate of housing turnover, taxation, demographic patterns, consumer spending, consumer confidence, and new and existing home sales.
CONSUMER I   NDUSTRIES     PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE
AND DISTRIBUTION OF GOODS TO CONSUMERS BOTH DOMESTICALLY AND INTERNATIONALLY. The fund may invest in companies that manufacture or sell durable products such as homes, cars, boats, furniture, major appliances, and personal computers.
The fund also may invest in companies that manufacture, wholesale, or retail non-durable goods such as food, beverages, tobacco, health care products, household and personal care products, apparel, and entertainment
products (   e.g.,     books, magazines, TV, cable, movies, music,
   gaming, sports. In addition, the fund may invest in     consumer
products and services such as lodging, child care, convenience stores, and car rentals.
The success of durable goods manufacturers and retailers is closely tied to the performance of the overall economy, interest rates, and consumer confidence. These segments are very competitive; success depends heavily on household disposable income and consumer spending. Consumer product and retailing concepts tend to rise and fall with changes in demographics and consumer tastes.
   CYCLICAL INDUSTRIES PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE, DISTRIBUTION, SUPPLY, OR SALE OF MATERIALS, EQUIPMENT, PRODUCTS OR SERVICES RELATED TO CYCLICAL INDUSTRIES. These may include the automotive, chemical, construction and housing, defense and aerospace, environmental services, industrial equipment and materials, paper and forest products, and transportation industries.
Many companies in these industries are significantly affected by general economic trends including employment, economic growth, and interest rates. Other factors that may affect these industries are changes in consumer sentiment and spending, commodity prices, legislation, government regulation and spending, import controls, and worldwide competition. At times, worldwide production of the materials used in cyclical industries has exceeded demand as a result of, for example, over-building or economic downturns. During these times, commodity price declines and unit volume reductions resulted in poor investment returns and losses. Furthermore, a company in the cyclical industries may be subject to liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
DEFENSE AND AEROSPACE PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, MANUFACTURE OR SALE OF PRODUCTS OR SERVICES RELATED TO THE DEFENSE OR
AEROSPACE INDUSTRIES. The fund may    invest in     companies that provide
the following products or services: air transport;    defense electronics;
aircraft or spacecraft production; missile design;     data processing or
computer-related services; communications systems; research; development and manufacture of military weapons and transportation; general aviation equipment, missiles, space launch vehicles, and spacecraft; units for guidance, propulsion, and control of flight vehicles; and equipment components and airborne and ground-based equipment essential to the testing, operation, and maintenance of flight vehicles.
Companies involved in the defense and aerospace industries rely to a large extent on U.S. (and other) government demand for their products and services. The financial condition of such companies and investor interest in the stocks of these companies are heavily influenced by federal defense and aerospace spending policies. For example, defense spending is currently under pressure from efforts to control the U.S. budget deficit.
DEVELOPING COMMUNICATIONS PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE OR SALE OF EMERGING COMMUNICATIONS SERVICES OR EQUIPMENT. The fund may invest in companies developing or offering services or products based on communications technologies such as cellular, paging, personal communications networks, special mobile radio, facsimile, fiber optic transmission, voice mail, video conferencing, microwave, satellite, local and wide area networking, and other transmission electronics. For purposes of characterizing the fund's investments, communications services or equipment may be deemed to be "emerging" if they derive from new technologies or new applications of existing technologies. The fund will focus on companies whose business is based on these emerging technologies, with less emphasis on traditional telephone utilities and large long distance carriers. The fund will attempt to exploit growth opportunities presented by new technologies and applications in the communications field. Many of these opportunities may be in the development stage and, as such, can pose large risks as well as potential rewards. Such risks might include failure to obtain (or delays in obtaining) adequate financing or necessary regulatory approvals, intense competition, product incompatibility, consumer preferences and rapid obsolescence. Securities of small companies that base their business on emerging technologies may be volatile due to limited product lines, markets, or financial resources.
ELECTRONICS PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF ELECTRONIC COMPONENTS (SEMICONDUCTORS, CONNECTORS, PRINTED CIRCUIT BOARDS AND OTHER COMPONENTS); EQUIPMENT VENDORS TO ELECTRONIC COMPONENT MANUFACTURERS; ELECTRONIC COMPONENT DISTRIBUTORS; AND ELECTRONIC INSTRUMENTS AND ELECTRONIC SYSTEMS VENDORS. In addition, the fund may invest in companies in the fields of defense electronics, medical electronics, consumer electronics, advanced manufacturing technologies (computer-aided design and computer-aided manufacturing [CAD/CAM], computer-aided engineering, and robotics), lasers and electro-optics, and other new electronic technologies. Many of the products offered by companies engaged in the design, production or distribution of electronic products are subject to risks of rapid obsolescence.
ENERGY PORTFOLIO: COMPANIES IN THE ENERGY FIELD, INCLUDING THE CONVENTIONAL AREAS OF OIL, GAS, ELECTRICITY AND COAL, AND NEWER SOURCES OF ENERGY SUCH AS NUCLEAR, GEOTHERMAL, OIL SHALE AND SOLAR POWER. The business activities
of companies    in which the fund may invest     include: production,
generation, transmission, refining, marketing, control, distribution or measurement of energy or energy fuels such as petrochemicals; providing component parts or services to companies engaged in the above activities; energy research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation and pollution control. Companies participating in new activities resulting from technological advances or research discoveries in the energy field will also be considered for this fund.
The securities of companies in the energy field are subject to changes in value and dividend yield which depend, to a large extent, on the price and supply of energy fuels. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of exploration projects, and tax and other regulatory policies of various governments.
ENERGY SERVICE PORTFOLIO: COMPANIES IN THE ENERGY SERVICE FIELD, INCLUDING THOSE THAT PROVIDE SERVICES AND EQUIPMENT TO THE CONVENTIONAL AREAS OF OIL, GAS, ELECTRICITY AND COAL, AND NEWER SOURCES OF ENERGY SUCH AS NUCLEAR,
GEOTHERMAL, OIL SHALE AND SOLAR POWER.    The fund may invest in
companies involved in providing services and equipment for drilling processes such as offshore and onshore drilling, drill bits, drilling rig equipment, drilling string equipment, drilling fluids, tool joints and wireline logging. Many energy service companies are engaged in production and well maintenance, providing such products and services as packers, perforating equipment, pressure pumping, downhole equipment, valves, pumps, compression equipment, and well completion equipment and service. Certain companies supply energy providers with exploration technology such as seismic data, geological and geophysical services, and interpretation of
this data.    The fund may also invest in     companies with a variety of
products or services including pipeline construction, oil tool rental, underwater well services, helicopter services, geothermal plant design or construction, electric and nuclear plant design or construction, energy-related capital equipment, mining related equipment or services, and high technology companies serving the above industries.
Energy service firms are affected by supply, demand and other normal competitive factors for their specific products or services. They are also affected by other unpredictable factors such as supply and demand for oil and gas, prices of oil and gas, exploration and production spending, governmental regulation, world events and economic conditions. ENVIRONMENTAL SERVICES PORTFOLIO: COMPANIES ENGAGED IN THE RESEARCH, DEVELOPMENT, MANUFACTURE OR DISTRIBUTION OF PRODUCTS, PROCESSES OR SERVICES RELATED TO WASTE MANAGEMENT OR POLLUTION CONTROL. Such products, processes or services may include the transportation, treatment and disposal of both hazardous and solid wastes, including waste-to-energy and recycling; remedial project efforts, including groundwater and underground storage tank decontamination, asbestos cleanup and emergency cleanup response; and the detection, analysis, evaluation, and treatment of both existing and potential environmental problems including, among others, contaminated water, air pollution, and acid rain. The fund may also invest in companies that provide design, engineering, construction, and consulting services to companies engaged in waste management or pollution control.
The environmental services    field     has generally been positively
influenced by legislation resulting in stricter government regulations and enforcement policies for both commercial and governmental generators of waste materials, as well as specific expenditures designated for remedial cleanup efforts. Companies in the environmental services field are also affected by regulation by various federal and state authorities, including
the federal    EPA     and its state agency counterparts. As regulations
are developed and enforced, such companies may be required to alter or cease production of a product or service or to agree to restrictions on their operations. In addition, since the materials handled and processes involved include hazardous components, there is significant liability risk. There are also risks of intense competition within the environmental services field.
FINANCIAL SERVICES PORTFOLIO: COMPANIES PROVIDING FINANCIAL SERVICES TO
CONSUMERS AND INDUSTRY. Companies in the financial services    sector
include: commercial banks and savings and loan associations, consumer and industrial finance companies, securities brokerage companies, real estate-related companies, leasing companies, and a variety of firms in all
segments of the insurance    industry     such as multi-line, property and
casualty, and life insurance.
The financial services    sector     is currently undergoing relatively
rapid change as existing distinctions between financial service segments become less clear. For instance, recent business combinations have included insurance, finance, and securities brokerage under single ownership. Some primarily retail corporations have expanded into securities and insurance
   industries    . Moreover, the federal laws generally separating
commercial and investment banking are currently being studied by Congress. Banks, savings and loan associations, and finance companies are subject to extensive governmental regulation which may limit both the amounts and types of loans and other financial commitments they can make and the interest rates and fees they can charge. The profitability of these groups is largely dependent on the availability and cost of capital funds, and can fluctuate significantly when interest rates change. In addition, general economic conditions are important to the operations of these concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect. Insurance companies are likewise subject to substantial governmental regulation, predominantly at the state level, and may be subject to severe price competition.
   SEC     regulations provide that the fund may not invest more than 5% of
its    total     assets in the securities of any one company that derives
more than 15% of its revenues from brokerage or investment management activities. These companies as well as those deriving more than 15% of profits from brokerage and investment management activities will be considered to be "principally engaged" in this fund's business activity. FOOD AND AGRICULTURE PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, SALE OR DISTRIBUTION OF FOOD AND BEVERAGE PRODUCTS, AGRICULTURAL PRODUCTS, AND PRODUCTS RELATED TO THE DEVELOPMENT OF NEW FOOD TECHNOLOGIES. The goods and
services provided or manufactured by companies in    which     the fund may
   invest     include: packaged food products such as cereals, pet foods and frozen foods; meat and poultry processing; the production of hybrid seeds; the wholesale and retail distribution and warehousing of food and food-related products, including restaurants; and the manufacture and distribution of health food and dietary products, fertilizer and agricultural machinery, wood products, tobacco, and tobacco leaf. In
addition, t   he fund may invest in     food technology companies engaged
in and pioneering the development of new technologies to provide improved hybrid seeds, new and safer food storage, and new enzyme
technologies   .
The success of food and food-related products is closely tied to supply and demand, which may be strongly affected by demographic and product trends, stimulated by food fads, marketing campaigns, and environmental factors. In
the    United States    , the agricultural products industry is subject to
regulation by numerous federal and municipal government agencies.
HEALTH CARE PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, OR SALE OF PRODUCTS OR SERVICES USED FOR OR IN CONNECTION WITH HEALTH CARE OR
MEDICINE. Companies in the health care    sector     include pharmaceutical
companies; firms that design, manufacture, sell, or supply medical, dental, and optical products, hardware or services; companies involved in biotechnology, medical diagnostic, and biochemical research and development, as well as companies involved in the operation of health care facilities. Many of these companies are subject to government regulation of their products and services, a factor which could have a significant and possibly unfavorable effect on the price and availability of such products or services. Furthermore, the types of products or services produced or provided by these companies may become obsolete quickly.
HOME FINANCE PORTFOLIO: COMPANIES ENGAGED IN INVESTING IN REAL ESTATE, USUALLY THROUGH MORTGAGES AND OTHER CONSUMER-RELATED LOANS. These companies may also offer discount brokerage services, insurance products, leasing
services, and joint venture financing.    The fund may invest in
mortgage banking companies, government-sponsored enterprises, real estate investment trusts, consumer finance companies, and similar entities, as well as savings and loan associations, savings banks, building and loan associations, cooperative banks, commercial banks, and similar depository
institutions. The fund may    invest in     U.S. depository institutions
whose customer deposits are insured by the Savings Association Insurance Fund (SAIF) or the Bank Insurance Fund (BIF).
The residential real estate finance industry has changed rapidly over the last decade. Regulatory changes at federally insured institutions, in response to a high failure rate, have mandated higher capital ratios and more prudent underwriting. This reduced capacity has created growth opportunities for uninsured companies and secondary market products to fill unmet demand for home finance. Continued change in the origination, packaging, selling, holding, and insuring of home finance products is expected going forward.
The fund will be influenced by potential regulatory changes, interest rate movements, the level of home mortgage demand, and residential delinquency trends.
INDUSTRIAL EQUIPMENT PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, DISTRIBUTION OR SERVICE OF PRODUCTS AND EQUIPMENT FOR THE INDUSTRIAL SECTOR, INCLUDING INTEGRATED PRODUCERS OF CAPITAL EQUIPMENT (SUCH AS GENERAL INDUSTRY MACHINERY, FARM EQUIPMENT, AND COMPUTERS), PARTS SUPPLIERS AND SUBCONTRACTORS. The fund may invest in companies that manufacture products or service equipment for the food, clothing or sporting goods
industries;    companies that provide service establishment, railroad,
textile, farming, mining, oilfield, semiconductor, and telecommunications equipment; companies that manufacture products or service equipment for trucks, construction, transportation or machine tools; cable equipment companies; and office automation companies.
The success of equipment manufacturing and distribution companies is closely tied to overall capital spending levels. Capital spending is influenced by the individual company's profitability and broader factors such as interest rates and foreign competition, which are partly determined by currency exchange rates. Equipment manufacturing concerns may also be affected by economic cycles, technical obsolescence, labor relations difficulties and government regulations pertaining to products, production facilities, or production processes.
INDUSTRIAL MATERIALS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, MINING, PROCESSING, OR DISTRIBUTION OF RAW MATERIALS AND INTERMEDIATE GOODS
USED IN THE INDUSTRIAL SECTOR. The products handled by the companies    in
which     the fund may    invest     include chemicals, timber, paper,
copper, iron ore, nickel, steel, aluminum, textiles, cement, and gypsum.
   The fund may also invest     in the securities of mining, processing,
transportation, and distribution companies, including equipment suppliers and railroads.
Many companies in    the industrial     sector are significantly affected
by the level and volatility of commodity prices, the exchange value of the dollar, import controls, and worldwide competition. At times, worldwide production of these materials has exceeded demand as a result of over-building or economic downturns. During these times, commodity price declines, and unit volume reductions have led to poor investment returns and losses. Other risks include liability for environmental damage, depletion of resources, and mandated expenditures for safety and pollution control.
INSURANCE PORTFOLIO: COMPANIES ENGAGED IN UNDERWRITING, REINSURING, SELLING, DISTRIBUTING, OR PLACING OF PROPERTY AND CASUALTY, LIFE, OR HEALTH INSURANCE. The fund may invest in multi-line companies that provide property and casualty coverage, as well as life and health insurance. The fund may invest in insurance brokers, reciprocals, and claims processors. The fund may also invest in diversified financial companies with subsidiaries (including insurance brokers, reciprocals and claims processors) engaged in underwriting, reinsuring, selling, distributing or placing insurance with independent third parties.
Insurance company profits are affected by interest rate levels, general economic conditions, and price and marketing competition. Property and casualty insurance profits may also be affected by weather catastrophes and other disasters. Life and health insurance profits may be affected by mortality and morbidity rates. Individual companies may be exposed to material risks including reserve inadequacy and the inability to collect from reinsurance carriers. Insurance companies are subject to extensive governmental regulation, including the imposition of maximum rate levels, which may not be adequate for some lines of business. Proposed or potential tax law changes may also adversely affect insurance companies' policy sales, tax obligations, and profitability.
LEISURE PORTFOLIO: COMPANIES ENGAGED IN THE DESIGN, PRODUCTION, OR DISTRIBUTION OF GOODS OR SERVICES IN THE LEISURE INDUSTRIES. The goods or
services provided by companies in    which     the fund may    invest
    include: television and radio broadcast or manufacture (including cable television); motion pictures and photography; recordings and musical instruments; publishing, including newspapers and magazines; sporting goods and camping and recreational equipment; and sports arenas. Other goods and services may include toys and games (including video and other electronic games), amusement and theme parks, travel and travel-related services, hotels and motels, leisure apparel or footwear, fast food, beverages, restaurants, tobacco products, and gaming casinos.
Securities of companies in the leisure indust   ries     may be considered
speculative. Companies engaged in entertainment, gaming, broadcasting, cable television and cellular communications, for example, have unpredictable earnings, due in part to changing consumer tastes and intense
competition. Securities of companies in the leisure industr   ies
    generally exhibit greater volatility than the overall market. The market has been known to react strongly to technological developments and
to the specter of government regulation in the leisure industr   ies    .
MEDICAL DELIVERY PORTFOLIO: COMPANIES ENGAGED IN THE OWNERSHIP OR MANAGEMENT OF HOSPITALS, NURSING HOMES, HEALTH MAINTENANCE ORGANIZATIONS, AND OTHER COMPANIES SPECIALIZING IN THE DELIVERY OF HEALTH CARE SERVICES.
   The fund may invest in     companies that operate acute care,
psychiatric, teaching, or specialized treatment hospitals; firms that provide outpatient surgical, outpatient rehabilitation, or other specialized care, home health care, drug and alcohol abuse treatment, and dental care; firms operating comprehensive health maintenance organizations and nursing homes for the elderly and disabled; and firms that provide related laboratory services.
Federal and state governments provide a substantial percentage of revenues to health care service providers via Medicare and Medicaid. The future growth of this source of funds is subject to great uncertainty. Additionally, the complexion of the private payment system is changing. For
example, insurance companies are beginning to offer long   -    term health
care insurance for nursing home patients to supplement or replace government benefits. Also, membership in health maintenance organizations or prepaid health plans is displacing individual payments for each service rendered by a hospital or physician.
The demand for health care services will tend to increase as the population ages. However, review of patients' need for hospitalization by Medicare and health maintenance organizations has demonstrated the ability of health care providers to curtail unnecessary hospital stays and reduce costs. MULTIMEDIA PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, PRODUCTION, SALE AND DISTRIBUTION OF GOODS OR SERVICES USED IN THE BROADCAST AND MEDIA
INDUSTRIES. Business activities of companies in    which     the fund may
   invest     include: ownership, operation, or broadcast of free or pay television, radio or cable stations; publication and sale of newspapers, magazines, books or video products; and distribution of data-based information. The fund may also invest in companies involved in the development, syndication and transmission of the following products: television and movie programming, pay-per-view television, advertising, cellular communications, and emerging technology for the broadcast and media industries.
Some of the companies in    the broadcast and media     industries are
undergoing significant change because of federal deregulation of cable and broadcasting. As a result, competitive pressures are intense and the stocks
are subject to increased price volatility. Current    FCC     rules
prohibit the fund, together with all other funds advised by FMR, from holding in the aggregate 10% of the voting stock of more than 20 AM, 20 FM or 12 TV stations.
NATURAL GAS PORTFOLIO: COMPANIES ENGAGED IN THE PRODUCTION, TRANSMISSION, AND DISTRIBUTION OF NATURAL GAS, AND INVOLVED IN THE EXPLORATION OF POTENTIAL NATURAL GAS SOURCES, AS WELL AS THOSE COMPANIES THAT PROVIDE SERVICES AND EQUIPMENT TO NATURAL GAS PRODUCERS, REFINERIES, COGENERATION FACILITIES, CONVERTERS, AND DISTRIBUTORS. The business activities of
companies in    which the fund     may    invest     include: production,
transmission, distribution, marketing, control, or measurement of natural gas; exploration of potential natural gas sources; providing component parts or services to companies engaged in the above activities; natural gas research or experimentation; and environmental activities related to the solution of energy problems, such as energy conservation or pollution
control through the use of natural gas.    The fund may also invest     in
companies participating in new activities working toward technological advances in the natural gas industry.
The companies in the natural gas industry are subject to, among other factors, changes in price and supply of both conventional and alternative energy sources. Swift price and supply fluctuations may be caused by events relating to international politics, energy conservation, the success of energy source exploration projects, and tax and other regulatory policies of domestic and foreign governments.
   NATURAL RESOURCES PORTFOLIO: COMPANIES THAT OWN OR DEVELOP NATURAL RESOURCES, OR SUPPLY GOODS AND SERVICES TO SUCH COMPANIES. Natural resources include precious metals (e.g., gold, platinum, and silver), ferrous and nonferrous metals (e.g., iron, aluminum, and copper), strategic metals (e.g., uranium and titanium), hydrocarbons (e.g., coal, oil, and natural gases), chemicals, forest products, real estate, food, textile and tobacco products, and other basic commodities. Exploring, mining, refining, processing, transporting, and fabricating are examples of activities of companies in the natural resources sector.
The fund may invest up to 25% of its total assets in precious metals and currently intends to limit its investments to readily marketable precious metals. Precious metals, at times, have been subject to substantial price fluctuations over short periods of time and may be affected by unpredictable international monetary and political policies such as currency devaluations or revaluations, economic and social conditions within a country, trade imbalances, or trade or currency restrictions between countries. The fund may also consider instruments and securities indexed to the price of gold or other precious metals as an alternative to direct investments in precious metals.
As a practical matter, investments in physical commodities can present concerns such as delivery, storage and maintenance, possible illiquidity and the unavailability of accurate market valuations. FMR, in addressing these concerns, currently intends to purchase only readily marketable precious metals and to deliver and store them with a qualified U.S. bank. Investments in bullion earn no investment income and may involve higher custody and transaction costs than investments in securities. In order to qualify as a regulated investment company, gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell bullion or securities when it would not otherwise do so.
PAPER AND FOREST PRODUCTS PORTFOLIO: COMPANIES ENGAGED IN THE MANUFACTURE, RESEARCH, SALE, OR DISTRIBUTION OF PAPER PRODUCTS, PACKAGING PRODUCTS, BUILDING MATERIALS (SUCH AS LUMBER AND PANELING PRODUCTS), AND OTHER
PRODUCTS RELATED TO THE PAPER AND FOREST PRODUCTS INDUSTRY.    The fund may
invest in     diversified companies with operations in the aforementioned areas.
The success of these companies depends on, among other things, the health of the economy, worldwide production capacity and prevailing interest rate levels, which, in turn, may affect product pricing, costs and operating margins. These variables also affect the level of industry and consumer capital spending for paper and forest products.
PRECIOUS METALS AND MINERALS PORTFOLIO: COMPANIES ENGAGED IN EXPLORATION, MINING, PROCESSING OR DEALING IN GOLD, SILVER, PLATINUM, DIAMONDS OR OTHER
PRECIOUS METALS AND MINERALS. The fund may also invest in companies    that
manufacture and distribute precious metals and minerals products (such as jewelry, watches, and metal foils and leaf) and companies that invest in other companies engaged in gold and other precious metal and
mineral-related activities.     Under normal conditions, the fund will
invest at least 80% of its assets in (i) securities of companies principally engaged in exploration, mining, processing, or dealing in gold, silver, platinum, diamonds, or other precious metals and minerals, and (ii)
precious metals. The fund also may    invest in     securities whose
redemption value is indexed to the price of gold or other precious metals. The value of the fund's investments may be affected by changes in the price of gold and other precious metals. Gold has been subject to substantial price fluctuations over short periods of time and may be affected by
unpredictable international monetary and    political developments     such
as currency devaluations or revaluations; economic and social conditions within a country; trade imbalances; or trade or currency restrictions between countries. Since much of the world's known gold reserves are located in South Africa, the social upheaval and related economic
difficulties    there may, from time to time, influence the price of gold
and the share values of precious metals mining companies located
elsewhere    . Because companies involved in exploring, mining, processing, or dealing in precious metals or minerals are frequently located outside of the United States, all or a significant portion of this fund may be invested in securities of foreign issuers. Investors should understand the special considerations and risks related to such an investment emphasis,
and accordingly,    the potential effect on the fund's value.
In addition to its investments in securities, the fund may invest a portion of its assets in precious metals, such as gold, silver, platinum, and palladium. The prices of precious metals are affected by broad economic and political conditions, but are less subject to local and company-specific factors than securities of individual companies. As a result, precious metals may be more or less volatile in price than securities of companies engaged in precious metals-related businesses. The fund may purchase precious metals in any form, including bullion and coins, provided that FMR intends to purchase only those forms of precious metals that are readily marketable and that can be stored in accordance with custody regulations applicable to mutual funds. The fund may incur higher custody and transaction costs for precious metals than for securities. Also, precious metals investments do not pay income.
The fund is authorized to invest up to 50% of its total assets in precious metals; however, as a non-fundamental policy (which can be changed without shareholder approval), FMR does not currently intend to purchase precious metals if, as a result, more than 25% of the fund's total assets would be invested in precious metals. As a further limit on precious metals
investments,    in order to quality as a regulated investment company,
gains from selling precious metals may not exceed 10% of the fund's annual gross income. This tax requirement could cause the fund to hold or sell precious metals or securities when it would not otherwise do so.
Securities whose redemption value is indexed to the price of gold or other precious metals involve risks and pricing characteristics similar to direct precious metals investments. FMR currently intends to treat such securities as investments in precious metals for the purposes of the 25% and 50% limitations above and the 80% policy in the first paragraph of this section.
REGIONAL BANKS PORTFOLIO: COMPANIES ENGAGED IN ACCEPTING DEPOSITS AND MAKING COMMERCIAL AND PRINCIPALLY NON-MORTGAGE CONSUMER LOANS. In addition, these companies may offer the following services: merchant banking, consumer and commercial finance, discount brokerage, leasing and insurance. These companies concentrate their operations within a specific part of the country rather than operating predominantly on a national or international scale. The fund may invest in securities of foreign institutions, although the majority of publicly-traded regional banks currently are organized in the United States.
The fund may    invest in     U.S. institutions whose customer deposits may
or may not be insured by the federal government. Such U.S. institutions may include, but are not limited to, state chartered banks, savings and loan institutions, and banks that are members of the Federal Reserve System. Federal laws generally separating commercial and investment banking, as well as laws governing the capitalization and regulation of the savings and loan industry, are currently being reexamined by Congress. The services offered by banks may expand if legislation broadening bank powers is enacted. While providing diversification, expanded powers could expose banks to well-established competitors, particularly as the historical distinctions between regional banks and other financial institutions erode. Increased competition may also result from the broadening of regional and national interstate banking powers, which has already reduced the number of publicly traded regional banks. In addition, general economic conditions are important to regional banking concerns, with exposure to credit losses resulting from possible financial difficulties of borrowers potentially having an adverse effect.
RETAILING PORTFOLIO: COMPANIES ENGAGED IN MERCHANDISING FINISHED GOODS AND
SERVICES PRIMARILY TO INDIVIDUAL CONSUMERS. Companies in    which     the
fund may    inves    t include: general merchandise retailers, department
stores, food retailers, drug stores, and any specialty retailers selling a single category of merchandise such as apparel, toys, consumer electronics,
   or home improvement products.     T   he fund may also invest in
companies engaged in selling goods and services through alternative means such as direct telephone marketing, mail order, membership warehouse clubs, computer, or video based electronic systems.
The success of retailing companies is closely tied to consumer spending which, in turn, is affected by general economic conditions and consumer confidence levels. The retailing industry is highly competitive; success is often tied to a company's ability to anticipate changing consumer tastes. SOFTWARE AND COMPUTER SERVICES PORTFOLIO: COMPANIES ENGAGED IN RESEARCH, DESIGN, PRODUCTION OR DISTRIBUTION OF PRODUCTS OR PROCESSES THAT RELATE TO
SOFTWARE OR INFORMATION-BASED SERVICES. The fund may    invest in
    companies that provide systems level software (designed to run the basic functions of a computer) or applications software (designed for one type of work) directed at either horizontal (general use) or vertical (certain industries or groups) markets, time-sharing services, information-based services, computer consulting or facilities management services, communications software, and data communications services. Competitive pressures may have a significant effect on the financial condition of companies in the software and computer services industries. For example, the increasing number of companies and product offerings in the vertical and horizontal markets may lead to aggressive pricing and slower selling cycles.
TECHNOLOGY PORTFOLIO: COMPANIES WHICH FMR BELIEVES HAVE, OR WILL DEVELOP, PRODUCTS, PROCESSES OR SERVICES THAT WILL PROVIDE OR WILL BENEFIT
SIGNIFICANTLY FROM TECHNOLOGICAL ADVANCES AND IMPROVEMENTS.    These may
include, for example, companies that develop, produce, or distribute products or services in the computer, semi-conductor, electronics, communications, health care, and biotechnology sectors.
Competitive pressures may have a significant effect on the financial
condition o   f companies     in the technology    sector    . For example,
if technology continues to advance at an accelerated rate, and the number of companies and product offerings continue to expand, these companies could become increasingly sensitive to short product cycles and aggressive pricing.
TELECOMMUNICATIONS PORTFOLIO: COMPANIES ENGAGED IN THE DEVELOPMENT, MANUFACTURE, OR SALE OF COMMUNICATIONS SERVICES OR COMMUNICATIONS EQUIPMENT. Companies in the telecommunications field offer a variety of
services and products, including local and long   -    distance telephone
service; cellular, paging, local and wide area product networks; satellite, microwave and cable television; and equipment used to provide these
products and services. Long   -    distance telephone companies may also
have interests in new technologies, such as fiber optics and data transmission.
Telephone operating companies are subject to both federal and state regulation affecting permitted rates of return and the kinds of services that may be offered. Telephone companies usually pay an
above   -    average dividend. However, the fund's investment decisions are based primarily upon capital appreciation potential rather than income
considerations. Certain types of companies    in which     the fund    may
invest     are engaged in fierce competition for a share of the market for
their products. In recent years, these companies    have been     providing
goods or services such as private and local area networks, or engaged in the sale of telephone set equipment.
TRANSPORTATION PORTFOLIO: COMPANIES ENGAGED IN PROVIDING TRANSPORTATION SERVICES OR COMPANIES ENGAGED IN THE DESIGN, MANUFACTURE, DISTRIBUTION, OR
SALE OF TRANSPORTATION EQUIPMENT. Transportation services    may
include,    for example, companies i    n   volved in     the movement of
freight or people such as airline, railroad, ship, truck, and bus companies. Other service companies include those that provide
auto   mobile,     truck, container, rail car, and plane leasing and
maintenance. Equipment manufacturers include makers of trucks, autos, planes, containers, rail cars, or any other mode of transportation and their related products. In addition, the fund may invest in companies that
sell fue   l-    saving devices to the transportation industries and those
that sell insurance and software developed primarily for transportation companies.
Risk factors that affect transportation stocks include the state of the economy, fuel prices, labor agreements, and insurance costs. Transportation stocks are cyclical and have occasional sharp price movements. The U.S. trend has been to deregulate these industries, which could have a favorable long-term effect, but future government decisions may adversely affect these companies.
UTILITIES GROWTH PORTFOLIO: COMPANIES IN THE PUBLIC UTILITIES INDUSTRY AND COMPANIES DERIVING A MAJORITY OF THEIR REVENUES FROM THEIR PUBLIC UTILITY
OPERATIONS.    The fund may invest in     companies engaged in the
manufacture, production, generation, transmission and sale of gas and
electric energy;    water supply, waste disposal and sewerage and sanitary
service companies;     and companies engaged in the communications field,
including telephone, telegraph, satellite, microwave and the provision of other communication facilities for the public benefit (not including companies involved in public broadcasting). Public utility stocks have traditionally produced above-average dividend income, but the fund's investments are made based on capital appreciation potential. The fund may not own more than 5% of the outstanding voting securities of more than one public utility company as defined by the Public Utility Holding Company Act of 1935. This policy is non-fundamental and may be changed by the Board of Trustees.
   THE FOLLOWING PAGES CONTAIN MORE DETAILED INFORMATION ABOUT TYPES OF INSTRUMENTS IN WHICH A FUND MAY INVEST, STRATEGIES FMR MAY EMPLOY IN PURSUIT OF A FUND'S INVESTMENT OBJECTIVE, AND A SUMMARY OF RELATED RISKS. FMR MAY NOT BUY ALL OF THESE INSTRUMENTS OR USE ALL OF THESE TECHNIQUES
UNLESS IT BELIEVES THAT DOING SO WILL HELP THE FU    ND ACHIEVE ITS GOAL.
AFFILIATED BANK TRANSACTIONS. A fund may engage in transactions with financial institutions that are, or may be considered to be, "affiliated
persons" of the fund under the 1940    Act.     These transactions may
include repurchase agreements with custodian banks; short-term obligations of, and repurchase agreements with, the 50 largest U.S. banks (measured by deposits); municipal securities; U.S. Government securities with affiliated financial institutions that are primary dealers in these securities; short-term currency transactions; and short-term borrowings. In accordance with exemptive orders issued by the SEC, the Board of Trustees has established and periodically reviews procedures applicable to transactions involving affiliated financial institutions.
ASSET-BACKED SECURITIES include pools of mortgages, loans, receivables or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities and, in certain cases, supported by letters of credit, surety bonds, or other credit enhancements. The value of asset-backed securities may also be affected by the creditworthiness of the servicing agent for the pool, the originator of the loans or receivables, or the entities providing the credit support.
CLOSED-END INVESTMENT COMPANIES.    A     fund may purchase the shares of
closed-end investment companies to facilitate investment in certain countries. Shares of closed-end investment companies may trade at a premium or a discount to their net asset value.
       DELAYED-DELIVERY TRANSACTIONS.    A fund may buy and sell securities
on a delayed-delivery or when-issued basis. These transactions involve a commitment by a fund to purchase or sell specific securities at a
predetermined price     or yield, with payment and delivery taking place
after the customary settlement period for that type of security. Typically, no interest accrues to the purchaser until the security is delivered.
   The stock funds may receive fees for entering into delayed-delivery transactions.
When purchasing securities on a delayed-delivery basis,    a     fund
assumes the rights and risks of ownership, including the risk of price and
yield fluctuations. Because    a     fund is not required to pay for
securities until the delivery date, these risks are in addition to the
risks associated with the fund's other investments. If    a     fund
remains substantially fully invested at a time when delayed-delivery purchases are outstanding, the delayed-delivery purchases may result in a
form of leverage. When delayed-delivery purchases are outstanding,    a
fund will set aside appropriate liquid assets in a segregated custodial
account to cover its purchase obligations. When    a     fund has sold a
security on a delayed-delivery basis, the fund does not participate in further gains or losses with respect to the security. If the other party to a delayed-delivery transaction fails to deliver or pay for the securities, the fund could miss a favorable price or yield opportunity, or could suffer a loss.
   A     fund may renegotiate delayed-delivery transactions after they are entered into, and may sell underlying securities before they are delivered, which may result in capital gains or losses.
DOMESTIC AND FOREIGN ISSUERS (MONEY MARKET FUND). Investments may be made in U.S. dollar-denominated time deposits, certificates of deposit, and bankers' acceptances of U.S. banks and their branches located outside of the United States, U.S. branches and agencies of foreign banks, and foreign branches of foreign banks. The fund may also invest in U.S. dollar-denominated securities issued or guaranteed by other U.S. or foreign issuers, including U.S. and foreign corporations or other business organizations, foreign governments, foreign government agencies or instrumentalities, and U.S. and foreign financial institutions, including savings and loan institutions, insurance companies, mortgage bankers, and real estate investment trusts, as well as banks.
The obligations of foreign branches of U.S. banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by governmental regulation. Payment of interest and principal on these obligations may also be affected by governmental action in the country of domicile of the branch (generally referred to as sovereign risk). In addition, evidence of ownership of portfolio securities may be held outside of the United States and the fund may be subject to the risks associated with the holding of such property overseas. Various provisions of federal law governing the establishment and operation of U.S. branches do not apply to foreign branches of U.S. banks.
Obligations of U.S. branches and agencies of foreign banks may be general obligations of the parent bank in addition to the issuing branch, or may be limited by the terms of a specific obligation and by federal and state regulation, as well as by governmental action in the country in which the foreign bank has its head office.
Obligations of foreign issuers involve certain additional risks. These risks may include future unfavorable political and economic developments, withholding taxes, seizures of foreign deposits, currency controls, interest limitations, or other governmental restrictions that might affect payment of principal or interest, or the ability to honor a credit commitment. Additionally, there may be less public information available about foreign entities. Foreign issuers may be subject to less governmental regulation and supervision than U.S. issuers. Foreign issuers also generally are not bound by uniform accounting, auditing, and financial reporting requirements comparable to those applicable to U.S. issuers.
FOREIGN CURRENCY TRANSACTIONS.    A stock fund may conduct foreign currency
transactions on a spot (i.e., cash) or forward basis (i.e., by entering into forward contracts to purchase or sell foreign currencies). Although foreign exchange dealers generally do not charge a fee for such conversions, they do realize a profit based on the difference between the prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency at one rate, while offering a lesser rate of exchange should the counterparty desire to resell that currency to the dealer. Forward contracts are customized transactions that require a specific amount of a currency to be delivered at a specific exchange rate on a specific date or range of dates in the future. Forward contracts are generally traded in an interbank market directly between
currency traders (usually large commercial banks)     and their customers.
The parties to a forward contract may agree to offset or terminate the
contract before its maturity, or may hold    the contract to maturity and
complete the contemplated currency exchange. A fund may use currency forward contracts for any purpose consistent with its investment objective. The following discussion summarizes the principal currency management strategies involving forward contracts that could be used by a fund. A fund may also use swap agreements, indexed securities, and options and futures contracts relating to foreign currencies for the same purposes.
A "settlement hedge" or "transaction hedge" is designed to protect a fund against an adverse change in foreign currency values between the date a security is purchased or sold and the date on which payment is made or received. Entering into a forward contract for the purchase or sale of the amount of foreign currency involved in an underlying security transaction for a fixed amount of U.S. dollars "locks in" the U.S. dollar price of the security. Forward contracts to purchase or sell a foreign currency may also be used by a fund in anticipation of future purchases or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected by FMR.
A fund     may also use forward contracts to hedge against a decline in the value of existing investments denominated in foreign currency. For example, if a fund owned securities denominated in pounds sterling, it could enter into a forward contract to sell pounds sterling in return for U.S. dollars to hedge against possible declines in the pound's value. Such a hedge, sometimes referred to as a "position hedge," would tend to offset both positive and negative currency fluctuations, but would not offset changes in security values caused by other factors. A fund could also hedge the
position by selling another currency expected to perform    similarly to
the pound sterling. This type of hedge, sometimes referred to as a "proxy
hedge," could offer advantages in terms of     cost, yield, or efficiency,
but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated.
   A     fund may enter into forward contracts to shift its investment
exposure from one currency into another. This may include    shifting
exposure from U.S. dollars to a foreign currency, or from one foreign
currency to another foreign currency. This type of     strategy, sometimes
known as a "cross-hedge," will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. Cross-hedges protect against losses resulting from a decline in the hedged currency, but will cause a fund to assume the risk of fluctuations in the value of the currency it purchases.
Under certain conditions, SEC guidelines require mutual funds to set aside appropriate liquid assets in a segregated custodial account to cover currency forward contracts. As required by SEC guidelines, a fund will segregate assets to cover currency forward contracts, if any, whose purpose is essentially speculative. A fund will not segregate assets to cover forward contracts entered into for hedging purposes, including settlement hedges, position hedges, and proxy hedges.
   Successful use of currency management strategies will depend on FMR's
skill in analyzing currency values. Currency ma    nagement strategies may
substantially change a fund's investment exposure to changes in currency exchange rates and could result in losses to a fund if currencies do not perform as FMR anticipates. For example, if a currency's value rose at a
time when FMR had    hedged a fund by selling that currency in exchange for
dollars, a fund would not participate in the currency's appreciation. If
FMR     hedges currency exposure through proxy hedges, a fund could realize
currency losses from both the hedge and the security posi   tion if the two
currencies do not move in tandem. Similarly    , if FMR increases a fund's
exposure to a foreign currency and that currency's value declines, a fund will realize a loss. There is no assurance that FMR's use of currency management strategies will be advantageous to a fund or that it will hedge
at appropriate time   s    .
FUNDS' RIGHTS AS A SHAREHOLDER. The        funds do not intend to direct or
administer the day-to-day operations of any company. Each fund, however, may exercise its rights as a shareholder and may communicate its views on important matters of policy to management, the Board of Directors, and shareholders of a company when FMR determines that such matters could have a significant effect on the value of the fund's investment in the company. The activities that a fund may engage in, either individually or in conjunction with others, may include, among others, supporting or opposing proposed changes in a company's corporate structure or business activities; seeking changes in a company's directors or management; seeking changes in a company's direction or policies; seeking the sale or reorganization of the company or a portion of its assets; or supporting or opposing third party takeover efforts. This area of corporate activity is increasingly prone to litigation and it is possible that a fund could be involved in lawsuits related to such activities. FMR will monitor such activities with a view to mitigating, to the extent possible, the risk of litigation against a fund and the risk of actual liability if a fund is involved in litigation. No guarantee can be made, however, that litigation against a fund will not be undertaken or liabilities incurred.
FUTURES AND OPTIONS. The following sections pertain to futures and options:
Asset Coverage for Futures and Options Positions, Combined Positions, Correlation of Price Changes, Futures Contracts, Futures Margin Payments, Limitations on Futures and Options Transactions, Liquidity of Options and Futures Contracts, Options and Futures Relating to Foreign Currencies, OTC Options, Purchasing Put and Call Options, and Writing Put and Call Options. ASSET COVERAGE FOR FUTURES AND OPTIONS POSITIONS. The funds will comply with guidelines established by the Securities and Exchange Commission with respect to coverage of options and futures strategies by mutual funds, and if the guidelines so require will set aside appropriate liquid assets in a segregated custodial account in the amount prescribed. Securities held in a segregated account cannot be sold while the futures or option strategy is outstanding, unless they are replaced with other suitable assets. As a result, there is a possibility that segregation of a large percentage of a fund's assets could impede portfolio management or the fund's ability to meet redemption requests or other current obligations.
COMBINED POSITIONS. A fund may purchase and write options in combination with each other, or in combination with futures or forward contracts, to adjust the risk and return characteristics of the overall position. For example, a fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.
CORRELATION OF PRICE CHANGES. Because there are a limited number of types of exchange-traded options and futures contracts, it is likely that the standardized contracts available will not match a fund's current or anticipated investments exactly. The funds may invest in options and futures contracts based on securities with different issuers, maturities, or other characteristics from the securities in which they typically invest, which involves a risk that the options or futures position will not track the performance of a fund's other investments.
Options and futures prices can also diverge from the prices of their underlying instruments, even if the underlying instruments match a fund's investments well. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument, and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect correlation may also result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded, or from imposition of daily price fluctuation limits or trading halts. A fund may purchase or sell options and futures contracts with a greater or lesser value than the securities it wishes to hedge or intends to purchase in order to attempt to compensate for differences in volatility between the contract and the securities, although this may not be successful in all cases. If price changes in a fund's options or futures positions are poorly correlated with its other investments, the positions may fail to produce anticipated gains or result in losses that are not offset by gains in other investments. FUTURES CONTRACTS. When a fund purchases a futures contract, it agrees to purchase a specified underlying instrument at a specified future date. When a fund sells a futures contract, it agrees to sell the underlying instrument at a specified future date. The price at which the purchase and sale will take place is fixed when the fund enters into the contract. Some currently available futures contracts are based on specific securities, such as U.S. Treasury bonds or notes, and some are based on indices of
securities    prices, such as the Standard & Poor's 500 Index (S&P 500).
Futures c    an be held until their delivery dates, or can be closed out before then if a liquid secondary market is available.
The value of a futures contract tends to increase and decrease in tandem with the value of its underlying instrument. Therefore, purchasing futures contracts will tend to increase a fund's exposure to positive and negative price fluctuations in the underlying instrument, much as if it had purchased the underlying instrument directly. When a fund sells a futures contract, by contrast, the value of its futures position will tend to move in a direction contrary to the market. Selling futures contracts, therefore, will tend to offset both positive and negative market price changes, much as if the underlying instrument had been sold.
FUTURES MARGIN PAYMENTS. The purchaser or seller of a futures contract is not required to deliver or pay for the underlying instrument unless the contract is held until the delivery date. However, both the purchaser and seller are required to deposit "initial margin" with a futures broker, known as a futures commission merchant (FCM), when the contract is entered into. Initial margin deposits are typically equal to a percentage of the contract's value. If the value of either party's position declines, that party will be required to make additional "variation margin" payments to settle the change in value on a daily basis. The party that has a gain may be entitled to receive all or a portion of this amount. Initial and variation margin payments do not constitute purchasing securities on margin for purposes of a fund's investment limitations. In the event of the bankruptcy of an FCM that holds margin on behalf of a fund, the fund may be entitled to return of margin owed to it only in proportion to the amount received by the FCM's other customers, potentially resulting in losses to the fund.
LIMITATIONS ON FUTURES AND OPTIONS TRANSACTIONS. Each fund has filed a notice of eligibility for exclusion from the definition of the term "commodity pool operator" with the Commodity Futures Trading Commission
(CFTC) and the National Futures Association, which regulate trading in the futures markets. The stock funds intend to comply with Rule 4.5 under the Commodity Exchange Act, which limits the extent to which the funds can commit assets to initial margin deposits and option premiums.
In addition, each fund will not: (a) sell futures contracts, purchase put options, or write call options if, as a result, more than 25% of the fund's total assets would be hedged with futures and options under normal conditions; (b) purchase futures contracts or write put options if, as a result, the fund's total obligations upon settlement or exercise of purchased futures contracts and written put options would exceed 25% of its total assets; or (c) purchase call options if, as a result, the current value of option premiums for call options purchased by the fund would exceed 5% of the fund's total assets. These limitations do not apply to options attached to or acquired or traded together with their underlying securities, and do not apply to securities that incorporate features similar to options.
The above limitations on the funds' investments in futures contracts and options, and the funds' policies regarding futures contracts and options
discussed elsewhere in this    SAI    , are not fundamental policies and
may be changed as regulatory agencies permit.
LIQUIDITY OF OPTIONS AND FUTURES CONTRACTS. There is no assurance a liquid secondary market will exist for any particular options or futures contract at any particular time. Options may have relatively low trading volume and liquidity if their strike prices are not close to the underlying instrument's current price. In addition, exchanges may establish daily price fluctuation limits for options and futures contracts, and may halt trading if a contract's price moves upward or downward more than the limit in a given day. On volatile trading days when the price fluctuation limit is reached or a trading halt is imposed, it may be impossible for a fund to enter into new positions or close out existing positions. If the secondary market for a contract is not liquid because of price fluctuation limits or otherwise, it could prevent prompt liquidation of unfavorable positions, and potentially could require a fund to continue to hold a position until delivery or expiration regardless of changes in its value. As a result, a fund's access to other assets held to cover its options or futures positions could also be impaired.
OPTIONS AND FUTURES RELATING TO FOREIGN CURRENCIES. Currency futures contracts are similar to forward currency exchange contracts, except that they are traded on exchanges (and have margin requirements) and are standardized as to contract size and delivery date. Most currency futures contracts call for payment or delivery in U.S. dollars. The underlying instrument of a currency option may be a foreign currency, which generally is purchased or delivered in exchange for U.S. dollars, or may be a futures contract. The purchaser of a currency call obtains the right to purchase the underlying currency, and the purchaser of a currency put obtains the right to sell the underlying currency.
The uses and risks of currency options and futures are similar to options and futures relating to securities or indices, as discussed above. The funds may purchase and sell currency futures and may purchase and write currency options to increase or decrease their exposure to different foreign currencies. A fund may also purchase and write currency options in conjunction with each other or with currency futures or forward contracts. Currency futures and options values can be expected to correlate with exchange rates, but may not reflect other factors that affect the value of a fund's investments. A currency hedge, for example, should protect a Yen-denominated security from a decline in the Yen, but will not protect a fund against a price decline resulting from deterioration in the issuer's creditworthiness. Because the value of a fund's foreign-denominated investments changes in response to many factors other than exchange rates, it may not be possible to match the amount of currency options and futures to the value of the fund's investments exactly over time.
OTC OPTIONS. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size, and strike price, the terms of over-the-counter (OTC) options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the funds greater flexibility to tailor an option to its needs, OTC options generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.
PURCHASING PUT AND CALL OPTIONS. By purchasing a put option, a fund obtains the right (but not the obligation) to sell the option's underlying instrument at a fixed strike price. In return for this right, the fund pays the current market price for the option (known as the option premium). Options have various types of underlying instruments, including specific securities, indices of securities prices, and futures contracts. The fund may terminate its position in a put option it has purchased by allowing it to expire or by exercising the option. If the option is allowed to expire, the fund will lose the entire premium it paid. If the fund exercises the option, it completes the sale of the underlying instrument at the strike price. A fund may also terminate a put option position by closing it out in the secondary market at its current price, if a liquid secondary market exists.
The buyer of a typical put option can expect to realize a gain if security prices fall substantially. However, if the underlying instrument's price does not fall enough to offset the cost of purchasing the option, a put buyer can expect to suffer a loss (limited to the amount of the premium paid, plus related transaction costs).
The features of call options are essentially the same as those of put options, except that the purchaser of a call option obtains the right to purchase, rather than sell, the underlying instrument at the option's strike price. A call buyer typically attempts to participate in potential price increases of the underlying instrument with risk limited to the cost of the option if security prices fall. At the same time, the buyer can expect to suffer a loss if security prices do not rise sufficiently to offset the cost of the option.
WRITING PUT AND CALL OPTIONS. When a fund writes a put option, it takes the opposite side of the transaction from the option's purchaser. In return for receipt of the premium, the fund assumes the obligation to pay the strike price for the option's underlying instrument if the other party to the option chooses to exercise it. When writing an option on a futures contract, the fund will be required to make margin payments to an FCM as described above for futures contracts. A fund may seek to terminate its position in a put option it writes before exercise by closing out the option in the secondary market at its current price. If the secondary market is not liquid for a put option the fund has written, however, the fund must continue to be prepared to pay the strike price while the option is outstanding, regardless of price changes, and must continue to set aside assets to cover its position.
If security prices rise, a put writer would generally expect to profit, although its gain would be limited to the amount of the premium it received. If security prices remain the same over time, it is likely that the writer will also profit, because it should be able to close out the option at a lower price. If security prices fall, the put writer would expect to suffer a loss. This loss should be less than the loss from purchasing the underlying instrument directly, however, because the premium received for writing the option should mitigate the effects of the decline. Writing a call option obligates a fund to sell or deliver the option's underlying instrument, in return for the strike price, upon exercise of the option. The characteristics of writing call options are similar to those of writing put options, except that writing calls generally is a profitable strategy if prices remain the same or fall. Through receipt of the option premium, a call writer mitigates the effects of a price decline. At the same time, because a call writer must be prepared to deliver the underlying instrument in return for the strike price, even if its current value is greater, a call writer gives up some ability to participate in security price increases.
ILLIQUID INVESTMENTS are investments that cannot be sold or disposed of in the ordinary course of business at approximately the prices at which they are valued. Under the supervision of the Board of Trustees, FMR determines the liquidity of a fund's investments and, through reports from FMR, the Board monitors investments in illiquid instruments. In determining the liquidity of a fund's investments, FMR may consider various factors, including (1) the frequency of trades and quotations, (2) the number of dealers and prospective purchasers in the marketplace, (3) dealer undertakings to make a market, (4) the nature of the security (including any demand or tender features), and (5) the nature of the marketplace for trades (including the ability to assign or offset the fund's rights and obligations relating to the investment).
For the money market fund, investments currently considered by the fund to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days. Also, FMR may determine some restricted securities and time deposits to be illiquid. Investments currently considered by the stock funds to be illiquid include repurchase agreements not entitling the holder to payment of principal and interest within seven days, over-the-counter options, and non-government stripped fixed-rate mortgage-backed securities. Also, FMR may determine some restricted securities, government-stripped fixed-rate mortgage-backed securities, loans and other direct debt instruments, emerging market securities, and swap agreements to be illiquid. However, with respect to over-the-counter options a fund writes, all or a portion of the value of the underlying instrument may be illiquid depending on the assets held to cover the option and the nature and terms of any agreement the fund may have to close out the option before expiration.
In the absence of market quotations, illiquid investments for the money market fund are valued for purposes of monitoring amortized cost valuation, and for the stock funds are priced, at fair value as determined in good faith by a committee appointed by the Board of Trustees. If through a change in values, net assets, or other circumstances, a fund were in a position where more than 10% of its net assets was invested in illiquid securities, it would seek to take appropriate steps to protect liquidity.
INDEXED SECURITIES.    A     fund may purchase securities whose prices are
indexed to the prices of other securities, securities indices, currencies, precious metals or other commodities, or other financial indicators. Indexed securities typically, but not always, are debt securities or deposits whose value at maturity or coupon rate is determined by reference to a specific instrument or statistic. Gold-indexed securities, for example, typically provide for a maturity value that depends on the price of gold, resulting in a security whose price tends to rise and fall together with gold prices. Currency-indexed securities typically are short-term to intermediate-term debt securities whose maturity values or interest rates are determined by reference to the values of one or more specified foreign currencies, and may offer higher yields than U.S. dollar-denominated securities of equivalent issuers. Currency-indexed securities may be positively or negatively indexed; that is, their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.
The performance of indexed securities depends to a great extent on the performance of the security, currency, or other instrument to which they are indexed, and may also be influenced by interest rate changes in the United States and abroad. At the same time, indexed securities are subject to the credit risks associated with the issuer of the security, and their values may decline substantially if the issuer's creditworthiness deteriorates. Recent issuers of indexed securities have included banks, corporations, and certain U.S. Government agencies. Indexed securities may be more volatile than the underlying instruments.
American Gold Portfolio,    Natural Resources Portfolio,     and Precious
Metals and Minerals Portfolio may consider purchasing securities indexed to the price of precious metals as an alternative to direct investments in precious metals. The funds will only buy precious metals-indexed securities when they are satisfied with the creditworthiness of the issuers liable for payment. The securities generally will earn a nominal rate of interest while held by a fund, and may have maturities of one year or more. In addition, the securities may be subject to being put by a fund to the issuer, with payment to be received on no more than seven days' notice. The put feature would ensure the liquidity of the notes in the absence of an active secondary market.
INTERFUND BORROWING AND LENDING PROGRAM. Pursuant to an exemptive order issued by the SEC, each fund has received permission to lend money to, and borrow money from, other funds advised by FMR or its affiliates. Interfund loans and borrowings normally extend overnight, but can have a maximum duration of seven days. Loans may be called on one day's notice. A fund will lend through the program only when the returns are higher than those available from an investment in repurchase agreements, and will borrow through the program only when the costs are equal to or lower than the cost of bank loans. A fund may have to borrow from a bank at a higher interest rate if an interfund loan is called or not renewed. Any delay in repayment to a lending fund could result in a lost investment opportunity or additional borrowing costs.
LOANS AND OTHER DIRECT DEBT INSTRUMENTS are interests in amounts owed by a corporate, governmental, or other borrower to another party. They may represent amounts owed to lenders or lending syndicates (loans and loan participations), to suppliers of goods or services (trade claims or other receivables), or to other parties. Direct debt instruments involve a risk of loss in case of default or insolvency of the borrower and may offer less legal protection to the fund in the event of fraud or misrepresentation. In addition, loan participations involve a risk of insolvency of the lending bank or other financial intermediary. Direct debt instruments may also include standby financing commitments that obligate a fund to supply additional cash to the borrower on demand.
LOWER-QUALITY DEBT SECURITIES.    A     fund may purchase lower-quality
debt securities (those rated below Baa by Moody's Investors Service, Inc. or BBB by Standard and Poor's, and unrated securities judged by FMR to be of equivalent quality) that have poor protection with respect to the payment of interest and repayment of principal or may be in default. These securities are often considered to be speculative and involve greater risk of loss or price changes due to changes in the issuer's capacity to pay. The market prices of lower-quality debt securities may fluctuate more than those of higher-quality debt securities and may decline significantly in periods of general economic difficulty, which may follow periods of rising interest rates.
While the market for high-yield corporate debt securities has been in existence for many years and has weathered previous economic downturns, the 1980s brought a dramatic increase in the use of such securities to fund highly leveraged corporate acquisitions and restructurings. Past experience may not provide an accurate indication of the future performance of the high-yield bond market, especially during periods of economic recession. The market for lower-quality debt securities may be thinner and less active than that for higher-quality debt securities, which can adversely affect the prices at which the former are sold. If market quotations are not available, lower-quality debt securities will be valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing high-yield corporate debt securities than is the case for securities for which more external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services to value lower-quality debt securities and a fund's ability to sell these securities.
Since the risk of default is higher for lower-quality debt securities, FMR's research and credit analysis are an especially important part of managing securities of this type held by a fund. In considering investments for the fund, FMR will attempt to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved, or is expected to improve in the future. FMR's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earnings prospects, and the experience and managerial strength of the issuer.
Each fund may choose, at its expense or in conjunction with others, to pursue litigation or otherwise to exercise its rights as a security holder to seek to protect the interests of security holders if it determines this to be in the best interest of the fund's shareholders.
MONEY MARKET SECURITIES are high-quality, short-term obligations. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets. For example, put features can be used to modify the maturity of a security or interest rate adjustment features can be used to enhance price stability. If the structure does not perform as intended, adverse tax or investment consequences may result. Neither the Internal Revenue Service (IRS) nor any other regulatory authority has ruled definitively on certain legal issues presented by structured securities. Future tax or other regulatory determinations could adversely affect the value, liquidity, or tax treatment of the income received from these securities or the nature and timing of distributions made by the fund.
MUNICIPAL SECURITIES are issued to raise money for a variety of public or private purposes, including general financing for state and local governments, or financing for specific projects or public facilities. They may be issued in anticipation of future revenues and may be backed by the full taxing power of a municipality, the revenues from a specific project, or the credit of a private organization. The value of some or all municipal securities may be affected by uncertainties in the municipal market related to legislation or litigation involving the taxation of municipal securities or the rights of municipal securities holders. A fund may own a municipal security directly or through a participation interest.
PUT FEATURES entitle the holder to sell a security back to the issuer or a third party at any time or at specified intervals. They are subject to the risk that the put provider is unable to honor the put feature (purchase the security). Put providers often support their ability to buy securities on demand by obtaining letters of credit or other guarantees from other entities. Demand features, standby commitments, and tender options are types of put features.
QUALITY AND MATURITY (MONEY MARKET FUND). Pursuant to procedures adopted by the Board of Trustees, the fund may purchase only high-quality securities that FMR believes present minimal credit risks. To be considered high-quality, a security must be rated in accordance with applicable rules in one of the two highest categories for short-term securities by at least two nationally recognized rating services (or by one, if only one rating service has rated the security); or, if unrated, judged to be of equivalent quality by FMR.
High-quality securities are divided into "first tier" and "second tier" securities. First tier securities are those deemed to be in the highest rating category (e.g., Standard & Poor's A-1), and second tier securities are those deemed to be in the second highest rating category (e.g., Standard & Poor's A-2). Split-rated securities may be determined to be either first tier or second tier based on applicable regulations.
The fund may not invest more than 5% of its total assets in second tier securities. In addition, the fund may not invest more than 1% of its total assets or $1 million (whichever is greater) in the second tier securities of a single issuer.
The fund currently intends to limit its investments to securities with remaining maturities of 397 days or less, and to maintain a dollar-weighted average maturity of 90 days or less. When determining the maturity of a security, the fund may look to an interest rate reset or demand feature. REAL ESTATE-RELATED INSTRUMENTS include real estate investment trusts, commercial and residential mortgage-backed securities, and real estate financings. Real estate-related instruments are sensitive to factors such as real estate values and property taxes, interest rates, cash flow of underlying real estate assets, overbuilding, and the management skill and creditworthiness of the issuer. Real estate-related instruments may also be affected by tax and regulatory requirements, such as those relating to the environment.
REPURCHASE AGREEMENTS. In a repurchase agreement, a fund purchases a security and simultaneously commits to sell that security back to the original seller at an agreed-upon price. The resale price reflects the purchase price plus an agreed-upon incremental amount which is unrelated to the coupon rate or maturity of the purchased security. To protect the fund from the risk that the original seller will not fulfill its obligation, the securities are held in an account of the fund at a bank, marked-to-market daily, and maintained at a value at least equal to the sale price plus the accrued incremental amount. While it does not presently appear possible to eliminate all risks from these transactions (particularly the possibility that the value of the underlying security will be less than the resale price, as well as delays and costs to a fund in connection with bankruptcy proceedings), it is each fund's current policy to engage in repurchase agreement transactions with parties whose creditworthiness has been reviewed and found satisfactory by FMR.
RESTRICTED SECURITIES generally can be sold in privately negotiated transactions, pursuant to an exemption from registration under the Securities Act of 1933, or in a registered public offering. Where registration is required, a fund may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time it may be permitted to sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, a fund might obtain a less favorable price than prevailed when it decided to seek registration of the security. However, in general, the money market fund anticipates holding restricted securities to maturity or selling them in an exempt transaction.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, a fund sells a portfolio instrument to another party, such as a bank or broker-dealer, in return for cash and agrees to repurchase the instrument at a particular price and time. While a reverse repurchase agreement is outstanding, the fund will maintain appropriate liquid assets in a segregated custodial account to cover its obligation under the agreement. A fund will enter into reverse repurchase agreements only with parties whose creditworthiness has been found satisfactory by FMR. Such transactions may increase fluctuations in the market value of the fund's assets and may be viewed as a form of leverage.
SECURITIES LENDING.    A     stock fund may lend securities to parties such
as broker-dealers or institutional investors, including Fidelity Brokerage Services, Inc. (FBSI). FBSI is a member of the New York Stock Exchange and a subsidiary of FMR Corp.
Securities lending allows a fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied should the borrower fail financially, loans will be made only to parties deemed by FMR to be of good standing. Furthermore, they will only be made if, in FMR's judgment, the consideration to be earned from such loans would justify the risk.
FMR understands that it is the current view of the SEC Staff that a fund may engage in loan transactions only under the following conditions: (1) the fund must receive 100% collateral in the form of cash or cash equivalents (e.g., U.S. Treasury bills or notes) from the borrower; (2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the fund must be able to terminate the loan at any time; (4) the fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.
Cash received through loan transactions may be invested in any security in which a fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).
SHORT SALES "AGAINST THE BOX." A fund may sell securities short when it owns or has the right to obtain securities equivalent in kind or amount to the securities sold short. Short sales could be used to protect the net
asset value per share of the    money market     fund in anticipation of
increased interest rates, without sacrificing the current yield of the securities sold short. If a fund enters into a short sale against the box, it will be required to set aside securities equivalent in kind and amount to the securities sold short (or securities convertible or exchangeable into such securities) and will be required to hold such securities while
the short sale is outstanding. The fund    will     incur transaction
costs, including interest expenses, in connection with opening, maintaining, and closing short sales against the box.

SOURCES OF CREDIT OR LIQUIDITY SUPPORT. FMR may rely on its evaluation of the credit of a bank or other entity in determining whether to purchase a security supported by a letter of credit guarantee, put or demand feature, insurance or other source of credit or liquidity. In evaluating the credit of a foreign bank or other foreign entities, FMR will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment.
STRIPPED GOVERNMENT SECURITIES.        Stripped government securities are
created by separating the income and principal components of a    U.S.
Government security     and selling them separately. STRIPS (Separate
Trading of Registered Interest and Principal of Securities) are created when the coupon payments and the principal payment are stripped from an
outstanding    U.S.     Treasury    security     by a Federal Reserve Bank.
Privately stripped government securities are created when a dealer deposits
a    U.S.     Treasury security or    other U.S. Government     security
with a custodian for safekeeping.    The custodian issues separate receipts
for the     coupon payments and the principal payment,    which the dealer
then sells. Proprietary receipts,     such as Certificates of Accrual on
Treasury Securities (CATS)    and     Treasury Investment Growth Receipts
(TIGRS), and generic    receipts, such as     Treasury Receipts (TRs), are
   privately     stripped U.S. Treasury securities.
   Because the SEC does not consider privately stripped government securities to be U.S. Government securities for purposes of Rule 2a-7, the money market fund must evaluate them as it would non-government securities pursuant to regulatory guidelines applicable to all money market funds. SWAP AGREEMENTS. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a fund's exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The stock funds are not limited to any particular form of swap agreement if FMR determines it is consistent with a fund's investment objective and policies.
In a typical cap or floor agreement, one party agrees to make payments only under specified circumstances, usually in return for payment of a fee by the other party. For example, the buyer of an interest rate cap obtains the right to receive payments to the extent that a specified interest rate exceeds an agreed-upon level, while the seller of an interest rate floor is obligated to make payments to the extent that a specified interest rate falls below an agreed-upon level. An interest rate collar combines elements of buying a cap and selling a floor.
Swap agreements will tend to shift a fund's investment exposure from one type of investment to another. For example, if the fund agreed to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the fund's exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Caps and floors have an effect similar to buying or writing options. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a fund's investments and its share price.
The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a fund. If a swap agreement calls for payments by the fund, the fund must be prepared to make such payments when due. In addition, if the counterparty's creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses. Each fund expects to be able to eliminate its exposure under swap agreements either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party.
   A     fund will maintain appropriate liquid assets in a segregated custodial account to cover its current obligations under swap agreements. If a fund enters into a swap agreement on a net basis, it will segregate assets with a daily value at least equal to the excess, if any, of the fund's accrued obligations under the swap agreement over the accrued amount the fund is entitled to receive under the agreement. If a fund enters into a swap agreement on other than a net basis, it will segregate assets with a value equal to the full amount of the fund's accrued obligations under the agreement.
VARIABLE AND FLOATING RATE SECURITIES    (MONEY MARKET FUND    ) provide
for periodic adjustments of the interest rate paid on the security. Variable rate securities provide for a specified periodic adjustment in the interest rate, while floating rate securities have interest rates that change whenever there is a change in a designated benchmark rate. Some variable or floating rate securities have put features.
PORTFOLIO TRANSACTIONS
All orders for the purchase or sale of portfolio securities are placed on behalf of each fund by FMR pursuant to authority contained in the management contract. If FMR grants investment management authority to the sub-advisers (see the section entitled "Management Contracts"), the sub-advisers are authorized to place orders for the purchase and sale of portfolio securities, and will do so in accordance with the policies described below. FMR is also responsible for the placement of transaction orders for other investment companies and accounts for which it or its affiliates act as investment adviser. Securities purchased and sold by the money market fund will generally be traded on a net basis (i.e., without commission). In selecting broker-dealers, subject to applicable limitations of the federal securities laws, FMR considers various relevant factors, including, but not limited to: the size and type of the transaction; the nature and character of the markets for the security to be purchased or sold; the execution efficiency, settlement capability, and financial condition of the broker-dealer firm; the broker-dealer's execution services rendered on a continuing basis; the reasonableness of any commissions;
and         arrangements for payment of fund expenses. Generally,
commissions for investments traded on foreign exchanges will be higher than for investments traded on U.S. exchanges and may not be subject to negotiation.
The funds may execute portfolio transactions with broker-dealers who provide research and execution services to the funds or other accounts over which FMR or its affiliates exercise investment discretion. Such services may include advice concerning the value of securities; the advisability of investing in, purchasing, or selling securities; and the availability of securities or the purchasers or sellers of securities. In addition, such broker-dealers may furnish analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, and performance of accounts; effect securities transactions, and perform functions incidental thereto (such as clearance and settlement). FMR maintains a listing of broker-dealers who provide such services on a regular basis. However, as many transactions on behalf of the money market fund are placed with broker-dealers (including broker-dealers on the list) without regard to the furnishing of such services, it is not possible to estimate the proportion of such transactions directed to such broker-dealers solely because such services were provided. The selection of such broker-dealers generally is made by FMR (to the extent possible consistent with execution considerations) in accordance with a ranking of broker-dealers determined periodically by FMR's investment staff based upon the quality of research and execution services provided. The selection of such broker-dealers for the money market fund generally is made by FMR (to the extent possible consistent with execution considerations) based upon the quality of research and execution services provided.
The receipt of research from broker-dealers that execute transactions on behalf of the funds may be useful to FMR in rendering investment management services to the funds or its other clients, and conversely, such research provided by broker-dealers who have executed transaction orders on behalf of other FMR clients may be useful to FMR in carrying out its obligations to the funds. The receipt of such research has not reduced FMR's normal independent research activities; however, it enables FMR to avoid the additional expenses that could be incurred if FMR tried to develop comparable information through its own efforts.
Subject to applicable limitations of the federal securities laws, broker-dealers may receive commissions for agency transactions that are in excess of the amount of commissions charged by other broker-dealers in recognition of their research and execution services. In order to cause each fund to pay such higher commissions, FMR must determine in good faith that such commissions are reasonable in relation to the value of the brokerage and research services provided by such executing broker-dealers, viewed in terms of a particular transaction or FMR's overall responsibilities to the funds and its other clients. In reaching this determination, FMR will not attempt to place a specific dollar value on the brokerage and research services provided, or to determine what portion of the compensation should be related to those services.
FMR is authorized to use research services provided by, and to place portfolio transactions with, brokerage firms that have provided assistance in the distribution of shares of the funds or shares of other Fidelity funds to the extent permitted by law. FMR may use research services provided by and place agency transactions with Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Brokerage Services (FBS), subsidiaries of FMR Corp., if the commissions are fair, reasonable, and comparable to commissions charged by non-affiliated, qualified brokerage firms for similar services. From September 1992 through December 1994, FBS operated under the name Fidelity Brokerage Services Limited, Inc. (FBSL). As of
January 1995, FBSL was converted to an unlimited liability company an   d
assume    d the name FBS.
FMR may allocate brokerage transactions to broker-dealers who have entered into arrangements with FMR under which the broker-dealer allocates a portion of the commissions paid by each fund toward payment of the fund's expenses, such as transfer agent fees or custodian fees. The transaction quality must, however, be comparable to those of other qualified broker-dealers.
Section 11(a) of the Securities Exchange Act of 1934 prohibits members of national securities exchanges from executing exchange transactions for accounts which they or their affiliates manage, unless certain requirements are satisfied. Pursuant to such requirements, the Board of Trustees has authorized FBSI to execute portfolio transactions on national securities exchanges in accordance with approved procedures and applicable SEC rules. Each fund's Trustees periodically review FMR's performance of its responsibilities in connection with the placement of portfolio transactions on behalf of the funds and review the commissions paid by each fund over representative periods of time to determine if they are reasonable in relation to the benefits to the funds.
The stock funds'    (except Cyclical Industries and Natural Resources)
portfolio     turnover rates for the fiscal years ended February 28, 1997 and February 29, 1996 are presented in the table below. The stock funds' annual portfolio turnover rates may be substantially greater than those of other equity investment companies. The significantly higher or lower portfolio turnover rates from year to year are primarily the result of fluctuations in asset levels and FMR's assessment of changing economic conditions throughout each year for various industries. High turnover may also be the result of short-term shareholder trading activity which increases brokerage and operating costs. This shareholder activity may also result in required purchases or sales of portfolio securities at
disadvantageous times.    Cyclical Industries' and Natural Resources'
annualized portfolio turnover rates are not expected to exceed 200% in the first fiscal period.
TURNOVER RATES                           FISCAL 1997       FISCAL 1996

Air Transportation                        469%              504%

American Gold                             63%               56%

Automotive                                175%              61%

Biotechnology                             41%               67%

Brokerage and Investment Management       16%               166%

Chemicals                                 207%              87%

Computers                                 255%              129%

Construction and Housing                  270%              139%

Consumer Industries                       340%              601%

Defense and Aerospace                     219%              267%

Developing Communications                 202%              249%

Electronics                               341%                 366    %

Energy                                    87%               97%

Energy Service                            167%              223%

Environmental Services                    252%              138%

Financial Services                        80%                  125    %

Food and Agriculture                      91%                  124    %

Health Care                               59%                  54    %

Home Finance                              78%                  81    %

Industrial Equipment                      261%                 115    %

Industrial Materials                      105%                 138    %

Insurance                                 142%                 164    %

Leisure                                   127%                 141    %

Medical Delivery                          78%                  132    %

Multimedia                                99%                  223    %

Natural Gas                               283%                 79    %

Paper and Forest Products                 180%                 78    %

Precious Metals and Minerals              54%                  53    %

Regional Banks                            43%                  103    %

Retailing                                 278%                 235    %

Software and Computer Services            279%                 183    %

Technology                                549%                 112    %

Telecommunications                        175%                 89    %

Transportation                            148%                 175    %

Utilities Growth                          31%                  65    %

   The brokerage commissions incurred by each equity fund (except Cyclical Industries and Natural Resources) for the fiscal years ended February 1997, 1996, and 1995 are also listed in the table on page . Any significant changes in brokerage commissions paid by the funds from year to year are primarily a result of changing asset levels throughout the year. During the fiscal period ended February 1997, the funds paid commissions to brokerage firms that provided research services, although the provision of such services was not necessarily a factor in the placement of all of this business with these firms.
BROKERAGE COMMISSIONS. The table on page lists the total brokerage commissions; the percentage of brokerage commissions paid to brokerage firms that provided research services; and the dollar amount of commissions
paid to FBSI and FBS for fiscal    1997,     1996,    and     1995. The
tables also list the percentage of each fund's aggregate brokerage
commissions paid to FBSI and FBS during the 199   7    , 199   6    , and
199   5     fiscal years, as well as the percentage of each fund's
aggregate dollar amount of transactions executed through FBSI and FBS
during the same periods   .
         % of % of
       % of % of Transactions Transactions
Fiscal  % Paid to   Commissions Commissions Effected Effected
Period Ended  Firms Providing   Paid Paid  through through
February    28     Total Research To FBSI To FBS To FBSI To FBS FBSI FBS

AIR TRANSPORT-
ATION

   1997          $ 588,326       85%          $ 110,395           $ 609            19%           0           33%           0

1996             $ 686,690    95%          $ 108,868           $ 12,126         16%           2%          38%           1%

1995             $ 44,221     95%          $ 11,047            $ 858            25%           2%          56%           1%



AMERICAN
GOLD

1997            $ 898,281      94%   $ 82,611    $ 0         9%     0      14%    0

1996            $ 890,082      95%   $ 341,569   $ 0         38%    0      47%    0

1995            $ 434,646      96%   $ 66,393    $ 0         15%    0      28%    0

AUTOMOTIVE

1997            $ 422,985      90%   $ 66,744    $ 23,371    16%    6%     27%    3%

1996            $ 101,868      89%   $ 13,806    $ 9,408     14%    9%     26%    8%

1995            $ 261,551      92%   $ 62,506    $ 6,340     24%    2%     33%    1%

BIOTECHNOLOGY

1997            $ 466,616      64%   $ 62,674    $ 1,784     13%    0      23%    0

1996            $ 514,556      92%   $ 141,230   $ 22,319    27%    4%     41%    2%

1995            $ 269,543      98%   $ 86,356    $ -0        32%    0      35%    0

BROKERAGE AND
INVESTMENT
MANAGEMENT

1997            $ 318,063      88%   $ 61,662    $ 0         19%    0      25%    0

1996            $ 152,008      88%   $ 18,355    $ 0         12%    0      25%    0

1995            $ 285,000      99%   $ 9,202     $ 0         3%     0      10%    0

CHEMICALS

1997            $ 442,545      85%   $ 71,711    $ 31,240    16%    7%     32%    4%

1996            $ 148,858      95%   $ 69,929    $ 452       47%    0      62%    0

1995            $ 299,801      85%   $ 92,389    $ 38,585    31%    13%    43%    0

COMPUTERS

1997            $ 1,247,598    93%   $ 198,215   $ 0         16%    0      23%    0

1996            $ 666,974      92%   $ 88,690    $ 0         13%    0      25%    0

1995            $ 340,960      98%   $ 154,477   $ 0         45%    0      59%

CONSTRUCTION
AND HOUSING

1997            $ 348,359      84%   $ 63,646    $ 0         18%    0      26%    0

1996            $ 145,931      88%   $ 27,836    $ 0         19%    0      32%    0

1995            $ 83,667       93%   $ 22,274    $ 0         27%    0      41%    0

CONSUMER
INDUSTRIES

1997            $ 121,479      72%   $ 29,979    $ 0         25%    0      36%    0

1996            $ 227,375      94%   $ 91,856    $ 0         40%    0      51%    0

1995            $ 37,144       95%   $ 14,756    $ 0         40%    0      50%    0

DEFENSE AND
AEROSPACE

1997            $ 170,650      80%   $ 24,182    $ 0         14%    0      28%    0

1996            $ 84,977       83%   $ 36,879    $ 0         43%    0      60%    0

1995            $ 12,412       97%   $ 6,197     $ 0         50%    0      69%    0

DEVELOPING
COMMUNICATI
ONS

1997            $ 657,790      83%   $ 92,344    $ 24,230    14%    4%     22%    3%

1996            $ 842,041      92%   $ 190,186   $ 10,041    23%    1%     29%    1%

1995            $ 815,766      97%   $ 178,340   $ 2,788     22%    0      31%    0

ELECTRONICS

1997            $ 2,768,382    91%   $ 595,711   $ 0         22%    0      32%    0

1996            $ 2,508,628    98%   $ 395,989   $ 0         16%    0      26%    0

1995            $ 311,242      97%   $ 138,231   $ 0         44%    0      53%    0


            % of % of
       % of % of Transactions Transactions
Fiscal  % Paid to   Commissions Commissions Effected Effected
Period Ended  Firms Providing   Paid Paid  through through
   February 28 Total Research To FBSI To FBS To FBSI To FBS FBSI FBS
ENERGY

1997     $ 275,437    95%   $ 53,327   $ 0    19%    0     28%    0

1996     $ 212,221    93%   $ 60,047   $ 0    28%    0     34%    0

1995     $ 284,436    91%   $ 96,604   $ 0    34%    0     45%    0


ENERGY SERVICE

1997             $ 971,677      83%   $ 263,380   $ 1,026     27%    0     34%    0

1996             $ 708,875      95%   $ 376,373   $ 0         53%    0     64%    0

1995             $ 227,450      91%   $ 105,206   $ 0         46%    0     52%    0

ENVIRONMENTAL
SERVICES

1997             $ 240,792      82%   $ 42,243    $ 0         18%    0     24%    0

1996             $ 128,959      95%   $ 36,310    $ 0         28%    0     35%    0

1995             $ 148,268      97%   $ 44,929    $ 0         30%    0     41%    0

FINANCIAL
SERVICES

1997             $ 330,933      96%   $ 77,580    $ 0         23%    0     36%    0

1996             $ 286,790      96%   $ 115,231   $ 0         40%    0     45%    0

1995             $ 246,696      97%   $ 56,906    $ 0         23%    0     34%    0

FOOD AND
AGRICULTURE

1997             $ 439,321      73%   $ 97,562    $ 0         22%    0     25%    0

1996             $ 367,085      88%   $ 213,864   $ 0         58%    0     67%    0

1995             $ 330,566      95%   $ 168,049   $ 0         51%    0     57%    0

HEALTH CARE

1997             $ 1,330,539    89%   $ 208,545   $ 19,436    16%    1%    31%    1%

1996             $ 946,588      88%   $ 226,621   $ 63,489    24%    7%    41%    4%

1995             $ 1,456,527    97%   $ 270,239   $ 2,567     19%    0     27%    0

HOME FINANCE

1997             $ 824,781      89%   $ 201,617   $ 0         24%    0     31%    0

1996             $ 584,457      97%   $ 139,402   $ 0         24%    0     30%    0

1995             $ 251,035      97%   $ 87,018    $ 0         35%    0     39%    0

INDUSTRIAL
EQUIPMENT

1997             $ 372,936      82%   $ 78,288    $ 1,152     21%    0     30%    0

1996             $ 178,940      93%   $ 65,425    $ 0         37%    0     51%    0

1995             $ 300,847      97%   $ 59,687    $ 0         20%    0     27%    0

INDUSTRIAL
MATERIALS

1997             $ 281,500      92%   $ 37,253    $ 0         13%    0     27%    0

1996             $ 628,984      94%   $ 112,184   $ 4,705     18%    1%    31%    1%

1995             $ 420,047      98%   $ 73,573    $ 0         18%    0     27%    0

INSURANCE

1997             $ 51,916       56%   $ 12,029    $ 0         23%    0     23%    0

1996             $ 52,255       87%   $ 28,422    $ 0         54%    0     65%    0

1995             $ 41,494       90%   $ 22,909    $ 0         55%    0     69%    0

LEISURE

1997             $ 234,434      85%   $ 56,198    $ 0         24%    0     31%    0

1996             $ 241,001      88%   $ 61,874    $ 0         26%    0     32%    0

1995             $ 216,511      88%   $ 55,302    $ 0         26%    0     37%    0

MEDICAL
DELIVERY

1997             $ 409,668      94%   $ 62,985    $ 0         15%    0     26%    0

1996             $ 430,449      94%   $ 101,216   $ 0         24%    0     33%    0

1995             $ 444,242      96%   $ 112,144   $ 0         25%    0     28%    0

MULTIMEDIA

1997             $ 181,181      84%   $ 19,584    $ 0         11%    0     16%    0

1996             $ 429,967      86%   $ 76,336    $ 0         18%    0     29%    0

1995             $ 79,153       93%   $ 12,190    $ 0         15%    0     25%    0

NATURAL GAS

1997             $ 591,400      84%   $ 75,903    $ 904       13%    0     14%    0

1996             $ 175,038      93%   $ 87,403    $ 0         50%    0     61%    0

1995             $ 441,760      92%   $ 165,488   $ 0         37%    0     47%    0


         % of % of
       % of % of Transactions Transactions
Fiscal  % Paid to   Commissions Commissions Effected Effected
Period Ended  Firms Providing   Paid Paid  through through
   February 28 Total Research To FBSI To FBS To FBSI To FBS FBSI FBS
PAPER AND
FOREST
PRODUCTS

1997        $ 104,451    72%   $ 22,646   $ 1,146    22%    1%    36%    1%

1996        $ 175,147    92%   $ 40,660   $ 1,839    23%    1%    48%    1%

1995        $ 317,019    90%   $ 71,722   $ 0        23%    0     46%    0


PRECIOUS
METALS AND
MINERALS

1997            $ 655,032      95%   $ 43,075    $ 0         7%     0     12%    0

1996            $ 668,532      90%   $ 179,259   $ 0         27%    0     33%    0

1995            $ 466,587      91%   $ 40,501    $ 0         9%     0     17%    0

REGIONAL
BANKS

1997            $ 385,163      89%   $ 86,165    $ 0         22%    0     32%    0

1996            $ 346,066      88%   $ 101,949   $ 0         29%    0     35%    0

1995            $ 243,598      93%   $ 83,609    $ 0         34%    0     44%    0

RETAILING

1997            $ 1,026,572    86%   $ 250,241   $ 0         24%    0     32%    0

1996            $ 144,844      90%   $ 55,131    $ 0         38%    0     50%    0

1995            $ 519,888      97%   $ 163,684   $ 0         31%    0     45%    0

SOFTWARE AND
COMPUTER
SERVICES

1997            $ 559,248      90%   $ 86,634    $ 0         15%    0     24%    0

1996            $ 317,440      97%   $ 42,554    $ 0         13%    0     23%    0

1995            $ 304,193      99%   $ 49,029    $ 0         16%    0     29%    0

TECHNOLOGY

1997            $1,737,289     88%   $ 339,229   $ 574       20%    0     27%    0

1996            $ 407,855      91%   $ 55,981    $ 586       14%    0     26%    0

1995            $ 235,440      97%   $ 110,367   $ 0         47%    0     58%    0

TELECOMMUNIC
ATIONS

1997            $1,288,951     74%   $ 103,768   $ 58,688    8%     5%    12%    3%

1996            $ 476,696      94%   $ 113,105   $ 1,744     24%    0     34%    0

1995            $ 745,067      95%   $ 164,640   $ 0         22%    0     37%    0

TRANSPORTATIO
N

1997            $ 23,737       77%   $ 4,001     $ 44        17%    0     23%    0

1996            $ 34,585       84%   $ 7,224     $ 127       21%    0     43%    0

1995            $ 56,044       96%   $ 13,666    $ 201       24%    0     46%    0

UTILITIES
GROWTH

1997            $ 167,248      79%   $ 23,690    $ 2,643     14%    2%    17%    1%

1996            $ 334,639      92%   $ 100,887   $ 6,273     30%    2%    44%    1%

1995            $ 143,954      98%   $ 47,308    $ 0         33%    0     47%    0


From time to time the Trustees will review whether the recapture for the benefit of the funds of some portion of the brokerage commissions or similar fees paid by the funds on portfolio transactions is legally permissible and advisable. Each fund seeks to recapture soliciting broker-dealer fees on the tender of portfolio securities, but at present no other recapture arrangements are in effect. The Trustees intend to continue to review whether recapture opportunities are available and are legally permissible and, if so, to determine in the exercise of their business judgment whether it would be advisable for each fund to seek such recapture.
Although the Trustees and officers of each fund are substantially the same as those of other funds managed by FMR, investment decisions for each fund are made independently from those of other funds managed by FMR or accounts managed by FMR affiliates. It sometimes happens that the same security is held in the portfolio of more than one of these funds or accounts. Simultaneous transactions are inevitable when several funds and accounts are managed by the same investment adviser, particularly when the same security is suitable for the investment objective of more than one fund or account.
When two or more funds are simultaneously engaged in the purchase or sale of the same security, the prices and amounts are allocated in accordance with procedures believed to be appropriate and equitable for each fund. In some cases this system could have a detrimental effect on the price or value of the security as far as each fund is concerned. In other cases, however, the ability of the funds to participate in volume transactions will produce better executions and prices for the funds. It is the current opinion of the Trustees that the desirability of retaining FMR as investment adviser to each fund outweighs any disadvantages that may be said to exist from exposure to simultaneous transactions.
   VALUATION
Fidelity Service Company, Inc. (FSC) normally determines each stock fund's
net asset value (NAV)     hourly during business hours observed by the New
York Stock Exchange (NYSE). Currently, the    NYSE     is open from 9:30
a.m. to 4:00 p.m. Eastern time, Monday through Friday. The Board has approved the following "valuation times" for the determination of each fund's net asset value: 10:00 a.m., 11:00 a.m., 12:00 noon, 1:00 p.m., 2:00
p.m., 3:00 p.m. and 4:00 p.m.    FSC normally determines the money market's
NAV as of the close of the NYSE (normally 4:00 p.m. Eastern time). For all funds the valuation of portfolio securities is determined as of these times
for the purpose of computing each fund's NAV    . At each valuation time,
the value of each fund's assets will be determined in the manner described below.
       STOCK FUNDS.    Portfolio securities are valued by various methods
depending on the primary market or exchange on which they trade. Most equity securities for which the primary market is the United States are valued at last sale price or, if no sale has occurred, at the closing bid price. Most equity securities for which the primary market is outside the United States are valued using the official closing price or the last sale price in the principal market in which they are traded. If the last sale price (on the local exchange) is unavailable, the last evaluated quote or last bid price normally is used.
Fixed-income securities and other assets for which market quotations are readily available may be valued at market values determined by such securities' most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which they normally are traded, as furnished by recognized dealers in such securities or assets. Fixed-income securities and convertible securities may also be valued on the basis of information furnished by a pricing service that uses a valuation matrix which incorporates both dealer-supplied valuations and electronic data processing techniques. Use of pricing services has been approved by the Board of Trustees. A number of pricing services are available, and the fund may use various pricing services or discontinue the use of any pricing service.
Futures contracts and options are valued on the basis of market quotations, if available.
Foreign securities are valued based on prices furnished by independent brokers or quotation services which express the value of securities in their local currency. FSC gathers all exchange rates daily at the close of the NYSE using the last quoted price on the local currency and then translates the value of foreign securities from their local currencies into U.S. dollars. Any changes in the value of forward contracts due to exchange rate fluctuations and days to maturity are included in the calculation of NAV. If an extraordinary event that is expected to materially affect the value of a portfolio security occurs after the close of an exchange on which that security is traded, then that security will be valued as determined in good faith by a committee appointed by the Board of Trustees. Short-term securities with remaining maturities of sixty days or less for which market quotations are not readily available are valued either at amortized cost or at original cost plus accrued interest, both of which approximate current value. In addition, securities and other assets for which there is no readily available market value may be valued in good faith by a committee appointed by the Board of Trustees. The procedures set forth above need not be used to determine the value of the securities owned by a fund if, in the opinion of a committee appointed by the Board of Trustees, some other method would more accurately reflect the fair market value of such securities.
    MONEY MARKET FUND.    Portfolio securities and other assets are valued
on the basis of amortized cost. This technique involves initially valuing an instrument at its cost as adjusted for amortization of premium or accretion of discount rather than its current market value. The amortized cost value of an instrument may be higher or lower than the price the fund would receive if it sold the instrument.
Securities of other open-end investment companies are valued at their respective NAVs.
During periods of declining interest rates, the fund's yield based on amortized cost valuation may be higher than would result if the fund used market valuations to determine its NAV. The converse would apply during periods of rising interest rates.
Valuing the fund's investments on the basis of amortized cost and use of the term "money market fund" are permitted pursuant to Rule 2a-7 under the 1940 Act. The fund must adhere to certain conditions under Rule 2a-7, as summarized in the section entitled "Quality and Maturity" on page .
The Board of Trustees oversees FMR's adherence to the provisions of Rule 2a-7 and has established procedures designed to stabilize the money market fund's NAV at $1.00. At such intervals as they deem appropriate, the Trustees consider the extent to which NAV calculated by using market valuations would deviate from $1.00 per share. If the Trustees believe that a deviation from the fund's amortized cost per share may result in material dilution or other unfair results to shareholders, the Trustees have agreed to take such corrective action, if any, as they deem appropriate to eliminate or reduce, to the extent reasonably practicable, the dilution or unfair results. Such corrective action could include selling portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding dividends; redeeming shares in kind; establishing NAV by using available market quotations; and such other measures as the Trustees may deem appropriate.
PERFORMANCE
The funds may quote performance in various ways. All performance information supplied by the funds in advertising is historical and is not intended to indicate future returns. The stock funds' share prices, the money market fund's yield, and each fund's total return fluctuate in response to market conditions and other factors, and the value of the stock funds' shares when redeemed may be more or less than their original cost. YIELD CALCULATIONS. To compute the money market fund's yield for a period, the net change in value of a hypothetical account containing one share reflects the value of additional shares purchased with dividends from the one original share and dividends declared on both the original share and any additional shares. The net change is then divided by the value of the account at the beginning of the period to obtain a base period return. This base period return is annualized to obtain a current annualized yield. The fund also may calculate an effective yield by compounding the base period return over a one year period. In addition to the current yield, the fund may quote yields in advertising based on any historical seven-day period. Yields for the fund are calculated on the same basis as other money market funds, as required by applicable regulations.
Yield information may be useful in reviewing the fund's performance and in providing a basis for comparison with other investment alternatives. However, the fund's yield fluctuates, unlike investments that pay a fixed interest rate over a stated period of time. When comparing investment alternatives, investors should also note the quality and maturity of the portfolio securities of respective investment companies they have chosen to consider.
Investors should recognize that in periods of declining interest rates the fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates the fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to a fund from the continuous sale of its shares will likely be invested in instruments producing lower yields than the balance of the fund's holdings, thereby reducing the fund's current yield. In periods of rising interest rates, the opposite can be expected to occur.
TOTAL RETURN CALCULATIONS. Total returns quoted in advertising reflect all aspects of a fund's return, including the effect of reinvesting dividends and capital gain distributions, and any change in the fund's NAV over a stated period. Average annual total returns are calculated by determining the growth or decline in value of a hypothetical historical investment in a fund over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative total return of 100% over ten years would produce an average annual total return of 7.18%, which is the steady annual rate of return
that would equal 100% growth on a compounded basis in ten years.    Average
annual total returns covering periods of less than one year are calculated by determining a fund's total return for the period, extending that return for a full year (assuming that return remains constant over the year), and
quoting the result as an annual return.     While average annual total
returns are a convenient means of comparing investment alternatives, investors should realize that a fund's performance is not constant over time, but changes from year to year, and that average annual total returns represent averaged figures as opposed to the actual year-to-year performance of the fund.
In addition to average annual total returns, a fund may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Average annual and cumulative total returns may be quoted as a percentage or as a dollar amount, and may be calculated for a single investment, a series of investments, or a series of redemptions, over any time period. Total returns may be broken down into their components of income and capital (including capital gains and changes in share price) in order to illustrate the relationship of these factors and their contributions to total return. Total returns may be quoted on a before-tax or after-tax basis and may be quoted with or without taking each fund's 3% maximum sales charge into account and may or may not include the effect of a fund's redemption fees. Excluding a fund's sales charge and/or redemption fee from a total return calculation produces a higher total return figure. Total returns, yields, and other performance information may be quoted numerically or in a table, graph, or similar illustration.
NET ASSET VALUE. Charts and graphs using a fund's net asset values, adjusted net asset values, and benchmark indices may be used to exhibit performance. An adjusted NAV includes any distributions paid by a fund and reflects all elements of its return. Unless otherwise indicated, a fund's adjusted NAVs are not adjusted for sales charges, if any.
MOVING AVERAGES. A stock fund may illustrate performance using moving averages. A long-term moving average is the average of each week's adjusted closing NAV for a specified period. A short-term moving average is the average of each day's adjusted closing NAV for a specified period. Moving Average Activity Indicators combine adjusted closing NAVs from the last business day of each week with moving averages for a specified period to produce indicators showing when an NAV has crossed, stayed above, or stayed below its moving average. On February 28, 1997, the 13-week and 39-week short-term moving averages were as follows:
            13-WEEK SHORT-TERM   39-WEEK SHORT-TERM

FUND NAME   MOVING AVERAGE       MOVING AVERAGE

Air                    $ 19.00          $ 18.50
Transportation

American Gold          $ 25.72          $ 26.97

Automotive             $ 24.74          $ 23.75

Biotechnology          $ 33.08          $ 31.33

Brokerage and          $ 24.16          $ 21.16
Investment
Management

Chemicals              $ 41.99          $ 40.21

Computers              $ 51.26          $ 43.89

Construction and       $ 21.37          $ 20.69
Housing

Consumer               $ 20.06          $ 19.43
Industries

Defense and            $ 29.00          $ 27.70
Aerospace

Developing             $ 21.42          $ 20.87
Communications

Electronics            $ 38.82          $ 32.79

Energy                 $ 23.15          $ 21.70

Energy Service         $ 21.94          $ 19.70

Environmental          $ 14.24          $ 13.79
Services

Financial              $ 79.66          $ 71.16
Services

Food and               $ 42.58          $ 40.33
Agriculture

Health Care            $ 98.25          $ 91.64

Home Finance           $ 42.56          $ 37.57

Industrial             $ 25.37          $ 23.42
Equipment

Industrial             $ 27.22          $ 26.21
Materials

Insurance              $ 31.34          $ 28.48

Leisure                $ 47.00          $ 46.31

Medical Delivery       $ 26.97          $ 25.64

Multimedia             $ 25.40          $ 25.59

Natural Gas            $ 14.38          $ 13.61

Paper and Forest       $ 21.63          $ 20.85
Products

Precious Metals        $ 17.83          $ 19.03
and Minerals

Regional Banks         $ 30.71          $ 27.21

Retailing              $ 32.51          $ 32.50

Software and           $ 40.79          $ 37.42
Computer
Services

Technology             $ 58.87          $ 52.47

Telecommunicati        $ 41.45          $ 40.53
ons

Transportation         $ 22.42          $ 21.77

Utilities Growth       $ 44.41          $ 41.69

HISTORICAL    FUND     RESULTS. The following table shows the funds'
(except Cylical Industries and Natural Resources) total returns for the
periods ended Februar   y 28, 1997    . Total return figures include the
effect of the funds' 3% sales charge, but do not include the effects of
   certain fees paid by     the stock funds'    shareholders upon
    exchange or redemption    and would have been lower had certain
expenses not been reduced during the periods shown.
      AVERAGE ANNUAL TOTAL RETURNS   CUMULATIVE TOTAL RETURNS


                  One              FiveYears        TenYears/Li       One               FiveYears         Ten Years/
                  Year                              fe of Fund        Year                                Life of Fund

Air                -17.61%          7.15%            7.15%                    -17.61%    41.25%            99.40%
Transportation

American Gold      2.91%                   15.63%    6.53%             2.91%             106.67%           88.24%

Automotive         16.98%           12.61%              11.63%                16.98%     81.08%               200.55%

Biotechnology      2.67%            5.61%            13.73%            2.67%             31.36%            261.95%

Brokerage and      39.94%           19.12%                  10.01%     39.94%            139.85%           159.65%
Investment
Management

Chemicals          11.61%           14.37%           13.71%            11.61%            95.67%            261.25%

Computers                 20.25%    25.25%           15.03%            20.25%                   208.18%    305.68%

Construction       15.08%           12.49%              9.88%          15.08%            80.12%               156.47%
and Housing

Consumer           12.33%           12.37%           15.09%+           12.33%            79.14%               155.53%+
Industries

Defense and        12.39%           18.13%                  7.84%      12.39%            130.08%                  112.67%
Aerospace

Developing         -1.70%           15.14%              18.63%+        -1.70%            102.32%              212.84%+
Communicatio
ns

Electronics               30.63%    32.22%           17.38%            30.63%            304.02%                  396.44%

Energy             16.74%                  12.03%    8.71%             16.74%            76.46%            130.46%

Energy Service     28.29%           19.12%           8.55%             28.29%            139.80%           127.12%

Environmental      13.42%           3.37%               6.31%+         13.42%            18.00%               59.92%+
Services

Financial          31.47%           24.07%           14.74%            31.47%            193.97%           295.48%
Services

Food and           10.18%           15.08%           16.33%            10.18%            101.87%           353.76%
Agriculture

Health Care               16.80%    14.27%           16.99%            16.80%            94.80%            380.39%

Home Finance       43.07%           32.29%           20.13%            43.07%            305.16%           525.72%

Industrial         14.70%           17.78%              9.87%          14.70%            126.65%              156.33%
Equipment

Industrial         9.31%            11.97%              8.59%          9.31%             76.00%               128.08%
Materials

Insurance          24.43%           17.24%                  12.90%     24.43%            121.51%           236.44%

Leisure            6.83%            15.67%           12.45%            6.83%             107.08%                  223.17%

Medical            7.19%            11.70%              17.31%         7.19%             73.89%               393.70%
Delivery

Multimedia         -7.38%                  15.68%       13.87%                -7.38%     107.14%              266.57%

Natural Gas        9.07%               n/a              6.29%+         9.07%                n/a               26.58%+

Paper and                 7.55%        12.12%           7.03%                 7.55%      77.21%               97.18%
Forest Products

Precious                  -9.07%    12.80%                  5.04%      -9.07%            82.64%            63.53%
Metals and
Minerals

Regional           39.03%                  25.58%       20.32%         39.03%            212.36%              535.86%
Banks

Retailing          16.01%           9.91%            14.58%            16.01%            60.42%            290.04%

Software and       12.66%           20.51%           16.24%            12.66%            154.14%           350.50%
Computer
Services

Technology         9.26%            19.81%           13.27%            9.26%             146.84%           247.63%

Telecommunic       4.61%            15.68%           15.38%            4.61%             107.19%           318.09%
ations

Transportation     1.53%            13.80%              12.23%         1.53%             90.88%               217.16%

Utilities          14.59%           12.73%           11.63%            14.59%            82.09%            200.36%
Growth

Money Market              1.87%            3.51%     5.29%             1.87%             18.85%                   67.41%


   + Life of fund figures are from commencement of operations (June 29, 1990 for Consumer Industires and Developing Communications; June 29, 1989 for Environmental Services; and April 21, 1993 for Natural Gas) through the fiscal periods ended February 28, 1997.
The following tables show the income and capital elements of each fund's cumulative total return. The tables compare each fund's return to the
record of the    S&P 500,     the Dow Jones Industrial Average (DJIA), and
the cost of living, as measured by the Consumer Price Index (CPI), over the same period. The CPI information is as of the month end closest to the initial investment date for each fund. The S&P 500 and DJIA comparisons are provided to show how each fund's total return compared to the record of a broad unmanaged index of common stocks and a narrower set of stocks of
major industrial companies, respectively, over the same period.    Because
the money market fund invests in short-term fixed-income securities, common
stocks represent a different type of investment from the fund.     Common
stocks generally offer greater growth potential than the money market fund, but generally experience greater price volatility, which means greater potential for loss. In addition, common stocks generally provide lower income than a fixed-income investment such as the money market fund. Each stock fund has the ability to invest in securites not included in either index, and its investment portfolio may or may not be similar in composition to the indexes. The S&P 500 and DJIA returns are based on the prices of unmanaged groups of stocks and, unlike the stock fund's returns, do not include the effect of brokerage commissions or other costs of investing.
   The following tables show the growth in value of a hypothetical $10,000 investment in each fund during the past 10 fiscal years ended February 28, 1997 or life of each fund, as applicable, assuming all distributions were reinvested. The figures below reflect the fluctuating interest rates and stock prices of the specified periods and should not be considered representative of the dividend income or capital gain or loss that could be realized from an investment in a fund today. The figures in the table for each stock fund do not include the effect of each stock fund's .75% redemption fee applicable to shares held 29 days or less or, for shares held at least 30 days, the effect of the fund's .75% redemption fee or $7.50 fee, whichever is less or each stock fund's $7.50 exchange fee, if applicable. Tax consequences of different investments (with the exception of foreign tax withholdings) have not been factored into the figures below. AIR TRANSPORTATION: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Air Transportation would have grown to $19,940, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT AIR TRANSPORTATION                           INDICES



Year Ended              Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                        Initial      Reinvested      Reinvested      Value                            Living**
                        $10,000      Dividend        Capital Gain
                        Investment   Distributions   Distributions







2/2   8    /97          $ 13,997     $ 38            $ 5,905         $ 19,940   $ 37,674   $ 41,930   $ 14,301

2/2   9    /96          16,675       45              6,755           23,475     29,862     32,749     13,880

2/28/95                 11,003       30              4,121           15,154     22,169     23,391     13,522

2/28/94                 13,523       37              3,750           17,310     20,650     21,749     13,145

2/2   8    /93          10,743       29              2,758           13,530     19,060     18,604     12,823

2/2   9    /92          11,185       31              2,478           13,694     17,223     17,508     12,419

2/28/91                 9,376        25              1,845           11,246     14,846     14,958     12,079

2/28/90                 8,610        23              1,694           10,327     12,949     13,122     11,470

2/2   8    /89          8,515        23              1,200           9,738      10,890     10,864     10,896

2/2   9    /   88       6,596        18              929             7,543      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Air Transportation on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Air Transportation shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,124. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $16 for dividends and $3,404 for capital gain distributions.

AMERICAN GOLD: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select American Gold would have grown to $18,824, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT AMERICAN GOLD                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 18,194     $ 67            $ 563           $ 18,824   $ 37,674   $ 41,930   $ 14,301

   2/29/96       17,485       64              193             17,742     29,862     32,749     13,880

   2/28/95       11,893       43              132             12,068     22,169     23,391     13,522

   2/28/94       14,614       54              162             14,830     20,650     21,749     13,145

   2/28/93       9,126        34              101             9,261      19,060     18,604     12,823

   2/29/92       8,707        32              96              8,835      17,223     17,508     12,419

   2/28/91       8,778        32              97              8,907      14,846     14,958     12,079

   2/28/90       11,454       42              127             11,623     12,949     13,122     11,470

   2/28/89       10,087       37              112             10,236     10,890     10,864     10,896

   2/29/88       9,216        34              102             9,352      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in American Gold on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in American Gold shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,482. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $39 for dividends and $439 for capital gain distributions.
AUTOMOTIVE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Automotive would have grown to $30,055, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT AUTOMOTIVE                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 20,397     $ 1,559         $ 8,099         $ 30,055   $ 37,674   $ 41,930   $ 14,301

   2/29/96       17,560       1,166           6,196           24,922     29,862     32,749     13,880

   2/28/95       15,944       1,059           5,626           22,629     22,169     23,391     13,522

   2/28/94       20,477       1,289           4,122           25,888     20,650     21,749     13,145

   2/28/93       16,627       1,000           2,218           19,845     19,060     18,604     12,823

   2/29/92       13,791       778             1,531           16,100     17,223     17,508     12,419

   2/28/91       9,917        560             507             10,984     14,846     14,958     12,079

   2/28/90       9,459        390             483             10,332     12,949     13,122     11,470

   2/28/89       9,708        43              496             10,247     10,890     10,864     10,896

   2/29/88       8,687        39              444             9,170      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Automotive on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Automotive shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,623. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $772 for dividends and $4,653 for capital gain distributions.
BIOTECHNOLOGY: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Biotechnology would have grown to $36,195, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT BIOTECHNOLOGY                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 23,489     $ 115           $ 12,591        $ 36,195   $ 37,674   $ 41,930   $ 14,301

   2/29/96       25,107       94              8,994           34,195     29,862     32,749     13,880

   2/28/95       17,356       14              6,217           23,587     22,169     23,391     13,522

   2/28/94       18,940       16              6,785           25,741     20,650     21,749     13,145

   2/28/93       15,504       13              5,553           21,070     19,060     18,604     12,823

   2/29/92       22,604       18              4,105           26,727     17,223     17,508     12,419

   2/28/91       17,411       0               1,480           18,891     14,846     14,958     12,079

   2/28/90       9,933        0               478             10,411     12,949     13,122     11,470

   2/28/89       7,354        0               228             7,582      10,890     10,864     10,896

   2/29/88       7,251        0               225             7,476      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Biotechnology on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Biotechnology shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,006. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $82 for dividends and $7,999 for capital gain distributions.
BROKERAGE AND INVESTMENT MANAGEMENT: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Brokerage and Investment Management would have grown to $25,965, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT BROKERAGE AND INVESTMENT                            INDICES
MANAGEMENT



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 16,975     $ 1,135         $ 7,855         $ 25,965   $ 37,674   $ 41,930   $ 14,301

   2/29/96       12,184       763             5,051           17,998     29,862     32,749     13,880

   2/28/95       10,221       607             3,033           13,861     22,169     23,391     13,522

   2/28/94       11,697       695             3,471           15,863     20,650     21,749     13,145

   2/28/93       9,371        549             1,755           11,675     19,060     18,604     12,823

   2/29/92       8,428        494             1,579           10,501     17,223     17,508     12,419

   2/28/91       5,469        314             1,024           6,807      14,846     14,958     12,079

   2/28/90       5,483        229             1,027           6,739      12,949     13,122     11,470

   2/28/89       5,469        106             1,024           6,599      10,890     10,864     10,896

   2/29/88       4,751        23              890             5,664      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Brokerage and Investment Management on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Brokerage and Investment Management shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $14,321. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $323 for dividends and $3,104 for capital gain distributions.
CHEMICALS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Chemicals would have grown to $36,125, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT CHEMICALS                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 21,265     $ 1,260         $ 13,600        $ 36,125   $ 37,674   $ 41,930   $ 14,301

   2/29/96       19,765       1,080           10,551          31,396     29,862     32,749     13,880

   2/28/95       16,955       868             6,805           24,628     22,169     23,391     13,522

   2/28/94       15,830       655             5,926           22,411     20,650     21,749     13,145

   2/28/93       14,310       442             3,375           18,127     19,060     18,604     12,823

   2/29/92       15,945       291             1,672           17,908     17,223     17,508     12,419

   2/28/91       12,920       144             988             14,052     14,846     14,958     12,079

   2/28/90       11,285       76              567             11,928     12,949     13,122     11,470

   2/28/89       11,430       0               26              11,456     10,890     10,864     10,896

   2/29/88       9,720        0               22              9,742      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Chemicals on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Chemicals shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,062. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $700 for dividends and $7,725 for capital gain distributions.
COMPUTERS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Computers would have grown to $40,568, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT COMPUTERS                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 29,070     $ 796           $ 10,702        $ 40,568   $ 37,674   $ 41,930   $ 14,301

   2/29/96       24,720       677             7,327           32,724     29,862     32,749     13,880

   2/28/95       18,478       506             2,433           21,417     22,169     23,391     13,522

   2/28/94       16,279       446             2,143           18,868     20,650     21,749     13,145

   2/28/93       12,140       333             535             13,008     19,060     18,604     12,823

   2/29/92       11,917       327             525             12,769     17,223     17,508     12,419

   2/28/91       9,911        102             299             10,312     14,846     14,958     12,079

   2/28/90       7,326        7               221             7,554      12,949     13,122     11,470

   2/28/89       6,597        6               199             6,802      10,890     10,864     10,896

   2/29/88       6,904        7               208             7,119      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Computers on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Computers shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,727. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $241 for dividends and $6,284 for capital gain distributions.
CONSTRUCTION AND HOUSING: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Construction and Housing would have grown to $25,647, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT CONSTRUCTION AND HOUSING                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 15,353     $ 547           $ 9,747         $ 25,647   $ 37,674   $ 41,930   $ 14,301

   2/29/96       13,650       466             7,502           21,618     29,862     32,749     13,880

   2/28/95       11,717       335             5,700           17,752     22,169     23,391     13,522

   2/28/94       13,831       397             6,071           20,299     20,650     21,749     13,145

   2/28/93       10,984       315             4,628           15,927     19,060     18,604     12,823

   2/29/92       9,533        273             4,006           13,812     17,223     17,508     12,419

   2/28/91       7,886        225             2,480           10,591     14,846     14,958     12,079

   2/28/90       7,934        95              1,444           9,473      12,949     13,122     11,470

   2/28/89       8,521        45              338             8,904      10,890     10,864     10,896

   2/29/88       7,334        0               114             7,448      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Construction and Housing on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Construction and Housing shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $16,493. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $272 for dividends and $4,717 for capital gain distributions.
CONSUMER INDUSTRIES: During the period from June 29, 1990 (commencement of operations) to February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Consumer Industries would have grown to $25,553, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT CONSUMER INDUSTRIES                           INDICES



Year Ended        Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                  Initial      Reinvested      Reinvested      Value                            Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







   2/28/97        $ 20,040     $ 152           $ 5,361         $ 25,553   $ 26,701   $ 28,811   $ 12,286

   2/29/96        17,305       130             4,630           22,065     21,164     22,502     11,925

   2/28/95        13,493       82              3,397           16,972     15,712     16,072     11,617

   2/28/94        14,783       90              2,916           17,789     14,636     14,944     11,293

   2/28/93        12,581       77              1,193           13,851     13,509     12,783     11,016

   2/29/92        13,512       83              241             13,836     12,206     12,030     10,670

   2/28/91*       10,505       65              0               10,570     10,522     10,278     10,377


   * From June 29, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Consumer Industries on June 29, 1990, assuming the 3% maximum sales charge had been in effect, the net amount invested in Consumer Industries shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,735. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $78 for dividends and $3,298 for capital gain distributions.
DEFENSE AND AEROSPACE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Defense and Aerospace would have grown to $21,267, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT DEFENSE AND AEROSPACE                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 16,416     $ 339           $ 4,512         $ 21,267   $ 37,674   $ 41,930   $ 14,301

   2/29/96       15,299       315             2,740           18,354     29,862     32,749     13,880

   2/28/95       11,141       229             1,082           12,452     22,169     23,391     13,522

   2/28/94       10,857       224             877             11,958     20,650     21,749     13,145

   2/28/93       8,554        125             377             9,056      19,060     18,604     12,823

   2/29/92       8,469        124             373             8,966      17,223     17,508     12,419

   2/28/91       7,346        75              323             7,744      14,846     14,958     12,079

   2/28/90       6,631        0               292             6,923      12,949     13,122     11,470

   2/28/89       6,665        0               294             6,959      10,890     10,864     10,896

   2/29/88       6,960        0               307             7,267      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Defense and Aerospace on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Defense and Aerospace shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $13,627. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $159 for dividends and $3,029 for capital gain distributions.
DEVELOPING COMMUNICATIONS: During the period from June 29, 1990 (commencement of operations) to February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Developing Communications would have grown to $31,284, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT DEVELOPING COMMUNICATIONS                           INDICES



Year Ended        Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                  Initial      Reinvested      Reinvested      Value                            Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







   2/28/97        $ 19,090     $ 0             $ 12,194        $ 31,284   $ 26,701   $ 28,811   $ 12,886

   2/29/96        18,837       0               12,034          30,871     21,164     22,502     11,925

   2/28/95        19,788       0               5,549           25,337     15,712     16,072     11,617

   2/28/94        19,061       0               3,238           22,299     14,636     14,944     11,293

   2/28/93        15,947       0               1,174           17,121     13,509     12,783     11,016

   2/29/92        13,997       0               1,002           14,999     12,206     12,030     10,670

   2/28/91*       10,777       0               0               10,777     10,522     10,278     10,377


   * From June 29, 1990 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Developing Communications on June 29, 1990, assuming the 3% maximum sales charge had been in effect, the net amount invested in Developing Communications shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,847. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $8,691 for capital gain distributions.
ELECTRONICS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Electronics would have grown to $49,644, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT ELECTRONICS                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 34,565     $ 42            $ 15,037        $ 49,644   $ 37,674   $ 41,930   $ 14,301

   2/29/96       25,666       31              11,166          36,863     29,862     32,749     13,880

   2/28/95       18,034       22              3,284           21,340     22,169     23,391     13,522

   2/28/94       16,094       20              2,930           19,044     20,650     21,749     13,145

   2/28/93       13,006       16              0               13,022     19,060     18,604     12,823

   2/29/92       11,904       15              0               11,919     17,223     17,508     12,419

   2/28/91       9,245        11              0               9,256      14,846     14,958     12,079

   2/28/90       7,878        0               0               7,878      12,949     13,122     11,470

   2/28/89       6,230        0               0               6,230      10,890     10,864     10,896

   2/29/88       6,949        0               0               6,949      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Electronics on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Electronics shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $18,187. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $9.00 for dividends and $7,286 for capital gain distributions.
ENERGY: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Energy would have grown to $23,046, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT ENERGY                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 15,901     $ 1,715         $ 5,430         $ 23,046   $ 37,674   $ 41,930   $ 14,301

   2/29/96       14,155       1,406           3,589           19,150     29,862     32,749     13,800

   2/28/95       12,013       1,096           2,727           15,836     22,169     23,391     13,522

   2/28/94       12,483       1,028           2,319           15,830     20,650     21,749     13,145

   2/28/93       11,819       946             1,667           14,432     19,060     18,604     12,823

   2/29/92       10,573       605             1,491           12,669     17,223     17,508     12,419

   2/28/91       11,543       509             1,610           13,662     14,846     14,958     12,079

   2/28/90       12,841       438             503             13,782     12,949     13,122     11,470

   2/28/89       9,827        292             251             10,370     10,890     10,864     10,896

   2/29/88       8,827        26              225             9,078      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Energy on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Energy shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,471. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,030 for dividends and $3,499 for capital gain distributions.
ENERGY SERVICE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Energy Service would have grown to $22,712, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT ENERGY SERVICE                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 20,006     $ 227           $ 2,479         $ 22,712   $ 37,674   $ 41,930   $ 14,301

   2/29/96       15,733       170             1,270           17,173     29,862     32,749     13,880

   2/28/95       11,705       92              544             12,341     22,169     23,391     13,522

   2/28/94       11,401       69              0               11,470     20,650     21,749     13,145

   2/28/93       10,766       18              0               10,784     19,060     18,604     12,823

   2/29/92       9,172        15              0               9,187      17,223     17,508     12,419

   2/28/91       13,201       22              0               13,223     14,846     14,958     12,079

   2/28/90       12,008       0               0               12,008     12,949     13,122     11,470

   2/28/89       7,891        0               0               7,891      10,890     10,864     10,896

   2/29/88       8,351        0               0               8,351      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Energy Service on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Energy Service shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,949. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $137 for dividends and $1,701 for capital gain distributions.
ENVIRONMENTAL SERVICES: During the period from June 29, 1989 (commencement of operations) to February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Environmental Services would have grown to $15,992, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT ENVIRONMENTAL SERVICES                           INDICES



Year Ended        Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                  Initial      Reinvested      Reinvested      Value                            Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







   2/28/97        $ 14,065     $ 12            $ 1,915         $ 15,992   $ 30,323   $ 34,376   $ 12,861

   2/29/96        12,047       11              1,619           13,677     24,035     26,849     12,482

   2/28/95        9,962        9               757             10,728     17,843     19,177     12,160

   2/28/94        11,572       10              880             12,462     16,621     17,831     11,821

   2/28/93        11,019       10              838             11,867     15,341     15,252     11,531

   2/29/92        12,649       11              486             13,146     13,862     14,354     11,168

   2/28/91        12,600       11              0               12,611     11,949     12,263     10,862

   2/28/90*       10,554       9               0               10,563     10,422     10,758     10,314


   * From June 29, 1989 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Environmental Services on June 29, 1989, assuming the 3% maximum sales charge had been in effect, the net amount invested in Environmental Services shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,512. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $10 for dividends and $1,436 for capital gain distributions.
FINANCIAL SERVICES: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Financial Services would have grown to $39,548, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT FINANCIAL SERVICES                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 22,335     $ 3,339         $ 13,874        $ 39,548   $ 37,674   $ 41,930   $ 14,301

   2/29/96       17,693       2,381           9,105           29,179     29,862     32,749     13,880

   2/28/95       12,988       1,622           6,374           20,984     22,169     23,391     13,522

   2/28/94       13,799       1,438           4,801           20,038     20,650     21,749     13,145

   2/28/93       14,351       1,421           2,304           18,076     19,060     18,604     12,823

   2/29/92       11,254       967             828             13,049     17,223     17,508     12,419

   2/28/91       7,605        563             559             8,727      14,846     14,958     12,079

   2/28/90       8,020        386             590             8,996      12,949     13,122     11,470

   2/28/89       7,551        279             505             8,335      10,890     10,864     10,896

   2/29/88       7,352        38              491             7,881      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Financial Services on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Financial Services shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,674. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,193 for dividends and $5,933 for capital gain distributions.
FOOD AND AGRICULTURE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Food and Agriculture would have grown to $45,376, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT FOOD AND AGRICULTURE                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 25,334     $ 1,384         $ 18,658        $ 45,376   $ 37,674   $ 41,930   $ 14,301

   2/29/96       23,980       1,070           14,897          39,947     29,862     32,749     13,880

   2/28/95       18,507       672             9,784           28,963     22,169     23,391     13,522

   2/28/94       17,915       579             7,804           26,298     20,650     21,749     13,145

   2/28/93       17,557       503             5,486           23,546     19,060     18,604     12,823

   2/29/92       17,198       418             4,187           21,803     17,223     17,508     12,419

   2/28/91       15,349       304             2,709           18,362     14,846     14,958     12,079

   2/28/90       12,505       85              1,739           14,329     12,949     13,122     11,470

   2/28/89       10,821       54              415             11,290     10,890     10,864     10,896

   2/29/88       9,040        19              347             9,406      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Food and Agriculture on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Food and Agriculture shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,645. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $683 for dividends and $9,199 for capital gain distributions.
HEALTH CARE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Health Care would have grown to $48,039, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT HEALTH CARE                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 22,972     $ 1,471         $ 23,596        $ 48,039   $ 37,674   $ 41,930   $ 14,301

   2/29/96       22,528       1,165           16,203          39,896     29,862     32,749     13,880

   2/28/95       17,070       703             10,788          28,561     22,169     23,391     13,522

   2/28/94       14,196       385             7,181           21,762     20,650     21,749     13,145

   2/28/93       11,788       299             5,963           18,050     19,060     18,604     12,823

   2/29/92       17,826       388             5,707           23,921     17,223     17,508     12,419

   2/28/91       14,664       231             2,484           17,379     14,846     14,958     12,079

   2/28/90       9,951        115             497             10,563     12,949     13,122     11,470

   2/28/89       8,036        68              242             8,346      10,890     10,864     10,896

   2/29/88       7,846        0               236             8,082      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Health Care on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Health Care shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $28,206. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $682 for dividends and $11,516 for capital gain distributions.
HOME FINANCE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Home Finance would have grown to $62,572, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT HOME FINANCE                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 27,425     $ 3,269         $ 31,878        $ 62,572   $ 37,674   $ 41,930   $ 14,301

   2/29/96       19,853       1,997           20,572          42,422     29,862     32,749     13,880

   2/28/95       14,261       1,257           14,098          29,616     22,169     23,391     13,522

   2/28/94       14,923       1,157           10,261          26,341     20,650     21,749     13,145

   2/28/93       13,223       1,016           7,783           22,022     19,060     18,604     12,823

   2/29/92       9,134        694             5,153           14,981     17,223     17,508     12,419

   2/28/91       5,974        335             3,370           9,679      14,846     14,958     12,079

   2/28/90       5,473        150             3,088           8,711      12,949     13,122     11,470

   2/28/89       6,141        130             3,006           9,277      10,890     10,864     10,896

   2/29/88       5,169        0               2,530           7,699      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Home Finance on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Home Finance shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $23,040. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $656 for dividends and $7,250 for capital gain distributions.
INDUSTRIAL EQUIPMENT: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Industrial Equipment would have grown to $25,633, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT INDUSTRIAL EQUIPMENT                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 18,746     $ 413           $ 6,474         $ 25,633   $ 37,674   $ 41,930   $ 14,301

   2/29/96       18,452       370             2,856           21,678     29,862     32,749     13,880

   2/28/95       14,726       261             852             15,839     22,169     23,391     13,522

   2/28/94       15,145       267             738             16,150     20,650     21,749     13,145

   2/28/93       11,052       188             290             11,530     19,060     18,604     12,823

   2/29/92       10,516       178             276             10,970     17,223     17,508     12,419

   2/28/91       8,686        60              228             8,974      14,846     14,958     12,079

   2/28/90       8,679        0               227             8,906      12,949     13,122     11,470

   2/28/89       7,466        0               196             7,662      10,890     10,864     10,896

   2/29/88       7,400        0               194             7,594      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Industrial Equipment on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Industrial Equipment shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,879. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $220 for dividends and $4,916 for capital gain distributions.
INDUSTRIAL MATERIALS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Industrial Materials would have grown to $22,808, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT INDUSTRIAL MATERIALS                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 19,993     $ 1,513         $ 1,302         $ 22,808   $ 37,674   $ 41,930   $ 14,301

   2/29/96       18,843       1,380           16              20,239     29,862     32,749     13,880

   2/28/95       16,718       1,119           14              17,851     22,169     23,391     13,522

   2/28/94       15,663       907             13              16,583     20,650     21,749     13,145

   2/28/93       12,606       685             11              13,302     19,060     18,604     12,823

   2/29/92       11,970       590             10              12,570     17,223     17,508     12,419

   2/28/91       8,992        401             8               9,401      14,846     14,958     12,079

   2/28/90       9,411        171             8               9,590      12,949     13,122     11,470

   2/28/89       9,729        177             8               9,914      10,890     10,864     10,896

   2/29/88       9,324        16              8               9,348      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Industrial Materials on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Industrial Materials shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $12,110. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $838 for dividends and $1,142 for capital gain distributions.
INSURANCE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Insurance would have grown to $33,644, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT INSURANCE                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 24,377     $ 1,416         $ 7,851         $ 33,644   $ 37,674   $ 41,930   $ 14,301

   2/29/96       20,005       1,132           5,090           26,227     29,862     32,749     13,880

   2/28/95       15,925       841             3,485           20,251     22,169     23,391     13,522

   2/28/94       14,505       765             3,175           18,445     20,650     21,749     13,145

   2/28/93       16,127       842             1,709           18,678     19,060     18,604     12,823

   2/29/92       14,027       706             0               14,733     17,223     17,508     12,419

   2/28/91       11,792       401             0               12,193     14,846     14,958     12,079

   2/28/90       10,604       361             0               10,965     12,949     13,122     11,470

   2/28/89       8,945        213             0               9,158      10,890     10,864     10,896

   2/29/88       7,630        117             0               7,747      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Insurance on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Insurance shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,800. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $583 for dividends and $4,364 for capital gain distributions.
LEISURE: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Leisure would have grown to $32,317, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT LEISURE                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 18,477     $ 279           $ 13,561        $ 32,317   $ 37,674   $ 41,930   $ 14,301

   2/29/96       17,835       269             11,238          29,342     29,862     32,749     13,880

   2/28/95       15,726       237             7,030           22,993     22,169     23,391     13,522

   2/28/94       17,499       264             5,479           23,242     20,650     21,749     13,145

   2/28/93       13,818       209             2,921           16,948     19,060     18,604     12,823

   2/29/92       12,342       187             2,609           15,138     17,223     17,508     12,419

   2/28/91       9,974        151             2,108           12,233     14,846     14,958     12,079

   2/28/90       9,932        27              2,099           12,058     12,949     13,122     11,470

   2/29/89       9,955        0               1,314           11,269     10,890     10,864     10,896

   2/29/88       8,313        0               934             9,247      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Leisure on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Leisure shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,434. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $116 for dividends and $7,649 for capital gain distributions.
MEDICAL DELIVERY: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Medical Delivery would have grown to $49,370, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT MEDICAL DELIVERY                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 29,731     $ 370           $ 19,269        $ 49,370   $ 37,674   $ 41,930   $ 14,301

   2/29/96       30,477       379             13,823          44,679     29,862     32,749     13,880

   2/28/95       24,360       303             8,642           33,305     22,169     23,391     13,522

   2/28/94       21,313       169             6,359           27,841     20,650     21,749     13,145

   2/28/93       15,196       121             4,534           19,851     19,060     18,604     12,823

   2/29/92       23,015       183             4,342           27,540     17,223     17,508     12,419

   2/28/91       17,687       140             2,018           19,845     14,846     14,958     12,079

   2/28/90       11,108       89              907             12,104     12,949     13,122     11,470

   2/28/89       9,185        30              539             9,754      10,890     10,864     10,896

   2/29/88       7,535        24              443             8,002      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Medical Delivery on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Medical Delivery shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,145. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $147 for dividends and $10,551 for capital gain distributions.
MONEY MARKET: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Money Market would have grown to $16,741, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT MONEY MARKET                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 9,700      $ 7,041         $ 0             $ 16,741   $ 37,674   $ 41,930   $ 14,301

   2/29/96       9,700        6,241           0               15,941     29,862     32,749     13,880

   2/28/95       9,700        5,401           0               15,101     22,169     23,391     13,522

   2/28/94       9,700        4,781           0               14,481     20,650     21,749     13,145

   2/28/93       9,700        4,411           0               14,111     19,060     18,604     12,823

   2/29/92       9,700        3,963           0               13,663     17,223     17,508     12,419

   2/28/91       9,700        3,274           0               12,974     14,846     14,958     12,079

   2/28/90       9,700        2,338           0               12,038     12,949     13,122     11,470

   2/28/89       9,700        1,367           0               11,067     10,890     10,864     10,896

   2/29/88       9,700        599             0               10,299     9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Money Market on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Money Market shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,041. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $5,307 for dividends. The fund did not distribute any capital gains during the period.
MULTIMEDIA: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Multimedia would have grown to $36,657, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT MULTIMEDIA                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 19,676     $ 45            $ 16,936        $ 36,657   $ 37,674   $ 41,930   $ 14,301

   2/29/96       21,470       49              16,874          38,393     29,862     32,749     13,880

   2/28/95       17,654       18              11,419          29,091     22,169     23,391     13,522

   2/28/94       18,855       19              7,729           26,603     20,650     21,749     13,145

   2/28/93       14,424       14              5,287           19,725     19,060     18,604     12,823

   2/29/92       12,717       13              4,436           17,166     17,223     17,508     12,419

   2/28/91       9,637        10              3,361           13,008     14,846     14,958     12,079

   2/28/90       9,755        10              3,403           13,168     12,949     13,122     11,470

   2/28/89       11,454       11              1,664           13,129     10,890     10,864     10,896

   2/29/88       9,313        9               727             10,049     9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Multimedia on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Multimedia shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $22,649. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $24 for dividends and $9,044 for capital gain distributions.
NATURAL GAS: During the period from April 21, 1993 (commencement of operations) to February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Natural Gas would have grown to $12,658, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT NATURAL GAS                           INDICES


Year Ended        Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                  Initial      Reinvested      Reinvested      Value                            Living**
                  $10,000      Dividend        Capital Gain
                  Investment   Distributions   Distributions







   2/28/97        $ 12,125     $ 97            $ 436           $ 12,658   $ 19,627   $ 21,973   $ 11,083

   2/29/96        11,019       78              159             11,256     15,557     17,161     10,757

   2/28/95        8,711        20              125             8,856      11,549     12,258     10,479

   2/28/94*       9,196        0               132             9,328      10,758     11,397     10,188


   * From April 21, 1993 (commencement of operations).
** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Natural Gas on April 21, 1993, assuming the 3% maximum sales charge had been in effect, the net amount invested in Natural Gas shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $10,494. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $78 for dividends and $407 for capital gain distributions.
PAPER AND FOREST PRODUCTS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Paper and Forest Products would have grown to $19,718, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT PAPER AND FOREST PRODUCTS                           INDICES





Year Ended Value of       Value of         Value of         Total             S&P 500           DJIA              Cost of
           Initial        Reinvested       Reinvested       Value                                                 Living**
           $10,000        Dividend         Capital Gain
           Investment     Distributions    Distributions



   2/28/97 $ 13,398          $ 1,143          $ 5,177          $ 19,718          $ 37,674          $ 41,930          $ 14,301

   2/29/96 12,871            1,010            3,903            17,784            29,862            32,749            13,880

   2/28/95 13,094            966              2,229            16,289            22,169            23,391            13,522

   2/28/94 12,147            896              1,133            14,176            20,650            21,749            13,145

   2/28/93 9,960             728              929              11,617            19,060            18,604            12,823

   2/29/92 9,310             615              868              10,793            17,223            17,508            12,419

   2/28/91 7,315             285              682              8,282             14,846            14,958            12,079

   2/28/90 7,086             142              661              7,889             12,949            13,122            11,470

   2/28/89 7,365             47               687              8,099             10,890            10,864            10,896

   2/29/88 7,408             27               691              8,126             9,733             9,614             10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Paper and Forest Products on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Paper and Forest Products shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $15,047. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $601 for dividends and $3,549 for capital gain distributions.
PRECIOUS METALS AND MINERALS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Precious Metals and Minerals would have grown to $16,353, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT PRECIOUS METALS AND MINERALS                           INDICES





Year Ended Value of       Value of         Value of        Total             S&P 500           DJIA              Cost of
           Initial        Reinvested       Reinvested      Value                                                 Living**
           $10,000        Dividend         Capital Gain
           Investment     Distributions    Distributions



   2/28/97 $ 14,220          $ 2,019          $ 114           $ 16,353          $ 37,674          $ 41,930          $ 14,301

   2/29/96 15,207            2,116            122             17,445            29,862            32,749            13,880

   2/28/95 11,078            1,498            89              12,665            22,169            23,391            13,522

   2/28/94 12,058            1,442            97              13,597            20,650            21,749            13,145

   2/28/93 7,153             761              57              7,971             19,060            18,604            12,823

   2/29/92 7,944             677              64              8,685             17,223            17,508            12,419

   2/28/91 7,923             596              64              8,583             14,846            14,958            12,079

   2/28/90 10,338            625              83              11,046            12,949            13,122            11,470

   2/28/89 8,626             410              69              9,105             10,890            10,864            10,896

   2/29/88 9,069             42               73              9,184             9,733             9,614             10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Precious Metals and Minerals on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Precious Metals and Minerals shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $11,393. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,219 for dividends and $87 for capital gain distributions. REGIONAL BANKS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Regional Banks would have grown to $63,586, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT REGIONAL BANKS                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 32,552     $ 5,158         $ 25,876        $ 63,586   $ 37,674   $ 41,930   $ 14,301

   2/29/96       24,171       3,371           16,822          44,364     29,862     32,749     13,880

   2/28/95       17,863       2,154           11,460          31,477     22,169     23,391     13,522

   2/28/94       17,843       1,685           9,675           29,203     20,650     21,749     13,145

   2/28/93       20,709       1,722           4,999           27,430     19,060     18,604     12,823

   2/29/92       15,661       1,182           2,903           19,746     17,223     17,508     12,419

   2/28/91       10,027       615             1,355           11,997     14,846     14,958     12,079

   2/28/90       10,533       428             1,424           12,385     12,949     13,122     11,470

   2/28/89       10,117       302             723             11,142     10,890     10,864     10,896

   2/29/88       8,768        71              179             9,018      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Regional Banks on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Regional Banks shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $26,107. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,696 for dividends and $9,581 for capital gain distributions.
RETAILING: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Retailing would have grown to $39,004, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT RETAILING                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 23,838     $ 1,000         $ 14,166        $ 39,004   $ 37,674   $ 41,930   $ 14,301

   2/29/96       19,981       838             11,795          32,614     29,862     32,749     13,880

   2/28/95       17,142       719             10,119          27,980     22,169     23,391     13,522

   2/28/94       17,859       749             10,542          29,150     20,650     21,749     13,145

   2/28/93       17,113       718             7,383           25,214     19,060     18,604     12,823

   2/29/92       16,876       708             6,001           23,585     17,223     17,508     12,419

   2/28/91       11,155       468             3,578           15,201     14,846     14,958     12,079

   2/28/90       9,370        393             2,975           12,738     12,949     13,122     11,470

   2/28/89       9,456        266             950             10,672     10,890     10,864     10,896

   2/29/88       7,944        202             670             8,816      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Retailing on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Retailing shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $17,768. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $301 for dividends and $5,678 for capital gain distributions.
SOFTWARE AND COMPUTER SERVICES: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Software and Computer Services would have grown to $45,050, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT SOFTWARE AND COMPUTER SERVICES                           INDICES



Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 22,748     $ 0             $ 22,302        $ 45,050   $ 37,674   $ 41,930   $ 14,301

   2/29/96       20,926       0               17,861          38,787     29,862     32,749     13,880

   2/28/95       16,804       0               10,867          27,671     22,169     23,391     13,522

   2/28/94       16,700       0               10,435          27,135     20,650     21,749     13,145

   2/28/93       15,966       0               4,407           20,373     19,060     18,604     12,823

   2/29/92       13,475       0               3,719           17,194     17,223     17,508     12,419

   2/28/91       10,897       0               1,238           12,135     14,846     14,958     12,079

   2/28/90       8,688        0               988             9,676      12,949     13,122     11,470

   2/28/89       8,509        0               449             8,958      10,890     10,864     10,896

   2/29/88       7,989        0               422             8,411      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Software and Computer Services on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Software and Computer Services shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $25,991. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $10,845 for capital gain distributions.
TECHNOLOGY: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Technology would have grown to $34,763, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT TECHNOLOGY                           INDICES




Year Ended Value of       Value of        Value of          Total             S&P 500           DJIA              Cost of
           Initial        Reinvested      Reinvested        Value                                                 Living**
           $10,000        Dividend        Capital Gain
           Investment     Distributions   Distributions



   2/28/97 $ 20,907          $ 228           $ 13,628          $ 34,763          $ 37,674          $ 41,930          $ 14,301

   2/29/96 19,809            216             10,836            30,861            29,862            32,749            13,880

   2/28/95 15,237            165             5,075             20,477            22,169            23,391            13,522

   2/28/94 15,157            165             4,253             19,575            20,650            21,749            13,145

   2/28/93 12,544            76              1,814             14,434            19,060            18,604            12,823

   2/29/92 12,957            79              625               13,661            17,223            17,508            12,419

   2/28/91 9,548             0               460               10,008            14,846            14,958            12,079

   2/28/90 7,280             0               351               7,631             12,949            13,122            11,470

   2/28/89 6,323             0               305               6,628             10,890            10,864            10,896

   2/29/88 6,428             0               310               6,738             9,733             9,614             10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Technology on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Technology shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $19,842. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $105 for dividends and $7,421 for capital gain distributions.
TELECOMMUNICATIONS: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Telecommunications would have grown to $41,809, including the effect of the fund's 3% maximum sales charge.

FIDELITY SELECT TELECOMMUNICATIONS                           INDICES





Year Ended Value of     Value of         Value of          Total             S&P 500           DJIA              Cost of
           Initial      Reinvested       Reinvested        Value                                                 Living**
           $10,000      Dividend         Capital Gain
           Investment   Distributions    Distributions



   2/28/97 $ 25,200         $ 2,506          $ 14,103          $ 41,809          $ 37,674          $ 41,930          $ 14,301

   2/29/96 27,050           2,419            9,297             38,766            29,862            32,749            13,880

   2/28/95 23,114           1,787            5,916             30,817            22,169            23,391            13,522

   2/28/94 22,366           1,310            4,864             28,540            20,650            21,749            13,145

   2/28/93 20,612           1,074            1,727             23,413            19,060            18,604            12,823

   2/29/92 17,597           802              1,175             19,574            17,223            17,508            12,419

   2/28/91 14,342           489              958               15,789            14,846            14,958            12,079

   2/28/90 14,517           188              970               15,675            12,949            13,122            11,470

   2/28/89 12,256           100              339               12,695            10,890            10,864            10,896

   2/29/88 9,604            14               249               9,867             9,733             9,614             10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Telecommunications on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Telecommunications shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $24,294. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $1,531 for dividends and $9,477 for capital gain distributions.
TRANSPORTATION: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Transportation would have grown to $31,716, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT TRANSPORTATION                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 18,352     $ 75            $ 13,289        $ 31,716   $ 37,674   $ 41,930   $ 14,301

   2/29/96       18,096       73              12,131          30,300     29,862     32,749     13,880

   2/28/95       16,948       70              9,808           26,826     22,169     23,391     13,522

   2/28/94       17,889       74              7,368           25,331     20,650     21,749     13,145

   2/28/93       15,421       63              4,388           19,872     19,060     18,604     12,823

   2/29/92       12,771       53              3,294           16,118     17,223     17,508     12,419

   2/28/91       9,312        0               2,402           11,714     14,846     14,958     12,079

   2/28/90       10,187       0               2,116           12,303     12,949     13,122     11,470

   2/28/89       10,534       0               176             10,710     10,890     10,864     10,896

   2/29/88       7,884        0               132             8,016      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Transportation on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Transportation shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $20,317. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $33 for dividends and $7,752 for capital gain distributions.
UTILITIES GROWTH: During the 10-year period ended February 28, 1997, a hypothetical $10,000 investment in Fidelity Select Utilities would have grown to $30,036, including the effect of the fund's 3% maximum sales charge.
FIDELITY SELECT UTILITIES GROWTH                           INDICES


Year Ended       Value of     Value of        Value of        Total      S&P 500    DJIA       Cost of
                 Initial      Reinvested      Reinvested      Value                            Living**
                 $10,000      Dividend        Capital Gain
                 Investment   Distributions   Distributions







   2/28/97       $ 15,657     $ 6,153         $ 8,226         $ 30,036   $ 37,674   $ 41,930   $ 14,301

   2/29/96       14,656       5,310           5,459           25,425     29,862     32,749     13,880

   2/28/95       11,880       3,903           4,425           20,208     22,169     23,391     13,522

   2/28/94       12,469       3,447           4,249           20,165     20,650     21,749     13,145

   2/28/93       14,131       3,320           2,216           19,667     19,060     18,604     12,823

   2/29/92       12,455       2,341           1,205           16,001     17,223     17,508     12,419

   2/28/91       12,033       1,563           674             14,270     14,846     14,958     12,079

   2/28/90       11,328       1,233           406             12,967     12,949     13,122     11,470

   2/28/89       9,179        720             329             10,228     10,890     10,864     10,896

   2/29/88       8,624        165             309             9,098      9,733      9,614      10,394


   ** From month-end closest to initial investment date.
Explanatory Notes: With an initial investment of $10,000 in Utilities on March 1, 1987, assuming the 3% maximum sales charge had been in effect, the net amount invested in Utilities shares was $9,700. The cost of the initial investment ($10,000) together with the aggregate cost of reinvested dividends and capital gain distributions for the period covered (their cash value at the time they were reinvested) amounted to $21,744. If distributions had not been reinvested, the amount of distributions earned from the fund over time would have been smaller, and cash payments for the period would have amounted to $5,320 for dividends and $3,040 for capital gain distributions.
PERFORMANCE COMPARISONS    . A fund's performance may be compared to the
performance of other mutual funds in general, or to the performance of particular types of mutual funds. These comparisons may be expressed as mutual fund rankings prepared by Lipper Analytical Services, Inc. (Lipper), an independent service located in Summit, New Jersey that monitors the performance of mutual funds. Generally, Lipper rankings are based on total
return, assume reinvestment of distributions,    do not take sales charges
or redemption fees into consideration, and are prepared without regard to
tax consequences. Lipper may also rank money market funds     based on
yield. In addition to the mutual fund rankings, a fund's performance may be compared to stock, bond, and money market mutual fund performance indices prepared by Lipper or other organizations. When comparing these indices, it is important to remember the risk and return characteristics of each type of investment. For example, while stock mutual funds may offer higher potential returns, they also carry the highest degree of share price volatility. Likewise, money market funds may offer greater stability of principal, but generally do not offer the higher potential returns available from stock mutual funds.
From time to time, a fund's performance may also be compared to other mutual funds tracked by financial or business publications and periodicals. For example, the fund may quote Morningstar, Inc. in its advertising materials. Morningstar, Inc. is a mutual fund rating service that rates mutual funds on the basis of risk-adjusted performance. Rankings that compare the performance of Fidelity funds to one another in appropriate categories over specific periods of time may also be quoted in advertising.
   A fund's performance may also be compared to that of a benchmark index representing the universe of securities in which the fund may invest. The total return of a benchmark index reflects reinvestment of all dividends and capital gains paid by securities included in the index. Unlike a fund's returns, however, the index returns do not reflect brokerage commissions, transaction fees, or other costs of investing directly in the securities included in the index.
Each stock fund may compare its performance to that of the Standard & Poor's 500 Index, a widely recognized, unmanaged index of common stocks.
A fund may be compared in advertising to Certificates of Deposit (CDs) or other investments issued by banks or other depository institutions. Mutual funds differ from bank investments in several respects. For example, a fund may offer greater liquidity or higher potential returns than CDs, a fund does not guarantee your principal or your return, and fund shares are not FDIC insured.
Fidelity may provide information designed to help individuals understand their investment goals and explore various financial strategies. Such information may include information about current economic, market, and political conditions; materials that describe general principles of investing, such as asset allocation, diversification, risk tolerance, and goal setting; questionnaires designed to help create a personal financial profile; worksheets used to project savings needs based on assumed rates of inflation and hypothetical rates of return; and action plans offering investment alternatives. Materials may also include discussions of Fidelity's asset allocation funds and other Fidelity funds, products, and services.
Ibbotson Associates of Chicago, Illinois (Ibbotson) provides historical returns of the capital markets in the United States, including common stocks, small capitalization stocks, long-term corporate bonds, intermediate-term government bonds, long-term government bonds, Treasury bills, the U.S. rate of inflation (based on the CPI), and combinations of various capital markets. The performance of these capital markets is based on the returns of different indices.
Fidelity funds may use the performance of these capital markets in order to demonstrate general risk-versus-reward investment scenarios. Performance comparisons may also include the value of a hypothetical investment in any of these capital markets. The risks associated with the security types in any capital market may or may not correspond directly to those of the funds. Ibbotson calculates total returns in the same method as the funds. The funds may also compare performance to that of other compilations or indices that may be developed and made available in the future.
The money market fund may compare its performance or the performance of
securities in which it may invest to averages published by IBC    Financial
Data, Inc.     of Ashland, Massachusetts. These averages assume
reinvestment of distributions. The IBC   's     MONEY FUND
   REPORT    (Trademark)/   ALL TAXABLE    , which is reported in the
   IBC'S     MONEY FUND REPORT   (Trademark)    , covers over    823
taxable     money market funds.
In advertising materials, Fidelity may reference or discuss its products and services, which may include other Fidelity funds; retirement investing; brokerage products and services; model portfolios or allocations; saving for college or other goals; charitable giving; and the Fidelity credit card. In addition, Fidelity may quote or reprint financial or business publications and periodicals as they relate to current economic and political conditions, fund management, portfolio composition, investment philosophy, investment techniques, the desirability of owning a particular mutual fund, and Fidelity services and products. Fidelity may also reprint, and use as advertising and sales literature, articles from Fidelity Focus(registered trademark), a quarterly magazine provided free of charge to Fidelity fund shareholders.
A fund may present its fund number, Quotron(trademark) number, and CUSIP number, and discuss or quote its current portfolio manager.
VOLATILITY. A stock fund may quote various measures of volatility and benchmark correlation in advertising. In addition, the fund may compare these measures to those of other funds. Measures of volatility seek to compare the fund's historical share price fluctuations or total returns to those of a benchmark. Measures of benchmark correlation indicate how valid a comparative benchmark may be. All measures of volatility and correlation are calculated using averages of historical data.
MOMENTUM INDICATORS indicate a stock fund's price movements over specific periods of time. Each point on the momentum indicator represents the fund's percentage change in price movements over that period.
A stock fund may advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a program, an investor invests a fixed dollar amount in a fund at periodic intervals, thereby purchasing fewer shares when prices are high and more shares when prices are low. While such a strategy does not assure a profit or guard against loss in a declining market, the investor's average cost per share can be lower than if fixed numbers of shares are purchased at the same intervals. In evaluating such a plan, investors should consider their ability to continue purchasing shares during periods of low price levels.
A fund may be available for purchase through retirement plans or other programs offering deferral of, or exemption from, income taxes, which may produce superior after-tax returns over time. For example, a $1,000 investment earning a taxable return of 10% annually would have an after-tax value of $1,949 after ten years, assuming tax was deducted from the return each year at a 31% rate. An equivalent tax-deferred investment would have an after-tax value of $2,100 after ten years, assuming tax was deducted at a 31% rate from the tax-deferred earnings at the end of the ten-year period.
As of    February 28,     1997, FMR advised over $   28     billion in
tax-free fund assets, $   96     billion in money market fund assets,
$   317     billion in equity fund assets, $   65     billion in
international fund assets, and $   25     billion in Spartan fund assets.
The funds may reference the growth and variety of money market mutual funds and the adviser's innovation and participation in the industry. The equity funds under management figure represents the largest amount of equity fund assets under management by a mutual fund investment adviser in the United States, making FMR America's leading equity (stock) fund manager. FMR, its subsidiaries, and affiliates maintain a worldwide information and communications network for the purpose of researching and managing investments abroad.
In addition to performance rankings, the money market fund may compare its total expense ratio to the average total expense ratio of similar funds tracked by Lipper. A fund's total expense ratio is a significant factor in comparing bond and money market investments because of its effect on yield. ADDITIONAL PURCHASE AND REDEMPTION INFORMATION
Pursuant to Rule 22d-1 under the Investment Company Act of 1940 (the 1940
Act), FDC exercises its right to waive each fund's front-end sales charge on shares acquired through reinvestment of dividends and capital gain distributions or in connection with the fund's merger with or acquisition of any investment company or trust. In addition, FDC has chosen to waive each fund's sales charge in certain instances because of efficiencies involved in those sales of shares. The sales charge will not apply:
1. to shares purchased in connection with an employee benefit plan (including the Fidelity-sponsored 403(b) and corporate IRA programs but otherwise as defined in the Employee Retirement Income Security Act) maintained by a U.S. employer and having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a U.S. employer that is a member of a parent-subsidiary group of corporations (within the meaning of Section 1563(a)(1) of the Internal Revenue Code, with "50%" substituted for "80%") any member of which maintains an employee benefit plan having more than 200 eligible employees, or a minimum of $3,000,000 in plan assets invested in Fidelity mutual funds, or as part of an employee benefit plan maintained by a non-U.S. employer having 200 or more eligible employees, or a minimum of $3,000,000 in assets invested in Fidelity mutual funds, the assets of which are held in a bona fide trust for the exclusive benefit of employees participating therein;
2. to shares purchased by an insurance company separate account used to fund annuity contracts purchased by employee benefit plans (including 403(b) programs, but otherwise as defined in the Employee Retirement Income Security Act), which, in the aggregate, have either more than 200 eligible employees or a minimum of $3,000,000 in assets invested in Fidelity funds;
3. to shares in a Fidelity        account purchased (including purchases by
exchange) with the proceeds of a distribution from an employee benefit plan provided that: (i) at the time of the distribution, the employer, or an affiliate (as described in exemption 1 above) of such employer, maintained at least one employee benefit plan that qualified for exemption 1 and that had at least some portion of its assets invested in one or more mutual funds advised by FMR, or in one or more accounts or pools advised by
Fidelity Management Trust Company; and (ii)    either (a) the distribution
is transferred from the plan to a Fidelity IRA account within 60 days from the date of the distribution or (b) the distribution is transferred directly from the plan into another Fidelity account;
4. to shares purchased by a charitable organization (as defined    for
purposes     of Section 501(c)(3) of the Internal Revenue Code) investing
$100,000 or more;
5. to shares purchased for a charitable remainder trust or life income pool
established for the benefit of a charitable organization (as defined    for
purposes     of Section 501(c)(3) of the Internal Revenue Code);
6. to shares purchased by an investor participating in the Fidelity Trust Portfolios program (these investors must make initial investments of $100,000 or more in the Trust Portfolios funds and must, during the initial six-month period, reach and maintain an aggregate balance of at least $500,000 in all accounts and subaccounts purchased through the Trust Portfolios program);
   7. to shares purchased by a mutual fund for which FMR or an affiliate serves as investment manager;
8. to shares purchased through Portfolio Advisory Services or Fidelity Charitable Advisory Services;
9. to shares purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director, or regular employee of FMR Corp. or Fidelity International Limited (FIL) or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee; or
10. to shares purchased by a bank trust officer, registered representative, or other employee of a qualified recipient. Qualified recipients are securities dealers or other entities, including banks and other financial institutions, who have sold the fund's shares under special arrangements in connection with FDC's sales activities.
Each fund's sales charge may be reduced to reflect sales charges previously paid, or that would have been paid absent a reduction for some purchases made directly with Fidelity as noted in the prospectus, in connection with investments in other Fidelity funds. This includes reductions for investments in the following prototype or prototype-like retirement plans sponsored by FMR or FMR Corp.: The Fidelity IRA, The Fidelity Rollover IRA,
The Fidelity SEP-IRA and SARSEP,    The Fidelity SIMPLE IRA    , The
Fidelity Retirement Plan, Fidelity Defined Benefit Plan, The Fidelity Group IRA, The Fidelity 403(b) Program, The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers, and The CORPORATEplan for Retirement (Profit Sharing and Money Purchase Plan).
   On October 12, 1990, the funds changed their sales charge policy from a 2% sales charge upon purchase and a 1% deferred sales charge upon redemption, to a 3% sales charge upon purchase. If you purchased your shares prior to that date, when you redeem those shares a redemption fee will be deducted and a deferred sales charge of 1% of this net redemption
amount will be deducted. Th    e deferred sales charge does not apply to
exchanges between Select funds.
Each fund is open for business and its NAV is calculated each day the New York Stock Exchange (NYSE) is open for trading. The NYSE has designated the
following holiday closings for    1997:     New Year's Day, Presidents'
Day    (observed)    , Good Friday, Memorial Day    (observed)    ,
Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. In addition, the funds will not process wire purchases and redemptions on days when the Federal Reserve Wire System is closed.
FSC normally determines each fund's NAV hourly, from 10:00 a.m. to 4:00 p.m., and the final determination of each fund's NAV will coincide with the close of the NYSE (normally 4:00 p.m. Eastern time). However, NAV may be calculated earlier if trading on the NYSE is restricted or as permitted by the Securities and Exchange Commission (SEC). To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, a fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. In addition, trading in some of a fund's portfolio securities may not occur on days when the fund is open for business.
If the Trustees determine that existing conditions make cash payments undesirable, redemption payments may be made in whole or in part in securities or other property, valued for this purpose as they are valued in computing a fund's NAV. Shareholders receiving securities or other property on redemption may realize a gain or loss for tax purposes, and will incur any costs of sale, as well as the associated inconveniences.
Pursuant to Rule 11a-3 under the Investment Company Act of 1940 (the 1940
Act), each fund is required to give shareholders at least 60 days' notice prior to terminating or modifying its exchange privilege. Under the Rule, the 60-day notification requirement may be waived if (i) the only effect of a modification would be to reduce or eliminate an administrative fee, redemption fee, or deferred sales charge ordinarily payable at the time of an exchange, or (ii) the fund suspends the redemption of the shares to be exchanged as permitted under the 1940 Act or the rules and regulations thereunder, or the fund to be acquired suspends the sale of its shares because it is unable to invest amounts effectively in accordance with its investment objective and policies.
In the Prospectus, each fund has notified shareholders that it reserves the right at any time, without prior notice, to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected. DISTRIBUTIONS AND TAXES
DISTRIBUTIONS. If you request to have distributions mailed to you and the U.S. Postal Service cannot deliver your checks, or if your checks remain uncashed for six months, Fidelity may reinvest your distributions at the then-current NAV. All subsequent distributions will then be reinvested until you provide Fidelity with alternate instructions.
DIVIDENDS. A portion of each stock fund's income may qualify for the dividends-received deduction available to corporate shareholders to the extent that each fund's income is derived from qualifying dividends. Because each fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends, and short-term capital gains, the percentage of dividends from the fund that qualifies for the deduction generally will be less than 100%. Each fund will notify corporate shareholders annually of the percentage of fund dividends that qualifies for the dividends-received deduction. A portion of each fund's dividends derived from certain U.S. government obligations may be exempt from state and local taxation. Gains (losses) attributable to foreign currency fluctuations are generally taxable as ordinary income, and therefore will increase (decrease) dividend distributions. Short-term capital gains are distributed as dividend income. Each fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.
CAPITAL GAIN DISTRIBUTIONS. Long-term capital gains earned by each fund on the sale of securities and distributed to shareholders are federally taxable as long-term capital gains, regardless of the length of time shareholders have held their shares. If a shareholder receives a long-term capital gain distribution on shares of a fund, and such shares are held six months or less and are sold at a loss, the portion of the loss equal to the amount of the long-term capital gain distribution will be considered a long-term loss for tax purposes. Short-term capital gains distributed by each fund are taxable to shareholders as dividends, not as
capital gains.    The money market fund may distribute any net realized
short-term capital gains once a year or more often as necessary, to maintain its net asset value at $1.00 per share.
As of February 28, 1997, the following funds hereby designate a capital gain dividend for the purpose of the dividend-paid deduction:
CAPITAL GAIN DIVIDEND
Fund                     Dollar Amount

   American Gold            $ 717,000

   Automotive                1,457,000

   Biotechnology             37,190,000

   Brokerage and             532,000
   Investment
   Management

   Chemicals                 10,131,000

   Computers                 29,796,000

   Construction              5,543,000
   and Housing

   Consumer                  46,000
   Industries

   Defense and               674,000
   Aerospace

   Electronics               169,000

   Energy                    6,259,000

   Energy Service            27,919,000

   Financial                 9,742,000
   Services

   Food and                  18,228,000
   Agriculture

   Health Care               50,739,000

   Home Finance              32,867,000

   Industrial                6,195,000
   Equipment

   Industrial                2,739,000
   Materials

   Insurance                 1,624,000

   Leisure                   3,267,000

   Medical                   11,872,000
   Delivery

   Multimedia                1,264,000

   Natural Gas               4,048,000

   Paper and                 716,000
   Forest Products

   Regional                  11,170,000
   Banks

   Retailing                 2,146,000

   Software and              12,796,000
   Computer
   Services

   Technology                32,750,000

   Telecommunic              8,694,000
   ations

   Transportation            436,000

   Utilities                 3,803,000
   Growth


As of February 28, 1997, the funds had capital loss carryforwards available to offset future capital gains, approximated as follows:

   Aggregate Capital Loss                 Amount that Expires on February 28, (or 29, if a leap year)





   Fund          Carryforward 1997   1998        1999        2000        2001        2002       2003       2004       2005

   Air Trans. $4,508,000                                                                                            $4,508,000

   Develop
ing           1,633,000                                                                                              1,633,000
   Communications

   Precious
 Metals       1,376,000                                             1,376,000
   and Minerals

   Environ
mental        797,000                                                                                                797,000
   Services


Subsequent to the reorganization of certain funds of the trust on October
26, 1990, the        Industrial Equipment Portfolio acquired substantially
all of the assets of the Automation and Machinery Portfolio. The Automation
and Machinery Portfolio    has a     capital loss carryforward of
approximately $   3    7,000, available to offset future realized capital
gains in the Industrial Equipment Portfolio, to the extent provided by regulations.
To the extent that capital loss carryforwards are used to offset any future capital gains, it is unlikely that the gains so offset will be distributed to shareholders since any such distributions may be taxable to shareholders as ordinary income.
FOREIGN TAXES. Foreign governments may withhold taxes on dividends and interest paid with respect to foreign securities. Foreign governments may also impose taxes on other payments or gains with respect to foreign securities. If, at the close of its fiscal year, more than 50% of a fund's total assets are invested in securities of foreign issuers, the fund may elect to pass through foreign taxes paid and thereby allow shareholders to take a credit or deduction on their individual tax returns.
TAX STATUS OF THE FUNDS. Each fund intends to qualify each year as a "regulated investment company" for tax purposes so that it will not be liable for federal tax on income and capital gains distributed to shareholders. In order to qualify as a regulated investment company and avoid being subject to federal income or excise taxes at the fund level, each fund intends to distribute substantially all of its net investment income and net realized capital gains within each calendar year as well as on a fiscal year basis. Each fund intends to comply with other tax rules applicable to regulated investment companies, including a requirement that capital gains from the sale of securities held less than three months constitute less than 30% of the fund's gross income for each fiscal year. Gains from some forward currency contracts, futures contracts, and options are included in this 30% calculation, which may limit a fund's investments in such instruments.
If a fund purchases shares in certain foreign investment entities, defined as passive foreign investment companies (PFICs) in the Internal Revenue Code, it may be subject to U.S. federal income tax on a portion of any excess distribution or gain from the disposition of such shares. Interest charges may also be imposed on a fund with respect to deferred taxes arising from such distributions or gains. Generally, each fund will elect to mark-to-market any PFIC shares. Unrealized gains will be recognized as income for tax purposes and must be distributed to shareholders as dividends.
Each fund is treated as a separate entity from the other funds of Fidelity Select Portfolios for tax purposes.
OTHER TAX INFORMATION. The information above is only a summary of some of the tax consequences generally affecting each fund and its shareholders, and no attempt has been made to discuss individual tax consequences. In addition to federal income taxes, shareholders may be subject to state and local taxes on fund distributions, and shares may be subject to state and local personal property taxes. Investors should consult their tax advisers to determine whether a fund is suitable to their particular tax situation. FMR
All of the stock of FMR is owned by FMR Corp., its parent organized in 1972. The voting common stock of FMR Corp. is divided into two classes. Class B is held predominantly by members of the Edward C. Johnson 3d family and is entitled to 49% of the vote on any matter acted upon by the voting common stock. Class A is held predominantly by non-Johnson family member employees of FMR Corp. and its affiliates and is entitled to 51% of the vote on any such matter. The Johnson family group and all other Class B shareholders have entered into a shareholders' voting agreement under which all Class B shares will be voted in accordance with the majority vote of Class B shares. Under the 1940 Act, control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company. Therefore, through their ownership of voting common stock and the execution of the shareholders' voting agreement, members of the Johnson family may be deemed, under the 1940 Act, to form a controlling group with respect to FMR Corp.
   At present, the principal operating activities of FMR Corp. are those conducted by its division, Fidelity Investments Retail Marketing Company, which provides marketing services to various companies within the Fidelity organization.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that sets forth all employees' fiduciary responsibilities regarding the funds, establishes procedures for personal investing and restricts certain transactions. For example, all personal trades in most securities require pre-clearance, and participation in initial public offerings is prohibited. In addition, restrictions on the timing of personal investing in relation to trades by Fidelity funds and on short-term trading have been adopted.
TRUSTEES AND OFFICERS
The Trustees and executive officers of the trust are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. All persons named as Trustees also serve in similar capacities for other funds advised by FMR. The business address of each Trustee and officer who is an "interested person"
(as defined in the    1940 Act)     is 82 Devonshire Street, Boston,
Massachusetts 02109, which is also the address of FMR. The business address of all the other Trustees is Fidelity Investments, P.O. Box 9235, Boston, Massachusetts 02205-9235. Those Trustees who are "interested persons" by virtue of their affiliation with either the trust or FMR are indicated by an asterisk (*).
*EDWARD C. JOHNSON 3d (   66)    , Trustee and President, is Chairman,
Chief Executive Officer and a Director of FMR Corp.; a Director and Chairman of the Board and of the Executive Committee of FMR; Chairman and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far East) Inc.
*J. GARY BURKHEAD (   55    ), Trustee and Senior Vice President, is
President of FMR; and President and a Director of FMR Texas Inc., Fidelity Management & Research (U.K.) Inc., and Fidelity Management & Research (Far
East) Inc.
RALPH F. COX (   64    ), Trustee (1991), is a management consultant
(1994). Prior to February 1994, he was President of Greenhill Petroleum Corporation (petroleum exploration and production). Until March 1990, Mr. Cox was President and Chief Operating Officer of Union Pacific Resources Company (exploration and production). He is a Director of Sanifill Corporation (non-hazardous waste, 1993), CH2M Hill Companies (engineering), Rio Grande, Inc. (oil and gas production), and Daniel Industries (petroleum measurement equipment manufacturer). In addition, he is a member of advisory boards of Texas A&M University and the University of Texas at Austin.
PHYLLIS BURKE DAVIS (   65    ), Trustee (1992). Prior to her retirement in
September 1991, Mrs. Davis was the Senior Vice President of Corporate Affairs of Avon Products, Inc. She is currently a Director of BellSouth Corporation (telecommunications), Eaton Corporation (manufacturing, 1991), and the TJX Companies, Inc. (retail stores), and previously served as a Director of Hallmark Cards, Inc. (1985-1991) and Nabisco Brands, Inc. In addition, she is a member of the President's Advisory Council of The University of Vermont School of Business Administration.
   ROBERT M. GATES (53), Trustee (1997), is a consultant, author, and lecturer (1993). Mr. Gates was Director of the Central Intelligence Agency
(CIA) from 1991-1993. From 1989 to 1991, Mr. Gates served as Assistant to the President of the United States and Deputy National Security Advisor. Mr. Gates is currently a Trustee for the Forum For International Policy, a Board Member for the Virginia Neurological Institute, and a Senior Advisor of the Harvard Journal of World Affairs. In addition, Mr. Gates also serves as a member of the corporate board for Lucas Varity PLC (automotive components and diesel engines), Charles Stark Draper Laboratory (non-profit), NACCO Industries, Inc. (mining and manufacturing), and TRW Inc. (original equipment and replacement products).
E. BRADLEY JONES (   69    ), Trustee. Prior to his retirement in 1984, Mr.
Jones was Chairman and Chief Executive Officer of LTV Steel Company. He is a Director of TRW Inc. (original equipment and replacement products), Cleveland-Cliffs Inc (mining), Consolidated Rail Corporation, Birmingham Steel Corporation, and RPM, Inc. (manufacturer of chemical products), and he previously served as a Director of NACCO Industries, Inc. (mining and marketing, 1985-1995) and Hyster-Yale Materials Handling, Inc. (1985-1995). In addition, he serves as a Trustee of First Union Real Estate Investments, a Trustee and member of the Executive Committee of the Cleveland Clinic Foundation, a Trustee and member of the Executive Committee of University School (Cleveland), and a Trustee of Cleveland Clinic Florida.
DONALD J. KIRK (   64    ), Trustee, is Executive-in-Residence (1995) at
Columbia University Graduate School of Business and a financial consultant. From 1987 to January 1995, Mr. Kirk was a Professor at Columbia University Graduate School of Business. Prior to 1987, he was Chairman of the Financial Accounting Standards Board. Mr. Kirk is a Director of General Re Corporation (reinsurance), and he previously served as a Director of Valuation Research Corp. (appraisals and valuations, 1993-1995). In addition, he serves as Chairman of the Board of Directors of the National Arts Stabilization Fund, Chairman of the Board of Trustees of the Greenwich Hospital Association, a Member of the Public Oversight Board of the American Institute of Certified Public Accountants' SEC Practice Section
(1995), and as a Public Governor of the National Association of Securities Dealers, Inc. (1996).
*PETER S. LYNCH (   54    ), Trustee, is Vice Chairman and Director of FMR
(1992). Prior to May 31, 1990, he was a Director of FMR and Executive Vice President of FMR (a position he held until March 31, 1991); Vice President of Fidelity Magellan Fund and FMR Growth Group Leader; and Managing Director of FMR Corp. Mr. Lynch was also Vice President of Fidelity Investments Corporate Services (1991-1992). He is a Director of W.R. Grace & Co. (chemicals) and Morrison Knudsen Corporation (engineering and construction). In addition, he serves as a Trustee of Boston College, Massachusetts Eye & Ear Infirmary, Historic Deerfield (1989) and Society for the Preservation of New England Antiquities, and as an Overseer of the Museum of Fine Arts of Boston.
GERALD C. McDONOUGH (   67    ), Trustee and Chairman of the non-interested
Trustees, is Chairman of G.M. Management Group (strategic advisory services). Prior to his retirement in July 1988, he was Chairman and Chief Executive Officer of Leaseway Transportation Corp. (physical distribution services). Mr. McDonough is a Director of Brush-Wellman Inc. (metal refining), York International Corp. (air conditioning and refrigeration),
Commercial Intertech Corp.    (hydraulic systems, building systems, and
metal products, 1992), CUNO, Inc. (liquid and gas filtration products,
1996), and Associated Estates Realty Corporation (a real estate investment trust, 1993). Mr. McDonough served as a Director of ACME-Cleveland Corp. (metal working, telecommunications, and electronic products) from 1987-1996.
MARVIN L. MANN (   63    ), Trustee (1993) is Chairman of the Board,
President, and Chief Executive Officer of Lexmark International, Inc. (office machines, 1991). Prior to 1991, he held the positions of Vice President of International Business Machines Corporation ("IBM") and President and General Manager of various IBM divisions and subsidiaries. Mr. Mann is a Director of M.A. Hanna Company (chemicals, 1993) and Infomart (marketing services, 1991), a Trammell Crow Co. In addition, he serves as the Campaign Vice Chairman of the Tri-State United Way (1993) and is a member of the University of Alabama President's Cabinet.
   WILLIAM O. McCOY (63), Trustee (1997), is the Vice President of Finance for the University of North Carolina (16-school system, 1995). Prior to his retirement in December 1994, Mr. McCoy was Vice Chairman of the Board of BellSouth Corporation (telecommunications, 1984) and President of BellSouth Enterprises (1986). He is currently a Director of Liberty Corporation (holding company, 1984), Weeks Corporation of Atlanta (real estate, 1994), Carolina Power and Light Company (electric utility, 1996), and the Kenan Transport Co. (1996). Previously, he was a Director of First American

Corporation (bank holding company, 1979-    1996). In addition, Mr. McCoy
serves as a member of the Board of Visitors for the University of North Carolina at Chapel Hill (1994) and for the Kenan-Flager Business School (University of North Carolina at Chapel Hill, 1988).
THOMAS R. WILLIAMS (   68    ), Trustee, is President of The Wales Group,
Inc. (management and financial advisory services). Prior to retiring in 1987, Mr. Williams served as Chairman of the Board of First Wachovia Corporation (bank holding company), and Chairman and Chief Executive Officer of The First National Bank of Atlanta and First Atlanta Corporation (bank holding company). He is currently a Director of BellSouth Corporation (telecommunications), ConAgra, Inc. (agricultural products), Fisher Business Systems, Inc. (computer software), Georgia Power Company (electric utility), Gerber Alley & Associates, Inc. (computer software), National Life Insurance Company of Vermont, American Software, Inc., and AppleSouth, Inc. (restaurants, 1992).
WILLIAM J. HAYES (   62    ), Vice President (1994), is Vice President of
Fidelity's equity funds; Senior Vice President of FMR; and Managing Director of FMR Corp.
   SARAH H. ZENOBLE (47), Vice President, is Vice President of Fidelity's money market funds (1996) and Vice President of FMR Texas Inc.
ARTHUR S. LORING (   49    ), Secretary, is Senior Vice President (1993)
and General Counsel of FMR, Vice President-Legal of FMR Corp., and Vice President and Clerk of FDC.
KENNETH A. RATHGEBER (   49    ), Treasurer (1995), is Treasurer of the
Fidelity funds and is an employee of FMR (1995). Before joining FMR, Mr. Rathgeber was a Vice President of Goldman Sachs & Co. (1978-1995), where he served in various positions, including Vice President of Proprietary Accounting (1988-1992), Global Co-Controller (1992-1994), and Chief Operations Officer of Goldman Sachs (Asia) LLC (1994-1995).
ROBERT H. MORRISON (   56    ), Manager of Security Transactions of
Fidelity's equity funds is Vice President of FMR.
THOMAS D. MAHER (   52    ), Assistant Vice President, is Assistant Vice
President of Fidelity's    municipal bond funds (1996) and of Fidelity's
money market funds     and Vice President and Associate General Counsel of
FMR Texas Inc.
JOHN H. COSTELLO (   50    ), Assistant Treasurer, is an employee of FMR.
LEONARD M. RUSH (   51    ), Assistant Treasurer (1994), is an employee of
FMR (1994). Prior to becoming Assistant Treasurer of the Fidelity funds, Mr. Rush was Chief Compliance Officer of FMR Corp. (1993-1994) and Chief Financial Officer of Fidelity Brokerage Services, Inc. (1990-1993).
THOMAS J. SIMPSON (   38    ), Assistant Treasurer, is Assistant Treasurer
of Fidelity's    municipal bond funds     (1996) and    of Fidelity's money
market funds (1996)     and an employee of FMR (1996). Prior to joining
FMR, Mr. Simpson was Vice President and Fund Controller of Liberty Investment Services (1987-1995).
   The table on page      sets forth information describing the
compensation of each Trustee of each fund for his or her services for the
fiscal year ended    February 28, 1997 or calendar year ended December 31,
1996, as applicable.

   COMPENSATION TABLE



AGGREGATE          J. Gary         Ralph F.        Phyllis        Richard           Edward          E.
COMPENSATION       Burkhead        Cox             Burke          J. Flynn          C.              Bradley          Donald
FROM A FUNDA       **                              Davis          ***               Johnson         Jones            J. Kirk
                                                                                    3d**

   Air
 Transport
ationC             $0              $33              $36            $32              $0              $36              $ 35

   American
 GoldD             $0              $151             $143           $148             $0              $143             $ 145

   Auto
motiveE            $0              $41              $40             $44              $ 0            $40             $ 40

   Biotech
nologyF            $0              $271             $251            $254             $0             $251            $254

   Brokerage
 and
                   $0              $19              $18             $14              $0             $18             $18
   Investment
   Management

   ChemicalsG
                   $0              $45              $42             $44              $0             $42             $43

   Computers
H                  $0              $194             $189            $171             $0             $189            $191

   Construction
 and               $0              $25              $24             $22              $0             $24             $25
   HousingI

   Consumer        $0              $9               $12             $14              $0             $12             $ 0
   Industries

   Cyclical        $0              $9               $9              $0               $ 0             $9              $ 0
   Industries+

   Defense and
                   $0              $14              $14             $13              $ 0              $14            $14
   Aerospace

   Developing
                   $0              $112             $108            $110             $0               $108            $110
   CommunicationsJ

   Elec
tronicsK           $0              $448             $432            $389             $0               $432            $436

   EnergyL         $0              $62              $59             $54              $0               $59             $60

   Energy
 ServiceM          $0              $161             $152            $133             $0               $152            $153

   Envi
ronmental          $0              $15              $14             $15               $0               $14             $14
   ServicesN

   Financial       $0              $96              $93             $89               $0               $93             $94
   ServicesO

   Food and        $0              $101             $97             $6                $0               $97             $98
   AgricultureP

   Health
 CareQ,B,GG        $0              $462             $447            $442              $0               $447            $0

   Home
 FinanceR          $0              $239              $234           $215              $0               $234            $236

   Industrial
                   $0              $33               $32            $32               $0               $32             $32
   EquipmentS

   Industrial
                   $0              $35               $35            $37               $0               $35             $36
   MaterialsT

   Insurance       $0              $12               $11            $11                $0              $11             $11

   LeisureU       $0               $37               $36            $36                $0              $36             $36

   Medical
 DeliveryV        $0               $81               $76            $79                $0              $76             $76

   Multi
mediaW            $0               $31               $30            $31                 $0             $30             $30

   Natural
 GasX             $0               $39               $38            $34                 $0             $38             $38

   Natural        $0               $9                $9             $0                  $0             $9              $0
   Resources+

   Paper and
 Forest           $0               $11               $11            $13                 $0              $11            $11
   Products

   Precious
 Metals           $0               $125              $117           $123                $0              $117           $119
   and MineralsY

   Regional
 BanksZ           $0               $140              $137           $127                $0               $137          $138

   Retailing
AA                $0               $76               $73            $79                 $0               $73           $74

   Software
 and              $0               $149              $145           $145                $0               $145           $147
   Computer
   ServicesBB

   Tech
nologyCC          $0               $166              $161           $153                $0               $161           $163

   Tele
communi
catio             $0               $172              $166           $169                 $0              $166           $168
   nsDD

   Transpor
tation            $0               $4                $4             $4                   $0              $4             $4

   Utilities
 GrowthEE         $0               $87               $85            $83                  $0               $85           $86

   Money
 MarketFF         $0               $271              $270           $265                 $0               $270          $273

TOTAL          $ 0              $ 137,700         $ 134,700      $ 168,000            $ 0              $ 134,700     $ 0
COMPENSATION
FROM THE FUND
COMPLEX*,A






AGGREGATE                                    William        Gerald C.   Edward H.              Marvin L.           Thomas R.
COMPENSATION                  PeterS.        O.McCoy        McDonough   Malone                 Mann                Williams
FROM A FUNDA                  Lynch**        ****                          ***

   Air TransportationC         $ 0            $ 27          $  38           $ 23                $ 33                $ 36

   American GoldD              $ 0            $ 117         $ 153           $ 122               $ 148               $ 146

   AutomotiveE                 $ 0            $ 35          $ 43            $ 34                $ 40                $ 41

   BiotechnologyF              $ 0            $ 194         $ 267           $ 217               $ 266               $ 256

   Brokerage and               $ 0            $ 17          $ 20            $ 11                $ 19                $ 19
   Investment
   Management

   ChemicalsG                  $ 0            $ 36          $ 45            $ 36                $ 43                $ 43

   ComputersH                  $ 0            $ 158         $ 207           $ 137               $ 190               $ 193

   Construction and            $ 0            $ 21          $ 26            $ 17                $ 24                $ 25
   HousingI

   Consumer                    $ 0            $ 7           $ 13            $ 7                 $ 9                 $ 13
   Industries

   Cyclical                    $ 0            $ 9           $ 11            $ 0                 $ 9                 $ 9
   Industries+

   Defense and                 $ 0            $ 12          $ 15            $ 10                $ 14                $ 14
   Aerospace

   Developing                  $ 0            $ 88          $ 116           $ 88                $ 109               $ 111
   CommunicationsJ

   ElectronicsK                $ 0            $ 369         $ 470           $ 313               $ 439               $ 442

   EnergyL                     $ 0            $ 52          $ 65            $ 42                $ 60                $ 61

   Energy ServiceM             $ 0            $ 138         $ 165           $ 110               $ 157               $ 155

   Environmental               $ 0            $ 12          $ 15            $ 12                $ 14                $ 15
   ServicesN

   Financial                   $ 0            $ 80          $ 101           $ 69                $ 94                $ 95
   ServicesO

   Food and                    $ 0            $ 79          $ 104           $ 79                $ 99                $ 99
   AgricultureP

   Health CareQ,B,GG           $ 0            $ 352         $ 478           $ 360               $ 453               $ 456

   Home FinanceR               $ 0            $ 194         $ 253           $ 172               $ 236               $ 238

   Industrial                  $ 0            $ 25          $ 34            $ 26                $ 32                $ 32
   EquipmentS

   Industrial                  $ 0            $ 28          $ 38             28                 $ 34                $ 36
   MaterialsT

   Insurance                   $ 0            $ 9           $ 12             9                  $ 12                $ 11

   LeisureU                    $ 0            $ 31          $ 39            $ 28                $ 36                $ 37

   Medical DeliveryV           $ 0            $ 60          $ 81            $ 66                $ 79                $ 77

   MultimediaW                 $ 0            $ 24          $ 32            $ 25                $ 30                $ 31

   Natural GasX                $ 0            $ 34          $ 41            $ 27                $ 38                $ 39

   Natural                     $ 0            $ 9           $ 11            $ 0                 $ 9                 $ 9
   Resources+

   Paper and Forest            $ 0            $ 9           $ 12            $ 9                 $ 11                $ 12
   Products

   Precious Metals             $ 0            $ 92          $ 124           $ 103               $ 122               $ 120
   and MineralsY

   Regional BanksZ             $ 0            $ 121         $ 140           $ 98                $ 137               $ 140

   RetailingAA                 $ 0            $ 70          $ 79            $ 62                $ 73                $ 75

   Software and                $ 0            $ 123         $ 156           $ 113               $ 145               $ 149
   Computer
   ServicesBB

   TechnologyCC                $ 0            $ 133         $ 173           $ 124               $ 163               $ 164

   Telecommunicatio            $ 0            $ 136         $ 178           $ 135               $ 168               $ 170
   nsDD

   Transportation              $ 0            $ 4           $ 5             $ 3                 $ 4                 $ 4

   Utilities GrowthEE          $ 0            $ 67          $ 91            $ 66                $ 85                $ 87

   Money MarketFF              $ 0            $ 224         $ 289           $ 208               $ 267               $ 275

TOTAL                          $ 0        $ 85,333       $ 136,200      $ 136,200          $ 134,700            $ 136,200
COMPENSATION
FROM THE FUND
COMPLEX*,A


* Information is    for the calendar year ended     December 31, 1996 for
235 funds in the complex.
   ** Interested Trustees of the funds are compensated by FMR.
*** Richard J. Flynn and Edward H. Malone served on the Board of Trustees through December 31, 1996.
**** During the period from May 1, 1996 through December 31, 1996, William
O. McCoy served as a Member of the Advisory Board of the trust. Mr. McCoy was appointed to the Board of Trustees effective January 1, 1997.
+ Estimated
A Compensation figures include cash, and may include a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and may include amounts deferred at the election of Trustees.
B Compensation figures include cash, and may include amounts required to be deferred, a pro rata portion of benefits accrued under the retirement program for the period ended December 30, 1996 and required to be deferred, and amounts deferred at the election of Trustees.
C The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
D The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
E The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $2, Phyllis Burke Davis, $2, Richard J. Flynn, $0, E. Bradley Jones, $2, Donald J. Kirk, $2, William O. McCoy, $0, Gerald C. McDonough, $2, Edward H. Malone, $2, Marvin L. Mann, $2, and Thomas R. Williams, $2.
F T    he following amounts are required to be deferred by each
non-interested Trustee, most of which is subject to vesting: Ralph F. Cox,
$   10    , Phyllis Burke Davis, $   10    , Richard J. Flynn, $0, E.
Bradley Jones, $   10    , Donald J. Kirk, $   10    , William O. McCoy,
$   0    , Gerald C. McDonough, $   10    , Edward H. Malone, $   10    ,
Marvin L. Mann, $   10    , and Thomas R. Williams, $   10    .
   G The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $2, Phyllis Burke Davis, $2, Richard J. Flynn, $0, E. Bradley Jones, $2, Donald J. Kirk, $2, William O. McCoy, $0, Gerald C. McDonough, $2, Edward
H. Malone, $2, Marvin L. Mann, $2, and Thomas R. Williams, $2.
H The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
I The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
J The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
K The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $14, Phyllis Burke Davis, $14, Richard J. Flynn, $0, E. Bradley Jones, $14, Donald J. Kirk, $14, William O. McCoy, $0, Gerald C. McDonough, $14, Edward H. Malone, $14, Marvin L. Mann, $14, and Thomas R. Williams, $14.
L The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $2, Phyllis Burke Davis, $2, Richard J. Flynn, $0, E. Bradley Jones, $2, Donald J. Kirk, $2, William O. McCoy, $0, Gerald C. McDonough, $2, Edward H. Malone, $2, Marvin L. Mann, $2, and Thomas R. Williams, $2.
M The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $5, Phyllis Burke Davis, $5, Richard J. Flynn, $0, E. Bradley Jones, $5, Donald J. Kirk, $5, William O. McCoy, $0, Gerald C. McDonough, $5, Edward H. Malone, $5, Marvin L. Mann, $5, and Thomas R. Williams, $5.
N The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
O The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3, Phyllis Burke Davis, $3, Richard J. Flynn, $0, E. Bradley Jones, $3, Donald J. Kirk, $3, William O. McCoy, $0, Gerald C. McDonough, $3, Edward H. Malone, $3, Marvin L. Mann, $3, and Thomas R. Williams, $3.
P The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
Q The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $62, Phyllis Burke Davis, $62, Richard J. Flynn, $0, E. Bradley Jones, $62, Donald J. Kirk, $62, William O. McCoy, $45, Gerald C. McDonough, $69, Edward H. Malone, $17, Marvin L. Mann, $62, and Thomas R. Williams, $62.
R The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $8, Phyllis Burke Davis, $8, Richard J. Flynn, $0, E. Bradley Jones, $8, Donald J. Kirk, $8, William O. McCoy, $0, Gerald C. McDonough, $8, Edward H. Malone, $8, Marvin L. Mann, $8, and Thomas R. Williams, $8.
S The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
T The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
U The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
V The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3, Phyllis Burke Davis, $3, Richard J. Flynn, $0, E. Bradley Jones, $3, Donald J. Kirk, $3, William O. McCoy, $0, Gerald C. McDonough, $3, Edward H. Malone, $3, Marvin L. Mann, $3, and Thomas R. Williams, $3.
W The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
X The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $1, Phyllis Burke Davis, $1, Richard J. Flynn, $0, E. Bradley Jones, $1, Donald J. Kirk, $1, William O. McCoy, $0, Gerald C. McDonough, $1, Edward H. Malone, $1, Marvin L. Mann, $1, and Thomas R. Williams, $1.
Y The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $5, Phyllis Burke Davis, $5, Richard J. Flynn, $0, E. Bradley Jones, $5, Donald J. Kirk, $5, William O. McCoy, $0, Gerald C. McDonough, $5, Edward H. Malone, $5, Marvin L. Mann, $5, and Thomas R. Williams, $5.
Z The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $4, Phyllis Burke Davis, $4, Richard J. Flynn, $0, E. Bradley Jones, $4, Donald J. Kirk, $4, William O. McCoy, $0, Gerald C. McDonough, $4, Edward H. Malone, $4, Marvin L. Mann, $4, and Thomas R. Williams, $4.
AA The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3, Phyllis Burke Davis, $3, Richard J. Flynn, $0, E. Bradley Jones, $3, Donald J. Kirk, $3, William O. McCoy, $0, Gerald C. McDonough, $3, Edward H. Malone, $3, Marvin L. Mann, $3, and Thomas R. Williams, $3.
BB The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $5, Phyllis Burke Davis, $5, Richard J. Flynn, $0, E. Bradley Jones, $5, Donald J. Kirk, $5, William O. McCoy, $0, Gerald C. McDonough, $5, Edward H. Malone, $5, Marvin L. Mann, $5, and Thomas R. Williams, $5.
CC The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
DD The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $6, Phyllis Burke Davis, $6, Richard J. Flynn, $0, E. Bradley Jones, $6, Donald J. Kirk, $6, William O. McCoy, $0, Gerald C. McDonough, $6, Edward H. Malone, $6, Marvin L. Mann, $6, and Thomas R. Williams, $6.
EE The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $3, Phyllis Burke Davis, $3, Richard J. Flynn, $0, E. Bradley Jones, $3, Donald J. Kirk, $3, William O. McCoy, $0, Gerald C. McDonough, $3, Edward H. Malone, $3, Marvin L. Mann, $3, and Thomas R. Williams, $3.
FF The following amounts are required to be deferred by each non-interested Trustee, most of which is subject to vesting: Ralph F. Cox, $10, Phyllis Burke Davis, $10, Richard J. Flynn, $0, E. Bradley Jones, $10, Donald J. Kirk, $10, William O. McCoy, $0, Gerald C. McDonough, $10, Edward H. Malone, $10, Marvin L. Mann, $10, and Thomas R. Williams, $10.
G    G For the fiscal year ended February 28, 1997, certain of the
non-interested Trustees' aggregate compensation from    Health Care
Portfolio     includes accrued voluntary deferred compensation as follows:
   Cox $384, Malone $343, Mann $375, Williams $37.
Under a retirement program adopted in July 1988 and modified in November 1995 and November 1996, each non-interested Trustee who retired before December 30, 1996 may receive payments from a Fidelity fund during his or her lifetime based on his or her basic trustee fees and length of service. The obligation of a fund to make such payments is neither secured nor funded. A Trustee became eligible to participate in the program at the end of the calendar year in which he or she reached age 72, provided that, at the time of retirement, he or she had served as a Fidelity fund Trustee for at least five years.
The non-interested Trustees may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Deferred Compensation Plan (the Plan). Under the Plan, compensation deferred by a Trustee is periodically adjusted as though an equivalent amount had been invested and reinvested in shares of one or more funds in the complex designated by such Trustee (designated securities). The amount paid to the Trustee under the Plan will be determined based upon the performance of
such investments. Deferral of        fees in accordance with the Plan will
have a negligible effect on the fund's assets, liabilities, and net income per share, and will not obligate the fund to retain the services of any
Trustee or to pay any particular level of compensation to the Trustee.    A
    fund may invest in such designated securities under the Plan without shareholder approval.
   As of December 30, 1996, the non-interested Trustees terminated the retirement program for Trustees who retire after such date. In connection with the termination of the retirement program, each then-existing non-interested Trustee received a credit to his or her Plan account equal to the present value of the estimated benefits that would have been payable under the retirement program. The amounts credited to the non-interested Trustees' Plan accounts are subject to vesting. The termination of the retirement program and related crediting of estimated benefits to the Trustees' Plan accounts did not result in a material cost to the funds.
As of February 28, 199   7,     the Trustees and officers of each fund
owned, in the aggregate, less than    1%     of each fund's total
outstanding shares.
   As of February 28, 1997, National Financial Services Corporation, Boston, MA owned of record 22.22% , 14.51%, 25.74%, 36.03%, 29.23%,15.40%,
15.43%, 31.60%, 34.01%, 26.00%, 6.43%, 26.52%, 18.21%, 27.75%, 23.45%,
20.02%, 9.20%, 17.51%, 25.25%, 13.78%, 23.25%, 9.62%, 22.83%, 8.68%,
16.85%, 29.37%, 26.17%, 19.26%, 20.72%, 28.75%, 18.85%, 19.59%, 15.47%,
24.47%, and 11.85% of the outstanding shares of Air Transportation, American Gold, Automotive, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing, Consumer Industries, Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance, Industrial Equipment, Industrial Materials, Insurance, Leisure, Medical Delivery, Money Market, Multimedia, Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computers, Technology, Telecommunications, Transportation, and Utilities Growth. First Trust Corp., Denver, CO owned of record or beneficially 10.30%, 5.65%, 9.16%, 5.17%, 13.31%, and 10.48% of the
outstanding shares of Consumer Industries, Financial Services, Insurance, Money Market, Retailing, and Transportation. Charles Schwab and Co., Inc., San Francisco, CA owned of record or beneficially 5.05% of the outstanding shares of Transportation.
At each fund's commencement of operations, FMR owns the majority of the outstanding shares of Cyclical Industries and Natural Resources.
A shareholder owning of record or beneficially more than 25% of a fund's outstanding shares may be considered a controlling person. That shareholder's vote could have a more significant effect on matters presented at a shareholders' meeting than votes of other shareholders. MANAGEMENT CONTRACTS
Each fund employs FMR to furnish investment advisory and other services. Under its management contract with each fund, FMR acts as investment adviser and, subject to the supervision of the Board of Trustees, directs the investments of each fund in accordance with its investment objective, policies, and limitations. FMR also provides each fund with all necessary office facilities and personnel for servicing each fund's investments, compensates all officers of each fund and all Trustees who are "interested persons" of the trust or of FMR, and all personnel of each fund or FMR performing services relating to research, statistical, and investment activities.
In addition, FMR or its affiliates, subject to the supervision of the Board of Trustees, provide the management and administrative services necessary for the operation of each fund. These services include providing facilities for maintaining each fund's organization; supervising relations with custodians, transfer and pricing agents, accountants, underwriters, and other persons dealing with each fund; preparing all general shareholder communications and conducting shareholder relations; maintaining each fund's records and the registration of each fund's shares under federal and state laws; developing management and shareholder services for each fund; and furnishing reports, evaluations, and analyses on a variety of subjects to the Trustees.
In addition to the management fee payable to FMR and the fees payable to FSC, each fund pays all of its expenses, without limitation, that are not assumed by those parties. Each fund pays for the typesetting, printing, and mailing of its proxy materials to shareholders, legal expenses, and the fees of the custodian, auditor and non-interested Trustees. Although each fund's current management contract provides that each fund will pay for typesetting, printing, and mailing prospectuses, statements of additional information, notices, and reports to shareholders, the trust, on behalf of each fund has entered into a revised transfer agent agreement with FSC, pursuant to which FSC bears the costs of providing these services to existing shareholders. Other expenses paid by each fund include interest, taxes, brokerage commissions, and each fund's proportionate share of insurance premiums and Investment Company Institute dues. Each fund is also liable for such non-recurring expenses as may arise, including costs of any litigation to which each fund may be a party, and any obligation it may have to indemnify its officers and Trustees with respect to litigation. MONEY MARKET FUND. FMR is the money market fund's manager pursuant to a management contract dated March 1, 1994, which was approved by shareholders on February 16, 1994.
For the services of FMR under the contract, the money market fund pays FMR a monthly management fee composed of a group fee rate, an individual fund fee rate (.03%), and an income-based component of 6% of the fund's gross income in excess of a 5% yield. The maximum income-based component is .24% of average net assets.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated fee rate schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels,which is the result
of cumulatively applying    the annualized rates on the left. For example,
the effective annual fee rate at $472 billion of group net assets - the approximate level for February 1997 - was .1414%, which is the weighted average of the respective fee rates for each level of group net assets up to $472 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual
Assets            Rate         Assets           Fee Rate

 0 - $3 billion   .3700%        $ 0.5 billion   .3700%

 3 - 6            .3400           25            .2664

 6 - 9            .3100           50            .2188

 9 - 12           .2800           75            .1986

 12 - 15          .2500          100            .1869

 15 - 18          .2200          125            .1793

 18 - 21          .2000          150            .1736

 21 - 24          .1900          175            .1695

 24 - 30          .1800          200            .1658

 30 - 36          .1750          225            .1629

 36 - 42          .1700          250            .1604

 42 - 48          .1650          275            .1583

 48 - 66          .1600          300            .1565

 66 - 84          .1550          325            .1548

 84 - 120         .1500          350            .1533

 120 - 174        .1450          400            .1507

 174 - 228        .1400

 228 - 282        .1375

 282 - 336        .1350

 Over 336         .1325

Prior to March 1, 1994, the group fee rate was based on a schedule with breakpoints ending at .1500% for average group assets in excess of $84 billion. The group fee rate breakpoints shown above for average group assets in excess of $120 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. The fund's current management contract reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $156 billion and under $372 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $156 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $372 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $156 billion, the revised group fee rate schedule with additional breakpoints
voluntarily adopted by FMR is as follows on page        :
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 120 - $156 billion   .1450%        $ 150 billion   .1736%

 156 - 192            .1400          175            .1690

 192 - 228            .1350          200            .1652

 228 - 264            .1300          225            .1618

 264 - 300            .1275          250            .1587

 300 - 336            .1250          275            .1560

 336 - 372            .1225          300            .1536

 372 - 408            .1200          325            .1514

 408 - 444            .1175          350            .1494

 444 - 480            .1150          375            .1476

 480 - 516            .1125          400            .1459

 Over 516             .1100          425            .1443

                                     450            .1427

                                     475            .1413

                                     500            .1399

                                     525            .1385

                                     550            .1372

The individual fund fee rate is .03%.
One twelfth of the sum of the group fee rate and the individual fund fee rate is applied to the fund's average net assets for the current month, giving a dollar amount which is the fee for that month.
If the fund's monthly gross yield is 5% or less, the total management fee is the sum of the group fee and the individual fund fee. If the fund's monthly gross yield is greater than 5%, the management fee that FMR receives includes an income-based component. The income-based component equals 6% of that portion of the fund's gross income that represents a gross yield of more than 5% per year. The maximum income-based component is
 .24% (annualized) of average net assets, at a fund gross yield of 9% or more. Gross income for this purpose, includes interest accrued and/or discount earned (including both original issue discount and market discount) on portfolio obligations, less amortization of premium. Realized and unrealized gains and losses, if any, are not included in gross income. The fund's management contract with FMR prior to March 1, 1994 was dated May 1, 1987. For the services of FMR under the contract, the money market fund paid FMR a monthly management fee computed on the basis of the fund's gross income. To the extent that the fund's monthly gross income equalled an annualized yield of 5% or less, FMR received 4% of that amount of the fund's gross income. To the extent that the fund's monthly income exceeded an annualized yield of 5%, FMR received 6% of that excess. For this purpose, gross income includes interest accrued or discount earned (including both original issue and market discount), less amortization of premium. The amount of discount or premium on portfolio instruments is fixed at the time of purchase. Realized and unrealized gains and losses, if any, are not included in gross income.
Pursuant to the terms of the contract, limitations were imposed on the compensation FMR could receive under the above formula. These limitations were based on the fund's average monthly net assets as follows:
Annualized Rate
On the first $1.5 billion          .50%

On the portion in excess of $1.5 to $3.0 billion            .45%

On the portion in excess of $3.0 billion to $4.5 billion    .43%

On the portion in excess of $4.5 billion to $6.0 billion    .41%

On the portion in excess of $6.0 billion                    .40%

       SUB-ADVISER   . On behalf of the money market fund, FMR has entered
into a sub-advisory agreement with FMR Texas, pursuant to which FMR Texas, has primary responsibility for providing portfolio investment management services to the fund.
Under the sub-advisory agreement, dated March 1, 1994, which was approved by shareholders on February 16, 1994, FMR pays FMR Texas fees equal to 50% of the management fee payable to FMR under its management contract with the fund. The fees paid to FMR Texas are not reduced by any voluntary or mandatory expense reimbursements that may be in effect from time to time. On behalf of the money market fund, for fiscal 1997, 1996, and 1995, FMR paid FMR Texas, fees of $792,040, $779,003, and $690,183, respectively.
    STOCK FUNDS (EXCEPT CYCLICAL INDUSTRIES AND NATURAL RESOURCES).    FMR
is each fund's manager pursuant to management co    ntracts dated March 1,
1994, which were approved by shareholders on February 16, 1994.
For the services of FMR under the contract, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the
result of cumulative   ly applying the annualized rates on the left. For
example, the effective annual fee rate at $472 billion of group net assets
- the approximate level for February 1997 - was .3005%, which is the weighted average of the respective fee rates for each level of group net assets up to $472 billion.
GROUP FEE RATE SCHEDULE          EFFECTIVE ANNUAL FEE RATES

Average Group   Annualized   Group Net   Effective Annual
Assets          Rate         Assets      Fee Rate





$ 0        -     3 billion   .5200%    $ 0.5 billion   .5200%

3          -     6           .4900     25              .4238

6          -     9           .4600     50              .3823

9          -     12          .4300     75              .3626

12         -     15          .4000     100             .3512

15         -     18          .3850     125             .3430

18         -     21          .3700     150             .3371

21         -     24          .3600     175             .3325

24         -     30          .3500     200             .3284

30         -     36          .3450     225             .3253

36         -     42          .3400     250             .3223

42         -     48          .3350     275             .3198

48         -     66          .3250     300             .3175

66         -     84          .3200     325             .3153

84         -     102         .3150     350             .3133

102        -     138         .3100

138        -     174         .3050

174        -     228         .3000

228        -     282         .2950

282        -     336         .2900

Over 336                     .2850

Prior to March 1, 1994, the group fee rate was based on a schedule with breakpoints ending at .3100% for average group assets in excess of $102 billion. The group fee rate breakpoints shown above for average group assets in excess of $138 billion and under $228 billion were voluntarily adopted by FMR on January 1, 1992. The additional breakpoints shown above for average group assets in excess of $228 billion were voluntarily adopted by FMR on November 1, 1993. Each fund's current management contract reflects these extensions of the group fee rate schedule.
On August 1, 1994, FMR voluntarily revised the prior extensions to the group fee rate schedule, and added new breakpoints for average group assets in excess of $210 billion and under $390 billion as shown in the schedule below. The revised group fee rate schedule was identical to the above schedule for average group assets under $210 billion.
On January 1, 1996, FMR voluntarily added new breakpoints to the revised schedule for average group assets in excess of $390 billion, pending shareholder approval of a new management contract reflecting the revised schedule and additional breakpoints. The revised group fee rate schedule and its extensions provide for lower management fee rates as FMR's assets under management increase. For average group assets in excess of $210 billion, the revised group fee rate schedule with additional breakpoints voluntarily adopted by FMR is as follows:
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group         Annualized   Group Net        Effective Annual
Assets                Rate         Assets           Fee Rate

 174 - $210 billion   .3000%        $ 150 billion   .3371%

 210 -  246           .2950          175            .3325

 246 - 282            .2900          200            .3284

 282 - 318            .2850          225            .3249

 318 - 354            .2800          250            .3219

 354 - 390            .2750          275            .3190

 390 - 426            .2700          300            .3163

 426 - 462            .2650          325            .3137

 462 - 498            .2600          350            .3113

 498 - 534            .2550          375            .3090

 Over 534             .2500          400            .3067

                                     425            .3046

                                     450            .3024

                                     475            .3003

                                     500            .2982

                                     525            .2962

                                     550            .2942

The individual fund fee rate is .30%. Based on the average group net assets
of funds advised by FMR for    February 1997    , the annual management fee
rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

 .   3005    %    +     .30%                       =     .   6005    %

One twelfth (1/12) of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
       CYCLICAL INDUSTRIES AND NATURAL RESOURCES PORTFOLIOS.    FMR is each
fund's manager pursuant to management contracts dated January 16, 1997, which were approved by FMR, the then sole shareholder, on February 14, 1997.
For the services of FMR under the contracts, each fund pays FMR a monthly management fee composed of the sum of two elements: a group fee rate and an individual fund fee rate.
The group fee rate is based on the monthly average net assets of all of the registered investment companies with which FMR has management contracts and is calculated on a cumulative basis pursuant to the graduated schedule shown below on the left. The schedule below on the right shows the effective annual group fee rate at various asset levels, which is the result of cumulatively applying the annualized rates on the left. For example, the effective annual fee rate at $472 billion of group net assets
- the approximate level for February 1997 - was .3005%, which is the weighted average of the respective fee rates for each level of group net assets up to $472 billion.
GROUP FEE RATE SCHEDULE   EFFECTIVE ANNUAL FEE RATES

Average Group     Annualized   Group Net        Effective Annual Fee
Assets             Rate        Assets           Rate

 0 - $3 billion   .5200%        $ 0.5 billion   .5200%

 3 - 6            .4900          25             .4238

 6 - 9            .4600          50             .3823

 9 - 12           .4300          75             .3626

 12 - 15          .4000          100            .3512

 15 - 18          .3850           125           .3430

 18 - 21          .3700          150            .3371

 21 - 24      .3600     175   .3325

 24 - 30      .3500     200   .3284

 30 - 36      .3450     225   .3249

 36 - 42      .3400     250   .3219

 42 - 48      .3350     275   .3190

 48 - 66      .3250     300   .3163

 66 - 84      .3200     325   .3137

 84 - 102     .3150     350   .3113

 102 - 138    .3100     375   .3090

 138 - 174    .3050     400   .3067

 174 - 210    .3000     425   .3046

 210 - 246    .2950     450   .3024

 246 - 282    .2900     475   .3003

 282 - 318    .2850     500   .2982

 318 - 354    .2800     525   .2962

 354 - 390    .2750     550   .2942

 390 - 426    .2700

 426 - 462    .2650

 462 - 498    .2600

 498 - 534    .2550

 Over 534     .2500

   The individual fund fee rate is .30%. Based on the average group net assets of funds advised by FMR for February 1997, the annual management fee rate would be calculated as follows:
Group Fee Rate         Individual Fund Fee Rate         Basic Fee Rate

   .3005    %    +     .30%                       =        .6005    %

   One twelfth (1/12) of this annual management fee rate is applied to each fund's net assets averaged for the most recent month, giving a dollar amount, which is the fee for that month.
FEES COLLECTED BY FMR. The table on page         provides information about
the management fees payable to FMR under the management contracts in effect for the last three fiscal periods. The column entitled "Gross Management Fees" provides the dollar amount of management fees provided for under those contracts. The column entitled "Reimbursements by FMR" lists the sum of any fees and other expenses of the fund that FMR effectively assumed by reimbursing the funds for those expenses, as discussed below. Expense reimbursements represent reductions of FMR's revenues from the funds. The column entitled "Net Fees" represents the gross management fees payable to FMR, less the amount of fee and expense reimbursements by FMR during the period.
FMR may, from time to time, voluntarily reimburse all or a portion of each fund's operating expenses (exclusive of interest, taxes, brokerage commissions, and extraordinarily expenses). FMR retains the ability to be repaid for these expense reimbursements in the amount that expenses fall below the limit prior to the end of the fiscal year. Expense reimbursements by FMR will increase each fund's total returns and yield (money market fund) and repayment of the reimbursement by each fund will lower its total returns and yield (money market fund).
1MANAGEMENT FEES

         Fiscal 1997       Fiscal 1996   Fiscal 1995




                    Gross      Ex
                               pense  Net Fees  Gross               Ex
                                                                    pense  Net Fees         Gross         Expense     Net Fees
                    Management Limit
                               ation            Management          Limit
                                                                    ation                   Management    Limitation
                    Fees       Reim
                               burse
                               ments            Fees                Reim
                                                                    burse
                                                                    ments                   Fees          Reimburse
                                                                                                          ments

Air                 $ 539,940     $ 0 $539,940     $425,938         $0        $425,938      $58,574      $ 35,895      $22,679
Transportation

American Gold       2,501,556     0   2,501,556    2,155,590        0         2,155,590     2,170,533     0            2,170,533

Automotive          726,743       0   726,743      363,327           0        363,327       628,194       0            628,194

Biotechnology       4,324,960     0   4,324,960    3,676,822        0         3,676,822A    2,565,447     0            2,565,447

Brokerage and       448,938       0   448,938      204,478          0         204,478A      188,068       111,215      76,853
Investment
Management

Chemicals           745,680       0   745,680      481,260          0         481,260       888,515       0            888,515

Computers           3,309,228     0   3,309,228    2,922,505        0         2,922,505     818,112       0            818,112

Construction and    408,988       0   408,988      258,650          0         258,650       251,922       0            251,922
Housing

Consumer            154,434       0   154,434      219,534          0         219,534A      49,334        25,374       23,960
Industries

Defense and         268,010       0   268,010      131,560          0          131,560A     32,632        75,680       0
Aerospace

Developing          1,856,888     0   1,856,888    2,034,963        0          2,034,963    1,383,242     0            1,383,242
Communications

Electronics         7,859,173     0   7,859,173    5,626,255        0          5,626,255    967,445       0            967,445

Energy              1,066,783     0   1,066,783    691,768          0          691,768      646,577       0            646,577

Energy Service      2,790,650     0   2,790,650    983,400          0          983,400      369,132       0            369,132

Environmental       252,081       0   252,081      195,326           0         195,326      277,824       0            277,824
Services

Financial           1,661,452     0   1,661,452    1,203,738         0         1,203,738    671,165       0            671,165
Services

Food and            1,682,437     0   1,682,437    1,286,233         0         1,286,233    577,884       0            577,884
Agriculture

Health Care         7,661,331     0   7,661,331    6,868,340         0         6,868,340    3,999,219     0            3,999,219

Home Finance        4,201,147     0   4,201,147    2,401,434         0         2,401,434    1,238,263     0            1,238,263

Industrial          560,442       0   560,442      623,645           0         623,645      767,043       0            767,043
Equipment

Industrial          590,927       0   590,927      777,296           0         777,296      1,097,939     0            1,097,939
Materials

Insurance           204,881       0   204,881      129,061           0         129,061      64,796        0            64,796

Leisure             643,761       0   643,761      486,216           0         486,216      452,572       0            452,572

Medical Delivery    1,307,251     0   1,307,251    1,208,374         0         1,208,374    1,329,801     0            1,329,801

Money Market        1,584,080     0   1,584,080    1,558,005         0         1,558,005    1,380,366     0            1,380,366

Multimedia          513,562       0   513,562      587,354           0         587,354      195,423       0            195,423

Natural Gas         679,330       0   679,330      431,858           0         431,858      478,146       0            478,146

Paper and Forest    194,763       0   194,763      355,643           0         355,643      348,896       0            348,896
Products

Precious Metals     2,005,219     0   2,005,219    2,345,736         0         2,345,736    2,704,371     0            2,704,371
and Minerals

Regional Banks      2,534,699     0   2,534,699    1,410,233         0         1,410,233    892,544       0            892,544

Retailing           1,338,783     0   1,338,783    226,958           0         226,958      377,628       0            377,628

Software and        2,546,782     0   2,546,782    1,899,182         0         1,899,182    1,132,169     0            1,132,169
Computer
Services

Technology          2,800,144     0   2,800,144    2,349,322         0         2,349,322    1,278,290     0            1,278,290

Telecommunicati     2,878,937     0   2,878,937    2,590,151         0         2,590,151    2,320,344     0            2,320,344
ons

Transportation      75,979    25,611  50,368       66,606          15,090       51,516A     79,035        0            79,035

Utilities Growth    1,440,039     0   1,440,039    1,615,924        0          1,615,924    1,391,823     0            1,391,823


   A During the period, FMR issued a one-time credit reducing management fees. The amount of the credit issued to the respective funds was:
Biotechnology $503,762; Brokerage and Investment Management $79,974; Consumer Industries $22,835; Defense and Aerospace $24,455; and Transportation $7,559.
SUB-ADVISERS. On behalf of the stock funds (except American Gold Portfolio), FMR has entered into sub-advisory agreements with FMR U.K. and FMR Far East. Pursuant to the sub-advisory agreements, FMR may receive investment advice and research services outside the United States from the sub-advisers. FMR may also grant the sub-advisers investment management authority as well as the authority to buy and sell securities if FMR believes it would be beneficial to the funds.
Currently, FMR U.K. and FMR Far East each focus on issuers in countries other than the United States such as those in Europe, Asia, and the Pacific Basin.
FMR U.K. and FMR Far East, which were organized in 1986, are wholly owned subsidiaries of FMR. Under the sub-advisory agreements FMR pays the fees of FMR U.K. and FMR Far East. For providing non-discretionary investment advice and research services, FMR pays FMR U.K. and FMR Far East fees equal to 110% and 105%, respectively, of FMR U.K.'s and FMR Far East's costs incurred in connection with providing investment advice and research services.
For providing discretionary investment management and executing portfolio transactions, FMR pays FMR U.K. and FMR Far East a fee equal to 50% of its monthly management fee with respect to the fund's average net assets managed by the sub-adviser on a discretionary basis.
The table below shows the fees paid to the sub-advisers for providing
investment advice and research services on behalf of    the funds for the
fiscal years ended February 1997, 1996, and 1995.
For the fiscal years ended 1997, 1996, and 1995, no fees were paid by FMR to the sub-advisers on behalf of the funds for providing discretionary investment management or executing portfolio transactions.
FEES PAID BY FMR TO FOREIGN SUB-ADVISERS

       FUND                 FEES PAID BY FMR TO FMR U.K.                 FEES PAID BY FMR TO FMR FAR EAST





                     1997        1996              1995                 1997                 1996                 1995

   Air           $ 1,385        $7,281            $ 1,184              $ 1,429              $ 7,977              $ 141
   Transportation

   Auto
motive            16,190         2,829             1,021                14,746               3,065                1,953

   Biotech
nology            57,555         43,136            14,099               55,421               45,732               0

   Brokerage
 and              1,593          1,737             2,134                1,549                1,873                5,666
   Investment
   Management

   Chemicals
                  11,460         4,067             9,005                11,730               4,360                1,430

   Computers
                  14,494         44,800            1,071                14,124               48,650               6,480

   Construc
tion              463            0                 9                    439                  0                    61
   and Housing

   Consumer
                  190            477               256                  189                  521                  3
   Industries

   Defense
 and              928            323               23                   853                  367                  0
   Aerospace

   Develop
ing               16,341         31,635            21,581               15,580               35,287               683
   Communication
   s

   Elec
tronics           26,600         50,403            957                  22,356               59,693               7,701

   Energy         27,154         14,746            12,700               25,283               15,810               0

   Energy
 Service          26,346         8,516             968                  25,339               9,360                0

   Environ
mental            1,352          1,469             2,261                1,317                1,640                3
   Services

   Financial
                  0              0                 907                  0                    0                    855
   Services

   Food and
                  1,856          2,915             2,898                1,799                3,087                204
   Agriculture

   Health
 Care             140,931        62,044            18,349               132,786              66,180               0

   Home
 Finance          13,987         0                 9                    12,464               0                    61

   Industrial
                  1,764          787               41                   1,518                907                  52
   Equipment

   Industrial
                  12,985        10,004             7,396                12,586               11,002               0
   Materials


   Insurance
                  153           34                 0                    146                  40                   0

   Leisure
                  2,080         5,700              1,372                1,990                6,340                501

   Medical        741            0                 0                    642                  0                    0
   Delivery

   Multimedia
                 3,001           6,935             626                  2,963                7,504                296

   Natural
 Gas             786             1,012             2,100                660                  1,005                360

   Paper
 and             1,218           2,270             2,521                1,118                2,457                34
   Forest Products

   Precious
 Metals          104,793         118,405           107,341              101,856              126,271              23,056
   and Minerals

   Regional
 Banks           2,772           0                 0                    2,458                0                    0

   Retailing
                 1,846           585               107                  1,805                632                  0

   Software
 and             16,414          5,397             7,534                15,288               6,305                115
   Computer
   Services

   Technology
                 16,385          36,101            3,283                14,600               39,503               7,604

   Tele
communic         24,984          53,688            38,500               24,546               57,717               5,830
   ations

   Transport
ation            563             289               657                  539                  310                  248

   Utilities
                 3,110           4,286             2,167                3,012                4,379                176
   Growth



CONTRACTS WITH FMR AFFILIATES
   FSC, an affiliate of FMR, is     transfer, dividend disbursing, and
shareholder servicing agent for each fund. FSC receives an annual account fee and an asset-based fee each based on account size and fund type for each retail account and certain institutional accounts. With respect to certain institutional retirement accounts, FSC receives an annual account fee and an asset-based fee based on account type or fund type. These annual account fees are subject to increase based on postal rate changes.
    The asset-based fees are subject to adjustment if the year-to-date
total return of the    S&P     500 exceeds a positive or negative 15%. FSC
also collects small account fees from certain accounts with balances of less than $2,500.
FSC pays out-of-pocket expenses associated with providing transfer agent services. In addition, FSC bears the expense of typesetting, printing, and mailing prospectuses, statements of additional information, and all other reports, notices, and statements to shareholders, with the exception of proxy statements.
FSC also performs the calculations necessary to determine each fund's net asset value per share and dividends, and maintains each fund's accounting records. The annual fee rates for these pricing and bookkeeping services are based on each fund's average net assets, specifically, .1000% for the
first $500 million of average net assets and .0500%    of     average net
assets in excess of $500 million. The fee is limited to a minimum of $60,000 and a maximum of $800,000 per year.
The table below shows the fees paid to FSC for pricing and bookkeeping services, including related out-of-pocket expenses during each fund's last three fiscal years.
                 PRICING AND BOOKKEEPING FEES


                 FISCAL 1997                 FISCAL 1996                 FISCAL 1995


   Air                       $ 92,138          $ 73,290          $ 45,044
   Transportation

   American Gold              416,410           351,847           351,263

   Automotive                 120,805           60,082            101,598

   Biotechnology              612,580           527,898           427,062

   Brokerage and              88,697            47,818            45,614
   Investment
   Management

   Chemicals                  123,784           78,925            144,351

   Computers                  520,629           454,150           132,274

   Construction               76,325            49,539            49,640
   and Housing

   Consumer                   60,450            59,535            45,039
   Industries

   Defense and                61,443            47,698            45,035
   Aerospace

   Developing                 308,377           333,332           223,703
   Communicatio
   ns

   Electronics                799,758           651,136           159,153

   Energy                     177,681           112,800           116,560

   Energy Service             445,567           160,802           61,676

   Environmental              64,394            47,732            49,038
   Services

   Financial                  276,349           196,984           108,517
   Services

   Food and                   279,388           210,607           93,455
   Agriculture

   Health Care                805,100           738,412           593,155

   Home Finance               596,198           382,635           200,207

   Industrial                 93,288            102,205           123,986
   Equipment

   Industrial                 98,357            127,391           177,982
   Materials

   Insurance                  60,415            47,689            45,049

   Leisure                    107,125           79,740            73,182

   Medical                    215,825           197,086           217,243
   Delivery

   Money Market               108,892           99,064            100,919

   Multimedia                 85,280            96,559            45,584

   Natural Gas                113,435           70,811            77,295

   Paper and                  60,429            62,846            62,045
   Forest Products

   Precious Metals            333,124           383,741           431,938
   and Minerals

   Regional Banks             408,850           231,139           144,275

   Retailing                  222,542           47,630            67,016

   Software and               419,686           307,359           188,418
   Computer
   Services

   Technology                 466,774           378,688           206,675

   Telecommunic               479,593           418,462           380,164
   ations

   Transportation             60,368            47,681            45,053

   Utilities                  239,403           264,628           225,235
   Growth

FSC also receives fees for administering each fund's securities lending program. Securities lending fees are based on the number and duration of individual securities loans. The table below shows the securities lending
fees paid by    the affected     funds to FSC during each fund's last three
fiscal years.    No securities lending fees were incurred by those funds
not listed below.
              SECURITIES LENDING FEES


                                 FISCAL 1997                 FISCAL 1996                 FISCAL 1995

   American Gold             $ 3,065                     $ 3,985                     $ 0

   Biotechnology              9,415                       10,900                      12,005

   Chemicals                  770                         180                         690

   Computers                  6,265                       11,060                      0

   Construction               445                         0                           0
   and Housing

   Electronics                13,690                      12,190                      3,015

   Energy                     2,320                       1,115                       230

   Energy Service             1,290                       380                         595

   Financial                  0                           305                         0
   Services

   Health Care                7,915                       12,373                      20,600

   Industrial                 0                           2,065                       400
   Materials

   Medical                    8,900                       3,795                       2,120
   Delivery

   Paper and                  0                           375                         230
   Forest Products

   Precious Metals            710                         325                         50
   and Minerals

   Retailing                  4,965                       2,010                       3,535

   Software and               5,940                       5,525                       4,245
   Computer
   Services

   Technology                 16,005                      11,840                      0

   Telecommunic               10,530                      11,295                      5,140
   ations

   Utilities                  780                         120                         140
   Growth

   Regional Banks             3,860                       0                           0


Currently, FSC is credited with a $7.50 exchange fee for each exchange from a stock fund, including each exchange from a stock fund to another Fidelity
fund.    The aggregate exchange fees retained by FSC during fiscal 1997,
1996, and 1995 amounted to $4,585,238, $4,400,274, and     $2,942,608,
respectively. The funds are credited with redemption fees, the amounts of which are based on the length of time shares are held in an equity fund prior to redemption.
Each fund has a distribution agreement with FDC, a Massachusetts corporation organized on July 18, 1960. FDC is a broker-dealer registered under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. The distribution agreements call for FDC to use all reasonable efforts, consistent with its other business, to secure purchasers for shares of each fund, which are continuously offered. Promotional and administrative expenses in connection with the offer and sale of shares are paid by FDC.
   For fiscal 1997, 1996, and 1995, FDC collected, in the aggregate, $550,208, $560,711, and $657,652, respectively, of deferred sales charges from the total value of shares redeemed by shareholders in all funds and from the Select Cash Reserves Account. On October 12, 1990, the fund's 2% sales charge was increased to 3% and the 1% deferred sales charge was eliminated. For fiscal 1997, 1996, and 1995, FDC collected in the aggregate, $51,023,883, $71,957,898, and $33,024,875, respectively of front-end sales charges. The following table shows the sales charge revenue paid to, and retained by, FDC for the following fiscal periods.

                           1997                           1996                           1995





               Sales              Deferred           Sales                 Deferred           Sales                 Deferred
               Charges            Sales              Charges               Sales              Charges               Sales
                                  Charges                                  Charges                                  Charges

   Air          $688,390          $ 1,386            $ 880,267             $ 1,398            $ 105,357             $ 1,000
   Transportation

   American
 Gold            1,162,696         43,678             1,434,655             40,619             1,481,818             43,732

   Automotive
                 466,135           2,159              381,296               3,109              444,228               7,057

   Biotech
nology          1,854,442          41,551             3,591,690             28,707             937,105               38,451

   Brokerage
 and            903,649            1,311              222,268               5,017              147,041               3,502
   Investment
   Management

   Chemicals
                579,393            6,478              529,419               23,318             1,051,981             6,676

   Computers
                2,540,952          5,155              7,703,101             10,256             2,229,925             6,636

   Construc
tion            174,919            1,261              309,250               1,448              128,632               4,159
   and Housing

   Consumer
                169,639            682                372,748               1,264              28,529                1,621
   Industries

   Defense
 and            292,571            1,408              256,417               4,056              55,192                654
   Aerospace

   Developing
                733,692            7,987              2,513,224             4,453              1,273,859             6,404
   Communication
   s

   Electronics
                9,021,074          9,923              15,086,139            18,130             2,406,616             6,916

   Energy       1,029,850          14,667             555,520               29,054             508,448               19,469

   Energy
 Service        4,165,989          10,974             1,453,689             6,886              348,174               8,516

   Environ
mental          177,009            9,944              80,412                12,652             97,853                24,202
   Services

   Financial
                1,400,884          8,487              1,419,292             10,479             350,591               10,842
   Services

   Food and
                1,095,115          7,683              1,756,887             2,759              288,346               6,662
   Agriculture

   Health
 Care           2,553,184          69,909             5,991,249             54,291             1,959,254             69,232

   Home
 Finance        5,869,188          4,653              4,216,342             1,985              1,612,246             6,186

   Industrial
                252,021            2,660              541,013               7,928              1,442,065             6,353
   Equipment

   Industrial
                866,268            4,072              596,846               12,636             1,749,955             4,699
   Materials

   Insurance
                248,750            1,364              300,141               6,193              103,690               732

   Leisure
                282,104            14,717             451,945               17,764             210,050               24,969

   Medical
                567,463            6,016              1,501,132             6,879              1,314,731             8,345
   Delivery

   Money
 Market         2,788,424          97,630             4,472,949             76,760             3,280,023             156,149

   Multimedia
                338,283            4,261              923,712               3,278              177,841               3,103

   Natural
 Gas            682,901            2,332              268,316               7,860              367,823               3,010

   Paper
 and            126,407            2,892              526,735               3,068              691,097               2,973
   Forest Products

   Precious
 Metals         669,762            45,427             1,543,064             52,879             2,403,153             55,156
   and Minerals

   Regional
 Banks          3,497,512          3,702              2,017,787             3,130              1,112,238             4,584

   Retailing
                838,536            4,812              266,970               5,475              307,005               2,778

   Software
 and            1,921,006          5,034              3,293,250             6,803              1,239,048             8,732
   Computer
   Services

   Technology
                1,543,709          36,252             3,609,138             41,004             1,145,527             25,706

   Telecomm
unica           1,182,016          30,536             2,050,876             25,598             1,442,750             19,309
   tions

   Transport
ation           101,332            682                157,256               2,170              96,688                771

   Utilities
 Growth         238,618            38,523             682,903               21,405             485,996               58,366



   Totals       $51,023,883       $ 550,208          $ 71,957,898          $ 560,711          $ 33,024,875          $ 657,652



DESCRIPTION OF THE TRUST
TRUST ORGANIZATION. Fidelity Select Portfolios is an open-end management investment company organized as a Massachusetts business trust on November 20, 1980. Subsequent to the reorganization of certain funds of the trust on October 26, 1990, Automation and Machinery Portfolio, Life Insurance Portfolio, and Restaurant Industry Portfolio no longer exist. Also due to the reorganization, Capital Goods Portfolio was renamed "Industrial Technology Portfolio," and Property and Casualty Insurance Portfolio was renamed "Insurance Portfolio." Subsequent to an additional reorganization on February 25, 1994, Electric Utilities Portfolio no longer exists.
   On July 18, 1996, Consumer Products Portfolio was renamed "Consumer Industries."
On August 3, 1994 Utilities Portfolio was renamed "Utilities Growth
Portfolio."
On April 30, 1994, Broadcast and Media Portfolio was renamed "Multimedia Portfolio."
On February 17, 1993, Savings and Loan Portfolio was renamed "Home Finance Portfolio."
On June 29, 1992, Industrial Technology Portfolio was renamed "Industrial Equipment Portfolio."
On June 14, 1990, Housing Portfolio was renamed "Construction and Housing Portfolio."
On July 10, 1987, Health Care Delivery Portfolio was renamed "Medical Delivery Portfolio."
On July 29, 1985, Leisure and Entertainment Portfolio was renamed "Leisure Portfolio."
   Currently there are thirty-eight funds of the trust: Air Transportation Portfolio, American Gold Portfolio, Automotive Portfolio, Biotechnology Portfolio, Brokerage and Investment Management Portfolio, Chemicals Portfolio, Computers Portfolio, Construction and Housing Portfolio, Consumer Industries Portfolio, Cyclical Industries Portfolio, Defense and Aerospace Portfolio, Developing Communications Portfolio, Electronics Portfolio, Energy Portfolio, Energy Service Portfolio, Environmental Services Portfolio, Financial Services Portfolio, Food and Agriculture Portfolio, Health Care Portfolio, Home Finance Portfolio, Industrial Equipment Portfolio, Industrial Materials Portfolio, Insurance Portfolio, Leisure Portfolio, Medical Delivery Portfolio, Multimedia Portfolio, Natural Gas Portfolio, Natural Resources Portfolio, Paper and Forest Products Portfolio, Precious Metals and Minerals Portfolio, Regional Banks Portfolio, Retailing Portfolio, Software and Computer Services Portfolio, Technology Portfolio, Telecommunications Portfolio, Transportation Portfolio, Utilities Growth Portfolio, Money Market Portfolio. The Declaration of Trust permits the Trustees to create additional funds.
In the event that FMR ceases to be the investment adviser to the trust or a fund, the right of the trust or fund to use the identifying name "Fidelity" may be withdrawn. There is a remote possibility that one fund might become liable for any misstatement in its prospectus or statement of additional information about another fund.
The assets of the trust received for the issue or sale of shares of each fund and all income, earnings, profits, and proceeds thereof, subject only to the rights of creditors, are especially allocated to such fund, and constitute the underlying assets of such fund. The underlying assets of each fund are segregated on the books of account, and are to be charged with the liabilities with respect to such fund and with a share of the general expenses of the trust. Expenses with respect to the trust are to be allocated in proportion to the asset value of the respective funds, except where allocations of direct expense can otherwise be fairly made. The officers of the trust, subject to the general supervision of the Board of Trustees, have the power to determine which expenses are allocable to a given fund, or which are general or allocable to all of the funds. In the event of the dissolution or liquidation of the trust, shareholders of each fund are entitled to receive as a class the underlying assets of such fund available for distribution.
SHAREHOLDER AND TRUSTEE LIABILITY. The trust is an entity of the type commonly known as "Massachusetts business trust." Under Massachusetts law, shareholders of such a trust may, under certain circumstances, be held personally liable for the obligations of the trust. The Declaration of Trust provides that the trust shall not have any claim against shareholders except for the payment of the purchase price of shares and requires that each agreement, obligation, or instrument entered into or executed by the trust or the Trustees shall include a provision limiting the obligations created thereby to the trust and its assets. The Declaration of Trust provides for indemnification out of each fund's property of any shareholders held personally liable for the obligations of the fund. The Declaration of Trust also provides that each fund shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the fund and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund itself would be unable to meet its obligations. FMR believes that, in view of the above, the risk of personal liability to shareholders is remote.
The Declaration of Trust further provides that the Trustees, if they have exercised reasonable care, will not be liable for any neglect or wrongdoing, but nothing in the Declaration of Trust protects Trustees against any liability to which they would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of their office.
VOTING RIGHTS. Each fund's capital consists of shares of beneficial interest. As a shareholder, you receive one vote for each dollar value of net asset value you own. The shares have no preemptive or conversion rights; the voting and dividend rights, the right of redemption, and the privilege of exchange are described in the Prospectus. Shares are fully paid and nonassessable, except as set forth under the heading "Shareholder and Trustee Liability" above. Shareholders representing 10% or more of the trust or a fund may, as set forth in the Declaration of Trust, call meetings of the trust or a fund for any purpose related to the trust or fund, as the case may be, including, in the case of a meeting of the entire trust, the purpose of voting on removal of one or more Trustees. The trust or any fund may be terminated upon the sale of its assets to another open-end management investment company, or upon liquidation and distribution of its assets, if approved by vote of the holders of a majority of the trust or the fund, as determined by the current value of each shareholder's investment in the fund or trust. If not so terminated, the trust and the funds will continue indefinitely. Each fund may invest all of its assets in another investment company.
CUSTODIAN. Brown Brothers Harriman & Co., 40 Water Street, Boston, Massachusetts, is custodian of the assets of the stock funds. The Bank of New York, 110 Washington Street, New York, New York is custodian of the assets of the money market fund. The custodian is responsible for the safekeeping of a fund's assets and the appointment of the subcustodian banks and clearing agencies. The custodian takes no part in determining the investment policies of a fund or in deciding which securities are purchased or sold by a fund. However, a fund may invest in obligations of the custodian and may purchase securities from or sell securities to the
custodian. The Bank of New York (stock funds only) and    The Chase
Manhattan Bank    , each headquartered in New York, also may serve as a
special purpose custodian of certain assets in connection with repurchase agreement transactions.
FMR, its officers and directors, its affiliated companies, and the Board of Trustees may, from time to time, conduct transactions with various banks, including banks serving as custodians for certain funds advised by FMR. The Boston branch of the stock funds' custodian leases its office space from an affiliate of FMR at a lease payment which, when entered into, was consistent with prevailing market rates. Transactions that have occurred to date include mortgages and personal and general business loans. In the judgment of FMR, the terms and conditions of those transactions were not influenced by existing or potential custodial or other fund relationships. AUDITOR. Price Waterhouse LLP, 160 Federal Street, Boston, Massachusetts, serves as the trust's independent accountant. The auditor examines financial statements for the funds and provides other audit, tax, and related services.
LITIGATION. In December 1995,    a single individual who purchased shares
of Apple Computer, Inc. ("Apple") in September 1995 filed a purported class action complaint in the United States District Court in Boston against Select Technology Portfolio, Select Computers Portfolio and others. The complaint alleges that, in violation of a federal securities law and state common law, the funds' portfolio manager made misleading statements regarding Apple and the funds' holdings of Apple. The defendants deny the allegations in the complaint and intend to defend the lawsuits vigorously.
FINANCIAL STATEMENTS
   Each fund's financial statements and financial highlights for the fiscal
year ended     February 28   , 1997 and report of the auditor, are included
in the funds' Annual Report, which is a separate report supplied with this SAI. The funds' financial statements, including the financial highlights, and report of the auditor are incorporated herein by reference. For a free additional copy of the funds' Annual Report, contact Fidelity at 1-800-544-8888, 82 Devonshire Street, Boston, MA 02109.
APPENDIX
DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF COMMERCIAL PAPER Moody's assigns short-term debt ratings to obligations which have an original maturity not exceeding one year.
Issuers rated     PRIME-1    (or related supporting institutions) have a
superior ability for repayment of principal and payment of interest.
Issuers rated     PRIME-2    (or related supporting institutions) have a
strong ability for repayment of principal and payment of interest. DESCRIPTION OF STANDARD & POOR'S RATINGS OF COMMERCIAL PAPER
Debt issues considered short-term in the relevant market may be assigned a Standard & Poor's commercial paper rating.
    A-1 -    This highest category indicates that the degree of safety
regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.
    A-2 -    Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated A-1.
    DESCRIPTION OF MOODY'S INVESTORS SERVICE RATINGS OF CORPORATE BONDS Moody's ratings for obligations with an original remaining maturity in excess of one year fall within nine categories. They range from Aaa (highest quality) to C (lowest quality). Moody applies numerical modifiers of 1, 2, or 3 to each generic rating classification from Aa through B. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks on the lower end of its generic rating category.
    AAA -    Bonds that are rated Aaa are judged to be of the best quality.
They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.
    AA -    Bonds that are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than the Aaa securities.
    A -    Bonds that are rated A possess many favorable investment
attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment sometime in the future.
    BAA -    Bonds that are rated Baa are considered as medium-grade
obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.
    BA -    Bonds that are rated Ba are judged to have speculative
elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.
    B -    Bonds that are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.
    CAA -    Bonds that are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.
    CA -    Bonds that are rated Ca represent obligations which are
speculative in a high degree. Such issues are often in default or have other marked short-comings.
    C -    Bonds that are rated C are the lowest-rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.
    DESCRIPTION OF STANDARD & POOR'S RATINGS OF CORPORATE BONDS
Debt issues may be designated by Standard & Poor's as either investment grade ("AAA" through "BBB") or speculative grade ("BB" through "D"). While speculative grade debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions. Ratings from AA to CCC may be modified by the addition of a plus sign (+) or minus sign (-) to show relative standing within the major rating categories.
    AAA -    Debt rated AAA has the highest rating assigned by Standard &
Poor's to a debt obligation. Capacity to pay interest and repay principal is extremely strong.
    AA -    Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the higher-rated issues only in small degree.
    A -    Debt rated A has a strong capacity to pay interest and repay principal, although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.
    BBB -    Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher-rated categories.
    BB -    Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB- rating.
    B -    Debt rated B has a greater vulnerability to default but
currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB- rating.
    CCC -    Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B- rating.
    CC -    Debt rated CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.
    C -    The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC- debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed but debt service payments are continued.
    CI -    The rating CI is reserved for income bonds on which no interest is being paid.
    D -    Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating will also be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.




PART C.  OTHER INFORMATION
Item 24. Financial Statements and Exhibits
 (a)(1) Financial Statements and Financial Highlights, included in the Annual Report, for each of the Fidelity Select Portfolios other than Select Cyclical Industries and Select Natural Resources for the fiscal year ended February 28, 1997, are incorporated by reference into the funds' Statement of Additional Information and were filed on April 22, 1997 for Fidelity Select Portfolios (No. 811-3114) pursuant to Rule 30d-1 under the Investment Company Act of 1940 and are incorporated herein by reference.
              (2)     Included in Part A of the Registration
Statement:
 Condensed Financial Information for the period from March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
                      Included in Part B of the Registration
Statement:
                      Statement of Investments for the period from
March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
                      Statement of Assets and Liabilities for the
period from March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
                      Statement of Operations for the period from
March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
                      Statement of Changes in Net Assets for the
period from March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
 Condensed Financial Information for the period from March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
                      Notes to the Financial Statements for the period from March 3, 1997 (commencement of operations) to August 31, 1997 (unaudited) for Select Cyclical Industries and Select Natural Resources.
 (b) Exhibits.
 (1)(a) Amended and Restated Declaration of Trust, dated April 14, 1994, is incorporated herein by reference to Exhibit 1(a) of Post-Effective Amendment No. 48.
 (2) Bylaws of the Trust, as amended, are incorporated herein by reference to Exhibit 2(a) of Fidelity Union Street Trust's (File no. 2-50318) Post-Effective Amendment No. 87.
 (3) Not applicable.
 (4) Not applicable.
 (5)(a) Management Contracts, dated March 1, 1994, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, Utilities Growth (formerly Utilities), and Money Market Portfolios and Fidelity Management & Research Company, are incorporated herein by reference to Exhibit Nos. 5(a)(1-36) of Post-Effective Amendment No. 48.
     (b) Sub-Advisory Agreements, dated March 1, 1994, between Fidelity Management & Research Company and Fidelity Management & Research (U.K.) Inc. and between Fidelity Management & Research Company and Fidelity Management & Research (Far East) Inc., respectively, with respect to the Registrant's Air Transportation, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Consumer Industries (formerly Consumer Products), Defense and Aerospace, Developing Communications, Electronics, Energy, Energy Service, Environmental Services, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Equipment (formerly Industrial Technology), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Multimedia (formerly Broadcast and Media), Natural Gas, Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios, are incorporated herein by reference to Exhibit Nos. 5(b)(1-34) of Post-Effective Amendment No. 48.
      (c) Sub-Advisory Agreement, dated January 1, 1990, between Fidelity Management & Research Company and FMR Texas Inc. with respect to the Money Market Portfolio, is incorporated herein by reference to
Exhibit 5(c) of Post-Effective Amendment No. 51.
      (d) Management Contract, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(d) of Post-Effective Amendment 58.
      (e) Management Contract, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Management & Research Company, is incorporated herein by reference to Exhibit 5(e) of Post-Effective Amendment 58.
      (f) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(f) of Post-Effective Amendment 59.
      (g) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Cyclical Industries Portfolio, is incorporated herein by reference to Exhibit 5(g) of Post-Effective Amendment 59.
      (h) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (U.K.) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(h) of Post-Effective Amendment 59.
      (i) Sub-Advisory Agreement, dated January 16, 1997, between Fidelity Management & Research (Far East) Inc. and Fidelity Management & Research Company on behalf of Natural Resources Portfolio, is incorporated herein by reference to Exhibit 5(i) of Post-Effective Amendment 59.
 (6)(a) General Distribution Agreements, dated April 1, 1987, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and
Loan), Industrial Materials, Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, are incorporated herein by reference to Exhibit Nos. 6(a)(1-31) of Post-Effective Amendment No. 51.
     (b) Amendment to General Distribution Agreements, dated January 1, 1988, between the Registrant's Air Transportation, American Gold, Automotive, Biotechnology, Brokerage and Investment Management, Chemicals, Computers, Construction and Housing (formerly Housing), Defense and Aerospace, Electronics, Energy, Energy Service, Financial Services, Food and Agriculture, Health Care, Home Finance (formerly Savings and Loan), Industrial Materials, Industrial Equipment (formerly Capital Goods), Insurance (formerly Property and Casualty Insurance), Leisure, Medical Delivery, Money Market, Multimedia (formerly Broadcast and Media), Paper and Forest Products, Precious Metals and Minerals, Regional Banks, Retailing, Software and Computer Services, Technology, Telecommunications, Transportation, and Utilities Growth (formerly Utilities) Portfolios and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(b) of Post-Effective Amendment No. 51.
     (c) General Distribution Agreement, dated June 29, 1989, between the Registrant's Environmental Services Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(c) of Post-Effective Amendment No. 51.
     (d) General Distribution Agreement, dated June 14, 1990, between the Registrant's Consumer Industries (formerly Consumer Products) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(d) of Post-Effective Amendment No. 51.
     (e) General Distribution Agreement, dated June 14, 1990 between the Registrant's Developing Communications Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to
Exhibit 6(e) of Post-Effective Amendment No. 51.
     (f) General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(f) of Post-Effective Amendment No. 46.
     (g) Amendment, dated May 10, 1994, to the General Distribution Agreement, dated April 15, 1993, between the Registrant's Natural Gas Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(g) of Post-Effective Amendment No. 50.
     (h) General Distribution Agreement, dated April 1, 1987, between the Registrant's Industrial Equipment (formerly Capital Goods) Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(h) of Post-Effective Amendment No. 54.
     (i) General Distribution Agreement, dated January 16, 1997, between Cyclical Industries Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(i) of Post-Effective Amendment 59.
     (j) General Distribution Agreement, dated January 16, 1997, between Natural Resources Portfolio and Fidelity Distributors Corporation, is incorporated herein by reference to Exhibit 6(j) of Post-Effective Amendment 59.
     (k) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of each Fidelity Select Portfolio except Fidelity Select Natural Gas Portfolio, Fidelity Select Cyclical Industries Portfolio, and Fidelity Select Natural Resources Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to
Exhibit 6(k) of Post-Effective Amendment No. 57.
     (l) Amendments, dated March 14, 1996 and July 15, 1996, to the General Distribution Agreement between Fidelity Select Portfolios on behalf of Fidelity Select Natural Gas Portfolio and Fidelity Distributors Corporation are incorporated herein by reference to
Exhibit 6(l) of Post-Effective Amendment No. 57.
     (m) Form of Bank Agency Agreement (most recently revised January,
1997), is filed herein as Exhibit 6(m).
     (n) Form of Selling Dealer Agreement for Bank-Related Transactions (most recently revised January, 1997), is filed herein as
Exhibit 6(n).
 (7)(a) Retirement Plan for Non-Interested Person Trustees, Directors or General Partners, as amended November 16, 1995, is incorporated herein by reference to Exhibit 7(a) of Post-Effective Amendment No. 54.
 (b) The Fee Deferral Plan for Non-Interested Person Directors and Trustees of the Fidelity Funds, effective as of September 14, 1995 and amended through November 14, 1996, is incorporated herein by reference to Exhibit 7(b) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (8)(a) Custodian Agreement and Appendix C, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Cyclical Industries and Natural Resources Portfolios is incorporated herein by reference to Exhibit 8(a) of Fidelity Commonwealth Trust's Post-Effective Amendment No. 56 (File No. 2-52322).
     (b) Appendix A, dated January 18, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Cyclical Industries and Natural Resources Portfolios is incorporated herein by reference to Exhibit 8(d) of Fidelity Investment Trust's Post-Effective Amendment No. 65 (File No. 2-90649).
     (c) Appendix B, dated May 16, 1996, to the Custodian Agreement, dated September 1, 1994, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the equity portfolios with the exception of Cyclical Industries and Natural Resources Portfolios is incorporated herein by reference to Exhibit 8(e) of Fidelity Securities Fund's Post-Effective Amendment No. 35 (File No. 2-93601).
     (d) Custodian Agreement and Appendix C, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(a) of Fidelity Hereford Street Trust's Post-Effective Amendment No. 4 (File No. 33-52577).
     (e) Appendix A, dated May 16, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(e) of Post-Effective Amendment No. 57.
     (f) Appendix B, dated July 31, 1996, to the Custodian Agreement, dated December 1, 1994, between The Bank of New York and Fidelity Select Portfolios on behalf of Select Money Market Portfolio is incorporated herein by reference to Exhibit 8(c) of Fidelity Income Fund's Post-Effective Amendment No. 35 (File No. 2-92661).
     (g) Fidelity Group Repo Custodian Agreement among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(d) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (h) Schedule 1 to the Fidelity Group Repo Custodian Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated February 12, 1996, is incorporated herein by reference to Exhibit 8(e) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (i) Fidelity Group Repo Custodian Agreement among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(f) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (j) Schedule 1 to the Fidelity Group Repo Custodian Agreement between Chemical Bank and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated November 13, 1995, is incorporated herein by reference to Exhibit 8(g) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (k) Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated May 11, 1995, is incorporated herein by reference to Exhibit 8(h) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (l) First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of all of the portfolios with the exception of Cyclical Industries and Natural Resources Portfolios, dated July 14, 1995, is incorporated herein by reference to Exhibit 8(i) of Fidelity Institutional Cash Portfolios' (File No. 2-74808) Post-Effective Amendment No. 31.
     (m) Form of Custodian Agreement and Appendix B and C, between Brown Brothers Harriman & Company and Fidelity Select Portfolios on behalf of the Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to Exhibit 8(m) of Post-Effective Amendment No. 57.
     (n) Forms of Fidelity Group Repo Custodian Agreement and
Schedule 1 among The Bank of New York, J. P. Morgan Securities, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to
Exhibit 8(n) of Post-Effective Amendment No. 57.
     (o) Forms of Fidelity Group Repo Custodian Agreement and Schedule 1 among Chemical Bank, Greenwich Capital Markets, Inc., and Fidelity Select Portfolios on behalf of Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to Exhibit 8(o) of Post-Effective Amendment No. 57.
     (p) Forms of Joint Trading Account Custody Agreement and First Amendment to Joint Trading Account Custody Agreement between The Bank of New York and Fidelity Select Portfolios on behalf of Cyclical Industries and Natural Resources Portfolios are incorporated herein by reference to Exhibit 8(p) of Post-Effective Amendment No. 57.
 (9) Not applicable.
 (10) Not applicable.
 (11) Consent of Price Waterhouse LLP is filed herein as Exhibit 11.
 (12) Not applicable.
 (13) Not applicable.
 (14)(a) Fidelity Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(a) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (b) Fidelity Institutional Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (c) National Financial Services Corporation Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(h) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (d) Fidelity Portfolio Advisory Services Individual Retirement Account Custodial Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(i) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (e) Fidelity 403(b)(7) Custodial Account Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(e) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (f) National Financial Services Corporation Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(k) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (g) The CORPORATEplan for Retirement Profit Sharing/401K Plan, as currently in effect, is incorporated herein by reference to Exhibit 14(l) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (h) The CORPORATEplan for Retirement Money Purchase Pension Plan, as currently in effect, is incorporated herein by reference to
Exhibit 14(m) of Fidelity Union Street Trust's (File No. 2-50318) Post-Effective Amendment No. 87.
       (i) Fidelity Investments Section 403(b)(7) Individual Custodial Account Agreement and Disclosure Statement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (j) Plymouth Investments Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Commonwealth Trust's (File No. 2-52322) Post-Effective Amendment No. 57.
       (k) The Fidelity Prototype Defined Benefit Pension Plan and Trust Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(d) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (l) The Institutional Prototype Plan Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(o) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (m) The CORPORATEplan for Retirement 100SM Profit Sharing/401(k) Basic Plan Document, Standardized Adoption Agreement, and Non-Standardized Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(f) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (n) The Fidelity Investments 401(a) Prototype Plan for Tax-Exempt Employers Basic Plan Document, Standardized Profit Sharing Plan Adoption Agreement, Non-Standardized Discretionary Contribution Plan No. 002 Adoption Agreement, and Non-Standardized Discretionary Contribution Plan No. 003 Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(g) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (o) Fidelity Investments 403(b) Sample Plan Basic Plan Document and Adoption Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(p) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
       (p) Fidelity Defined Contribution Retirement Plan and Trust Agreement, as currently in effect, is incorporated herein by reference to Exhibit 14(c) of Fidelity Securities Fund's (File No. 2-93601) Post-Effective Amendment No. 33.
 (q) Fidelity SIMPLE-IRAPlan Adoption Agreement, Company Profile Form, and Plan Document, as currently in effect, is incorporated herein by reference to Exhibit 14(q) of Fidelity Aberdeen Street Trust's (File No. 33-43529) Post-Effective Amendment No. 19.
 (15) Not applicable.
 (16)(a) Schedules for the computation of performance calculations and yield calculations for Select Natural Gas Portfolio and Select Money Market Portfolio on behalf of the trust were filed as Exhibit 16(a) of Post-Effective Amendment No. 51.
       (b) A schedule for the computation of a moving average for Select Insurance Portfolio on behalf of the equity portfolios in the trust was filed as Exhibit 16(b) of Post-Effective Amendment No. 51.
 (17) Not applicable.
 (18) Not applicable.
Item 25. Persons Controlled by or under Common Control with Registrant The Board of Trustees of the Registrant is substantially the same as the boards of other funds advised by FMR, each of which has Fidelity Management & Research Company as its investment adviser. In addition, the officers of these funds are substantially identical. Nonetheless, the Registrant takes the position that it is not under common control with these other funds since the power residing in the respective boards and officers arises as the result of an official position with the respective funds.
Item 26. Number of Holders of Securities  August 31, 1997
Title of Class: Shares of Beneficial Interest
Title of Class Number of Record Holders
Air Transportation Portfolio                    3,343

American Gold Portfolio                         25,935

Automotive Portfolio                            6,382

Biotechnology Portfolio                         51,806

Brokerage and Investment Management Portfolio   23,269

Chemicals Portfolio                             7,517

Computers Portfolio                             55,066

Construction and Housing Portfolio              2,537

Consumer Industries Portfolio                   1,549

Cyclical Industries Portfolio                   396

Defense and Aerospace Portfolio                 4,333

Developing Communications Portfolio             25,106

Electronics Portfolio                           154,690

Energy Portfolio                                15,382

Energy Service Portfolio                        51,683

Environmental Services Portfolio                4,391

Financial Services Portfolio                    30,210

Food and Agriculture Portfolio                  19,838

Health Care Portfolio                           99,185

Home Finance Portfolio                          81,103

Industrial Equipment Portfolio                  4,483

Industrial Materials Portfolio                  3,145

Insurance Portfolio                             9,852

Leisure Portfolio                               8,864

Medical Delivery Portfolio                      14,448

Money Market Portfolio                          30,658

Multimedia Portfolio                            5,108

Natural Gas Portfolio                           7,841

Natural Resources Portfolio                     750

Paper and Forest Products Portfolio             2,822

Precious Metals and Minerals Portfolio          25,174

Regional Banks Portfolio                        67,562

Retailing Portfolio                             9,336

Software and Computer Services Portfolio        38,802

Technology Portfolio                            42,872

Telecommunications Portfolio                    35,155

Transportation Portfolio                        4,812

Utilities Growth Portfolio                      16,892

Item 27. Indemnification
 Article XI, Section 2 of the Declaration of Trust sets forth the reasonable and fair means for determining whether indemnification shall be provided to any past or present Trustee or officer. It states that the Registrant shall indemnify any present or past Trustee or officer to the fullest extent permitted by law against liability and all expenses reasonably incurred by him in connection with any claim, action, suit, or proceeding in which he is involved by virtue of his service as a Trustee, an officer, or both. Additionally, amounts paid or incurred in settlement of such matters are covered by this indemnification. Indemnification will not be provided in certain circumstances, however. These include instances of willful misfeasance, bad faith, gross negligence, and reckless disregard of the duties involved in the conduct of the particular office involved.
 Pursuant to Section 11 of the Distribution Agreement, the Registrant agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense arising by reason of any person acquiring any shares, based upon the ground that the registration statement, Prospectus, Statement of Additional Information, shareholder reports or other information filed or made public by the Registrant included a materially misleading statement or omission. However, the Registrant does not agree to indemnify the Distributor or hold it harmless to the extent that the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor. The Registrant does not agree to indemnify the parties against any liability to which they would be subject by reason of willful misfeasance, bad faith, gross negligence, and reckless disregard of the obligations and duties under the Distribution Agreement.
 Pursuant to the agreement by which Fidelity Service Company, Inc. ("Service") is appointed transfer agent, the Registrant agrees to indemnify and hold Service harmless against any losses, claims, damages, liabilities or expenses (including reasonable counsel fees and expenses) resulting from:
 (1) any claim, demand, action or suit brought by any person other than the Registrant, including by a shareholder, which names the Service and/or the Registrant as a party and is not based on and does not result from Service's willful misfeasance, bad faith or negligence or reckless disregard of duties, and arises out of or in connection with Service's performance under the Transfer Agency Agreement; or
 (2) any claim, demand, action or suit (except to the extent contributed to by Service's willful misfeasance, bad faith or negligence or reckless disregard of duties) which results from the negligence of the Registrant, or from Service's acting upon any instruction(s) reasonably believed by it to have been executed or communicated by any person duly authorized by the Registrant, or as a result of Service's acting in reliance upon advice reasonably believed by Service to have been given by counsel for the Registrant, or as a result of Service's acting in reliance upon any instrument or stock certificate reasonably believed by it to have been genuine and signed, countersigned or executed by the proper person.

Item 28. Business and Other Connections of Investment Adviser
 (1)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FMR)
 FMR serves as investment adviser to a number of other investment companies. The directors and officers of the Adviser have held, during the past two fiscal years, the following positions of a substantial nature.

Edward C. Johnson 3d        Chairman of the Board of FMR; President and Chief
                            Executive Officer of FMR Corp.; Chairman of the
                            Board and Director of FMR, FMR Corp., FMR Texas
                            Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Chairman of the Board and Representative Director of
                            Fidelity Investments Japan Limited; President and
                            Trustee of funds advised by FMR.



Robert C. Pozen             President and Director of FMR; Senior Vice President
                            and Trustee of funds advised by FMR; President and
                            Director of FMR Texas Inc., FMR (U.K.) Inc., and
                            FMR (Far East) Inc.; General Counsel, Managing
                            Director, and Senior Vice President of FMR Corp.



J. Gary Burkhead            President of FIIS; President and Director of FMR, FMR
                            Texas Inc., FMR (U.K.) Inc., and FMR (Far East) Inc.;
                            Managing Director of FMR Corp.; Senior Vice
                            President and Trustee of funds advised by FMR.



Peter S. Lynch              Vice Chairman of the Board and Director of FMR.



Marta Amieva                Vice President of FMR.



John Carlson                Vice President of FMR.



Dwight D. Churchill         Senior Vice President of FMR.



Barry Coffman               Vice President of FMR.



Arieh Coll                  Vice President of FMR.



Stephen G. Manning          Assistant Treasurer of FMR



William Danoff              Senior Vice President of FMR and of a fund advised by
                            FMR.



Scott E. DeSano             Vice President of FMR.



Craig P. Dinsell            Vice President of FMR.



Penelope Dobkin             Vice President of FMR and of a fund advised by FMR.



George C. Domolky           Vice President of FMR.



Bettina Doulton             Vice President of FMR and of funds advised by FMR.



Margaret L. Eagle           Vice President of FMR and a fund advised by FMR.



Richard B. Fentin           Senior Vice President of FMR and Vice President of a
                            fund advised by FMR.



Gregory Fraser              Vice President of FMR and of a fund advised by FMR.



Jay Freedman                Assistant Clerk of FMR; Clerk of FMR Corp., FMR
                            (U.K.) Inc., and FMR (Far East) Inc.; Secretary of FMR
                            Texas Inc.



Robert Gervis               Vice President of FMR.



David L. Glancy             Vice President of FMR and of a fund advised by FMR.



Kevin E. Grant              Vice President of FMR and of funds advised by FMR.



Barry A. Greenfield         Vice President of FMR and of a fund advised by FMR.



Boyce I. Greer              Senior Vice President of FMR.



Bart A. Grenier             Vice President of FMR and of High-Income Funds
                            advised by FMR.



Robert Haber                Vice President of FMR.



Richard C. Habermann        Senior Vice President of FMR; Vice President of funds
                            advised by FMR.



William J. Hayes            Senior Vice President of FMR; Vice President of Equity
                            funds advised by FMR.



Richard Hazlewood           Vice President of FMR and of a fund advised by FMR.



Fred L. Henning Jr.         Senior Vice President of FMR; Vice President of
                            Fixed-Income funds advised by FMR.



Bruce Herring               Vice President of FMR.



John R. Hickling            Vice President of FMR and of a fund advised by FMR.



Robert F. Hill              Vice President of FMR; Director of Technical Research.



Curt Hollingsworth          Vice President of FMR and of funds advised by FMR.



Abigail P. Johnson          Senior Vice President of FMR and of a fund advised by
                            FMR; Associate Director and Senior Vice President of
                            Equity funds advised by FMR.



David B. Jones              Vice President of FMR.



Steven Kaye                 Vice President of FMR and of a fund advised by FMR.



Francis V. Knox             Vice President of FMR; Compliance Officer of FMR
                            (U.K.) Inc.



David P. Kurrasch           Vice President of FMR.



Robert A. Lawrence          Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Vice President of High Income funds advised by FMR.



Harris Leviton              Vice President of FMR and of a fund advised by FMR.



Bradford E. Lewis           Vice President of FMR and of funds advised by FMR.



Mark G. Lohr                Vice President of FMR; Treasurer of FMR, FMR (U.K.)
                            Inc., FMR (Far East) Inc., and FMR Texas Inc.



Arthur S. Loring            Senior Vice President, Clerk, and General Counsel of
                            FMR; Vice President/Legal, and Assistant Clerk of
                            FMR Corp.; Secretary of funds advised by FMR.



Richard R. Mace Jr.         Vice President of FMR and of funds advised by FMR.



Charles Mangum              Vice President of FMR.



Kevin McCarey               Vice President of FMR.



Diane McLaughlin            Vice President of FMR.



Neal P. Miller              Vice President of FMR.



Robert H. Morrison          Vice President of FMR; Director of Equity Trading.



David L. Murphy             Vice President of FMR and of funds advised by FMR.



Scott Orr                   Vice President of FMR.



Jacques Perold              Vice President of FMR.



Anne Punzak                 Vice President of FMR.



Kenneth A. Rathgeber        Vice President of FMR; Treasurer of funds advised by
                            FMR.



Kennedy P. Richardson       Vice President of FMR.



Mark Rzepczynski            Vice President of FMR.



Lee H. Sandwen              Vice President of FMR.



Patricia A. Satterthwaite   Vice President of FMR and of a fund advised by FMR.



Fergus Shiel                Vice President of FMR.



Carol Smith-Fachetti        Vice President of FMR.



Steven J. Snider            Vice President of FMR.



Thomas T. Soviero           Vice President of FMR and of a fund advised by FMR.



Richard Spillane            Senior Vice President of FMR; Associate Director and
                            Senior Vice President of Equity funds advised by FMR;
                            Senior Vice President and Director of Operations and
                            Compliance of FMR (U.K.) Inc.



Thomas Sprague              Vice President of FMR.



Robert E. Stansky           Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Scott Stewart               Vice President of FMR.



Cythia Straus               Vice President of FMR.



Thomas Sweeney              Vice President of FMR and of a fund advised by FMR.



Beth F. Terrana             Senior Vice President of FMR; Vice President of a fund
                            advised by FMR.



Yoko Tilley                 Vice President of FMR.



Joel C. Tillinghast         Vice President of FMR and of a fund advised by FMR.



Robert Tuckett              Vice President of FMR.



Jennifer Uhrig              Vice President of FMR and of funds advised by FMR.



George A. Vanderheiden      Senior Vice President of FMR; Vice President of funds
                            advised by FMR.






(2)  FIDELITY MANAGEMENT & RESEARCH (U.K.) INC. (FMR U.K.)
       25 Lovat Lane, London, EC3R 8LL, England
 FMR U.K. provides investment advisory services to Fidelity Management & Research Company and Fidelity Management Trust Company. The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.

Edward C. Johnson 3d   Chairman of the Board and Director of FMR U.K.,
                       FMR, FMR Corp., FMR Texas Inc., and FMR (Far
                       East) Inc.; Chairman of the Executive Committee of
                       FMR; President and Chief Executive Officer of FMR
                       Corp.; Chairman of the Board and Representative
                       Director of Fidelity Investments Japan Limited;
                       President and Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR U.K.,
                       FMR, FMR (Far East) Inc., and FMR Texas Inc.;
                       Managing Director of FMR Corp.; Senior Vice
                       President and Trustee of funds advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice President
                       and Trustee of funds advised by FMR; President and
                       Director of FMR Texas Inc., FMR (U.K.) Inc., and
                       FMR (Far East) Inc.; General Counsel, Managing
                       Director, and Senior Vice President of FMR Corp.



Mark G. Lohr           Treasurer of FMR U.K., FMR, FMR (Far East) Inc., and
                       FMR Texas Inc.; Vice President of FMR.



Stephen G. Manning     Assistant Treasurer of FMR U.K., FMR, FMR (Far
                       East) Inc., and FMR Texas Inc.; Treasurer of FMR
                       Corp.



Francis V. Knox        Compliance Officer of FMR U.K.; Vice President of
                       FMR.



Jay Freedman           Clerk of FMR U.K., FMR (Far East) Inc., and FMR
                       Corp.; Assistant Clerk of FMR; Secretary of FMR
                       Texas Inc.


(3)  FIDELITY MANAGEMENT & RESEARCH COMPANY (FAR EAST) INC. (FMR FAR
EAST)
      Shiroyama JT Mori Bldg., 4-3-1 Toranomon Minato-ku, Tokyo 105,
Japan
 FMR Far East provides investment advisory services to Fidelity
Management & Research Company and Fidelity Management Trust Company.
The directors and officers of the Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR Far
                       East, FMR, FMR Corp., FMR Texas Inc., and
                       FMR (U.K.) Inc.; Chairman of the Executive
                       Committee of FMR; President and Chief
                       Executive Officer of FMR Corp.; Chairman of
                       the Board and Representative Director of Fidelity
                       Investments Japan Limited; President and
                       Trustee of funds advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR
                       Far East, FMR Texas Inc., FMR, and FMR
                       (U.K.) Inc.; Managing Director of FMR Corp.;
                       Senior Vice President and Trustee of funds
                       advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FMR Texas Inc., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; General
                       Counsel, Managing Director, and Senior Vice
                       President of FMR Corp.



Bill Wilder            Vice President of FMR Far East; President and
                       Representative Director of Fidelity Investments
                       Japan Limited.



Mark G. Lohr           Treasurer of FMR Far East, FMR, FMR (U.K.)
                       Inc., and FMR Texas Inc.; Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Far East, FMR,
                       FMR (U.K.) Inc., and FMR Texas Inc.; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Clerk of FMR Far East, FMR (U.K.) Inc., and
                       FMR Corp.; Assistant Clerk of FMR; Secretary
                       of FMR Texas Inc.



Robert Auld            Vice President of FMR Far East.


(4)  FMR TEXAS INC. (FMR Texas)
 FMR Texas provides investment advisory services to Fidelity
Management & Research Company.  The directors and officers of the
Sub-Adviser have held the following positions of a substantial nature during the past two fiscal years.
Edward C. Johnson 3d   Chairman of the Board and Director of FMR
                       Texas, FMR, FMR Corp., FMR (Far East) Inc.,
                       and FMR (U.K.) Inc.; Chairman of the Board of
                       FMR; President and Chief Executive Officer of
                       FMR Corp.; Chairman of the Board and
                       Representative Director of Fidelity Investments
                       Japan Limited; President and Trustee of funds
                       advised by FMR.



J. Gary Burkhead       President of FIIS; President and Director of FMR
                       Texas, FMR, FMR (Far East) Inc., and FMR
                       (U.K.) Inc.; Managing Director of FMR Corp.;
                       Senior Vice President and Trustee of funds
                       advised by FMR.



Robert C. Pozen        President and Director of FMR; Senior Vice
                       President and Trustee of funds advised by FMR;
                       President and Director of FMR Texas Inc., FMR
                       (U.K.) Inc., and FMR (Far East) Inc.; General
                       Counsel, Managing Director, and Senior Vice
                       President of FMR Corp.



Robert H. Auld         Vice President of FMR Texas.



Robert K. Duby         Vice President of FMR Texas and of funds
                       advised by FMR.



Robert Litterst        Vice President of FMR Texas and of funds
                       advised by FMR.



Thomas D. Maher        Vice President of FMR Texas and Assistant Vice
                       President of Money Market funds advised by
                       FMR.



Scott A. Orr           Vice President of FMR Texas and of funds
                       advised by FMR.



Burnell R. Stehman     Vice President of FMR Texas and of funds
                       advised by FMR.



John J. Todd           Vice President of FMR Texas and of funds
                       advised by FMR.



Mark G. Lohr           Treasurer of FMR Texas, FMR (U.K.) Inc., FMR
                       (Far East) Inc., and FMR; Vice President of
                       FMR.



Stephen G. Manning     Assistant Treasurer of FMR Texas, FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR; Vice
                       President and Treasurer of FMR Corp.



Jay Freedman           Secretary of FMR Texas; Clerk of FMR (U.K.)
                       Inc., FMR (Far East) Inc., and FMR Corp.;
                       Assistant Clerk of FMR.

Item 29. Principal Underwriters
(a) Fidelity Distributors Corporation (FDC) acts as distributor for most funds advised by FMR.
(b)

Name and Principal   Positions and Offices   Positions and Offices

Business Address*    With Underwriter        With Registrant

Edward C. Johnson 3d   Director                   Trustee and President

Michael Mlinac         Director                   None

Mark Peterson          Director                   None

Paul Hondros           President                  None

Arthur S. Loring       Vice President and Clerk   Secretary

Caron Ketchum          Treasurer and Controller   None

Gary Greenstein        Assistant Treasurer        None

Jay Freedman           Assistant Clerk            None

Linda Holland          Compliance Officer         None

* 82 Devonshire Street, Boston, MA
 (c) Not applicable.
Item 30. Location of Accounts and Records
 All accounts, books, and other documents required to be maintained by
Section 31a of the 1940 Act and the Rules promulgated thereunder are maintained by Fidelity Management & Research Company or Fidelity Service Company, Inc., 82 Devonshire Street, Boston, MA 02109, or the funds' respective custodians The Bank of New York, 110 Washington Street, New York, N.Y. and Brown Brothers Harriman & Co., 40 Water Street, Boston, MA.
Item 31. Management Services
  Not applicable.
Item 32. Undertakings
(a) The Registrant undertakes for Natural Gas Portfolio, Cyclical Industries Portfolio, and Natural Resources Portfolio: 1) to call a meeting of shareholders for the purpose of voting upon the questions of removal of a trustee or trustees, when requested to do so by record holders of not less than 10% of its outstanding shares; and 2) to assist in communications with other shareholders pursuant to Section 16(c)(1) and (2), whenever shareholders meeting the qualifications set forth in Section 16(c) seek the opportunity to communicate with other shareholders with a view toward requesting a meeting.
(b) The Registrant, on behalf of Fidelity Select Portfolios, provided the information required for the stock funds by Item 5A is contained in the annual report, undertakes to furnish to each person to whom a prospectus has been delivered, upon their request and without charge, a copy of the Registrant's latest annual report to shareholders. SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for the effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 60 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and Commonwealth of Massachusetts, on the 26 day of September 1997.
      Fidelity Select Portfolios
      By /s/Edward C. Johnson 3d          (dagger)
           Edward C. Johnson 3d, President
Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.
       (Signature)   (Title)   (Date)


/s/Edward C. Johnson 3d  (dagger)   President and Trustee           September       26, 1997

Edward C. Johnson 3d                (Principal Executive Officer)



/s/Richard A. Silver                Treasurer                       September       26, 1997

Richard A. Silver



/s/Robert C. Pozen                  Trustee                         September        26, 1997

Robert C. Pozen



/s/Ralph F. Cox                 *   Trustee                         September       26, 1997

Ralph F. Cox



/s/Phyllis Burke Davis      *       Trustee                         September       26, 1997

Phyllis Burke Davis



/s/Robert M. Gates           **     Trustee                         September       26, 1997

Robert M. Gates



/s/E. Bradley Jones           *     Trustee                         September       26, 1997

E. Bradley Jones



/s/Donald J. Kirk               *   Trustee                         September       26, 1997

Donald J. Kirk



/s/Peter S. Lynch               *   Trustee                         September       26, 1997

Peter S. Lynch



/s/Marvin L. Mann            *      Trustee                         September       26, 1997

Marvin L. Mann



/s/William O. McCoy        *        Trustee                         September       26, 1997

William O. McCoy



/s/Gerald C. McDonough  *           Trustee                         September       26, 1997

Gerald C. McDonough



/s/Thomas R. Williams       *       Trustee                         September       26, 1997

Thomas R. Williams




(dagger) Signatures affixed by Robert C. Pozen pursuant to a power of attorney dated July 17, 1997 and filed herewith.
* Signature affixed by Robert C. Hacker pursuant to a power of attorney dated December 19, 1996 and filed herewith.
** Signature affixed by Robert C. Hacker pursuant to a power of attorney dated March 6, 1997 and filed herewith.
POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Hereford Street Trust
Fidelity Advisor Series I                Fidelity Income Fund
Fidelity Advisor Series II               Fidelity Institutional Cash Portfolios
Fidelity Advisor Series III              Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series IV               Fidelity Investment Trust
Fidelity Advisor Series V                Fidelity Magellan Fund
Fidelity Advisor Series VI               Fidelity Massachusetts Municipal Trust
Fidelity Advisor Series VII              Fidelity Money Market Trust
Fidelity Advisor Series VIII             Fidelity Mt. Vernon Street Trust
Fidelity Beacon Street Trust             Fidelity Municipal Trust
Fidelity Boston Street Trust             Fidelity Municipal Trust II
Fidelity California Municipal Trust      Fidelity New York Municipal Trust
Fidelity California Municipal Trust II   Fidelity New York Municipal Trust II
Fidelity Capital Trust                   Fidelity Phillips Street Trust
Fidelity Charles Street Trust            Fidelity Puritan Trust
Fidelity Commonwealth Trust              Fidelity Revere Street Trust
Fidelity Concord Street Trust            Fidelity School Street Trust
Fidelity Congress Street Fund            Fidelity Securities Fund
Fidelity Contrafund                      Fidelity Select Portfolios
Fidelity Corporate Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Court Street Trust              Fidelity Summer Street Trust
Fidelity Court Street Trust II           Fidelity Trend Fund
Fidelity Covington Trust                 Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Daily Money Fund                Fidelity U.S. Investments-Government Securities
Fidelity Destiny Portfolios                 Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity Union Street Trust
  Portfolio, L.P.                        Fidelity Union Street Trust II
Fidelity Devonshire Trust                Fidelity Yen Performance Portfolio, L.P.
Fidelity Exchange Fund                   Newbury Street Trust
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II
Fidelity Government Securities Fund      Variable Insurance Products Fund III
Fidelity Hastings Street Trust


in addition to any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Robert C. Pozen my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A, Form N-8A, or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and on my behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after August 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d_   July 17, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates

POWER OF ATTORNEY
 I, the undersigned President and Director, Trustee, or General
Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Plans                   Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Government Securities
Fidelity Deutsche Mark Performance          Fund, L.P.
  Portfolio, L.P.                        Fidelity Union Street Trust
Fidelity Devonshire Trust                Fidelity Union Street Trust II
Fidelity Exchange Fund                   Fidelity Yen Performance Portfolio, L.P.
Fidelity Financial Trust                 Variable Insurance Products Fund
Fidelity Fixed-Income Trust              Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint J. Gary Burkhead my true and lawful attorney-in-fact, with full power of substitution, and with full power to him to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A, Form N-8B-2, or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or his substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 3, 1997.
 WITNESS my hand on the date set forth below.
/s/Edward C. Johnson 3d               January 3, 1997

Edward C. Johnson 3d

POWER OF ATTORNEY
 I, the undersigned Treasurer and principal financial and accounting officer of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as President and Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint John H. Costello and John E. Ferris each of them singly my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them to sign for me and in my name in the appropriate capacity, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be
done by virtue hereof.   This power of attorney is effective for all
documents filed on or after January 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Kenneth A. Rathgeber__________   December 19, 1996

Kenneth A. Rathgeber

POWER OF ATTORNEY
 We, the undersigned Directors, Trustees, or General Partners, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Directors, Trustees, or General Partners (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, our true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for us and in our names in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in our names and behalf in connection therewith as said attorneys-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after January 1, 1997.
 WITNESS our hands on this nineteenth day of December, 1996.

/s/Edward C. Johnson 3d___________    /s/Peter S. Lynch________________

Edward C. Johnson 3d                  Peter S. Lynch




/s/J. Gary Burkhead_______________    /s/William O. McCoy______________

J. Gary Burkhead                      William O. McCoy


/s/Ralph F. Cox __________________   /s/Gerald C. McDonough___________

Ralph F. Cox                         Gerald C. McDonough


/s/Phyllis Burke Davis_____________   /s/Marvin L. Mann________________

Phyllis Burke Davis                   Marvin L. Mann


/s/E. Bradley Jones________________   /s/Thomas R. Williams ____________

E. Bradley Jones                      Thomas R. Williams


/s/Donald J. Kirk __________________

Donald J. Kirk



POWER OF ATTORNEY
 I, the undersigned Director, Trustee, or General Partner, as the case may be, of the following investment companies:

Fidelity Aberdeen Street Trust           Fidelity Government Securities Fund
Fidelity Advisor Annuity Fund            Fidelity Hastings Street Trust
Fidelity Advisor Series I                Fidelity Hereford Street Trust
Fidelity Advisor Series II               Fidelity Income Fund
Fidelity Advisor Series III              Fidelity Institutional Cash Portfolios
Fidelity Advisor Series IV               Fidelity Institutional Tax-Exempt Cash Portfolios
Fidelity Advisor Series V                Fidelity Institutional Trust
Fidelity Advisor Series VI               Fidelity Investment Trust
Fidelity Advisor Series VII              Fidelity Magellan Fund
Fidelity Advisor Series VIII             Fidelity Massachusetts Municipal Trust
Fidelity Beacon Street Trust             Fidelity Money Market Trust
Fidelity Boston Street Trust             Fidelity Mt. Vernon Street Trust
Fidelity California Municipal Trust      Fidelity Municipal Trust
Fidelity California Municipal Trust II   Fidelity Municipal Trust II
Fidelity Capital Trust                   Fidelity New York Municipal Trust
Fidelity Charles Street Trust            Fidelity New York Municipal Trust II
Fidelity Commonwealth Trust              Fidelity Phillips Street Trust
Fidelity Congress Street Fund            Fidelity Puritan Trust
Fidelity Contrafund                      Fidelity Revere Street Trust
Fidelity Corporate Trust                 Fidelity School Street Trust
Fidelity Court Street Trust              Fidelity Securities Fund
Fidelity Court Street Trust II           Fidelity Select Portfolios
Fidelity Covington Trust                 Fidelity Sterling Performance Portfolio, L.P.
Fidelity Daily Money Fund                Fidelity Summer Street Trust
Fidelity Daily Tax-Exempt Fund           Fidelity Trend Fund
Fidelity Destiny Portfolios              Fidelity U.S. Investments-Bond Fund, L.P.
Fidelity Deutsche Mark Performance       Fidelity U.S. Investments-Government Securities
  Portfolio, L.P.                           Fund, L.P.
Fidelity Devonshire Trust                Fidelity Union Street Trust
Fidelity Exchange Fund                   Fidelity Union Street Trust II
Fidelity Financial Trust                 Fidelity Yen Performance Portfolio, L.P.
Fidelity Fixed-Income Trust              Variable Insurance Products Fund
                                         Variable Insurance Products Fund II


plus any other investment company for which Fidelity Management & Research Company or an affiliate acts as investment adviser and for which the undersigned individual serves as Director, Trustee, or General Partner (collectively, the "Funds"), hereby constitute and appoint Arthur J. Brown, Arthur C. Delibert, Stephanie A. Djinis, Robert C. Hacker, Thomas M. Leahey, Richard M. Phillips, and Dana L. Platt, each of them singly, my true and lawful attorneys-in-fact, with full power of substitution, and with full power to each of them, to sign for me and in my name in the appropriate capacities, all Registration Statements of the Funds on Form N-1A, Form N-8A or any successor thereto, any and all subsequent Amendments, Pre-Effective Amendments, or Post-Effective Amendments to said Registration Statements on Form N-1A or any successor thereto, any Registration Statements on Form N-14, and any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorneys-in-fact deem necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorneys-in-fact or their substitutes may do or cause to be done by virtue hereof. This power of attorney is effective for all documents filed on or after March 1, 1997.
 WITNESS my hand on the date set forth below.
/s/Robert M. Gates              March 6, 1997

Robert M. Gates